                                                        ------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2011
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07452

                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]             AIM V.I. BASIC BALANCED FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING. Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES                                                                          SHARES WAS 0.91% AND 1.16%,
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer          RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND
charges. If variable product issuer charges were included, returns would be lower.        OPERATING EXPENSE RATIO SET FORTH IN THE
                                                                                          MOST RECENT FUND PROSPECTUS AS OF THE DATE
Series I Shares                                                                 -11.94%   OF THIS REPORT FOR SERIES I AND SERIES II
Series II Shares                                                                -12.11    SHARES WAS 1.18% AND 1.43%, RESPECTIVELY.
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90    THE EXPENSE RATIOS PRESENTED ABOVE MAY
Custom Basic Balanced Index(BOX) (Style-Specific Index)                          -7.75    VARY FROM THE EXPENSE RATIOS PRESENTED IN
Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index(TRIANGLE)                   OTHER SECTIONS OF THIS REPORT THAT ARE
   (Peer Group Index)                                                            -5.78    BASED ON EXPENSES INCURRED DURING THE
                                                                                          PERIOD COVERED BY THIS REPORT.
(TRIANGLE)Lipper Inc.; (BOX)Invesco Aim, Lipper Inc.                                         AIM V.I. BASIC BALANCED FUND, A SERIES
                                                                                          PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       IS CURRENTLY OFFERED THROUGH INSURANCE
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    COMPANIES ISSUING VARIABLE PRODUCTS. YOU
rather the most widely held 500 companies chosen with respect to market size,             CANNOT PURCHASE SHARES OF THE FUND
liquidity, and their industry.                                                            DIRECTLY. PERFORMANCE FIGURES GIVEN
   The CUSTOM BASIC BALANCED INDEX is an index created by Invesco Aim Advisors, Inc. to   REPRESENT THE FUND AND ARE NOT INTENDED TO
benchmark the Fund. The index consists of the following indexes: 60% Russell              REFLECT ACTUAL VARIABLE PRODUCT VALUES.
1000--REGISTERED TRADEMARK-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond      THEY DO NOT REFLECT SALES CHARGES,
Index. The Russell 1000--REGISTERED TRADEMARK-- Value Index measures the performance of   EXPENSES AND FEES ASSESSED IN CONNECTION
those Russell 1000 companies with lower price-to-book ratios and lower forecasted         WITH A VARIABLE PRODUCT. SALES CHARGES,
growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank      EXPENSES AND FEES, WHICH ARE DETERMINED BY
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell      THE VARIABLE PRODUCT ISSUERS, WILL VARY
Company. The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade       AND WILL LOWER THE TOTAL RETURN.
fixed-rate bonds with components for government and corporate securities, mortgage           THE MOST RECENT MONTH-END PERFORMANCE
pass-throughs, and asset-backed securities.                                               DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
   The LIPPER VUF MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally        PRODUCT CHARGES, IS AVAILABLE ON THE
weighted representation of the largest variable insurance underlying funds in the         INVESCO AIM AUTOMATED INFORMATION LINE,
Lipper Mixed-Asset Target Allocation Moderate Funds category. These funds, by portfolio   866 702 4402. AS MENTIONED ABOVE, FOR THE
practice, maintain a mix of between 40% to 60% equity securities, with the remainder      MOST RECENT MONTH-END PERFORMANCE
invested in bonds, cash, and cash equivalents.                                            INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
   The Fund is not managed to track the performance of any particular index, including    CONTACT YOUR VARIABLE PRODUCT ISSUER OR
the indexes defined here, and consequently, the performance of the Fund may deviate       FINANCIAL ADVISOR.
significantly from the performance of the indexes.                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
   A direct investment cannot be made in an index. Unless otherwise indicated, index      REIMBURSED EXPENSES, PERFORMANCE WOULD
results include reinvested dividends, and they do not reflect sales charges.              HAVE BEEN LOWER.
Performance of an index of funds reflects fund expenses; performance of a market index
does not.                                                                                 (1) Total annual operating expenses less
=======================================================================================       contractual advisory fee waivers by
==========================================                                                    the advisor in effect through at least
AVERAGE ANNUAL TOTAL RETURNS                 II SHARES. THE INCEPTION DATE OF SERIES I        December 31, 2009. See current
As of 6/30/08                                SHARES IS MAY 1, 1998. THE PERFORMANCE OF        prospectus for more information.
                                             THE FUND'S SERIES I AND SERIES II SHARE
SERIES I SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO         (2) Total annual operating expenses less
Inception (5/1/98)                    2.17%  DIFFERENT CLASS EXPENSES.                        any contractual fee waivers and/or
10 Years                              2.05      THE PERFORMANCE DATA QUOTED REPRESENT         expense reimbursements by the advisor
 5 Years                              4.06   PAST PERFORMANCE AND CANNOT GUARANTEE            in effect through at least April 30,
 1 Year                             -15.06   COMPARABLE FUTURE RESULTS; CURRENT               2010. See current prospectus for more
                                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       information.
SERIES II SHARES                             CONTACT YOUR VARIABLE PRODUCT ISSUER OR
10 Years                              1.79%  FINANCIAL ADVISOR FOR THE MOST RECENT
 5 Years                              3.78   MONTH-END VARIABLE PRODUCT PERFORMANCE.
 1 Year                             -15.33   PERFORMANCE FIGURES REFLECT FUND EXPENSES,
==========================================   REINVESTED DISTRIBUTIONS AND CHANGES IN
                                             NET ASSET VALUE. INVESTMENT RETURN AND
   SERIES II SHARES' INCEPTION DATE IS       PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
JANUARY 24, 2002. RETURNS SINCE THAT DATE    MAY HAVE A GAIN OR LOSS WHEN YOU SELL
ARE HISTORICAL. ALL OTHER RETURNS ARE THE    SHARES.
BLENDED RETURNS OF THE HISTORICAL               THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II
(FOR PERIODS PRIOR TO INCEPTION OF SERIES
II SHARES) ADJUSTED TO REFLECT THE RULE
12B-1 FEES APPLICABLE TO SERIES

AIM V.I. BASIC BALANCED FUND

PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Common Stocks & Other Equity Interests                               61.9%
-------------------------------------------------------------------------
Bonds & Notes                                                        24.9
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 15.4
-------------------------------------------------------------------------
Preferred Stocks                                                      3.6
-------------------------------------------------------------------------
Asset-Backed Securities                                               1.8
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           0.9
-------------------------------------------------------------------------
Municipal Obligations                                                 0.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                (9.1)
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(A)

June 30, 2008
(Unaudited)





                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-61.90%

ADVERTISING-3.21%

Interpublic Group of Cos., Inc. (The)(b)                 91,406    $   786,092
------------------------------------------------------------------------------
Omnicom Group Inc.                                       18,156        814,841
==============================================================================
                                                                     1,600,933
==============================================================================


AEROSPACE & DEFENSE-0.26%

Honeywell International Inc.                              2,604        130,929
==============================================================================


APPAREL RETAIL-0.87%

Gap, Inc. (The)                                          26,110        435,254
==============================================================================


BREWERS-1.61%

Molson Coors Brewing Co.-Class B                         14,812        804,736
==============================================================================


COMPUTER HARDWARE-2.18%

Dell Inc.(b)                                             49,559      1,084,351
==============================================================================


CONSTRUCTION MATERIALS-1.75%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)                     35,293        871,731
==============================================================================


CONSUMER FINANCE-1.25%

SLM Corp.(b)                                             32,124        621,599
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.17%

Western Union Co.                                        43,707      1,080,437
==============================================================================


DEPARTMENT STORES-1.03%

Kohl's Corp.(b)                                          12,800        512,512
==============================================================================


DIVERSIFIED BANKS-0.55%

Wachovia Corp.                                           17,575        272,940
==============================================================================


EDUCATION SERVICES-1.06%

Apollo Group Inc.-Class A(b)                             11,900        526,694
==============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.65%

Tyco Electronics Ltd.                                     9,036        323,670
==============================================================================


GENERAL MERCHANDISE STORES-1.39%

Target Corp.                                             14,900        692,701
==============================================================================


HEALTH CARE DISTRIBUTORS-1.54%

Cardinal Health, Inc.                                    14,905        768,800
==============================================================================


HEALTH CARE EQUIPMENT-1.15%

Baxter International Inc.                                 8,965        573,222
==============================================================================


HOME IMPROVEMENT RETAIL-1.46%

Home Depot, Inc. (The)                                   31,092        728,175
==============================================================================


HOUSEHOLD APPLIANCES-1.03%

Whirlpool Corp.                                           8,300        512,359
==============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.87%

Robert Half International, Inc.                          38,956        933,775
==============================================================================


INDUSTRIAL CONGLOMERATES-2.02%

General Electric Co.                                     17,058        455,278
------------------------------------------------------------------------------
Tyco International Ltd.                                  13,787        552,031
==============================================================================
                                                                     1,007,309
==============================================================================


INDUSTRIAL MACHINERY-1.53%

Illinois Tool Works Inc.                                 15,996        759,970
==============================================================================


INSURANCE BROKERS-1.26%

Marsh & McLennan Cos., Inc.                              23,658        628,120
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-2.09%

Merrill Lynch & Co., Inc.                                16,087    $   510,119
------------------------------------------------------------------------------
Morgan Stanley                                           14,787        533,367
==============================================================================
                                                                     1,043,486
==============================================================================


MANAGED HEALTH CARE-2.00%

UnitedHealth Group Inc.                                  37,940        995,925
==============================================================================


MOVIES & ENTERTAINMENT-0.89%

Walt Disney Co. (The)                                    14,166        441,979
==============================================================================


MULTI-LINE INSURANCE-1.35%

American International Group, Inc.                       19,247        509,276
------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)             2,504        161,683
==============================================================================
                                                                       670,959
==============================================================================


OIL & GAS DRILLING-0.96%

Transocean Inc.                                           3,150        480,028
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-3.99%

Halliburton Co.                                          20,838      1,105,872
------------------------------------------------------------------------------
Schlumberger Ltd.                                         8,197        880,604
==============================================================================
                                                                     1,986,476
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.74%

Citigroup Inc.                                           43,468        728,524
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     18,581        637,514
==============================================================================
                                                                     1,366,038
==============================================================================


PACKAGED FOODS & MEATS-0.86%

Unilever N.V. (Netherlands)                              15,070        427,797
==============================================================================


PHARMACEUTICALS-2.12%

Sanofi-Aventis (France)(c)                                8,014        533,135
------------------------------------------------------------------------------
Wyeth                                                    10,902        522,860
==============================================================================
                                                                     1,055,995
==============================================================================


PROPERTY & CASUALTY INSURANCE-0.98%

XL Capital Ltd.-Class A                                  23,731        487,909
==============================================================================


PUBLISHING-1.41%

McGraw-Hill Cos., Inc. (The)                             17,500        702,100
==============================================================================


SEMICONDUCTOR EQUIPMENT-3.97%

ASML Holding N.V. (Netherlands)(c)                       35,553        865,898
------------------------------------------------------------------------------
KLA-Tencor Corp.                                         27,331      1,112,645
==============================================================================
                                                                     1,978,543
==============================================================================


SEMICONDUCTORS-1.75%

Maxim Integrated Products, Inc.                          41,225        871,909
==============================================================================


SPECIALIZED FINANCE-2.27%

Moody's Corp.                                            32,816      1,130,183
==============================================================================


SYSTEMS SOFTWARE-2.33%

CA Inc.                                                  25,444        587,502
------------------------------------------------------------------------------
Microsoft Corp.                                          20,882        574,464
==============================================================================
                                                                     1,161,966
==============================================================================


THRIFTS & MORTGAGE FINANCE-2.35%

Fannie Mae                                               45,191        881,676
------------------------------------------------------------------------------
Washington Mutual, Inc.                                  58,949        290,619
==============================================================================
                                                                     1,172,295
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $32,641,571)                                           30,843,805
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

BONDS & NOTES-24.92%

AEROSPACE & DEFENSE-0.29%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13(d)(e)(f)                           $  140,516        144,373
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.73%

Bank of New York Institutional Capital
  Trust-Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26(d)(e)                     350,000        364,396
==============================================================================


BROADCASTING & CABLE TV-2.26%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(e)                                    167,000        203,286
------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(e)                                   130,000        150,981
------------------------------------------------------------------------------
Cox Communications Inc.,
  Sr. Unsec. Notes,
  6.40%, 08/01/08(e)                                     70,000         70,177
------------------------------------------------------------------------------
  Unsec. Notes,
  3.88%, 10/01/08(e)                                    350,000        349,968
------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(d)(e)                                  35,000         36,963
------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Gtd. Notes,
  10.15%, 05/01/12(e)                                   280,000        316,341
==============================================================================
                                                                     1,127,716
==============================================================================


CONSUMER FINANCE-0.72%

American Express Credit Corp.,
  Series C, Sr. Unsec.
  Floating Rate Medium-Term Notes,
  3.88%, 05/27/10(e)(g)                                  40,000         40,020
------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  5.88%, 05/02/13(e)                                     55,000         54,816
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Capital III,
  Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(e)
$50,000                                              $   41,585
------------------------------------------------------------------------------
SLM Corp., Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  3.95%, 08/15/08(e)                                    220,000        219,672
==============================================================================
                                                                       356,093
==============================================================================


DEPARTMENT STORES-0.43%

Macys Retail Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09(e)                                    215,000        215,099
==============================================================================


DIVERSIFIED BANKS-2.28%

Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29(d)(e)                                  60,000         65,802
------------------------------------------------------------------------------
BankAmerica Institutional-
  Series A, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities, 8.07%,
  12/31/26(d)(e)                                        100,000        103,089
------------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Jr. Unsec. Gtd. Sub. Notes,
  5.92%(e)(h)                                           140,000        114,869
------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd. Capital
  Securities,
  8.85%, 06/01/27(d)(e)                                  50,000         51,606
------------------------------------------------------------------------------
First Union Institutional Capital I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.04%, 12/01/26(e)                                    100,000         96,937
------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-
  Series 1, Unsec. Sub. Floating Rate Euro Notes,
  3.50%(e)(g)(h)                                        130,000         85,264
------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands),
  Jr. Unsec. Gtd. Sub. Second Tier Euro Bonds,
  8.38%(e)(h)                                            30,000         30,065
------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  3.19%, 08/29/87(g)(i)                                  60,000         38,700
------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating Rate
  Euro Notes,
  3.25%(e)(g)(h)                                        100,000         65,500
------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg),
  Euro Notes,
  6.50%, 08/11/08(e)                                    100,000         99,972
------------------------------------------------------------------------------
RBS Capital Trust III,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Global Notes,
  5.51%(e)(h)                                            60,000         51,537
------------------------------------------------------------------------------
Sovereign Bankcorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.96%, 03/01/09(e)(g)                                  60,000         57,704
------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan),
  Sub. Second Tier Euro Notes,
  8.15%(e)(h)                                            90,000         90,582
------------------------------------------------------------------------------
Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 7.97%, 06/01/27(d)(e)                     180,000        182,000
==============================================================================
                                                                     1,133,627
==============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.48%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(d)(e)                                 140,000        118,232
------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(d)(e)                                 130,000        122,188
==============================================================================
                                                                       240,420
==============================================================================


DIVERSIFIED METALS & MINING-0.06%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  7.00%, 05/15/09(e)                                     29,000         29,702
==============================================================================


ELECTRIC UTILITIES-0.32%

Niagara Mohawk Power Corp.-Series G,
  Sr. Unsec. Notes,
  7.75%, 10/01/08(e)                                    160,000        161,512
==============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.14%

Waste Management Inc.,
  Sr. Unsec. Unsub. Notes,
  6.50%, 11/15/08(e)                                     70,000         70,621
==============================================================================


HOMEBUILDING-0.33%

D.R. Horton Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  5.00%, 01/15/09(e)                                    165,000        162,731
==============================================================================


HOUSEWARES & SPECIALTIES-0.08%

Newell Rubbermaid Inc.-
  Series A, Sr. Unsec. Unsub. Medium-Term Notes,
  6.35%, 07/15/28(e)                                     40,000         40,119
==============================================================================


INDUSTRIAL CONGLOMERATES-0.08%

General Electric Capital Corp.,
  Sr. Unsec. Medium-Term Global Notes,
  5.88%, 01/14/38(e)                                     45,000         40,905
==============================================================================


INTEGRATED OIL & GAS-0.66%

Husky Oil Ltd. (Canada),
  Unsec. Sub. Yankee Capital Securities, 8.90%,
  08/15/28(e)                                           325,000        326,498
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.23%

AT&T Inc.,
  Sr. Unsec. Global Notes,
  4.95%, 01/15/13(e)                                     60,000         59,842
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.40%, 05/15/38(e)                                     70,000         67,310
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  7.20%, 10/15/26(e)
$110,000                                             $  111,404
------------------------------------------------------------------------------
Verizon New York Inc.,
  Sr. Unsec. Bonds,
  7.00%, 12/01/33(e)                                     90,000         89,241
------------------------------------------------------------------------------
Verizon Virginia Inc.-
  Series A, Sr. Unsec. Global Bonds, 4.63%,
  03/15/13(e)                                           170,000        165,509
------------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Sr. Unsec. Deb.,
  6.50%, 11/15/13(e)                                    117,000        117,998
==============================================================================
                                                                       611,304
==============================================================================


INTERNET RETAIL-0.12%

Expedia, Inc.,
  Sr. Unsec. Gtd. Putable Global Notes,
  7.46%, 08/15/13(e)                                     60,000         57,300
==============================================================================


INVESTMENT BANKING & BROKERAGE-1.34%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes,
  3.22%, 07/19/10(e)(g)                                 180,000        177,091
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(e)                                     30,000         29,222
------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  5.88%, 06/08/14(e)                                    230,000        211,600
------------------------------------------------------------------------------
  6.45%, 06/08/27(e)                                     50,000         39,282
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Series I, Sr. Floating Rate Medium-Term Notes,
  2.53%, 11/24/08(e)(g)                                  40,000         39,421
------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18(e)                                     85,000         80,945
------------------------------------------------------------------------------
Morgan Stanley, Series F,
  Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17(e)                                    100,000         91,516
==============================================================================
                                                                       669,077
==============================================================================


LIFE & HEALTH INSURANCE-0.55%

Prudential Holdings, LLC-
  Series B, Sr. Sec. Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23(d)(e)(f)                              190,000        203,298
------------------------------------------------------------------------------
Prundential Financial, Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38(e)                                     70,000         69,552
==============================================================================
                                                                       272,850
==============================================================================


MORTGAGE BACKED SECURITIES-0.32%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(e)                                    152,275        159,467
==============================================================================


MORTGAGE REIT'S-0.16%

iStar Financial Inc.,
  Sr. Unsec. Notes,
  8.75%, 08/15/08(e)                                     81,000         80,028
==============================================================================


MOVIES & ENTERTAINMENT-0.06%

Time Warner Cable, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 07/01/18(e)                                     30,000         30,211
==============================================================================


MULTI-LINE INSURANCE-0.17%

American International Group, Inc.,
  Jr. Sub. Deb.,
  8.18%, 05/15/58(d)(e)                                  40,000         39,256
------------------------------------------------------------------------------
Liberty Mutual Group,
  Jr. Gtd. Sub. Notes,
  10.75%, 06/15/58(d)(e)                                 45,000         44,062
==============================================================================
                                                                        83,318
==============================================================================


MULTI-SECTOR HOLDINGS-0.37%

Capmark Financial Group, Inc.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  3.37%, 05/10/10(e)(g)                                 240,000        184,920
==============================================================================


MULTI-UTILITIES-0.29%

Dominion Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 7.83%, 12/01/27(e)                        140,000        144,661
==============================================================================


OFFICE ELECTRONICS-0.10%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13(e)                                     50,000         49,626
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.97%

BankAmerica Capital II-
  Series 2, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Capital Securities,
  8.00%, 12/15/26(e)                                     80,000         81,155
------------------------------------------------------------------------------
BankAmerica Capital III,
  Jr. Unsec. Gtd. Sub. Floating Rate
  Trust Pfd. Capital Securities,
  3.28%, 01/15/27(e)(g)                                 137,000        108,788
------------------------------------------------------------------------------
Citigroup Inc.,
  Series E, Jr. Sub. Notes,
  8.40%(e)(h)                                            75,000         69,680
------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
  4.75%, 05/01/13(e)                                     65,000         62,645
------------------------------------------------------------------------------
  6.40%, 05/15/38(e)                                    150,000        141,459
------------------------------------------------------------------------------
  Series 1, Jr. Unsec. Sub. Notes,
  7.90%(e)(h)                                            80,000         74,998
------------------------------------------------------------------------------
Lazard Group,
  Sr. Unsec. Global Notes,
  6.85%, 06/15/17(e)                                     70,000         61,508
------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
  Notes,
  4.69%, 11/14/08(d)(e)                                 355,000        356,349
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

NB Capital Trust II,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital Securities, 7.83%, 12/15/26(e)
$50,000                                              $   49,663
------------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United Kingdom),
  Gtd. Euro Bonds,
  8.00%(e)(h)                                           130,000        123,825
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-
  Series 1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09(e)                                           140,000        142,927
------------------------------------------------------------------------------
Regional Diversified Funding,
  Sr. Notes,
  9.25%, 03/15/30(d)(e)                                 143,333        161,114
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs.,
  3.45% (Acquired 12/07/04; Cost
  $90,000)(d)(e)(g)(h)(i)                                90,000          3,308
------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.66%,
  (Acquired 11/10/06; Cost
  $100,118)(d)(e)(g)(h)(i)                              100,000          3,675
------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
  Unsec. Gtd. Sub. Euro Bonds,
  8.75%,(e)(h)                                           40,000         40,049
==============================================================================
                                                                     1,481,143
==============================================================================


PACKAGED FOODS & MEATS-0.29%

Kraft Foods Inc.,
  Notes,
  6.13%, 08/23/18(e)                                     75,000         72,678
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39(e)                                     75,000         73,628
==============================================================================
                                                                       146,306
==============================================================================


PAPER PRODUCTS-0.06%

International Paper Co.,
  Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12(e)                                     30,000         27,650
==============================================================================


PROPERTY & CASUALTY INSURANCE-1.87%

Chubb Corp. (The),
  Sr. Notes,
  5.75%, 05/15/18(e)                                     30,000         29,113
------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38(e)                                     30,000         29,230
------------------------------------------------------------------------------
First American Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.50%, 04/15/12(e)                                    285,000        275,760
------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs.,
  5.81%, 12/15/24(d)(e)                                 100,000         92,932
------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds,
  8.00%, 09/15/34(d)(e)                                 200,000        175,656
------------------------------------------------------------------------------
Oil Insurance Ltd.,
  Notes,
  7.56%(d)(e)(h)                                        360,000        312,620
------------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia),
  Gtd. Sub. Bonds,
  6.80%(d)(e)(h)                                         20,000         17,103
==============================================================================
                                                                       932,414
==============================================================================


REGIONAL BANKS-1.60%

Cullen/Frost Capital Trust I,
  Jr. Unsec. Gtd. Sub. Floating Rate Notes,
  4.23%, 03/01/34(e)(g)                                 200,000        186,436
------------------------------------------------------------------------------
PNC Capital Trust C,
  Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  3.25%, 06/01/28(e)(g)                                 100,000         83,538
------------------------------------------------------------------------------
Silicon Valley Bank,
  Unsec. Sub. Notes,
  6.05%, 06/01/17(e)                                    110,000         96,764
------------------------------------------------------------------------------
TCF National Bank,
  Sub. Notes,
  5.00%, 06/15/14(e)                                     60,000         60,010
------------------------------------------------------------------------------
Western Financial Bank,
  Unsec. Sub. Capital Deb.,
  9.63%, 05/15/12(e)                                    360,000        371,325
==============================================================================
                                                                       798,073
==============================================================================


REINSURANCE-0.07%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-11/03/05;
  Cost $196,920)(d)(e)(i)                               200,000         35,000
------------------------------------------------------------------------------


RESIDENTIAL REIT'S-0.06%

AvalonBay Communities Inc.,
  Sr. Unsec. Medium-Term Notes,
  8.25%, 07/15/08(e)                                     30,000         30,037
------------------------------------------------------------------------------


SPECIALIZED FINANCE-0.26%

CIT Group Inc.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.75%, 08/15/08(e)                                    130,000        129,038
------------------------------------------------------------------------------


SPECIALIZED REIT'S-0.64%

HCP, Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.23%, 09/15/08(e)(g)                                 140,000        139,511
------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.70%, 01/30/18(e)                                    100,000         90,063
------------------------------------------------------------------------------
Health Care REIT Inc.,
  Sr. Unsec. Notes,
  5.88%, 05/15/15(e)                                    100,000         91,633
==============================================================================
                                                                       321,207
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
SPECIALTY CHEMICALS-0.11%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(e)                                 $   25,000    $    24,618
------------------------------------------------------------------------------
  6.05%, 05/01/17(e)                                     30,000         28,289
==============================================================================
                                                                        52,907
==============================================================================


STEEL-0.18%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
  5.65%, 06/01/13(e)                                     90,000         87,352
==============================================================================


THRIFTS & MORTGAGE FINANCE-0.67%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12(e)                                     90,000         85,050
------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Conv. Putable Floating
  Rate Global Notes,
  0.43%, 05/15/09(e)(g)                                 150,000        141,570
------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Unsub. Floating Rate
  Medium-Term Notes,
  2.80%, 09/02/08(e)(g)                                 110,000        108,774
==============================================================================
                                                                       335,394
==============================================================================


TOBACCO-0.20%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18(e)                                    100,000         97,609
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.11%

Western Power Distribution Holdings Ltd. (United
  Kingdom),
  Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(d)(e)                                  50,000         56,785
==============================================================================


TRUCKING-0.74%

Roadway Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(e)                                    230,000        230,697
------------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(e)                                    130,000        136,978
==============================================================================
                                                                       367,675
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.52%

Alamosa Delaware Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 01/31/12(e)                                    290,000        288,161
------------------------------------------------------------------------------
Nextel Communications, Inc.-
  Series D, Sr. Unsec. Gtd. Notes,
  7.38%, 08/01/15(e)                                    250,000        208,420
------------------------------------------------------------------------------
Sprint Nextel Corp.,
  Sr. Unsec. Bonds,
  9.25%, 04/15/22(e)                                    140,000        134,732
------------------------------------------------------------------------------
US Unwired Inc.-
  Series B, Sec. Gtd. Unsub. Second Priority
  Global Notes,
  10.00%, 06/15/12(e)                                   125,000        128,180
==============================================================================
                                                                       759,493
==============================================================================
     Total Bonds & Notes (Cost $13,448,628)                         12,414,657
==============================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-15.42%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.76%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(e)                         98,893        104,652
------------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(e)                        398,146        405,308
------------------------------------------------------------------------------
  5.50%, 10/01/18 to 02/01/37(e)                        173,517        175,864
------------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(e)                         16,200         17,507
------------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(e)                         26,117         27,149
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/38(e)(j)                                 603,000        577,843
------------------------------------------------------------------------------
  5.50%, 07/01/38(e)(j)                                 275,000        270,918
------------------------------------------------------------------------------
  6.00%, 07/01/38(e)(j)                                 785,000        792,972
==============================================================================
                                                                     2,372,213
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.53%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 10/01/35(e)                        400,841        416,711
------------------------------------------------------------------------------
  7.50%, 11/01/15 to 03/01/31(e)                         89,817         96,715
------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(e)                         59,092         62,342
------------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/37(e)(k)                      84,502         86,904
------------------------------------------------------------------------------
  5.00%, 04/01/18(e)                                    189,337        189,128
------------------------------------------------------------------------------
  4.50%, 11/01/18(e)                                     83,600         81,781
------------------------------------------------------------------------------
  5.50%, 03/01/21(e)                                      1,451          1,463
------------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(e)                         20,064         21,718
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/23 to 07/01/38(e)(j)                   1,831,000      1,810,556
------------------------------------------------------------------------------
  6.00%, 07/01/23(e)(j)                                 173,000        177,352
------------------------------------------------------------------------------
  7.00%, 07/01/38(e)(j)                                 451,000        472,846
------------------------------------------------------------------------------
  6.00%, 08/01/38(e)(j)                                 159,000        159,969
------------------------------------------------------------------------------
  5.00%, 07/01/38(e)(j)                                 700,000        671,016
==============================================================================
                                                                     4,248,501
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-2.13%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(e)                     $   31,627    $    34,026
------------------------------------------------------------------------------
  8.50%, 11/15/24(e)                                     57,824         63,916
------------------------------------------------------------------------------
  8.00%, 08/15/25(e)                                      9,349         10,232
------------------------------------------------------------------------------
  6.50%, 03/15/29 to 01/15/37(e)                        387,322        403,231
------------------------------------------------------------------------------
  6.00%, 09/15/31 to 05/15/33(e)                        248,005        253,105
------------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(e)                        181,781        181,630
------------------------------------------------------------------------------
  7.00%, 06/15/37(e)                                    111,630        117,516
==============================================================================
                                                                     1,063,656
==============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $7,719,091)                           7,684,370
==============================================================================


                                                       SHARES

PREFERRED STOCKS-3.58%

OFFICE SERVICES & SUPPLIES-1.17%

Pitney Bowes International Holdings Inc.,-
  Series D, 4.85% Pfd.(e)(g)                                  6        585,757
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.41%

Auction Pass Through Trust,
  Series 2007-T2, Class A, 7.78% Pfd. (Acquired
  12/14/07; Cost $600,000)(d)(g)(i)                           8        600,004
------------------------------------------------------------------------------
  Series 2007-T3, Class A, 8.40% Pfd. (Acquired
  10/22/07; Cost $600,000)(d)(g)(i)                           8        600,004
==============================================================================
                                                                     1,200,008
==============================================================================
     Total Preferred Stocks (Cost $1,778,455)                        1,785,765
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

ASSET-BACKED SECURITIES-1.81%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.64%

Federal Home Loan Bank-
  Series TQ-2015, Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(e)                                 $  102,933        103,146
------------------------------------------------------------------------------
Morgan Stanley Capital I-
  Series 2008-T29, Class A1, Pass Through Ctfs.,
  6.23%, 01/11/43(e)(i)                                  58,489         58,900
------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-
  Series 2007-4A, Floating Rate Notes,
  2.58%, 04/25/12
  (Acquired 05/11/07; Cost $47,228)(d)(g)(i)             47,228         41,560
------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs.,
  2.57%, 06/25/37(e)(g)                                 126,049        114,395
==============================================================================
                                                                       318,001
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.17%

Citicorp Lease Pass-Through Trust-
  Series 1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(d)(e)                                 325,000        337,725
------------------------------------------------------------------------------
LILACS Repackaging 2005-I-
  Series A, Sr. Sec. Notes,
  5.14%, 04/15/15 (Acquired 07/14/05; Cost
  $484,024)(d)(i)                                       484,024        245,400
==============================================================================
                                                                       583,125
==============================================================================
     Total Asset-Backed Securities (Cost
       $1,176,668)                                                     901,126
==============================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.89%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.40%

Sr. Unsec. Floating Rate Global Notes,
  5.12%, 02/17/09(e)(g)                                 200,000        202,432
==============================================================================


STUDENT LOAN MARKETING ASSOCIATION-0.49%

Sr. Unsec. Unsub. Floating Rate Medium-Term Notes,
  2.49%, 12/15/08(e)(g)                                  90,000         86,259
------------------------------------------------------------------------------
Series A,
  Sr. Unsec. Unsub. Medium-Term Notes,
  4.00%, 01/15/09(e)                                    100,000         99,045
------------------------------------------------------------------------------
Sr. Unsec. Unsub. Medium-Term Notes,
  5.05%, 11/14/14(e)                                     70,000         57,770
==============================================================================
                                                                       243,074
==============================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $450,636)                                      445,506
==============================================================================


MUNICIPAL OBLIGATIONS-0.56%

Denver (City & County of) Colorado;
  Airport Series 2000 C, Ref. VRD RB, (INS-MBIA
  Insurance Corp.)
  10.00%, 11/15/25(f)(l)(m)(n)                          100,000        100,000
------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital Improvement
  Limited Tax GO, (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(e)(f)                                  65,000         57,696
------------------------------------------------------------------------------
Industry (City of), California Urban Development
  Agency (Project No. 3);
  Series 2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.)
  6.10%, 05/01/24(e)(f)                                 125,000        121,169
==============================================================================
     Total Municipal Obligations (Cost $292,785)                       278,865
==============================================================================


                                                       SHARES

MONEY MARKET FUNDS-0.02%

Liquid Assets Portfolio-Institutional Class(o)            5,123          5,123
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(o)                  5,123          5,123
==============================================================================
     Total Money Market Funds (Cost $10,246)                            10,246
==============================================================================
TOTAL INVESTMENTS-109.10% (Cost $57,518,080)                        54,364,340
==============================================================================
OTHER ASSETS LESS LIABILITIES-(9.10)%                               (4,534,919)
==============================================================================
NET ASSETS-100.00%                                                 $49,829,421
______________________________________________________________________________
==============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
Ref.    - Refunding
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $1,399,033, which represented 2.81% of the Fund's Net Assets. See Note 1A.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $4,514,500, which represented 9.06% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $21,884,621, which represented 43.92% of the Fund's Net Assets. See Note 1A.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(h)   Perpetual bond with no specified maturity date.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2008 was $1,626,551, which represented 3.26% of the Fund's Net Assets.
(j) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(k) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(l)   Security subject to the alternative minimum tax.
(m) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(n)   Security is considered a cash equivalent.
(o) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $57,507,834)   $54,354,094
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $10,246)                          10,246
======================================================
     Total investments (Cost
       $57,518,080)                         54,364,340
======================================================
Cash                                           434,021
------------------------------------------------------
Foreign currencies, at value (Cost
  $41,037)                                      41,590
------------------------------------------------------
Receivables for:
  Investments sold                             561,297
------------------------------------------------------
  Variation margin                               1,500
------------------------------------------------------
  Fund shares sold                                 428
------------------------------------------------------
  Dividends and Interest                       182,809
------------------------------------------------------
  Principal paydowns                             3,061
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             32,650
======================================================
     Total assets                           55,621,696
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      5,312,933
------------------------------------------------------
  Fund shares reacquired                        28,130
------------------------------------------------------
  Accrued fees to affiliates                    31,877
------------------------------------------------------
  Accrued other operating expenses              55,001
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              40,461
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                   270,750
------------------------------------------------------
Premiums received on swap agreements            53,123
======================================================
     Total liabilities                       5,792,275
======================================================
Net assets applicable to shares
  outstanding                              $49,829,421
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $59,443,098
------------------------------------------------------
Undistributed net investment income          2,780,738
------------------------------------------------------
Undistributed net realized gain (loss)      (8,994,381)
------------------------------------------------------
Unrealized appreciation (depreciation)      (3,400,034)
======================================================
                                           $49,829,421
______________________________________________________
======================================================



NET ASSETS:

Series I                                   $45,387,872
______________________________________________________
======================================================
Series II                                  $ 4,441,549
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     4,366,242
______________________________________________________
======================================================
Series II                                      430,665
______________________________________________________
======================================================
Series I:
  Net asset value per share                $     10.40
______________________________________________________
======================================================
Series II:
  Net asset value per share                $     10.31
______________________________________________________
======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                   $   661,161
------------------------------------------------------
Dividends (net of foreign withholding
  taxes of $6,540)                             433,002
------------------------------------------------------
Dividends from affiliated money market
  funds                                          8,643
======================================================
     Total investment income                 1,102,806
======================================================


EXPENSES:

Advisory fees                                  211,527
------------------------------------------------------
Administrative services fees                    82,659
------------------------------------------------------
Custodian fees                                  19,436
------------------------------------------------------
Distribution fees -- Series II                   6,073
------------------------------------------------------
Transfer agent fees                              4,498
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       8,973
------------------------------------------------------
Professional services fees                      27,410
------------------------------------------------------
Other                                           13,322
======================================================
     Total expenses                            373,898
======================================================
Less: Fees waived and expense offset
  arrangement(s)                              (111,471)
======================================================
     Net expenses                              262,427
======================================================
Net investment income                          840,379
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities sold
     to affiliates of $(26,674))             1,647,219
------------------------------------------------------
  Foreign currencies                               (50)
------------------------------------------------------
  Futures contracts                             28,360
------------------------------------------------------
  Swap agreements                               49,800
======================================================
                                             1,725,329
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (9,715,454)
------------------------------------------------------
  Foreign currencies                               649
------------------------------------------------------
  Futures contracts                             18,490
------------------------------------------------------
  Swap agreements                              (89,762)
======================================================
                                            (9,786,077)
======================================================
Net realized and unrealized gain (loss)     (8,060,748)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $(7,220,369)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,        DECEMBER 31,
                                                                              2008              2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    840,379      $  1,896,485
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          1,725,329         6,821,284
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (9,786,077)       (6,118,608)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (7,220,369)        2,599,161
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --        (1,869,328)
--------------------------------------------------------------------------------------------------------
  Series II                                                                         --          (151,655)
========================================================================================================
     Total distributions from net investment income                                 --        (2,020,983)
========================================================================================================
Share transactions-net:
  Series I                                                                  (7,012,241)      (25,823,599)
--------------------------------------------------------------------------------------------------------
  Series II                                                                   (232,622)         (549,210)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (7,244,863)      (26,372,809)
========================================================================================================
     Net increase (decrease) in net assets                                 (14,465,232)      (25,794,631)
========================================================================================================


NET ASSETS:

  Beginning of period                                                       64,294,653        90,089,284
========================================================================================================
  End of period (including undistributed net investment income of
     $2,780,738 and $1,940,359, respectively)                             $ 49,829,421      $ 64,294,653
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

AIM V.I. BASIC BALANCED FUND

      Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.


AIM V.I. BASIC BALANCED FUND

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of

AIM V.I. BASIC BALANCED FUND

      Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $150 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                             0.50%
___________________________________________________________________
===================================================================




  Through December 31, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.62%
-------------------------------------------------------------------
Next $4.85 billion                                           0.50%
-------------------------------------------------------------------
Next $5 billion                                              0.475%
-------------------------------------------------------------------
Over $10 billion                                             0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $111,138.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $57,796 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily

AIM V.I. BASIC BALANCED FUND
net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                   $29,455,019        $  23,966
-------------------------------------------------------
Level 2                    24,909,321         (270,750)
-------------------------------------------------------
Level 3                            --               --
=======================================================
                          $54,364,340        $(246,784)
_______________________________________________________
=======================================================




* Other investments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $404,135, which resulted in net realized gains (losses) of $(26,674), and securities purchases of $201,750.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $333.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,583 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


AIM V.I. BASIC BALANCED FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--FUTURES CONTRACTS


                                           OPEN FUTURES CONTRACTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                      NUMBER OF            MONTH/              VALUE        APPRECIATION
CONTRACT                                              CONTRACTS          COMMITMENT          06/30/08      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                 4        September-2008/Long     $  442,219         $  (228)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                               11        September-2008/Long      1,253,140          24,194
=========================================================================================================================
                                                                                            $1,695,359         $23,966
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS


                                       OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                         BUY/SELL    (PAY)/RECEIVE   EXPIRATION
COUNTERPARTY                                     REFERENCE ENTITY                       PROTECTION     FIXED RATE       DATE
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.             CDX North America Investment Grade High Volatility Index      Sell           0.75%(a)    06/20/12
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.             MBIA Inc.                                                     Sell           1.90%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.             Residential Capital, LLC                                      Sell           2.75%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
  Financing Inc.             Residential Capital, LLC                                      Sell           6.80%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  AMBAC Financial Group, Inc.                                   Sell           2.30%       12/20/08
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  AMBAC Financial Group, Inc.                                   Sell           6.75%       12/20/08
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  Assured Guaranty                                              Sell           5.00%       03/20/09
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  CIT Group, Inc.                                               Sell           2.40%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  CIT Group, Inc.                                               Sell           2.50%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International  Lehman Brothers Holdings Inc.                                 Sell           0.90%       09/20/08
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                       AMBAC Financial Group, Inc.                                   Sell           5.10%       12/20/08
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                       AMBAC Financial Group, Inc.                                   Sell          11.00%       12/20/08
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                       MBIA Inc.                                                     Sell           7.10%       12/20/08
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                       Pulte Homes, Inc.                                             Sell           4.20%       12/20/08
===============================================================================================================================
  Total Credit Default Swap
     Agreements
_______________________________________________________________________________________________________________________________
===============================================================================================================================

   OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
------------------------------------------------------
                             NOTIONAL     UNREALIZED
                              AMOUNT     APPRECIATION
COUNTERPARTY                   (000)    (DEPRECIATION)
------------------------------------------------------
Lehman Brothers Special
  Financing Inc.              $1,500       $ (81,650)
------------------------------------------------------
Lehman Brothers Special
  Financing Inc.                 600         (40,844)
------------------------------------------------------
Lehman Brothers Special
  Financing Inc.                 100          (4,610)
------------------------------------------------------
Lehman Brothers Special
  Financing Inc.                 200          (7,391)
------------------------------------------------------
Merrill Lynch International      330         (46,865)
------------------------------------------------------
Merrill Lynch International      165         (20,289)
------------------------------------------------------
Merrill Lynch International      130          (6,653)
------------------------------------------------------
Merrill Lynch International      155          (2,664)
------------------------------------------------------
Merrill Lynch International       70          (1,187)
------------------------------------------------------
Merrill Lynch International      295          (2,396)
------------------------------------------------------
UBS AG                           165         (21,455)
------------------------------------------------------
UBS AG                           150         (15,716)
------------------------------------------------------
UBS AG                           180         (19,936)
------------------------------------------------------
UBS AG                           330             906
======================================================
  Total Credit Default Swap
     Agreements               $4,370       $(270,750)
______________________________________________________
======================================================



(a)  Unamortized premium at period-end of $53,123.

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $10,514,572
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. BASIC BALANCED FUND

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $14,281,957 and $20,714,693, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 4,398,558
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (7,753,724)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(3,355,166)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $57,719,506.


NOTE 12--SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2008(A)              DECEMBER 31, 2007
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       76,811     $   857,859        982,742     $ 11,912,341
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                      23,224         253,969         39,272          478,310
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --               --        155,131        1,869,328
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                         --               --         12,669          151,655
=======================================================================================================================
Reacquired:
  Series I                                                     (707,516)     (7,870,100)    (3,206,335)     (39,605,268)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (43,977)       (486,591)       (96,959)      (1,179,175)
=======================================================================================================================
                                                               (651,458)    $(7,244,863)    (2,113,480)    $(26,372,809)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. BASIC BALANCED FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                                 JUNE 30,         ---------------------------------------------------------------
                                                   2008             2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.81         $ 11.92     $ 10.99     $ 10.59     $  9.99     $  8.75
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                           0.17            0.28        0.25        0.18        0.13        0.14
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (1.58)          (0.01)       0.91        0.38        0.62        1.29
=================================================================================================================================
     Total from investment operations               (1.41)           0.27        1.16        0.56        0.75        1.43
=================================================================================================================================
Less dividends from net investment income              --           (0.38)      (0.23)      (0.16)      (0.15)      (0.19)
=================================================================================================================================
Net asset value, end of period                    $ 10.40         $ 11.81     $ 11.92     $ 10.99     $ 10.59     $  9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                    (11.94)%          2.20%      10.55%       5.29%       7.52%      16.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $45,388         $59,000     $84,212     $90,633     $99,070     $97,665
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  0.91%(c)        0.91%       0.91%       0.95%       1.12%       1.11%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.30%(c)        1.18%       1.15%       1.15%       1.12%       1.11%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                         3.00%(c)        2.31%       2.16%       1.68%       1.24%       1.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                             25%             47%         44%         44%         51%        131%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $51,831,852.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                       JUNE 30,         --------------------------------------------------
                                                         2008            2007       2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.73         $11.84     $10.91     $10.53     $ 9.95     $ 8.73
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                 0.15           0.25       0.22       0.15       0.10       0.12
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                             (1.57)         (0.01)      0.91       0.37       0.62       1.29
==========================================================================================================================
     Total from investment operations                     (1.42)          0.24       1.13       0.52       0.72       1.41
==========================================================================================================================
Less dividends from net investment income                    --          (0.35)     (0.20)     (0.14)     (0.14)     (0.19)
==========================================================================================================================
Net asset value, end of period                          $ 10.31         $11.73     $11.84     $10.91     $10.53     $ 9.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                          (12.11)%         1.94%     10.36%      4.91%      7.24%     16.15%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 4,442         $5,295     $5,878     $5,870     $5,642     $4,133
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.16%(c)       1.16%      1.16%      1.20%      1.37%      1.36%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                        1.55%(c)       1.43%      1.40%      1.40%      1.37%      1.36%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                   2.75%(c)       2.06%      1.91%      1.43%      0.99%      1.22%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                                   25%            47%        44%        44%        51%       131%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $4,885,251.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. BASIC BALANCED FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $880.60        $4.25       $1,020.34       $4.57        0.91%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        878.90         5.42        1,019.10        5.82        1.16
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Basic Balanced Fund (the Fund)          (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of their assigned funds. During     particular factor that was controlling.      investment advisory agreement. In
the contract                                 Each Trustee may have evaluated the          addition, based on their ongoing meetings
                                             information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. BASIC BALANCED FUND

managers, the Board concluded that these     the Board's focus on fund performance.       the comparative advisory fee information
individuals are competent and able to        However, due to the Fund's                   and the fee waivers/expense limitations
continue to carry out their                  underperformance, the Board also concluded   discussed above, the Board concluded that
responsibilities under the Fund's            that it would be appropriate for the Board   the Fund's advisory fees were fair and
investment advisory agreement.               to continue to monitor more closely the      reasonable.
   In determining whether to continue the    performance of the Fund. Although the
Fund's investment advisory agreement, the    independent written evaluation of the           D. Economies of Scale and Breakpoints
Board considered the prior relationship      Fund's Senior Officer only considered Fund   The Board considered the extent to which
between Invesco Aim and the Fund, as well    performance through the most recent          there are economies of scale in Invesco
as the Board's knowledge of Invesco Aim's    calendar year, the Board also reviewed       Aim's provision of advisory services to
operations, and concluded that it was        more recent Fund performance and this        the Fund. The Board also considered
beneficial to maintain the current           review did not change their conclusions.     whether the Fund benefits from such
relationship, in part, because of such                                                    economies of scale through contractual
knowledge. The Board also considered the        C. Advisory Fees and Fee Waivers          breakpoints in the Fund's advisory fee
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual    schedule or through advisory fee waivers
have taken over the last several years to    advisory fee rate to the contractual         or expense limitations. The Board noted
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's    that the Fund's contractual advisory fee
services they provide to the AIM Funds in    Lipper expense group that are not managed    schedule includes one breakpoint, but
the areas of investment performance,         by Invesco Aim, at a common asset level      that, due to the Fund's asset level at the
product line diversification,                and as of the end of the past calendar       end of the past calendar year and the way
distribution, fund operations, shareholder   year. The Board noted that the Fund's        in which the breakpoint has been
services and compliance. The Board           contractual advisory fee rate was below      structured, the Fund has yet to benefit
concluded that the quality and efficiency    the median contractual advisory fee rate     from the breakpoint. The Board also noted
of the services Invesco Aim and its          of funds in its expense group. The Board     that Invesco Aim's contractual advisory
affiliates provide to the AIM Funds in       also reviewed the methodology used by        fee waiver discussed above includes
each of these areas have generally           Lipper in determining contractual fee        breakpoints based on net asset levels.
improved, and support the Board's approval   rates.                                       Based on this information, the Board
of the continuance of the Fund's                The Board also compared the Fund's        concluded that the Fund's advisory fees
investment advisory agreement.               effective fee rate (the advisory fee after   would reflect economies of scale at higher
                                             any advisory fee waivers and before any      asset levels. The Board also noted that
   B. Fund Performance                       expense limitations/waivers) to the          the Fund shares directly in economies of
The Board compared the Fund's performance    advisory fee rates of other clients of       scale through lower fees charged by third
during the past one, three and five          Invesco Aim and its affiliates with          party service providers based on the
calendar years to the performance of funds   investment strategies comparable to those    combined size of all of the AIM Funds and
in the Fund's performance group that are     of the Fund, including two mutual funds      affiliates.
not managed by Invesco Aim, and against      advised by Invesco Aim. The Board noted
the performance of all funds in the Lipper   that the Fund's rate was above the rates        E. Profitability and Financial
Variable Annuity Underlying Funds -          for the two mutual funds, one of which is          Resources of Invesco Aim
Mixed-Asset Target Allocation Moderate       an asset allocation fund that does not pay   The Board reviewed information from
Index. The Board also reviewed the           an advisory fee.                             Invesco Aim concerning the costs of the
criteria used by Invesco Aim to identify        The Board noted that Invesco Aim has      advisory and other services that Invesco
the funds in the Fund's performance group    contractually agreed to waive advisory       Aim and its affiliates provide to the Fund
for inclusion in the Lipper reports. The     fees of the Fund through December 31, 2009   and the profitability of Invesco Aim and
Board noted that the Fund's performance      and that this fee waiver includes            its affiliates in providing these
was in the fourth quintile of its            breakpoints based on net asset levels. The   services. The Board also reviewed
performance group for the one year period    Board considered the contractual nature of   information concerning the financial
and the fifth quintile for the three and     this fee waiver and noted that it remains    condition of Invesco Aim and its
five year periods (the first quintile        in effect until December 31, 2009. The       affiliates. The Board also reviewed with
being the best performing funds and the      Board also noted that Invesco Aim has        Invesco Aim the methodology used to
fifth quintile being the worst performing    contractually agreed to waive fees and/or    prepare the profitability information. The
funds). The Board noted that the Fund's      limit expenses of the Fund through at        Board considered the overall profitability
performance was below the performance of     least April 30, 2010 in an amount            of Invesco Aim, as well as the
the Index for the one, three and five year   necessary to limit total annual operating    profitability of Invesco Aim in connection
periods. The Board also noted that Invesco   expenses to a specified percentage of        with managing the Fund. The Board noted
Aim acknowledges the Fund's                  average daily net assets for each class of   that Invesco Aim continues to operate at a
underperformance and is focused on the       the Fund. The Board considered the           net profit, although increased expenses in
longer term and business issues that         contractual nature of this fee waiver and    recent years have reduced the
affect the Fund's performance. The Board     noted that it remains in effect until at     profitability of Invesco Aim and its
also considered the steps Invesco Aim has    least April 30, 2010. The Board also         affiliates. The Board concluded that the
taken over the last several years to         considered the effect this fee waiver        Fund's fees were fair and reasonable, and
improve the quality and efficiency of the    would have on the Fund's total estimated     that the level of profits realized by
services that Invesco Aim provides to the    expenses.                                    Invesco Aim and its affiliates from
AIM Funds. The Board concluded that             After taking account of the Fund's        providing services to the Fund was not
Invesco Aim continues to be responsive to    contractual advisory fee rate, as well as    excessive in light of the nature, quality
                                                                                          and extent of the services provided. The

                                                                                                                           continued

AIM V.I. BASIC BALANCED FUND

Board considered whether Invesco Aim is      Aim's expenses. The Board also noted that    and personnel that are geographically
financially sound and has the resources      research obtained through soft dollar        dispersed in financial centers around the
necessary to perform its obligations under   arrangements may be used by Invesco Aim in   world, have been formed in part for the
the Fund's investment advisory agreement,    making investment decisions for the Fund     purpose of researching and compiling
and concluded that Invesco Aim has the       and may therefore benefit Fund               information and making recommendations on
financial resources necessary to fulfill     shareholders. The Board concluded that       the markets and economies of various
these obligations.                           Invesco Aim's soft dollar arrangements       countries and securities of companies
                                             were appropriate. The Board also concluded   located in such countries or on various
   F. Independent Written Evaluation of      that, based on their review and              types of investments and investment
      the Fund's Senior Officer              representations made by Invesco Aim, these   techniques, and providing investment
The Board noted that, at their direction,    arrangements were consistent with            advisory services. The Board concluded
the Senior Officer of the Fund, who is       regulatory requirements.                     that the sub-advisory agreements will
independent of Invesco Aim and Invesco          The Board considered the fact that the    benefit the Fund and its shareholders by
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   permitting Invesco Aim to utilize the
independent written evaluation to assist     from any securities lending arrangements     additional resources and talent of the
the Board in determining the                 may be invested in money market funds        Affiliated Sub-Advisers in managing the
reasonableness of the proposed management    advised by Invesco Aim pursuant to           Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's advisory agreement, the Board         contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
considered the Senior Officer's written      least April 30, 2010, the advisory fees      served as sub-adviser to the Fund prior to
evaluation.                                  payable by the Fund in an amount equal to    May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through Osoft dollarO arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco                 which have offices

AIM V.I. BASIC BALANCED FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Basic Balanced Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                        VOTES           WITHHELD/
                                                                   VOTES FOR           AGAINST         ABSTENTIONS
------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote.........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. ................................     5,077,445            81,476            202,711



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. BASIC BALANCED FUND

[INVESCO AIM LOGO]             AIM V.I. BASIC VALUE FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -17.20%
Series II Shares                                                                -17.35
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
Russell 1000 Value Index(TRIANGLE) (Style-Specific Index)                       -13.57
Lipper VUF Large-Cap Value Funds Index(TRIANGLE) (Peer Group Index)             -13.81

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.
   The LIPPER VUF LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P
500 Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   ABLE PRODUCT ISSUERS, WILL VARY AND WILL
As of 6/30/08                                MAY HAVE A GAIN OR LOSS WHEN YOU SELL        LOWER THE TOTAL RETURN.
                                             SHARES.                                         THE MOST RECENT MONTH-END PERFORMANCE
SERIES I SHARES                                 THE TOTAL ANNUAL FUND OPERATING EXPENSE   DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
INCEPTION (9/10/01)                   2.63%  RATIO SET FORTH IN THE MOST RECENT FUND      PRODUCT CHARGES, IS AVAILABLE ON THE
 5 YEARS                              5.71   PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESCO AIM AUTOMATED INFORMATION LINE,
 1 YEAR                             -21.94   FOR SERIES I AND SERIES II SHARES WAS        866 702 4402. AS MENTIONED ABOVE, FOR THE
                                             0.96% AND 1.21%, RESPECTIVELY. THE EXPENSE   MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES                             RATIOS PRESENTED ABOVE MAY VARY FROM THE     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
INCEPTION (9/10/01)                   2.39%  EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
 5 YEARS                              5.44   OF THIS REPORT THAT ARE BASED ON EXPENSES    FINANCIAL ADVISOR.
 1 YEAR                             -22.11   INCURRED DURING THE PERIOD COVERED BY THIS
                                             REPORT.
==========================================      AIM V.I. BASIC VALUE FUND, A SERIES
                                             PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
THE PERFORMANCE OF THE FUND'S SERIES I AND   IS CURRENTLY OFFERED THROUGH INSURANCE
SERIES II SHARE CLASSES WILL DIFFER          COMPANIES ISSUING VARIABLE PRODUCTS. YOU
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   CANNOT PURCHASE SHARES OF THE FUND
   THE PERFORMANCE DATA QUOTED REPRESENT     DIRECTLY. PERFORMANCE FIGURES GIVEN
PAST PERFORMANCE AND CANNOT GUARANTEE        REPRESENT THE FUND AND ARE NOT INTENDED TO
COMPARABLE FUTURE RESULTS; CURRENT           REFLECT ACTUAL VARIABLE PRODUCT VALUES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THEY DO NOT REFLECT SALES CHARGES,
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      EXPENSES AND FEES ASSESSED IN CONNECTION
FINANCIAL ADVISOR FOR THE MOST RECENT        WITH A VARIABLE PRODUCT. SALES CHARGES,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      EXPENSES AND FEES, WHICH ARE DETERMINED BY
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   THE VARI-
REINVESTED DISTRIBUTIONS AND CHANGES IN
NET ASSET VALUE. INVESTMENT RETURN AND

AIM V.I. BASIC VALUE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Financials                                                           22.8%
-------------------------------------------------------------------------
Information Technology                                               20.8
-------------------------------------------------------------------------
Consumer Discretionary                                               19.5
-------------------------------------------------------------------------
Health Care                                                          11.0
-------------------------------------------------------------------------
Energy                                                                8.7
-------------------------------------------------------------------------
Industrials                                                           8.6
-------------------------------------------------------------------------
Consumer Staples                                                      4.0
-------------------------------------------------------------------------
Materials                                                             2.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

ADVERTISING-5.14%

Interpublic Group of Cos., Inc. (The)(b)(c)           1,592,806    $ 13,698,131
-------------------------------------------------------------------------------
Omnicom Group Inc.                                      296,661      13,314,146
===============================================================================
                                                                     27,012,277
===============================================================================


APPAREL RETAIL-1.36%

Gap, Inc. (The)                                         428,070       7,135,927
===============================================================================


BREWERS-2.62%

Molson Coors Brewing Co.-Class B                        253,490      13,772,112
===============================================================================


COMPUTER HARDWARE-3.49%

Dell Inc.(c)                                            836,659      18,306,099
===============================================================================


CONSTRUCTION MATERIALS-2.81%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)(c)                 597,818      14,766,105
===============================================================================


CONSUMER FINANCE-1.99%

SLM Corp.(c)                                            539,667      10,442,556
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.48%

Western Union Co.                                       738,380      18,252,754
===============================================================================


DEPARTMENT STORES-1.59%

Kohl's Corp.(c)                                         208,800       8,360,352
===============================================================================


DIVERSIFIED BANKS-0.85%

Wachovia Corp.(b)                                       285,774       4,438,070
===============================================================================


EDUCATION SERVICES-1.66%

Apollo Group Inc.-Class A(c)                            196,400       8,692,664
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-1.00%

Tyco Electronics Ltd.                                   146,301       5,240,502
===============================================================================


GENERAL MERCHANDISE STORES-2.20%

Target Corp.                                            248,820      11,567,642
===============================================================================


HEALTH CARE DISTRIBUTORS-2.47%

Cardinal Health, Inc.                                   251,896      12,992,796
===============================================================================


HOME IMPROVEMENT RETAIL-2.30%

Home Depot, Inc. (The)                                  516,042      12,085,704
===============================================================================


HOUSEHOLD APPLIANCES-1.58%

Whirlpool Corp.(b)                                      134,400       8,296,512
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-2.92%

Robert Half International, Inc.                         638,870      15,313,714
===============================================================================


INDUSTRIAL CONGLOMERATES-3.19%

General Electric Co.                                    284,342       7,589,088
-------------------------------------------------------------------------------
Tyco International Ltd.                                 229,269       9,179,931
===============================================================================
                                                                     16,769,019
===============================================================================


INDUSTRIAL MACHINERY-2.52%

Illinois Tool Works Inc.                                278,647      13,238,519
===============================================================================


INSURANCE BROKERS-1.97%

Marsh & McLennan Cos., Inc.(b)                          389,136      10,331,561
===============================================================================


INVESTMENT BANKING & BROKERAGE-3.36%

Merrill Lynch & Co., Inc.                               264,364       8,382,982
-------------------------------------------------------------------------------
Morgan Stanley                                          256,783       9,262,163
===============================================================================
                                                                     17,645,145
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.05%

Waters Corp.(c)                                         167,023      10,772,983
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MANAGED HEALTH CARE-3.12%

UnitedHealth Group Inc.                                 624,628    $ 16,396,485
===============================================================================


MOVIES & ENTERTAINMENT-1.47%

Walt Disney Co. (The)                                   246,879       7,702,625
===============================================================================


MULTI-LINE INSURANCE-1.61%

American International Group, Inc.                      319,000       8,440,740
===============================================================================


OIL & GAS DRILLING-1.57%

Transocean Inc.                                          54,172       8,255,271
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-7.13%

Halliburton Co.                                         351,276      18,642,217
-------------------------------------------------------------------------------
Weatherford International Ltd.(c)                       378,986      18,793,916
===============================================================================
                                                                     37,436,133
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.33%

Citigroup Inc.                                          717,997      12,033,630
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    311,585      10,690,481
===============================================================================
                                                                     22,724,111
===============================================================================


PACKAGED FOODS & MEATS-1.37%

Unilever N.V. (Netherlands)                             253,501       7,196,217
===============================================================================


PHARMACEUTICALS-3.37%

Sanofi-Aventis (France)(b)(d)                           136,245       9,063,764
-------------------------------------------------------------------------------
Wyeth                                                   180,470       8,655,341
===============================================================================
                                                                     17,719,105
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.53%

XL Capital Ltd.-Class A                                 391,219       8,043,463
===============================================================================


PUBLISHING-2.20%

McGraw-Hill Cos., Inc. (The)                            288,100      11,558,572
===============================================================================


SEMICONDUCTOR EQUIPMENT-6.34%

ASML Holding N.V. (Netherlands)(d)                      590,431      14,380,025
-------------------------------------------------------------------------------
KLA-Tencor Corp.(b)                                     465,121      18,935,076
===============================================================================
                                                                     33,315,101
===============================================================================


SEMICONDUCTORS-2.79%

Maxim Integrated Products, Inc.                         692,623      14,648,976
===============================================================================


SPECIALIZED FINANCE-3.50%

Moody's Corp.(b)                                        532,892      18,352,800
===============================================================================


SYSTEMS SOFTWARE-3.72%

CA Inc.                                                 432,806       9,993,491
-------------------------------------------------------------------------------
Microsoft Corp.                                         347,318       9,554,718
===============================================================================
                                                                     19,548,209
===============================================================================


THRIFTS & MORTGAGE FINANCE-3.64%

Fannie Mae                                              733,525      14,311,073
-------------------------------------------------------------------------------
Washington Mutual, Inc.(b)                              973,690       4,800,291
===============================================================================
                                                                     19,111,364
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $521,844,887)                                          515,882,185
===============================================================================



MONEY MARKET FUNDS-0.95%

Liquid Assets Portfolio-Institutional Class(e)        2,491,067       2,491,067
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              2,491,067       2,491,067
===============================================================================
     Total Money Market Funds (Cost $4,982,134)                       4,982,134
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.19% (Cost $526,827,021)                                  520,864,319
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-7.96%

Liquid Assets Portfolio-Institutional Class (Cost
  $41,782,155)(e)(f)                                 41,782,155      41,782,155
===============================================================================
TOTAL INVESTMENTS-107.15% (Cost $568,609,176)                       562,646,474
===============================================================================
OTHER ASSETS LESS LIABILITIES-(7.15)%                               (37,525,912)
===============================================================================
NET ASSETS-100.00%                                                 $525,120,562
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $23,443,789, which represented 4.46% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $521,844,887)*                          $515,882,185
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $46,764,289)                  46,764,289
======================================================
     Total investments (Cost
       $568,609,176)                       562,646,474
======================================================
Cash                                           519,878
------------------------------------------------------
Receivables for:
  Investments sold                           4,081,598
------------------------------------------------------
  Fund shares sold                             470,640
------------------------------------------------------
  Dividends                                    304,540
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             25,202
------------------------------------------------------
Other assets                                    24,856
======================================================
     Total assets                          568,073,188
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       524,469
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 41,782,155
------------------------------------------------------
  Accrued fees to affiliates                   525,140
------------------------------------------------------
  Accrued other operating expenses              43,223
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              77,639
======================================================
     Total liabilities                      42,952,626
======================================================
Net assets applicable to shares
  outstanding                             $525,120,562
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $396,319,352
------------------------------------------------------
Undistributed net investment income          6,010,250
------------------------------------------------------
Undistributed net realized gain            128,753,667
------------------------------------------------------
Unrealized appreciation (depreciation)      (5,962,707)
======================================================
                                          $525,120,562
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $295,053,988
______________________________________________________
======================================================
Series II                                 $230,066,574
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                    27,990,441
______________________________________________________
======================================================
Series II                                   22,053,114
______________________________________________________
======================================================
Series I:
       Net asset value per share          $      10.54
______________________________________________________
======================================================
Series II:
       Net asset value per share          $      10.43
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $40,467,303 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $106,893)                      $   5,840,251
-------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $137,566)                           264,225
=======================================================
     Total investment income                  6,104,476
=======================================================


EXPENSES:

Advisory fees                                 2,031,384
-------------------------------------------------------
Administrative services fees                    814,393
-------------------------------------------------------
Custodian fees                                   15,698
-------------------------------------------------------
Distribution fees -- Series II                  327,507
-------------------------------------------------------
Transfer agent fees                              14,605
-------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       16,280
-------------------------------------------------------
Other                                           166,819
=======================================================
     Total expenses                           3,386,686
=======================================================
Less: Fees waived and expense offset
  arrangement(s)                                 (7,201)
-------------------------------------------------------
     Net expenses                             3,379,485
=======================================================
Net investment income                         2,724,991
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(29,674))        40,823,889
-------------------------------------------------------
  Foreign currencies                             29,023
=======================================================
                                             40,852,912
=======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (159,155,420)
-------------------------------------------------------
  Foreign currencies                                  2
=======================================================
                                           (159,155,418)
=======================================================
Net realized and unrealized gain (loss)    (118,302,506)
=======================================================
Net increase (decrease) in net assets
  resulting from operations               $(115,577,515)
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,         DECEMBER 31,
                                                                              2008               2007
---------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $   2,724,991      $   3,355,188
---------------------------------------------------------------------------------------------------------
  Net realized gain                                                         40,852,912         90,845,412
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                    (159,155,418)       (79,569,597)
=========================================================================================================
     Net increase (decrease) in net assets resulting from operations      (115,577,515)        14,631,003
=========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --         (2,486,739)
---------------------------------------------------------------------------------------------------------
  Series II                                                                         --         (1,064,477)
=========================================================================================================
     Total distributions from net investment income                                 --         (3,551,216)
=========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --        (23,181,770)
---------------------------------------------------------------------------------------------------------
  Series II                                                                         --        (17,896,086)
=========================================================================================================
     Total distributions from net realized gains                                    --        (41,077,856)
=========================================================================================================
Share transactions-net:
  Series I                                                                 (39,713,987)       (72,884,455)
---------------------------------------------------------------------------------------------------------
  Series II                                                                (23,190,150)       (22,324,644)
=========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (62,904,137)       (95,209,099)
=========================================================================================================
     Net increase (decrease) in net assets                                (178,481,652)      (125,207,168)
_________________________________________________________________________________________________________
=========================================================================================================


NET ASSETS:

  Beginning of period                                                      703,602,214        828,809,382
---------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $6,010,250 and $3,285,259, respectively)                            $ 525,120,562      $ 703,602,214
_________________________________________________________________________________________________________
=========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. BASIC VALUE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. BASIC VALUE FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $5,897.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $74,085 for accounting and fund administrative services and reimbursed $740,308 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


AIM V.I. BASIC VALUE FUND

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $539,202,685
--------------------------------------
Level 2                    23,443,789
--------------------------------------
Level 3                            --
======================================
                         $562,646,474
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $752,164, which resulted in net realized gains (losses) of $(29,674), and securities purchases of $424,631.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,304.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,356 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


AIM V.I. BASIC VALUE FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $173,912,688 and $231,919,073, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 87,755,803
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (96,581,430)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (8,825,627)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $571,472,101.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      428,639     $  5,038,495      1,186,578     $  16,337,122
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     668,392        7,646,865      3,442,657        47,498,968
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      1,956,442        25,668,509
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --      1,458,505        18,960,563
=========================================================================================================================
Reacquired:
  Series I                                                   (3,848,897)     (44,752,482)    (8,375,086)     (114,890,086)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (2,678,447)     (30,837,015)    (6,480,533)      (88,784,175)
=========================================================================================================================
                                                             (5,430,313)    $(62,904,137)    (6,811,437)    $ (95,209,099)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. BASIC VALUE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.73         $  13.35     $  12.37     $  11.84     $  10.66     $   7.98
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.07             0.07(a)      0.07(a)      0.05         0.02         0.00
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.26)            0.17         1.54         0.63         1.16         2.68
===============================================================================================================================
     Total from investment operations                (2.19)            0.24         1.61         0.68         1.18         2.68
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.08)       (0.05)       (0.01)          --        (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (0.78)       (0.58)       (0.14)          --           --
===============================================================================================================================
     Total distributions                                --            (0.86)       (0.63)       (0.15)          --        (0.00)
===============================================================================================================================
Net asset value, end of period                    $  10.54         $  12.73     $  13.35     $  12.37     $  11.84     $  10.66
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (17.20)%           1.62%       13.12%        5.74%       11.07%       33.63%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $295,054         $399,974     $489,352     $487,332     $496,837     $309,384
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.02%(c)         0.96%        0.97%        0.97%        1.02%        1.04%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.02%(c)         0.99%        1.02%        1.02%        1.02%        1.04%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                          1.02%(c)         0.52%        0.54%        0.38%        0.17%        0.01%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              29%              25%          15%          16%          14%          18%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $340,832,287.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. BASIC VALUE FUND

                                                                                  SERIES II
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  12.62         $  13.24     $  12.26     $  11.76     $  10.61     $   7.96
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.05             0.04(a)      0.04(a)      0.02        (0.01)       (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.24)            0.16         1.54         0.62         1.16         2.67
===============================================================================================================================
     Total from investment operations                (2.19)            0.20         1.58         0.64         1.15         2.65
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.04)       (0.02)          --           --        (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (0.78)       (0.58)       (0.14)          --           --
===============================================================================================================================
     Total distributions                                --            (0.82)       (0.60)       (0.14)          --        (0.00)
===============================================================================================================================
Net asset value, end of period                    $  10.43         $  12.62     $  13.24     $  12.26     $  11.76     $  10.61
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (17.35)%           1.36%       12.94%        5.43%       10.84%       33.29%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $230,067         $303,628     $339,457     $363,393     $353,605     $253,877
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.27%(c)         1.21%        1.22%        1.22%        1.27%        1.29%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.27%(c)         1.24%        1.27%        1.27%        1.27%        1.29%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.77%(c)         0.27%        0.29%        0.13%       (0.08)%      (0.24)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              29%              25%          15%          16%          14%          18%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $263,445,360.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

AIM V.I. BASIC VALUE FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.


  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $828.00        $4.64       $1,019.79       $5.12        1.02%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        826.50         5.77        1,018.55        6.37        1.27
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Basic Value Fund (the Fund)             (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A.Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of their assigned funds. During     particular factor that was controlling.      investment advisory agreement. In
the contract                                 Each Trustee may have evaluated the          addition, based on their ongoing meetings
                                             information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. BASIC VALUE FUND

managers, the Board concluded that these     focus on fund performance. However, due to   noted that it remains in effect until at
individuals are competent and able to        the Fund's underperformance, the Board       least April 30, 2010. The Board also
continue to carry out their                  also concluded that it would be              considered the effect this expense
responsibilities under the Fund's            appropriate for the Board to continue to     limitation would have on the Fund's
investment advisory agreement.               monitor and review the performance of the    estimated total expenses.
   In determining whether to continue the    Fund closely. Although the independent          After taking account of the Fund's
Fund's investment advisory agreement, the    written evaluation of the Fund's Senior      contractual advisory fee rate, as well as
Board considered the prior relationship      Officer only considered Fund performance     the comparative advisory fee information
between Invesco Aim and the Fund, as well    through the most recent calendar year, the   and the expense limitation discussed
as the Board's knowledge of Invesco Aim's    Board also reviewed more recent Fund         above, the Board concluded that the Fund's
operations, and concluded that it was        performance and this review did not change   advisory fees were fair and reasonable.
beneficial to maintain the current           their conclusions.
relationship, in part, because of such                                                       D. Economies of Scale and Breakpoints
knowledge. The Board also considered the        C. Advisory Fees and Fee Waivers          The Board considered the extent to
steps that Invesco Aim and its affiliates    The Board compared the Fund's contractual    which there are economies of scale in
have taken over the last several years to    advisory fee rate to the contractual         Invesco Aim's provision of advisory
improve the quality and efficiency of the    advisory fee rates of funds in the Fund's    services to the Fund. The Board also
services they provide to the AIM Funds in    Lipper expense group that are not managed    considered whether the Fund benefits from
the areas of investment performance,         by Invesco Aim, at a common asset level      such economies of scale through
product line diversification,                and as of the end of the past calendar       contractual breakpoints in the Fund's
distribution, fund operations, shareholder   year. The Board noted that the Fund's        advisory fee schedule or through advisory
services and compliance. The Board           contractual advisory fee rate was above      fee waivers or expense limitations. The
concluded that the quality and efficiency    the median contractual advisory fee rate     Board noted that the Fund's contractual
of the services Invesco Aim and its          of funds in its expense group. The Board     advisory fee schedule includes seven
affiliates provide to the AIM Funds in       also reviewed the methodology used by        breakpoints and that the level of the
each of these areas have generally           Lipper in determining contractual fee        Fund's advisory fees, as a percentage of
improved, and support the Board's approval   rates.                                       the Fund's net assets, has decreased as
of the continuance of the Fund's                The Board also compared the Fund's        net assets increased because of the
investment advisory agreement.               effective fee rate (the advisory fee after   breakpoints. Based on this information,
                                             any advisory fee waivers and before any      the Board concluded that the Fund's
   B. Fund Performance                       expense limitations/waivers) to the          advisory fees appropriately reflect
The Board compared the Fund's performance    advisory fee rates of other clients of       economies of scale at current asset
during the past one, three and five          Invesco Aim and its affiliates with          levels. The Board also noted that the Fund
calendar years to the performance of funds   investment strategies comparable to those    shares directly in economies of scale
in the Fund's performance group that are     of the Fund, including three mutual funds    through lower fees charged by third party
not managed by Invesco Aim, and against      advised by Invesco Aim. The Board noted      service providers based on the combined
the performance of all funds in the Lipper   that the Fund's rate was above the rates     size of all of the AIM Funds and
Variable Annuity Underlying Funds - Large    for the three mutual funds.                  affiliates.
Cap Value Index. The Board also reviewed        Additionally, the Board compared the
the criteria used by Invesco Aim to          Fund's effective fee rate to the advisory       E. Profitability and Financial
identify the funds in the Fund's             fees paid by numerous separately managed           Resources of Invesco Aim
performance group for inclusion in the       accounts/wrap accounts advised by Invesco    The Board reviewed information from
Lipper reports. The Board noted that the     Aim affiliates. The Board noted that the     Invesco Aim concerning the costs of the
Fund's performance was in the fourth         Fund's rate was generally above the rates    advisory and other services that Invesco
quintile of its performance group for the    for the separately managed accounts/wrap     Aim and its affiliates provide to the Fund
one and five year periods and the fifth      accounts. The Board considered that          and the profitability of Invesco Aim and
quintile for the three year period (the      management of the separately managed         its affiliates in providing these
first quintile being the best performing     accounts/wrap accounts by the Invesco Aim    services. The Board also reviewed
funds and the fifth quintile being the       affiliates involves different levels of      information concerning the financial
worst performing funds). The Board noted     services and different operational and       condition of Invesco Aim and its
that the Fund's performance was below the    regulatory requirements than Invesco Aim's   affiliates. The Board also reviewed with
performance of the Index for the one,        management of the Fund. The Board            Invesco Aim the methodology used to
three and five year periods. The Board       concluded that these differences are         prepare the profitability information. The
also noted that Invesco Aim acknowledges     appropriately reflected in the fee           Board considered the overall profitability
the Fund's underperformance and is focused   structure for the Fund.                      of Invesco Aim, as well as the
on the longer term and business issues          The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
that affect the Fund's performance. The      contractually agreed to waive fees and/or    with managing the Fund. The Board noted
Board also considered the steps Invesco      limit expenses of the Fund through at        that Invesco Aim continues to operate at a
Aim has taken over the last several years    least April 30, 2010 in an amount            net profit, although increased expenses in
to improve the quality and efficiency of     necessary to limit total annual operating    recent years have reduced the
the services that Invesco Aim provides to    expenses to a specified percentage of        profitability of Invesco Aim and its
the AIM Funds. The Board concluded that      average daily net assets for each class of   affiliates. The Board concluded that the
Invesco Aim continues to be responsive to    the Fund. The Board considered the           Fund's fees were fair and reasonable, and
the Board's                                  contractual nature of this fee waiver and    that the level of profits realized by
                                                                                          Invesco Aim and its affiliates from

                                                                                                                           continued

AIM V.I. BASIC VALUE FUND

providing services to the Fund was not       ment obligation for the research and         by the Affiliated Sub-Advisers were
excessive in light of the nature, quality    execution services from Invesco Aim to the   appropriate. The Board noted that the
and extent of the services provided. The     funds and therefore may reduce Invesco       Affiliated Sub-Advisers, which have
Board considered whether Invesco Aim is      Aim's expenses. The Board also noted that    offices and personnel that are
financially sound and has the resources      research obtained through soft dollar        geographically dispersed in financial
necessary to perform its obligations under   arrangements may be used by Invesco Aim in   centers around the world, have been formed
the Fund's investment advisory agreement,    making investment decisions for the Fund     in part for the purpose of researching and
and concluded that Invesco Aim has the       and may therefore benefit Fund               compiling information and making
financial resources necessary to fulfill     shareholders. The Board concluded that       recommendations on the markets and
these obligations.                           Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
The Board noted that, at their               arrangements were consistent with            providing investment advisory services.
direction, the Senior Officer of the Fund,   regulatory requirements.                     The Board concluded that the sub-advisory
who is independent of Invesco Aim and           The Board considered the fact that the    agreements will benefit the Fund and its
Invesco Aim's affiliates, had prepared an    Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
independent written evaluation to assist     from any securities lending arrangements     utilize the additional resources and
the Board in determining the                 may be invested in money market funds        talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    advised by Invesco Aim pursuant to           managing the Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the pay-                  to be provided

AIM V.I. BASIC VALUE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Basic Value Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D................................................   475,170,544          19,454,668
         Raymond Stickel, Jr.............................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                                           WITHHELD/
                                                                   VOTES FOR         VOTES AGAINST        ABSTENTIONS
---------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the
         Fund, and each other series portfolio of the Trust, or
         a share class without a shareholder vote..............   438,131,484          35,586,925          20,906,803
(3)      Approve a new sub-advisory agreement between Invesco
         Aim Advisors, Inc. and each of AIM Funds Management,
         Inc.; Invesco Asset Management Deutschland, GmbH;
         Invesco Asset Management Limited; Invesco Asset
         Management (Japan) Limited; Invesco Australia Limited;
         Invesco Global Asset Management (N.A.), Inc.; Invesco
         Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
         and Invesco Senior Secured Management, Inc............    47,444,423           1,726,481           2,208,825



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. BASIC VALUE FUND

[Invesco Aim Logo]              AIM V.I. Capital Appreciation Fund
- service mark -        Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                   [Mountain Graphic]
became Invesco Aim
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec. gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec. gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Fund Performance

Performance Summary

Fund vs. Indexes

Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -11.24%
Series II Shares                                                                -11.37
S&P 500 Index+ (Broad Market Index)                                             -11.90
Russell 1000 Growth Index+ (Style-Specific Index)                                -9.06
Lipper VUF Multi-Cap Growth Funds Category Average+ (Peer Group)                -11.94

+Lipper Inc.

The S&P 500--REGISTERED TRADEMARK--Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

      The Russell 1000--REGISTERED TRADEMARK--Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK--is a trademark of the Frank Russell Company.

      The Lipper VUF Multi-Cap Growth Funds Category Average represents an average of all of the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Composite 1500 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/08

Series I Shares
Inception (5/5/93)                    7.85%
10 Years                              2.31
 5 Years                              7.36
 1 Year                              -9.32

Series II Shares
10 Years                              2.05%
 5 Years                              7.09
 1 Year                              -9.58

Series II shares inception date is August 21, 2001. Returns since that date are historical. All other returns are the blended returns of the historical performance of Series II shares since their inception and the restated historical performance of Series I shares (for periods prior to inception of Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. The inception date of Series I shares is May 5, 1993. The performance of the Fund's Series I and Series II share classes will differ primarily due to different class expenses.

      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please contact your variable product issuer or financial advisor for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Series I and Series II shares was 0.88% and 1.13%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

      AIM V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds, is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

      The most recent month-end performance data at the Fund level, excluding variable product charges, is available on this Invesco Aim automated information line, 866 702 4402. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial advisor.

AIM V.I. Capital Appreciation Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets,
as of June 30, 2008



-------------------------------------------------------------------------
Industrials                                                          23.0%
-------------------------------------------------------------------------
Energy                                                               17.0
-------------------------------------------------------------------------
Consumer Staples                                                     15.9
-------------------------------------------------------------------------
Information Technology                                               14.0
-------------------------------------------------------------------------
Materials                                                            10.0
-------------------------------------------------------------------------
Health Care                                                           9.7
-------------------------------------------------------------------------
Consumer Discretionary                                                3.1
-------------------------------------------------------------------------
Financials                                                            3.0
-------------------------------------------------------------------------
Telecommunication Services                                            1.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.6
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.39%

AEROSPACE & DEFENSE-9.99%

General Dynamics Corp.                                  229,024    $   19,283,821
---------------------------------------------------------------------------------
Honeywell International Inc.                            251,146        12,627,621
---------------------------------------------------------------------------------
Lockheed Martin Corp.                                    57,616         5,684,395
---------------------------------------------------------------------------------
Precision Castparts Corp.                               226,513        21,829,058
---------------------------------------------------------------------------------
Raytheon Co.                                            311,179        17,513,154
---------------------------------------------------------------------------------
Rockwell Collins, Inc.                                   93,841         4,500,614
---------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.-Class A(b)             744,488        14,279,280
---------------------------------------------------------------------------------
Teledyne Technologies Inc.(b)                            19,450           948,965
---------------------------------------------------------------------------------
United Technologies Corp.                               292,899        18,071,868
=================================================================================
                                                                      114,738,776
=================================================================================


APPLICATION SOFTWARE-2.78%

Adobe Systems Inc.(b)                                   365,406        14,393,342
---------------------------------------------------------------------------------
Amdocs Ltd.(b)                                          310,128         9,123,966
---------------------------------------------------------------------------------
Autodesk, Inc.(b)                                       247,693         8,374,500
=================================================================================
                                                                       31,891,808
=================================================================================


AUTO PARTS & EQUIPMENT-0.90%

BorgWarner, Inc.                                        151,199         6,710,212
---------------------------------------------------------------------------------
Johnson Controls, Inc.                                  124,727         3,577,170
=================================================================================
                                                                       10,287,382
=================================================================================


BIOTECHNOLOGY-1.74%

Genentech, Inc.(b)                                       78,777         5,979,174
---------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                263,340        13,943,853
=================================================================================
                                                                       19,923,027
=================================================================================


COAL & CONSUMABLE FUELS-1.35%

CONSOL Energy Inc.                                       78,877         8,863,408
---------------------------------------------------------------------------------
Peabody Energy Corp.                                     75,679         6,663,536
=================================================================================
                                                                       15,526,944
=================================================================================


COMMUNICATIONS EQUIPMENT-3.00%

Cisco Systems, Inc.(b)                                  811,625        18,878,397
---------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                 489,011        11,980,770
---------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                      31,062         3,631,148
=================================================================================
                                                                       34,490,315
=================================================================================


COMPUTER HARDWARE-0.48%

Apple Inc.(b)                                            33,104         5,542,934
=================================================================================


COMPUTER STORAGE & PERIPHERALS-0.60%

Seagate Technology                                      362,640         6,937,303
=================================================================================


CONSTRUCTION & ENGINEERING-4.08%

Chicago Bridge & Iron Co. N.V.-New York Shares          136,873         5,450,283
---------------------------------------------------------------------------------
Fluor Corp.                                              63,038        11,730,111
---------------------------------------------------------------------------------
Foster Wheeler Ltd.(b)                                  321,003        23,481,370
---------------------------------------------------------------------------------
Jacobs Engineering Group Inc.(b)                         76,562         6,178,553
=================================================================================
                                                                       46,840,317
=================================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.39%

Joy Global Inc.                                          32,511         2,465,309
---------------------------------------------------------------------------------
Komatsu Ltd. (Japan)(c)                                 486,188        13,521,148
=================================================================================
                                                                       15,986,457
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
CONSUMER ELECTRONICS-0.85%

Garmin Ltd.(d)                                          228,265    $    9,778,873
=================================================================================


DIVERSIFIED METALS & MINING-4.51%

BHP Billiton Ltd. (Australia)(c)                        276,989        11,793,432
---------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Brazil)                 141,084         5,053,629
---------------------------------------------------------------------------------
Rio Tinto plc (United Kingdom)(c)                       124,674        15,286,468
---------------------------------------------------------------------------------
Titanium Metals Corp.                                   196,622         2,750,742
---------------------------------------------------------------------------------
Xstrata PLC (United Kingdom)(c)                         211,865        16,838,257
=================================================================================
                                                                       51,722,528
=================================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.75%

Emerson Electric Co.                                    163,375         8,078,894
---------------------------------------------------------------------------------
Woodward Governor Co.                                    15,928           567,992
=================================================================================
                                                                        8,646,886
=================================================================================


ELECTRONIC MANUFACTURING SERVICES-0.33%

Trimble Navigation Ltd.(b)                              105,895         3,780,452
=================================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-5.24%

Monsanto Co.                                            208,030        26,303,313
---------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                     158,396        22,919,901
---------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)               48,062        10,985,532
=================================================================================
                                                                       60,208,746
=================================================================================


FOOD RETAIL-1.52%

Kroger Co. (The)                                        605,944        17,493,603
=================================================================================


FOOTWEAR-0.68%

NIKE, Inc.-Class B                                      130,775         7,795,498
=================================================================================


HEALTH CARE EQUIPMENT-4.08%

Baxter International Inc.                               337,176        21,559,034
---------------------------------------------------------------------------------
Becton, Dickinson and Co.                               162,584        13,218,079
---------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                               295,825        12,093,326
=================================================================================
                                                                       46,870,439
=================================================================================


HEALTH CARE SERVICES-1.34%

Express Scripts, Inc.(b)                                148,170         9,293,222
---------------------------------------------------------------------------------
Quest Diagnostics Inc.                                  125,129         6,065,003
=================================================================================
                                                                       15,358,225
=================================================================================


HEAVY ELECTRICAL EQUIPMENT-1.59%

ABB Ltd. (Switzerland)(c)                               647,599        18,280,516
=================================================================================


HOUSEHOLD PRODUCTS-6.81%

Clorox Co. (The)                                        326,874        17,062,823
---------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   429,815        29,700,217
---------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              516,461        31,405,993
=================================================================================
                                                                       78,169,033
=================================================================================


INDUSTRIAL CONGLOMERATES-2.68%

McDermott International, Inc.(b)                        496,819        30,748,128
=================================================================================


INDUSTRIAL MACHINERY-0.74%

Fanuc Ltd. (Japan)(c)                                    86,700         8,449,022
=================================================================================


INTEGRATED OIL & GAS-6.24%

Exxon Mobil Corp.                                       332,310        29,286,480
---------------------------------------------------------------------------------
Marathon Oil Corp.                                      225,094        11,675,626
---------------------------------------------------------------------------------
Occidental Petroleum Corp.                              341,635        30,699,321
=================================================================================
                                                                       71,661,427
=================================================================================


INTERNET SOFTWARE & SERVICES-0.73%

Google Inc.-Class A(b)                                   15,848         8,342,704
=================================================================================


IT CONSULTING & OTHER SERVICES-2.60%

Accenture Ltd.-Class A                                  596,535        24,290,905
---------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)         169,441         5,508,527
=================================================================================
                                                                       29,799,432
=================================================================================


MARINE-1.59%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)                    647,000         9,293,670
---------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)                932,000         8,944,517
=================================================================================
                                                                       18,238,187
=================================================================================


MULTI-LINE INSURANCE-0.53%

Assurant, Inc.                                           91,996         6,068,056
=================================================================================


OIL & GAS DRILLING-1.86%

Transocean Inc.                                         139,922        21,322,714
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-7.31%

Baker Hughes Inc.                                       191,477        16,723,601
---------------------------------------------------------------------------------
Cameron International Corp.(b)                          280,883        15,546,874
---------------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                          373,046        33,096,641
---------------------------------------------------------------------------------
Schlumberger Ltd.                                       173,137        18,600,108
=================================================================================
                                                                       83,967,224
=================================================================================


OIL & GAS REFINING & MARKETING-1.11%

Valero Energy Corp.                                     308,079        12,686,693
=================================================================================


PACKAGED FOODS & MEATS-1.56%

Kellogg Co.                                             372,502        17,887,546
=================================================================================


PERSONAL PRODUCTS-0.15%

Chattem, Inc.(b)(d)                                      25,830         1,680,242
=================================================================================


PHARMACEUTICALS-2.52%

Johnson & Johnson                                       323,965        20,843,908
---------------------------------------------------------------------------------
Shire Ltd. (United Kingdom)                             451,502         7,406,121
---------------------------------------------------------------------------------
Shire Ltd. (United Kingdom)(e)                           38,893           637,974
=================================================================================
                                                                       28,888,003
=================================================================================


PROPERTY & CASUALTY INSURANCE-2.51%

ACE Ltd.                                                260,472        14,349,403
---------------------------------------------------------------------------------
Chubb Corp. (The)                                       296,335        14,523,378
=================================================================================
                                                                       28,872,781
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
PUBLISHING-0.66%

Morningstar, Inc.(b)(d)                                 104,557    $    7,531,241
=================================================================================


SEMICONDUCTORS-0.32%

NVIDIA Corp.(b)                                         197,588         3,698,847
=================================================================================


SOFT DRINKS-5.15%

Coca-Cola Co. (The)                                     448,351        23,305,285
---------------------------------------------------------------------------------
Hansen Natural Corp.(b)(d)                              265,916         7,663,699
---------------------------------------------------------------------------------
PepsiCo, Inc.                                           442,310        28,126,493
=================================================================================
                                                                       59,095,477
=================================================================================


SYSTEMS SOFTWARE-2.70%

Microsoft Corp.                                       1,127,720        31,023,577
=================================================================================


TOBACCO-0.68%

UST Inc.                                                143,318         7,826,596
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.74%

China Mobile Ltd. (China)(c)                            604,461         8,089,240
---------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)                                     1,924        11,913,227
=================================================================================
                                                                       20,002,467
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $986,156,144)                                          1,118,060,426
=================================================================================



MONEY MARKET FUNDS-3.36%

Liquid Assets Portfolio-Institutional Class(f)       19,249,298        19,249,298
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             19,249,298        19,249,298
=================================================================================
     Total Money Market Funds (Cost $38,498,596)                       38,498,596
=================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.74% (Cost $1,024,654,740)                               1,156,559,022
=================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-1.42%

Liquid Assets Portfolio-Institutional Class (Cost
  $16,354,115)(f)(g)                                 16,354,115        16,354,115
=================================================================================
TOTAL INVESTMENTS-102.17% (Cost $1,041,008,855)                     1,172,913,137
=================================================================================
OTHER ASSETS LESS LIABILITIES-(2.17)%                                 (24,876,388)
=================================================================================
NET ASSETS-100.00%                                                 $1,148,036,749
=================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $122,409,497, which represented 10.66% of the Fund's Net Assets. See Note 1A.
(d)   All or a portion of this security was out on loan at June 30, 2008.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $986,156,144)*                         $1,118,060,426
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $54,852,711)                   54,852,711
=======================================================
     Total investments (Cost
       $1,041,008,855)                    1,172,913,137
=======================================================
Foreign currencies, at value (Cost
  $380,010)                                     381,490
-------------------------------------------------------
Receivables for:
  Investments sold                              434,552
-------------------------------------------------------
  Fund shares sold                              111,539
-------------------------------------------------------
  Dividends                                     869,146
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             159,723
-------------------------------------------------------
Other assets                                     20,973
=======================================================
     Total assets                         1,174,890,560
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       6,968,853
-------------------------------------------------------
  Fund shares reacquired                      2,268,584
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  16,354,115
-------------------------------------------------------
  Accrued fees to affiliates                    888,250
-------------------------------------------------------
  Accrued other operating expenses               73,372
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              300,637
=======================================================
     Total liabilities                       26,853,811
=======================================================
Net assets applicable to shares
  outstanding                            $1,148,036,749
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,207,418,583
-------------------------------------------------------
Undistributed net investment income             (83,478)
-------------------------------------------------------
Undistributed net realized gain (loss)     (191,203,969)
-------------------------------------------------------
Unrealized appreciation                     131,905,613
=======================================================
                                         $1,148,036,749
=======================================================



NET ASSETS:

Series I                                 $  860,363,919
=======================================================
Series II                                $  287,672,830
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     33,006,285
=======================================================
Series II                                    11,210,665
=======================================================
Series I:
  Net asset value per share              $        26.07
=======================================================
Series II:
  Net asset value per share              $        25.66
=======================================================



* At June 30, 2008, securities with an aggregate value of $15,638,915 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $41,542)                       $   5,283,457
-------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $67,050)                            751,888
=======================================================
     Total investment income                  6,035,345
=======================================================


EXPENSES:

Advisory fees                                 3,699,615
-------------------------------------------------------
Administrative services fees                  1,551,972
-------------------------------------------------------
Custodian fees                                   28,447
-------------------------------------------------------
Distribution fees -- Series II                  378,829
-------------------------------------------------------
Transfer agent fees                              21,048
-------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       25,780
-------------------------------------------------------
Other                                           154,361
=======================================================
     Total expenses                           5,860,052
=======================================================
Less: Fees waived and expense offset
  arrangement(s)                                (26,032)
=======================================================
     Net expenses                             5,834,020
=======================================================
Net investment income                           201,325
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(706,562))       48,373,567
-------------------------------------------------------
  Foreign currencies                            301,425
=======================================================
                                             48,674,992
=======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (209,547,593)
-------------------------------------------------------
  Foreign currencies                                982
=======================================================
                                           (209,546,611)
=======================================================
Net realized and unrealized gain (loss)    (160,871,619)
=======================================================
Net increase (decrease) in net assets
  resulting from operations               $(160,670,294)
=======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                         JUNE 30,         DECEMBER 31,
                                                           2008               2007
---------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                        $      201,325     $     (453,651)
---------------------------------------------------------------------------------------
  Net realized gain                                       48,674,992         84,198,829
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation
     (depreciation)                                     (209,546,611)        90,262,939
=======================================================================================
     Net increase (decrease) in net assets
       resulting from operations                        (160,670,294)       174,008,117
=======================================================================================
Share transactions-net:
  Series I                                              (104,892,403)      (250,049,373)
---------------------------------------------------------------------------------------
  Series II                                              (22,371,658)       (63,863,071)
=======================================================================================
     Net increase (decrease) in net assets
       resulting from share transactions                (127,264,061)      (313,912,444)
=======================================================================================
     Net increase (decrease) in net assets              (287,934,355)      (139,904,327)
=======================================================================================

NET ASSETS:

  Beginning of period                                  1,435,971,104      1,575,875,431
=======================================================================================
  End of period (including undistributed net
     investment income (loss) of $(83,478) and
     $(284,803), respectively)                        $1,148,036,749     $1,435,971,104
=======================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. CAPITAL APPRECIATION FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. CAPITAL APPRECIATION FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                      RATE
--------------------------------------------------------------
First $250 million                                     0.65%
--------------------------------------------------------------
Over $250 million                                      0.60%
==============================================================




  Through December 31, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                      RATE
--------------------------------------------------------------

First $250 million                                     0.695%
--------------------------------------------------------------
Next $750 million                                      0.625%
--------------------------------------------------------------
Next $1.5 billion                                      0.62%
--------------------------------------------------------------
Next $2.5 billion                                      0.595%
--------------------------------------------------------------
Next $2.5 billion                                      0.57%
--------------------------------------------------------------
Next $2.5 billion                                      0.545%
--------------------------------------------------------------
Over $10 billion                                       0.52%
==============================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $25,472.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $144,409 for accounting and fund administrative services and reimbursed $1,407,563 for services provided by insurance companies.


AIM V.I. CAPITAL APPRECIATION FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,050,503,639
--------------------------------------
Level 2                    122,409,498
--------------------------------------
Level 3                             --
======================================
                        $1,172,913,137
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $2,538,168, which resulted in net realized gains (losses) of $(706,562), and securities purchases of $1,643,750.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $560.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $3,193 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


AIM V.I. CAPITAL APPRECIATION FUND

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $189,887,985 of capital loss carryforward in the fiscal year ended December 31, 2008.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD*
-------------------------------------------------------------------------------
December 31, 2009                                                 $ 32,326,216
-------------------------------------------------------------------------------
December 31, 2010                                                  144,685,370
-------------------------------------------------------------------------------
December 31, 2011                                                   56,312,952
===============================================================================
Total capital loss carryforward                                   $233,324,538
===============================================================================




* Capital loss carryforward as of the dates listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of the dates May 1, 2006, the date of the reorganization of AIM V.I. Aggressive Growth Fund and V.I. Growth Fund into the Fund and November 6, 2006, the date of the reorganization of AIM V.I. Demographic Trends Fund into the Fund are realized on securities held in each fund at such dates of the reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $804,856,043 and $934,549,812, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $184,930,410
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (59,580,551)
===============================================================================
Net unrealized appreciation of investment securities              $125,349,859
===============================================================================
Cost of investments for tax purposes is $1,047,563,278.




AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     950,588     $  25,297,005       2,435,959     $  69,086,990
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                    465,651        11,972,966       1,121,588        30,704,269
==========================================================================================================================
Reacquired:
  Series I                                                  (4,947,786)     (130,189,408)    (11,374,631)     (319,136,363)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                 (1,322,362)      (34,344,624)     (3,386,840)      (94,567,340)
==========================================================================================================================
                                                            (4,853,909)    $(127,264,061)    (11,203,924)    $(313,912,444)
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          SERIES I
                                 ------------------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                     JUNE 30,         ---------------------------------------------------------------------
                                       2008               2007            2006           2005          2004          2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $  29.37          $    26.22      $    24.67      $  22.69      $  21.28      $  16.43
---------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           0.01                0.01            0.01          0.03          0.02(a)      (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
     securities (both realized
     and unrealized)                    (3.31)               3.14            1.55          1.97          1.39          4.89
===========================================================================================================================
     Total from investment
       operations                       (3.30)               3.15            1.56          2.00          1.41          4.85
===========================================================================================================================
Less dividends from net
  investment income                        --                  --           (0.01)        (0.02)           --            --
===========================================================================================================================
Net asset value, end of period       $  26.07          $    29.37      $    26.22      $  24.67      $  22.69      $  21.28
===========================================================================================================================
Total return(c)                        (11.24)%             12.01%           6.34%         8.79%         6.62%        29.52%
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                     $860,364          $1,086,677      $1,204,559      $822,899      $886,990      $938,820
===========================================================================================================================
Ratio of expenses to average
  net assets                             0.90%(d)            0.88%           0.91%         0.89%         0.91%         0.85%
===========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.10%(d)            0.03%           0.06%         0.11%         0.09%(a)     (0.23)%
===========================================================================================================================
Portfolio turnover rate(e)                 67%                 71%            120%           97%           74%           61%
===========================================================================================================================




(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.17)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $914,419,497.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. CAPITAL APPRECIATION FUND

                                                                                  SERIES II
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         -----------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.95         $  25.91     $  24.43     $  22.50     $  21.16     $ 16.38
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.02)           (0.07)       (0.05)       (0.03)       (0.02)(a)   (0.09)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (3.27)            3.11         1.53         1.96         1.36        4.87
==============================================================================================================================
     Total from investment operations                (3.29)            3.04         1.48         1.93         1.34        4.78
==============================================================================================================================
Net asset value, end of period                    $  25.66         $  28.95     $  25.91     $  24.43     $  22.50     $ 21.16
==============================================================================================================================
Total return(c)                                     (11.37)%          11.73%        6.06%        8.58%        6.33%      29.18%
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $287,673         $349,294     $371,316     $339,190     $136,982     $70,466
==============================================================================================================================
Ratio of expenses to average net assets               1.15%(d)         1.13%        1.16%        1.14%        1.16%       1.10%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.15)%(d)       (0.22)%      (0.19)%      (0.14)%      (0.16)%(a)  (0.48)%
==============================================================================================================================
Portfolio turnover rate(e)                              67%              71%         120%          97%          74%         61%
==============================================================================================================================




(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.42)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $304,728,036.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including

AIM V.I. CAPITAL APPRECIATION FUND
revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. CAPITAL APPRECIATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $887.60        $4.22       $1,020.39       $4.52        0.90%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        886.30         5.39        1,019.14        5.77        1.15
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. CAPITAL APPRECIATION FUND

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of AIM Variable Insurance Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM V.I. Capital Appreciation Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim). During contract renewal meetings held on June 18-19, 2008, the Board as a whole and the disinterested or "independent" Trustees, voting separately, approved the continuance of the Fund's investment advisory agreement for another year, effective July 1, 2008. In doing so, the Board determined that the Fund's investment advisory agreement is in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim under the Fund's investment advisory agreement is fair and reasonable.

      The independent Trustees met separately during their evaluation of the Fund's investment advisory agreement with independent legal counsel from whom they received independent legal advice, and the independent Trustees also received assistance during their deliberations from the independent Senior Officer, a full-time officer of the AIM Funds who reports directly to the independent Trustees.

The Board's Fund Evaluation Process

The Board's Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

      In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees and expenses of their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the independent Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the performance, fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee's recommendations and makes its own recommendations regarding the performance, fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee's recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund's investment advisory agreement and sub-advisory agreements for another year.

      The independent Trustees are assisted in their annual evaluation of the Fund's investment advisory agreement by the independent Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended that an independent written evaluation be provided and, at the direction of the Board, has prepared an independent written evaluation.

      During the annual contract renewal process, the Board considered the factors discussed below under the heading "Factors and Conclusions and Summary of Independent Written Fee Evaluation" in evaluating the fairness and reasonableness of the Fund's investment advisory agreement and sub-advisory agreements at the contract renewal meetings and at their meetings throughout the year as part of their ongoing oversight of the Fund. The Fund's investment advisory agreement and sub-advisory agreements were considered separately, although the Board also considered the common interests of all of the AIM Funds in their deliberations. The Board considered all of the information provided to them and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from one another and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions of these same arrangements throughout the year and in prior years.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

The discussion below serves as a summary of the Senior Officer's independent written evaluation with respect to the Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of the Fund's investment advisory agreement and sub-advisory agreements. Unless otherwise stated, information set forth below is as of June 19, 2008 and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

I.    Investment Advisory Agreement

      A.    Nature, Extent and Quality of Services Provided by Invesco Aim

The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund's investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board's review of the qualifications of Invesco Aim to provide these services included the Board's consideration of Invesco Aim's portfolio and product review process, various back office support functions provided by Invesco Aim, and Invesco Aim's equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim were appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund's investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund's portfolio manager or managers,

AIM V.I. Capital Appreciation Fund
the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund's investment advisory agreement.

      In determining whether to continue the Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board's knowledge of Invesco Aim's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates have taken over the last several years to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas have generally improved, and support the Board's approval of the continuance of the Fund's investment advisory agreement.

      B.    Fund Performance

The Board compared the Fund's performance during the past one, three and five calendar years to the performance of funds in the Fund's performance group that are not managed by Invesco Aim, and against the performance of all funds in the Lipper Variable Annuity Underlying Funds - Multi-Cap Growth Index and the Lipper Variable Annuity Underlying Funds - Large-Cap Growth Index. The Board also reviewed the criteria used by Invesco Aim to identify the funds in the Fund's performance group for inclusion in the Lipper reports. The Board noted that the Fund's performance was in the fourth quintile of its performance group for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund's performance was below the performance of both Indexes for the one, three and five year periods. The Board noted that Invesco Aim made changes to the Fund's portfolio management team in 2005 and 2008, which need more time to be evaluated before a conclusion can be reached that the changes have adequately addressed the Fund's underperformance. The Board also considered the steps Invesco Aim has taken over the last several years to improve the quality and efficiency of the services that Invesco Aim provides to the AIM Funds. The Board concluded that Invesco Aim continues to be responsive to the Board's focus on fund performance. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions.

      C.    Advisory Fees and Fee Waivers

The Board compared the Fund's contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund's expense group that are not managed by Invesco Aim, at a common asset level and as of the end of the past calendar year. The Board noted that the Fund's contractual advisory fee rate was below the median contractual advisory fee of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates.

      The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Aim and four mutual funds sub-advised by an Invesco Aim affiliate. The Board noted that the Fund's rate was: (i) below the rate for one mutual fund and above the rate for the other mutual fund; and (ii) above the sub-advisory fee rates for the four sub-advised mutual funds.

      The Board noted that Invesco Aim has contractually agreed to waive advisory fees of the Fund through December 31, 2009 and that this fee waiver includes breakpoints based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least April 30, 2010. The Board also considered the effect these fee waivers/expense limitations would have on the Fund's estimated total expenses.

      After taking account of the Fund's contractual advisory fee rate, as well as the comparative advisory fee information and the fee waivers/expense limitations discussed above, the Board concluded that the Fund's advisory fees were fair and reasonable.

      D.    Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in Invesco Aim's provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule or through advisory fee waivers or expense limitations. The Board noted that the Fund's contractual advisory fee schedule includes one breakpoint and that the level of the Fund's advisory fees, as a percentage of the Fund's net assets, has decreased as net assets increased because of the breakpoint. The Board also noted that Invesco Aim's contractual advisory fee waiver discussed above includes breakpoints based on net asset levels. Based on this information, the Board concluded that the Fund's advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

      E.    Profitability and Financial Resources of Invesco Aim

The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board also reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although increased expenses in recent years have reduced the profitability of Invesco Aim and its affiliates, in light of Invesco Aim's profitability. The Board concluded that the Fund's fees were fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund was not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is

AIM V.I. Capital Appreciation Fund
financially sound and has the resources necessary to perform its obligations under the Fund's investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations.

      F.    Independent Written Evaluation of the Fund's Senior Officer

The Board noted that, at their direction, the Senior Officer of the Fund, who is independent of Invesco Aim and Invesco Aim's affiliates, had prepared an independent written evaluation to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that they had relied upon the Senior Officer's written evaluation instead of a competitive bidding process. In determining whether to continue the Fund's investment advisory agreement, the Board considered the Senior Officer's written evaluation.

      G.    Collateral Benefits to Invesco Aim and its Affiliates

The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts which are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to continue to provide these services to the Fund.

      The Board considered the benefits realized by Invesco Aim as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, portfolio brokerage commissions paid by the Fund and/or other funds advised by Invesco Aim are used to pay for research and execution services. The Board noted that soft dollar arrangements shift the payment obligation for the research and execution services from Invesco Aim to the funds and therefore may reduce Invesco Aim's expenses. The Board also noted that research obtained through soft dollar arrangements may be used by Invesco Aim in making investment decisions for the Fund and may therefore benefit Fund shareholders. The Board concluded that Invesco Aim's soft dollar arrangements were appropriate. The Board also concluded that, based on their review and representations made by Invesco Aim, these arrangements were consistent with regulatory requirements.

       The Board considered the fact that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least April 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment of uninvested cash, but not cash collateral. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until at least April 30, 2010. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

II.   Sub-Advisory Agreements

      A. Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers

The Board reviewed the services to be provided by Invesco Trimark Ltd., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc. (collectively, the "Affiliated Sub-Advisers") under the sub-advisory agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who will provide these services. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers were appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, have been formed in part for the purpose of researching and compiling information and making recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques, and providing investment advisory services. The Board concluded that the sub-advisory agreements will benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

      B.    Fund Performance

The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory agreements for the Fund, as no Affiliated Sub-Adviser currently manages any portion of the Fund's assets.

      C.    Sub-Advisory Fees

The Board considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory agreements and the services to be provided by Invesco Aim pursuant to the Fund's investment advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory agreements. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates. After taking account of the Fund's contractual sub-advisory fee rate, as well as other relevant factors, the Board concluded that the Fund's sub-advisory fees were fair and reasonable.

      D.    Financial Resources of the Affiliated Sub-Advisers

The Board considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory agreement, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Capital Appreciation Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                        VOTES           WITHHELD/
                                                                   VOTES FOR           AGAINST         ABSTENTIONS
------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote.........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc..................................    41,406,650         1,961,600          2,151,473



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. CAPITAL APPRECIATION FUND

[INVESCO AIM LOGO]             AIM V.I. CAPITAL DEVELOPMENT FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY                                                                       SHARES WAS 1.05% AND 1.30%,
                                                                                          RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
FUND VS. INDEXES                                                                          OPERATING EXPENSE RATIO SET FORTH IN THE
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer          MOST RECENT FUND PROSPECTUS AS OF THE DATE
charges. If variable product issuer charges were included, returns would be               OF THIS REPORT FOR SERIES I AND SERIES II
lower.                                                                                    SHARES WAS 1.06% AND 1.31%, RESPECTIVELY.
                                                                                          THE EXPENSE RATIOS PRESENTED ABOVE MAY
Series I Shares                                                                  -12.31%  VARY FROM THE EXPENSE RATIOS PRESENTED IN
Series II Shares                                                                 -12.41   OTHER SECTIONS OF THIS REPORT THAT ARE
S&P 500 Indext(TRIANGLE) (Broad Market Index)                                    -11.90   BASED ON EXPENSES INCURRED DURING THE
Russell Midcap Growth Indext(TRIANGLE) (Style-Specific Index)                     -6.81   PERIOD COVERED BY THIS REPORT.
Lipper VUF Mid-Cap Growth Funds Index (TRIANGLE) (Peer Group Index)               -8.98      AIM V.I. CAPITAL DEVELOPMENT FUND, A
                                                                                          SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
(TRIANGLE)Lipper Inc.                                                                     FUNDS, IS CURRENTLY OFFERED THROUGH
                                                                                          INSURANCE COMPANIES ISSUING VARIABLE
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       PRODUCTS. YOU CANNOT PURCHASE SHARES OF
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    THE FUND DIRECTLY. PERFORMANCE FIGURES
rather the most widely held 500 companies chosen with respect to market size,             GIVEN REPRESENT THE FUND AND ARE NOT
liquidity, and their industry.                                                            INTENDED TO REFLECT ACTUAL VARIABLE
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of    PRODUCT VALUES. THEY DO NOT REFLECT SALES
those Russell Midcap companies with higher price-to-book ratios and higher forecasted     CHARGES, EXPENSES AND FEES ASSESSED IN
growth values. The Russell Midcap Growth Index is a trademark/service mark of the Frank   CONNECTION WITH A VARIABLE PRODUCT. SALES
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell      CHARGES, EXPENSES AND FEES, WHICH ARE
Company.                                                                                  DETERMINED BY THE VARIABLE PRODUCT
   The LIPPER VUF MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of     ISSUERS, WILL VARY AND WILL LOWER THE
the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds        TOTAL RETURN.
category. These funds have an above-average price-to-earnings ratio, price-to-book           THE MOST RECENT MONTH-END PERFORMANCE
ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
Index.                                                                                    PRODUCT CHARGES, IS AVAILABLE ON THE
   The Fund is not managed to track the performance of any particular index, including    INVESCO AIM AUTOMATED INFORMATION LINE,
the indexes defined here, and consequently, the performance of the Fund may deviate       866 702 4402. AS MENTIONED ABOVE, FOR THE
significantly from the performance of the indexes.                                        MOST RECENT MONTH-END PERFORMANCE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
results include reinvested dividends, and they do not reflect sales charges.              CONTACT YOUR VARIABLE PRODUCT ISSUER OR
Performance of an index of funds reflects fund expenses; performance of a market index    FINANCIAL ADVISOR.
does not.
=======================================================================================   (1) Total annual operating expenses less
==========================================                                                    contractual advisory fee waivers by
AVERAGE ANNUAL TOTAL RETURNS                 THE RULE 12B-1 FEES APPLICABLE TO SERIES         the advisor in effect through at least
As of 6/30/08                                II SHARES. THE INCEPTION DATE OF SERIES I        April 30, 2010. See current prospectus
                                             SHARES IS MAY 1, 1998. THE PERFORMANCE OF        for more information.
SERIES I SHARES                              THE FUND'S SERIES I AND SERIES II SHARE
Inception (5/1/98)                    6.13%  CLASSES WILL DIFFER PRIMARILY DUE TO
10 Years                              6.74   DIFFERENT CLASS EXPENSES.
 5 Years                             11.11      THE PERFORMANCE DATA QUOTED REPRESENT
 1 Year                             -15.46   PAST PERFORMANCE AND CANNOT GUARANTEE
                                             COMPARABLE FUTURE RESULTS; CURRENT
SERIES II SHARES                             PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
10 Years                              6.48%  CONTACT YOUR VARIABLE PRODUCT ISSUER OR
 5 Years                             10.82   FINANCIAL ADVISOR FOR THE MOST RECENT
 1 Year                             -15.69   MONTH-END VARIABLE PRODUCT PERFORMANCE.
==========================================   PERFORMANCE FIGURES REFLECT FUND EXPENSES,
                                             REINVESTED DISTRIBUTIONS AND CHANGES IN
SERIES II SHARES' INCEPTION DATES IS         NET ASSET VALUE. INVESTMENT RETURN AND
AUGUST 21, 2001. RETURNS SINCE THAT DATE     PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
ARE HISTORICAL. ALL OTHER RETURNS ARE THE    MAY HAVE A GAIN OR LOSS WHEN YOU SELL
BLENDED RETURNS OF THE HISTORICAL            SHARES.
PERFORMANCE OF SERIES II SHARES SINCE           THE NET ANNUAL FUND OPERATING EXPENSE
THEIR INCEPTION AND THE RESTATED             RATIO SET FORTH IN THE MOST RECENT FUND
HISTORICAL PERFORMANCE OF SERIES I SHARES    PROSPECTUS AS OF THE DATE OF THIS REPORT
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    FOR SERIES I AND SERIES II
II SHARES) ADJUSTED TO REFLECT

AIM V.I. CAPITAL DEVELOPMENT FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               17.0%
-------------------------------------------------------------------------
Industrials                                                          15.7
-------------------------------------------------------------------------
Consumer Discretionary                                               14.7
-------------------------------------------------------------------------
Energy                                                               13.0
-------------------------------------------------------------------------
Health Care                                                          11.6
-------------------------------------------------------------------------
Financials                                                            9.4
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Telecommunication Services                                            3.4
-------------------------------------------------------------------------
Consumer Staples                                                      2.7
-------------------------------------------------------------------------
Utilities                                                             1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 5.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-94.36%

AEROSPACE & DEFENSE-2.18%

L-3 Communications Holdings, Inc.                       30,214    $  2,745,546
------------------------------------------------------------------------------
Precision Castparts Corp.                               33,358       3,214,711
==============================================================================
                                                                     5,960,257
==============================================================================


AIR FREIGHT & LOGISTICS-1.15%

Robinson (C.H.) Worldwide, Inc.                         56,968       3,124,125
==============================================================================


APPAREL RETAIL-4.26%

Aeropostale, Inc.(b)                                    85,532       2,679,717
------------------------------------------------------------------------------
Guess?, Inc.                                            72,195       2,703,703
------------------------------------------------------------------------------
Ross Stores, Inc.                                       86,294       3,065,163
------------------------------------------------------------------------------
Urban Outfitters, Inc.(b)                              101,941       3,179,540
==============================================================================
                                                                    11,628,123
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.61%

Coach, Inc.(b)                                          81,626       2,357,359
------------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                   136,165       3,695,518
------------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)(c)                        41,869       1,073,521
==============================================================================
                                                                     7,126,398
==============================================================================


APPLICATION SOFTWARE-4.70%

Amdocs Ltd.(b)                                          93,468       2,749,829
------------------------------------------------------------------------------
ANSYS, Inc.(b)                                          84,842       3,997,755
------------------------------------------------------------------------------
Citrix Systems, Inc.(b)                                 44,945       1,321,832
------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                171,666       4,748,282
==============================================================================
                                                                    12,817,698
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.45%

Affiliated Managers Group, Inc.(b)                      43,885       3,952,283
==============================================================================


BIOTECHNOLOGY-2.29%

Genzyme Corp.(b)                                        39,000       2,808,780
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)                            83,473       3,449,104
==============================================================================
                                                                     6,257,884
==============================================================================


CASINOS & GAMING-0.70%

International Game Technology                           76,619       1,913,943
==============================================================================
COAL & CONSUMABLE FUELS-1.61%

Massey Energy Co.                                       47,000       4,406,250
==============================================================================


COMMUNICATIONS EQUIPMENT-1.29%

Infinera Corp.(b)                                      117,889       1,039,781
------------------------------------------------------------------------------
Juniper Networks, Inc.(b)                              111,669       2,476,818
------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11 (Acquired
  02/09/07; Cost $0)(b)(d)(e)                              576               0
==============================================================================
                                                                     3,516,599
==============================================================================


COMPUTER & ELECTRONICS RETAIL-0.38%

GameStop Corp.-Class A(b)                               25,549       1,032,180
==============================================================================


COMPUTER STORAGE & PERIPHERALS-1.83%

Logitech International S.A. (Switzerland)(b)            95,970       2,571,996
------------------------------------------------------------------------------
NetApp, Inc.(b)                                        112,196       2,430,165
==============================================================================
                                                                     5,002,161
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-2.50%

Chicago Bridge & Iron Co. N.V.-New York Shares          63,660    $  2,534,941
------------------------------------------------------------------------------
Foster Wheeler Ltd.(b)                                  58,557       4,283,445
==============================================================================
                                                                     6,818,386
==============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.53%

Joy Global Inc.                                         55,208       4,186,423
==============================================================================


CONSUMER FINANCE-1.11%

SLM Corp.(b)                                           156,869       3,035,415
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.28%

Alliance Data Systems Corp.(b)                          61,605       3,483,763
==============================================================================


DISTRIBUTORS-0.85%

LKQ Corp.(b)                                           128,884       2,328,934
==============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-3.50%

Corrections Corp. of America(b)                        139,419       3,829,840
------------------------------------------------------------------------------
Equifax Inc.                                            40,070       1,347,153
------------------------------------------------------------------------------
IHS Inc.-Class A(b)                                     62,936       4,380,346
==============================================================================
                                                                     9,557,339
==============================================================================


DRUG RETAIL-1.55%

Shoppers Drug Mart Corp. (Canada)                       77,000       4,218,320
==============================================================================


EDUCATION SERVICES-2.24%

Apollo Group Inc.-Class A(b)                            61,822       2,736,242
------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                       40,996       3,387,499
==============================================================================
                                                                     6,123,741
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.18%

General Cable Corp.(b)                                  52,979       3,223,772
==============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.44%

Amphenol Corp.-Class A                                  87,305       3,918,248
==============================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.75%

Potash Corp. of Saskatchewan Inc. (Canada)               8,958       2,047,530
==============================================================================


HEALTH CARE EQUIPMENT-2.14%

Hologic, Inc.(b)                                       136,630       2,978,534
------------------------------------------------------------------------------
St. Jude Medical, Inc.(b)                               70,000       2,861,600
==============================================================================
                                                                     5,840,134
==============================================================================


HEALTH CARE SERVICES-1.75%

Express Scripts, Inc.(b)                                33,000       2,069,760
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                        54,932       2,704,302
==============================================================================
                                                                     4,774,062
==============================================================================


HOTELS, RESORTS & CRUISE LINES-0.88%

Choice Hotels International, Inc.                       90,123       2,388,260
==============================================================================


HOUSEWARES & SPECIALTIES-0.87%

Jarden Corp.(b)                                        130,266       2,376,052
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.12%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $2,219,196)(b)(d)(e)                                 158,514       3,051,395
==============================================================================


INDUSTRIAL MACHINERY-1.76%

Flowserve Corp.                                         35,101       4,798,307
==============================================================================


INVESTMENT BANKING & BROKERAGE-2.24%

Lazard Ltd.-Class A (Bermuda)                           87,365       2,983,515
------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                         173,297       3,134,942
==============================================================================
                                                                     6,118,457
==============================================================================


IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class A(b)         94,895       3,085,036
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.19%

Covance Inc.(b)                                         34,000       2,924,680
------------------------------------------------------------------------------
Waters Corp.(b)                                         47,111       3,038,660
==============================================================================
                                                                     5,963,340
==============================================================================


MANAGED HEALTH CARE-1.44%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $2,162,718)(b)(d)(e)                                 157,251       1,258,008
------------------------------------------------------------------------------
Humana Inc.(b)                                          67,483       2,683,799
==============================================================================
                                                                     3,941,807
==============================================================================


METAL & GLASS CONTAINERS-3.61%

Crown Holdings, Inc.(b)                                148,208       3,851,926
------------------------------------------------------------------------------
Owens-Illinois, Inc.(b)                                 78,751       3,283,129
------------------------------------------------------------------------------
Pactiv Corp.(b)                                        127,590       2,708,736
==============================================================================
                                                                     9,843,791
==============================================================================


MORTGAGE REIT'S-1.00%

Annaly Capital Management Inc.                         176,759       2,741,532
==============================================================================


OIL & GAS DRILLING-5.29%

Hercules Offshore, Inc.(b)                              96,900       3,684,138
------------------------------------------------------------------------------
Nabors Industries Ltd.(b)                               55,000       2,707,650
------------------------------------------------------------------------------
Noble Corp.                                             78,000       5,066,880
------------------------------------------------------------------------------
Rowan Cos., Inc.                                        63,898       2,987,231
==============================================================================
                                                                    14,445,899
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-1.48%

Cameron International Corp.(b)                          73,000       4,040,550
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.40%

Quicksilver Resources Inc.(b)                           91,000       3,516,240
------------------------------------------------------------------------------
Range Resources Corp.                                   21,800       1,428,772
------------------------------------------------------------------------------
Southwestern Energy Co.(b)                              91,132       4,338,795
==============================================================================
                                                                     9,283,807
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-1.19%

Williams Cos., Inc. (The)                               80,700    $  3,253,017
==============================================================================


PERSONAL PRODUCTS-1.10%

Estee Lauder Cos. Inc. (The)-Class A                    64,579       2,999,695
==============================================================================


PHARMACEUTICALS-1.81%

Allergan, Inc.                                          51,000       2,654,550
------------------------------------------------------------------------------
Shire Ltd.-ADR (United Kingdom)                         46,500       2,284,545
==============================================================================
                                                                     4,939,095
==============================================================================


PUBLISHING-0.97%

McGraw-Hill Cos., Inc. (The)                            65,910       2,644,309
==============================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-0.20%

Meruelo Maddux Properties, Inc.(b)                     247,889         540,398
==============================================================================


RESTAURANTS-0.97%

Burger King Holdings Inc.                               98,394       2,635,975
==============================================================================


SEMICONDUCTOR EQUIPMENT-0.24%

Lam Research Corp.(b)                                   18,053         652,616
==============================================================================


SEMICONDUCTORS-3.93%

Altera Corp.                                           135,403       2,802,842
------------------------------------------------------------------------------
Intersil Corp.-Class A                                 107,707       2,619,434
------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        155,824       3,295,678
------------------------------------------------------------------------------
ON Semiconductor Corp.(b)                              217,556       1,994,988
==============================================================================
                                                                    10,712,942
==============================================================================


SPECIALIZED FINANCE-3.38%

IntercontinentalExchange Inc.(b)                        23,645       2,695,530
------------------------------------------------------------------------------
Moody's Corp.                                          107,183       3,691,383
------------------------------------------------------------------------------


MSCI Inc.- Class A(b)                                   78,205       2,838,059
==============================================================================
                                                                     9,224,972
==============================================================================


STEEL-1.43%

Cleveland-Cliffs Inc.                                   21,060       2,510,141
------------------------------------------------------------------------------
Steel Dynamics, Inc.                                    35,383       1,382,414
==============================================================================
                                                                     3,892,555
==============================================================================


SYSTEMS SOFTWARE-1.20%

McAfee Inc.(b)                                          95,815       3,260,584
==============================================================================


TRUCKING-1.91%

Con-way Inc.                                            62,142       2,936,831
------------------------------------------------------------------------------
Heartland Express, Inc.                                151,968       2,265,843
==============================================================================
                                                                     5,202,674
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.35%

American Tower Corp.-Class A(b)                         67,482       2,851,115
------------------------------------------------------------------------------
Crown Castle International Corp.(b)                     81,347       3,150,569
------------------------------------------------------------------------------
SBA Communications Corp.-Class A(b)                     87,098       3,136,399
==============================================================================
                                                                     9,138,083
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $227,981,300)                                         257,469,116
==============================================================================



MONEY MARKET FUNDS-5.15%

Liquid Assets Portfolio-Institutional Class(f)       7,032,839       7,032,839
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             7,032,839       7,032,839
------------------------------------------------------------------------------
  Total Money Market Funds (Cost $14,065,678)                       14,065,678
==============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.51% (Cost $242,046,978)                                 271,534,794
==============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-0.16%

Liquid Assets Portfolio-Institutional Class (Cost
  $449,215)(f)(g)                                      449,215         449,215
==============================================================================
TOTAL INVESTMENTS-99.67% (Cost $242,496,193)                       271,984,009
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.33%                                    886,619
==============================================================================
NET ASSETS-100.00%                                                $272,870,628
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2008 was $4,309,403, which represented 1.58% of the Fund's Net Assets. See Note 1A.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $4,309,403, which represented 1.58% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)



ASSETS:

Investments, at value (Cost $227,981,300)*                          $257,469,116
--------------------------------------------------------------------------------
Investments in affiliated money market funds (Cost $14,514,893)       14,514,893
================================================================================
     Total investments (Cost $242,496,193)                           271,984,009
================================================================================
Foreign currencies, at value (Cost $764)                                     784
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                     2,527,939
--------------------------------------------------------------------------------
  Fund shares sold                                                        35,454
--------------------------------------------------------------------------------
  Dividends                                                              193,337
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         33,814
--------------------------------------------------------------------------------
Other assets                                                               8,379
================================================================================
     Total assets                                                    274,783,716
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  662,289
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 419,180
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            449,215
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             284,093
--------------------------------------------------------------------------------
  Accrued operating expenses                                              48,121
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        50,190
================================================================================
     Total liabilities                                                 1,913,088
================================================================================
Net assets applicable to shares outstanding                         $272,870,628
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $238,870,292
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (695,519)
--------------------------------------------------------------------------------
Undistributed net realized gain                                        5,208,155
--------------------------------------------------------------------------------
Unrealized appreciation                                               29,487,700
================================================================================
                                                                    $272,870,628
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $118,149,874
________________________________________________________________________________
================================================================================
Series II                                                           $154,720,754
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               7,149,160
________________________________________________________________________________
================================================================================
Series II                                                              9,535,174
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      16.53
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      16.23
________________________________________________________________________________
================================================================================



* At June 30, 2008, securities with an aggregate value of $423,060 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $5,495)                        $    896,676
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $97,121)                           273,318
======================================================
     Total investment income                 1,169,994
======================================================


EXPENSES:

Advisory fees                                1,088,147
------------------------------------------------------
Administrative services fees                   394,054
------------------------------------------------------
Custodian fees                                  15,588
------------------------------------------------------
Distribution fees -- Series II                 204,409
------------------------------------------------------
Transfer agent fees                             19,325
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      12,314
------------------------------------------------------
Other                                           88,046
======================================================
     Total expenses                          1,821,883
======================================================
Less: Fees waived and expense offset
  arrangement(s)                               (19,090)
======================================================
     Net expenses                            1,802,793
======================================================
Net investment income (loss)                  (632,799)
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(547,402))     (20,364,528)
------------------------------------------------------
  Foreign currencies                             9,958
======================================================
                                           (20,354,570)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (20,585,605)
------------------------------------------------------
  Foreign currencies                                22
======================================================
                                           (20,585,583)
======================================================
Net realized and unrealized gain (loss)    (40,940,153)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(41,572,952)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (632,799)   $ (1,978,295)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (20,354,570)     27,808,555
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (20,585,583)      4,000,926
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (41,572,952)     29,831,186
======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --     (12,026,991)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --     (15,317,782)
======================================================================================================
     Total distributions from net realized gains                                    --     (27,344,773)
======================================================================================================
Share transactions-net:
  Series I                                                                 (13,553,147)     (2,786,456)
------------------------------------------------------------------------------------------------------
  Series II                                                                (12,594,066)     63,232,922
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (26,147,213)     60,446,466
======================================================================================================
     Net increase (decrease) in net assets                                 (67,720,165)     62,932,879
______________________________________________________________________________________________________
======================================================================================================


NET ASSETS:

  Beginning of period                                                      340,590,793     277,657,914
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(695,519) and $(62,720), respectively)                           $272,870,628    $340,590,793
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. CAPITAL DEVELOPMENT FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. CAPITAL DEVELOPMENT FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Over $350 million                                            0.625%
___________________________________________________________________
===================================================================




  Through at least April 30, 2010, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $17,010.


AIM V.I. CAPITAL DEVELOPMENT FUND

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $38,342 for accounting and fund administrative services and reimbursed $355,712 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                      INVESTMENTS IN
INPUT LEVEL             SECURITIES
------------------------------------
Level 1                $267,674,606
------------------------------------
Level 2                   4,309,403
------------------------------------
Level 3                          --
====================================
                       $271,984,009
____________________________________
====================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $1,433,409, which resulted in net realized gains (losses) of $(547,402), and securities purchases of $1,230,341.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,080.


AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,896 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $148,016,046 and $182,553,500, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 47,874,997
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (18,963,935)
================================================================================================
Net unrealized appreciation of investment securities                                $ 28,911,062
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $243,072,947.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      431,720     $  7,279,958        899,466     $ 18,335,807
------------------------------------------------------------------------------------------------------------------------
  Series II                                                   1,079,100       17,761,412      5,098,023      102,303,777
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --        620,908       12,026,991
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --        804,506       15,317,782
========================================================================================================================
Reacquired:
  Series I                                                   (1,227,437)     (20,833,105)    (1,642,891)     (33,149,254)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (1,840,129)     (30,355,478)    (2,699,333)     (54,388,637)
========================================================================================================================
                                                             (1,556,746)    $(26,147,213)     3,080,679     $ 60,446,466
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         -----------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  18.85         $  18.43     $  16.09     $  14.68     $  12.71     $  9.39
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.03)           (0.10)(a)    (0.07)       (0.04)       (0.03)(a)   (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.29)            2.14         2.73         1.45         2.00        3.33
==============================================================================================================================
     Total from investment operations                (2.32)            2.04         2.66         1.41         1.97        3.32
==============================================================================================================================
Less distributions from net realized gains              --            (1.62)       (0.32)          --           --          --
==============================================================================================================================
Net asset value, end of period                    $  16.53         $  18.85     $  18.43     $  16.09     $  14.68     $ 12.71
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                     (12.31)%          10.84%       16.52%        9.61%       15.50%      35.36%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $118,150         $149,776     $148,668     $117,674     $112,028     $93,813
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.10%(c)         1.05%        1.08%        1.09%        1.10%       1.13%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.11%(c)         1.06%        1.09%        1.09%        1.10%       1.13%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.30)%(c)       (0.47)%      (0.48)%      (0.22)%      (0.21)%     (0.13)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                              52%             109%         119%         125%          93%         95%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $127,341,449.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  18.53         $  18.19     $  15.92     $ 14.57     $ 12.64     $  9.36
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.05)           (0.15)(a)    (0.10)      (0.07)      (0.06)(a)   (0.03)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.25)            2.11         2.69        1.42        1.99        3.31
=============================================================================================================================
     Total from investment operations                 (2.30)            1.96         2.59        1.35        1.93        3.28
=============================================================================================================================
Less distributions from net realized gains               --            (1.62)       (0.32)         --          --          --
=============================================================================================================================
Net asset value, end of period                     $  16.23         $  18.53     $  18.19     $ 15.92     $ 14.57     $ 12.64
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      (12.41)%          10.55%       16.26%       9.27%      15.27%      35.04%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $154,721         $190,815     $128,990     $83,388     $71,339     $33,550
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.35%(c)         1.30%        1.33%       1.34%       1.35%       1.38%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.36%(c)         1.31%        1.34%       1.34%       1.35%       1.38%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.55)%(c)       (0.72)%      (0.73)%     (0.47)%     (0.46)%     (0.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                               52%             109%         119%        125%         93%         95%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $164,425,504.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $876.90        $5.13       $1,019.39       $5.52        1.10%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        875.90         6.30        1,018.15        6.77        1.35
---------------------------------------------------------------------------------------------------



((1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
((2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM V.I. CAPITAL DEVELOPMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     comparative performance and fee data         Trustees recognized that the advisory
Variable Insurance Funds is required under   regarding the AIM Funds prepared by an       arrangements and resulting advisory fees
the Investment Company Act of 1940 to        independent company, Lipper, Inc.            for the Fund and the other AIM Funds are
approve annually the renewal of the AIM      (Lipper), under the direction and            the result of years of review and
V.I. Capital Development Fund (the Fund)     supervision of the independent Senior        negotiation between the Trustees and
investment advisory agreement with Invesco   Officer who also prepares a separate         Invesco Aim, that the Trustees may focus
Aim Advisors, Inc. (Invesco Aim). During     analysis of this information for the         to a greater extent on certain aspects of
contract renewal meetings held on June       Trustees. Each Sub-Committee then makes      these arrangements in some years than in
18-19, 2008, the Board as a whole and the    recommendations to the Investments           others, and that the Trustees'
disinterested or "independent" Trustees,     Committee regarding the performance, fees    deliberations and conclusions in a
voting separately, approved the              and expenses of their assigned funds. The    particular year may be based in part on
continuance of the Fund's investment         Investments Committee considers each         their deliberations and conclusions of
advisory agreement for another year,         Sub-Committee's recommendations and makes    these same arrangements throughout the
effective July 1, 2008. In doing so, the     its own recommendations regarding the        year and in prior years.
Board determined that the Fund's             performance, fees and expenses of the AIM
investment advisory agreement is in the      Funds to the full Board. The Investments     FACTORS AND CONCLUSIONS AND SUMMARY OF
best interests of the Fund and its           Committee also considers each                INDEPENDENT WRITTEN FEE EVALUATION
shareholders and that the compensation to    Sub-Committee's recommendations in making    The discussion below serves as a summary
Invesco Aim under the Fund's investment      its annual recommendation to the Board       of the Senior Officer's independent
advisory agreement is fair and reasonable.   whether to approve the continuance of each   written evaluation with respect to the
   The independent Trustees met separately   AIM Fund's investment advisory agreement     Fund's investment advisory agreement as
during their evaluation of the Fund's        and sub-advisory agreements for another      well as a discussion of the material
investment advisory agreement with           year.                                        factors and related conclusions that
independent legal counsel from whom they        The independent Trustees are assisted     formed the basis for the Board's approval
received independent legal advice, and the   in their annual evaluation of the Fund's     of the Fund's investment advisory
independent Trustees also received           investment advisory agreement by the         agreement and sub-advisory agreements.
assistance during their deliberations from   independent Senior Officer. One              Unless otherwise stated, information set
the independent Senior Officer, a            responsibility of the Senior Officer is to   forth below is as of June 19, 2008 and
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   does not reflect any changes that may have
reports directly to the independent          proposed management fees are negotiated      occurred since that date, including but
Trustees.                                    during the annual contract renewal process   not limited to changes to the Fund's
                                             to ensure that they are negotiated in a      performance, advisory fees, expense
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           limitations and/or fee waivers.
The Board's Investments Committee has        reasonable. Accordingly, the Senior
established three Sub-Committees that are    Officer must either supervise a              I. Investment Advisory Agreement
responsible for overseeing the management    competitive bidding process or prepare an       A. Nature, Extent and Quality of
of a number of the series portfolios of      independent written evaluation. The Senior         Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            Officer has recommended that an              The Board reviewed the advisory services
structure permits the Trustees to focus on   independent written evaluation be provided   provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   and, at the direction of the Board, has      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    prepared an independent written              the performance of Invesco Aim in
meet throughout the year to review the       evaluation.                                  providing these services, and the
performance of their assigned funds, and        During the annual contract renewal        credentials and experience of the officers
the Sub-Committees review monthly and        process, the Board considered the factors    and employees of Invesco Aim who provide
quarterly comparative performance            discussed below under the heading "Factors   these services. The Board's review of the
information and periodic asset flow data     and Conclusions and Summary of Independent   qualifications of Invesco Aim to provide
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    these services included the Board's
are prepared under the direction and         fairness and reasonableness of the Fund's    consideration of Invesco Aim's portfolio
supervision of the independent Senior        investment advisory agreement and            and product review process, various back
Officer. Over the course of each year, the   sub-advisory agreements at the contract      office support functions provided by
Sub-Committees meet with portfolio           renewal meetings and at their meetings       Invesco Aim, and Invesco Aim's equity and
managers for their assigned funds and        throughout the year as part of their         fixed income trading operations. The Board
other members of management and review       ongoing oversight of the Fund. The Fund's    concluded that the nature, extent and
with these individuals the performance,      investment advisory agreement and            quality of the advisory services provided
investment objective(s), policies,           sub-advisory agreements were considered      to the Fund by Invesco Aim were
strategies and limitations of these funds.   separately, although the Board also          appropriate and that Invesco Aim currently
   In addition to their meetings             considered the common interests of all of    is providing satisfactory advisory
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    services in accordance with the terms of
meet at designated contract renewal          Board considered all of the information      the Fund's investment advisory agreement.
meetings each year to conduct an in-depth    provided to them and did not identify any    In addition, based on their ongoing
review of the performance, fees and          particular factor that was controlling.      meetings throughout the year with the
expenses of their assigned funds. During     Each Trustee may have evaluated the          Fund's portfolio manager or managers, the
the contract renewal process, the Trustees   information provided differently from one    Board concluded that these individuals are
receive                                      another and attributed different weight to   competent and able to continue to carry
                                             the various factors. The                     out their responsibilities under the
                                                                                          Fund's investment advisory agreement.

                                                                                                                           continued

AIM V.I. CAPITAL DEVELOPMENT FUND

   In determining whether to continue the    recent Fund performance and this review      each class of the Fund. The Board
Fund's investment advisory agreement, the    did not change their conclusions.            considered the contractual nature of this
Board considered the prior relationship                                                   fee waiver and noted that it remains in
between Invesco Aim and the Fund, as well       C. Advisory Fees and Fee Waivers          effect until at least April 30, 2010. The
as the Board's knowledge of Invesco Aim's    The Board compared the Fund's contractual    Board also considered the effect these fee
operations, and concluded that it was        advisory fee rate to the contractual         waivers/expense limitations would have on
beneficial to maintain the current           advisory fee rates of funds in the Fund's    the Fund's estimated total expenses.
relationship, in part, because of such       expense group that are not managed by           After taking account of the Fund's
knowledge. The Board also considered the     Invesco Aim, at a common asset level and     contractual advisory fee rate, as well as
steps that Invesco Aim and its affiliates    as of the end of the past calendar year.     the comparative advisory fee information
have taken over the last several years to    The Board noted that the Fund's              and the fee waivers/expense limitations
improve the quality and efficiency of the    contractual advisory fee rate was below      discussed above, the Board concluded that
services they provide to the AIM Funds in    the median contractual advisory fee rate     the Fund's advisory fees were fair and
the areas of investment performance,         of funds in its expense group. The Board     reasonable.
product line diversification,                also reviewed the methodology used by
distribution, fund operations, shareholder   Lipper in determining contractual fee           D. Economies of Scale and Breakpoints
services and compliance. The Board           rates.                                       The Board considered the extent to which
concluded that the quality and efficiency       The Board also compared the Fund's        there are economies of scale in Invesco
of the services Invesco Aim and its          effective fee rate (the advisory fee after   Aim's provision of advisory services to
affiliates provide to the AIM Funds in       any advisory fee waivers and before any      the Fund. The Board also considered
each of these areas have generally           expense limitations/waivers) to the          whether the Fund benefits from such
improved, and support the Board's approval   advisory fee rates of other clients of       economies of scale through contractual
of the continuance of the Fund's             Invesco Aim and its affiliates with          breakpoints in the Fund's advisory fee
investment advisory agreement.               investment strategies comparable to those    schedule or through advisory fee waivers
                                             of the Fund, including three mutual funds    or expense limitations. The Board noted
   B. Fund Performance                       advised by Invesco Aim and one mutual fund   that the Fund's contractual advisory fee
The Board compared the Fund's performance    sub-advised by an Invesco Aim affiliate.     schedule includes one breakpoint and that
during the past one, three and five          The Board noted that the Fund's rate was:    the level of the Fund's advisory fees, as
calendar years to the performance of funds   (i) above the rates for two of the mutual    a percentage of the Fund's net assets, has
in the Fund's performance group that are     funds and below the rate for the third       decreased as net assets increased because
not managed by Invesco Aim, and against      mutual fund; and (ii) above the              of the breakpoint. The Board also noted
the performance of all funds in the Lipper   sub-advisory fee rate for the sub-advised    that Invesco Aim's contractual advisory
Variable Annuity Underlying Funds -          mutual fund.                                 fee waiver discussed above includes
Mid-Cap Growth Index. The Board also            Additionally, the Board compared the      breakpoints based on net asset levels.
reviewed the criteria used by Invesco Aim    Fund's effective fee rate to the total       Based on this information, the Board
to identify the funds in the Fund's          advisory fees paid by a separately managed   concluded that the Fund's advisory fees
performance group for inclusion in the       account/wrap account advised by Invesco      appropriately reflect economies of scale
Lipper reports. The Board noted that the     Aim affiliates. The Board noted that the     at current asset levels. The Board also
Fund's performance was in the fifth          Fund's rate was above the rate for the       noted that the Fund shares directly in
quintile of its performance group for the    separately managed account/wrap account.     economies of scale through lower fees
one year period and the third quintile for   The Board considered that management of      charged by third party service providers
the three and five year periods (the first   the separately managed account/wrap          based on the combined size of all of the
quintile being the best performing funds     account by the Invesco Aim affiliate         AIM Funds and affiliates.
and the fifth quintile being the worst       involves different levels of services and
performing funds). The Board noted that      different operational and regulatory            E. Profitability and Financial
the Fund's performance was below the         requirements than Invesco Aim's management         Resources of Invesco Aim
performance of the Index for the one and     of the Fund. The Board concluded that        The Board reviewed information from
five year periods and above the              these differences are appropriately          Invesco Aim concerning the costs of the
performance for the three year period. The   reflected in the fee structure for the       advisory and other services that Invesco
Board noted that Invesco Aim acknowledges    Fund.                                        Aim and its affiliates provide to the Fund
the Fund's underperformance because of          The Board noted that Invesco Aim has      and the profitability of Invesco Aim and
shorter term performance results and         contractually agreed to waive advisory       its affiliates in providing these
continues to monitor the Fund. The Board     fees of the Fund through at least April      services. The Board also reviewed
also considered the steps Invesco Aim has    30, 2010 and that this fee waiver includes   information concerning the financial
taken over the last several years to         breakpoints based on net asset levels. The   condition of Invesco Aim and its
improve the quality and efficiency of the    Board considered the contractual nature of   affiliates. The Board also reviewed with
services that Invesco Aim provides to the    this fee waiver and noted that it remains    Invesco Aim the methodology used to
AIM Funds. The Board concluded that          in effect until at least April 30, 2010.     prepare the profitability information. The
Invesco Aim continues to be responsive to    The Board also noted that Invesco Aim has    Board considered the overall profitability
the Board's focus on fund performance.       contractually agreed to waive fees and/or    of Invesco Aim, as well as the
Although the independent written             limit expenses of the Fund through at        profitability of Invesco Aim in connection
evaluation of the Fund's Senior Officer      least April 30, 2010 in an amount            with managing the Fund. The Board noted
only considered Fund performance through     necessary to limit total annual operating    that Invesco Aim continues to operate at a
the most recent calendar year, the Board     expenses to a specified percentage of        net profit, although increased expenses in
also reviewed more                           average daily net assets for                 recent years have reduced the
                                                                                          profitability of Invesco Aim

                                                                                                                           continued

AIM V.I. CAPITAL DEVELOPMENT FUND

and its affiliates. The Board concluded      Aim are used to pay for research and         Board concluded that the nature, extent
that the Fund's fees were fair and           execution services. The Board noted that     and quality of the services to be provided
reasonable, and that the level of profits    soft dollar arrangements shift the payment   by the Affiliated Sub-Advisers were
realized by Invesco Aim and its affiliates   obligation for the research and execution    appropriate. The Board noted that the
from providing services to the Fund was      services from Invesco Aim to the funds and   Affiliated Sub-Advisers, which have
not excessive in light of the nature,        therefore may reduce Invesco Aim's           offices and personnel that are
quality and extent of the services           expenses. The Board also noted that          geographically dispersed in financial
provided. The Board considered whether       research obtained through soft dollar        centers around the world, have been formed
Invesco Aim is financially sound and has     arrangements may be used by Invesco Aim in   in part for the purpose of researching and
the resources necessary to perform its       making investment decisions for the Fund     compiling information and making
obligations under the Fund's investment      and may therefore benefit Fund               recommendations on the markets and
advisory agreement, and concluded that       shareholders. The Board concluded that       economies of various countries and
Invesco Aim has the financial resources      Invesco Aim's soft dollar arrangements       securities of companies located in such
necessary to fulfill these obligations.      were appropriate. The Board also concluded   countries or on various types of
                                             that, based on their review and              investments and investment techniques, and
   F. Independent Written Evaluation of      representations made by Invesco Aim, these   providing investment advisory services.
      the Fund's Senior Officer              arrangements were consistent with            The Board concluded that the sub-advisory
The Board noted that, at their direction,    regulatory requirements.                     agreements will benefit the Fund and its
the Senior Officer of the Fund, who is          The Board considered the fact that the    shareholders by permitting Invesco Aim to
independent of Invesco Aim and Invesco       Fund's uninvested cash and cash collateral   utilize the additional resources and
Aim's affiliates, had prepared an            from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
independent written evaluation to assist     may be invested in money market funds        managing the Fund.
the Board in determining the                 advised by Invesco Aim pursuant to
reasonableness of the proposed management    procedures approved by the Board. The           B. Fund Performance
fees of the AIM Funds, including the Fund.   Board noted that Invesco Aim will receive    The Board did not view Fund performance as
The Board noted that they had relied upon    advisory fees from these affiliated money    a relevant factor in considering whether
the Senior Officer's written evaluation      market funds attributable to such            to approve the sub-advisory agreements for
instead of a competitive bidding process.    investments, although Invesco Aim has        the Fund, as no Affiliated Sub-Adviser
In determining whether to continue the       contractually agreed to waive through at     currently manages any portion of the
Fund's investment advisory agreement, the    least April 30, 2010, the advisory fees      Fund's assets.
Board considered the Senior Officer's        payable by the Fund in an amount equal to
written evaluation.                          100% of the net advisory fees Invesco Aim       C. Sub-Advisory Fees
                                             receives from the affiliated money market    The Board considered the services to be
   G. Collateral Benefits to Invesco Aim     funds with respect to the Fund's             provided by the Affiliated Sub-Advisers
      and its Affiliates                     investment of uninvested cash, but not       pursuant to the sub-advisory agreements
The Board considered various other           cash collateral. The Board considered the    and the services to be provided by Invesco
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    Aim pursuant to the Fund's investment
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     advisory agreement, as well as the
relationship with the Fund, including the    least April 30, 2010. The Board concluded    allocation of fees between Invesco Aim and
fees received by Invesco Aim and its         that the Fund's investment of uninvested     the Affiliated Sub-Advisers pursuant to
affiliates for their provision of            cash and cash collateral from any            the sub-advisory agreements. The Board
administrative, transfer agency and          securities lending arrangements in the       noted that the sub-advisory fees have no
distribution services to the Fund. The       affiliated money market funds is in the      direct effect on the Fund or its
Board considered the performance of          best interests of the Fund and its           shareholders, as they are paid by Invesco
Invesco Aim and its affiliates in            shareholders.                                Aim to the Affiliated Sub-Advisers, and
providing these services and the                                                          that Invesco Aim and the Affiliated
organizational structure employed by         II. Sub-Advisory Agreements                  Sub-Advisers are affiliates. After taking
Invesco Aim and its affiliates to provide       A. Nature, Extent and Quality of          account of the Fund's contractual
these services. The Board also considered          Services Provided by Affiliated        sub-advisory fee rate, as well as other
that these services are provided to the            Sub-Advisers                           relevant factors, the Board concluded that
Fund pursuant to written contracts which     The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
are reviewed and approved on an annual       provided by Invesco Trimark Ltd., Invesco    reasonable.
basis by the Board. The Board concluded      Asset Management Deutschland, GmbH,
that Invesco Aim and its affiliates were     Invesco Asset Management Limited, Invesco       D. Financial Resources of the
providing these services in a satisfactory   Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
manner and in accordance with the terms of   Australia Limited, Invesco Global Asset      The Board considered whether each
their contracts, and were qualified to       Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
continue to provide these services to the    Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
Fund.                                        Inc. and Invesco Senior Secured              perform its obligations under its
   The Board considered the benefits         Management, Inc. (collectively, the          respective sub-advisory agreement, and
realized by Invesco Aim as a result of       "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
portfolio brokerage transactions executed    sub-advisory agreements and the              has the financial resources necessary to
through "soft dollar" arrangements. Under    credentials and experience of the officers   fulfill these obligations.
these arrangements, portfolio brokerage      and employees of the Affiliated
commissions paid by the Fund and/or other    Sub-Advisers who will provide these
funds advised by Invesco                     services. The

AIM V.I. CAPITAL DEVELOPMENT FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Capital Development Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                         VOTES           WITHHELD/
                                                                    VOTES FOR           AGAINST         ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote..........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .................................    15,527,694           539,176            557,054



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. CAPITAL DEVELOPMENT FUND

[INVESCO AIM LOGO]             AIM V.I. CORE EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec. gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec. gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.


NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

FUND PERFORMANCE
=========================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                           -6.67%
Series II Shares                                                          -6.79
S&P 500 Index + (Broad Market Index)                                     -11.90
Russell 1000 Index + (Style-Specific Index)                              -11.20
Lipper VUF Large-Cap Core Funds Index +(Peer Group Index)                -10.56

+ Lipper Inc.

The S&P 500-REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL 1000-REGISTERED TRADEMARK-- INDEX is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the
United States. The Russell 1000 Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK- is a trademark of the Frank
Russell Company.
   The LIPPER VUF LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper
Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=========================================================================================
===========================================
AVERAGE ANNUAL TOTAL RETURNS                     THE PERFORMANCE DATA QUOTED REPRESENT     CANNOT PURCHASE SHARES OF THE FUND
As of 6/30/08                                PAST PERFORMANCE AND CANNOT GUARANTEE         DIRECTLY. PERFORMANCE FIGURES GIVEN
                                             COMPARABLE FUTURE RESULTS; CURRENT            REPRESENT THE FUND AND ARE NOT INTENDED
SERIES I SHARES                              PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE    TO REFLECT ACTUAL VARIABLE PRODUCT
Inception (5/2/94)                  8.65%    CONTACT YOUR VARIABLE PRODUCT ISSUER OR       VALUES. THEY DO NOT REFLECT SALES
 10 Years                           3.44     FINANCIAL ADVISOR FOR THE MOST RECENT         CHARGES, EXPENSES AND FEES ASSESSED IN
 5 Years                            8.93     MONTH-END VARIABLE PRODUCT PERFORMANCE.       CONNECTION WITH A VARIABLE PRODUCT. SALES
 l Year                            -7.49     PERFORMANCE FIGURES REFLECT FUND EXPENSES,    CHARGES, EXPENSES AND FEES, WHICH ARE
                                             REINVESTED DISTRIBUTIONS AND CHANGES IN NET   DETERMINED BY THE VARIABLE PRODUCT
SERIES II SHARES                             ASSET VALUE. INVESTMENT RETURN AND            ISSUERS, WILL VARY AND WILL LOWER THE
 10 Years                           3.19%    PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU    TOTAL RETURN.
 5 Years                            8.67     MAY HAVE A GAIN OR LOSS WHEN YOU SELL             THE MOST RECENT MONTH-END PERFORMANCE
 l Year                            -7.71     SHARES.                                       DATA AT THE FUND LEVEL, EXCLUDING
===========================================     THE NET ANNUAL FUND OPERATING EXPENSE      VARIABLE PRODUCT CHARGES, IS AVAILABLE ON
                                             RATIO SET FORTH IN THE MOST RECENT FUND       THIS INVESCO AIM AUTOMATED INFORMATION
SERIES II SHARES' INCEPTION DATE IS OCTOBER  PROSPECTUS AS OF THE DATE OF THIS REPORT FOR  LINE, 866 702 4402. AS MENTIONED ABOVE,
24, 2001. RETURNS SINCE THAT DATE ARE        SERIES I AND SERIES II SHARES WAS 0.89% AND   FOR THE MOST RECENT MONTH-END PERFORMANCE
HISTORICAL. ALL OTHER RETURNS ARE THE        1.14%, RESPECTIVELY.(1) THE TOTAL ANNUAL      INCLUDING VARIABLE PRODUCT CHARGES,
BLENDED RETURNS OF THE HISTORICAL            FUND OPERATING EXPENSE RATIO SET FORTH IN     PLEASE CONTACT YOUR VARIABLE PRODUCT
PERFORMANCE OF THE FUND'S SERIES II SHARES   THE MOST RECENT FUND PROSPECTUS AS OF THE     ISSUER OR FINANCIAL ADVISOR.
SINCE THEIR INCEPTION AND THE RESTATED       DATE OF THIS REPORT FOR SERIES I AND SERIES
HISTORICAL PERFORMANCE OF SERIES I SHARES    II SHARES WAS 0.90% AND 1.15%, RESPECTIVELY.  (1) Total annual operating expenses less
(FOR PERIODS PRIOR TO INCEPTION OF THE       THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY       any contractual fee waivers and/or
SERIES II SHARES) ADJUSTED TO REFLECT THE    FROM THE EXPENSE RATIOS PRESENTED IN OTHER        expense reimbursements by the advisor
RULE 12B-1 FEES APPLICABLE TO THE SERIES II  SECTIONS OF THIS REPORT THAT ARE BASED ON         in effect through at least april 30,
SHARES. THE INCEPTION DATE OF SERIES I       EXPENSES INCURRED DURING THE PERIOD COVERED       2010. see current prospectus for more
SHARES IS MAY 2, 1994. THE PERFORMANCE OF    BY THIS REPORT.                                   information.
THE FUND'S SERIES I AND SERIES II SHARE          AIM V.I. CORE EQUITY FUND, A SERIES
CLASSES WILL DIFFER PRIMARILY DUE TO         PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
DIFFERENT CLASS EXPENSES.                    IS CURRENTLY OFFERED THROUGH INSURANCE
                                             COMPANIES ISSUING VARIABLE PRODUCTS. YOU

AIM V.I. CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               21.6%
-------------------------------------------------------------------------
Financials                                                           14.8
-------------------------------------------------------------------------
Health Care                                                          13.4
-------------------------------------------------------------------------
Industrials                                                          11.8
-------------------------------------------------------------------------
Consumer Staples                                                     11.4
-------------------------------------------------------------------------
Energy                                                               10.0
-------------------------------------------------------------------------
Consumer Discretionary                                                6.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                10.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-89.36%

AEROSPACE & DEFENSE-3.12%

Boeing Co. (The)                                         230,829    $   15,170,082
----------------------------------------------------------------------------------
Northrop Grumman Corp.                                   273,326        18,285,509
----------------------------------------------------------------------------------
United Technologies Corp.                                450,000        27,765,000
==================================================================================
                                                                        61,220,591
==================================================================================


AIR FREIGHT & LOGISTICS-1.66%

United Parcel Service, Inc.-Class B                      529,928        32,574,674
==================================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.95%

Polo Ralph Lauren Corp.                                  297,069        18,649,992
==================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.57%

Legg Mason, Inc.                                         707,755        30,836,885
==================================================================================


AUTOMOBILE MANUFACTURERS-0.49%

Renault S.A. (France)(b)                                 116,359         9,519,816
==================================================================================


BIOTECHNOLOGY-2.14%

Amgen Inc.(c)                                            887,000        41,830,920
==================================================================================


BROADCASTING & CABLE TV-2.05%

Comcast Corp.-Class A                                  2,121,000        40,235,370
==================================================================================


COMMUNICATIONS EQUIPMENT-3.74%

Cisco Systems, Inc.(c)                                 1,145,338        26,640,562
----------------------------------------------------------------------------------
Motorola, Inc.                                         4,245,000        31,158,300
----------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                  631,565        15,473,342
==================================================================================
                                                                        73,272,204
==================================================================================


COMPUTER HARDWARE-2.49%

Fujitsu Ltd. (Japan)(b)                                3,447,000        25,491,480
----------------------------------------------------------------------------------
International Business Machines Corp.                    196,925        23,341,520
==================================================================================
                                                                        48,833,000
==================================================================================


COMPUTER STORAGE & PERIPHERALS-2.00%

EMC Corp.(c)                                           1,325,936        19,478,000
----------------------------------------------------------------------------------
Seagate Technology                                     1,028,255        19,670,518
==================================================================================
                                                                        39,148,518
==================================================================================


CONSUMER FINANCE-1.59%

American Express Co.                                     828,998        31,228,355
==================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.97%

Automatic Data Processing, Inc.                          920,191        38,556,003
==================================================================================


DEPARTMENT STORES-0.53%

Kohl's Corp.(c)                                          261,393        10,466,176
==================================================================================


DIVERSIFIED BANKS-2.78%

Lloyds TSB Group PLC (United Kingdom)(b)               2,385,248        14,618,525
----------------------------------------------------------------------------------
U.S. Bancorp                                             514,438        14,347,676
----------------------------------------------------------------------------------
Wells Fargo & Co.                                      1,075,000        25,531,250
==================================================================================
                                                                        54,497,451
==================================================================================


DIVERSIFIED CAPITAL MARKETS-0.19%

UBS AG (Switzerland)(b)(c)                               175,451         3,627,976
==================================================================================


DRUG RETAIL-1.33%

Walgreen Co.                                             802,878        26,101,564
==================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-2.23%

Agilent Technologies, Inc.(c)                          1,228,496        43,660,748
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-1.71%

Tyco Electronics Ltd.                                    934,677    $   33,480,130
==================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-2.02%

Waste Management, Inc.                                 1,048,373        39,534,146
==================================================================================


HEALTH CARE EQUIPMENT-4.36%

Covidien Ltd.                                            660,440        31,628,472
----------------------------------------------------------------------------------
Medtronic, Inc.                                        1,039,239        53,780,618
==================================================================================
                                                                        85,409,090
==================================================================================


HOUSEHOLD PRODUCTS-0.08%

Henkel AG & Co. KGaA (Germany)(b)                         42,939         1,607,447
==================================================================================


HYPERMARKETS & SUPER CENTERS-2.10%

Wal-Mart Stores, Inc.                                    732,029        41,140,030
==================================================================================


INDUSTRIAL CONGLOMERATES-5.01%

3M Co.                                                   726,752        50,574,672
----------------------------------------------------------------------------------
General Electric Co.                                     646,452        17,253,804
----------------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.
  (Netherlands)(b)                                       615,230        20,775,215
----------------------------------------------------------------------------------
Tyco International Ltd.                                  236,830         9,482,673
==================================================================================
                                                                        98,086,364
==================================================================================


INSURANCE BROKERS-1.14%

Marsh & McLennan Cos., Inc.                              838,646        22,266,051
==================================================================================


INTEGRATED OIL & GAS-0.88%

Total S.A. (France)                                      203,074        17,329,358
==================================================================================


MANAGED HEALTH CARE-0.91%

UnitedHealth Group Inc.                                  680,300        17,857,875
==================================================================================


MOVIES & ENTERTAINMENT-0.88%

News Corp.-Class A                                     1,145,752        17,232,110
==================================================================================


OFFICE ELECTRONICS-1.02%

Xerox Corp.                                            1,475,605        20,009,204
==================================================================================


OIL & GAS EQUIPMENT & SERVICES-4.91%

BJ Services Co.                                        1,491,655        47,643,461
----------------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)(d)                          325,621        24,258,764
----------------------------------------------------------------------------------
Weatherford International Ltd.(c)                        490,318        24,314,870
==================================================================================
                                                                        96,217,095
==================================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.20%

Apache Corp.                                             114,138        15,865,182
----------------------------------------------------------------------------------
Chesapeake Energy Corp.                                  748,267        49,355,691
----------------------------------------------------------------------------------
XTO Energy, Inc.                                         248,889        17,051,386
==================================================================================
                                                                        82,272,259
==================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.37%

Citigroup Inc.                                           429,868         7,204,588
==================================================================================


PACKAGED FOODS & MEATS-4.24%

Cadbury PLC (United Kingdom)(b)                        4,381,547        54,981,449
----------------------------------------------------------------------------------
Unilever N.V. (Netherlands)                              992,203        28,165,998
==================================================================================
                                                                        83,147,447
==================================================================================


PERSONAL PRODUCTS-2.30%

Avon Products, Inc.                                      584,219        21,043,569
----------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                     518,825        24,099,421
==================================================================================
                                                                        45,142,990
==================================================================================


PHARMACEUTICALS-5.98%

GlaxoSmithKline PLC-ADR (United Kingdom)                 359,806        15,910,621
----------------------------------------------------------------------------------
Merck & Co. Inc.                                         296,701        11,182,661
----------------------------------------------------------------------------------
Pfizer Inc.                                            1,550,000        27,078,500
----------------------------------------------------------------------------------
Schering-Plough Corp.                                    849,147        16,719,705
----------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)         500,705        22,932,289
----------------------------------------------------------------------------------
Wyeth                                                    486,044        23,310,670
==================================================================================
                                                                       117,134,446
==================================================================================


PROPERTY & CASUALTY INSURANCE-5.85%

Berkshire Hathaway Inc.-Class A(c)                           412        49,749,000
----------------------------------------------------------------------------------
Progressive Corp. (The)                                3,467,839        64,917,946
==================================================================================
                                                                       114,666,946
==================================================================================


PUBLISHING-0.97%

Washington Post Co. (The)-Class B                         32,464        19,053,121
==================================================================================


RAILROADS-1.04%

Union Pacific Corp.                                      270,748        20,441,474
==================================================================================


REGIONAL BANKS-1.34%

BB&T Corp.(d)                                            510,367        11,621,056
----------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       254,530        14,533,663
==================================================================================
                                                                        26,154,719
==================================================================================


SEMICONDUCTORS-0.67%

Intel Corp.                                              608,170        13,063,491
==================================================================================


SOFT DRINKS-0.73%

Coca-Cola Co. (The)                                      276,986        14,397,732
----------------------------------------------------------------------------------
Dr. Pepper Snapple Group, Inc.(c)                              1                19
==================================================================================
                                                                        14,397,751
==================================================================================


SYSTEMS SOFTWARE-5.82%

Microsoft Corp.                                        1,680,670        46,235,232
----------------------------------------------------------------------------------
Symantec Corp.(c)                                      3,500,000        67,725,000
==================================================================================
                                                                       113,960,232
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,682,749,319)                                         1,751,068,607
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------

PREFERRED STOCK-0.60%

HOUSEHOLD PRODUCTS-0.60%

Henkel AG & Co. KGaA(Germany)-Pfd. (Cost
  $16,007,623)(b)                                        297,000    $   11,794,313
==================================================================================



MONEY MARKET FUNDS-10.43%

Liquid Assets Portfolio-Institutional Class(e)       102,160,381       102,160,381
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             102,160,381       102,160,381
----------------------------------------------------------------------------------
     Total Money Market Funds (Cost $204,320,762)                      204,320,762
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.39%. (Cost $1,903,077,704)                               1,967,183,682
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-0.47%

Liquid Assets Portfolio-Institutional Class (Cost
  $9,259,196)(e)(f)                                    9,259,196         9,259,196
==================================================================================
TOTAL INVESTMENTS-100.86% (Cost $1,912,336,900)                      1,976,442,878
==================================================================================
OTHER ASSETS LESS LIABILITIES-(0.86)%                                  (16,855,917)
==================================================================================
NET ASSETS-100.00%                                                  $1,959,586,961
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $142,416,221, which represented 7.27% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d)   All or a portion of this security was out on loan at June 30, 2008.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,698,756,942)*                       $1,762,862,920
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $213,579,958)                 213,579,958
=======================================================
     Total investments (Cost
       $1,912,336,900)                    1,976,442,878
=======================================================
Foreign currencies, at value (Cost
  $656,561)                                     664,302
-------------------------------------------------------
Receivables for:
  Fund shares sold                            3,169,079
-------------------------------------------------------
  Dividends                                   2,539,183
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             160,500
-------------------------------------------------------
Other assets                                     50,394
=======================================================
     Total assets                         1,983,026,336
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       9,450,536
-------------------------------------------------------
  Fund shares reacquired                      2,412,798
-------------------------------------------------------
  Amount due custodian                          161,260
-------------------------------------------------------
  Foreign currency contracts                    361,497
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                   9,259,196
-------------------------------------------------------
  Accrued fees to affiliates                  1,261,896
-------------------------------------------------------
  Accrued other operating expenses              111,570
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              420,622
=======================================================
     Total liabilities                       23,439,375
=======================================================
Net assets applicable to shares
  outstanding                            $1,959,586,961
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $2,060,678,563
-------------------------------------------------------
Undistributed net investment income          51,696,291
-------------------------------------------------------
Undistributed net realized gain (loss)     (216,552,633)
-------------------------------------------------------
Unrealized appreciation                      63,764,740
=======================================================
                                         $1,959,586,961
_______________________________________________________
=======================================================



NET ASSETS:

Series I                                 $1,928,631,431
_______________________________________________________
=======================================================
Series II                                $   30,955,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     70,980,894
_______________________________________________________
=======================================================
Series II                                     1,149,949
_______________________________________________________
=======================================================
Series I:
  Net asset value per share              $        27.17
_______________________________________________________
=======================================================
Series II:
  Net asset value per share              $        26.92
_______________________________________________________
=======================================================



* At June 30, 2008, securities with an aggregate value of $8,714,079 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $650,148)                      $  18,830,783
-------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $187,450)                         4,152,353
=======================================================
     Total investment income                 22,983,136
=======================================================


EXPENSES:

Advisory fees                                 6,389,386
-------------------------------------------------------
Administrative services fees                  2,721,649
-------------------------------------------------------
Custodian fees                                   33,141
-------------------------------------------------------
Distribution fees -- Series II                   40,357
-------------------------------------------------------
Transfer agent fees                              17,511
-------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       39,118
-------------------------------------------------------
Other                                           331,707
=======================================================
     Total expenses                           9,572,869
=======================================================
Less: Fees waived and expense offset
  arrangement(s)                               (156,699)
-------------------------------------------------------
     Net expenses                             9,416,170
=======================================================
Net investment income                        13,566,966
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                      56,202,340
-------------------------------------------------------
  Foreign currencies                             32,641
-------------------------------------------------------
  Foreign currency contracts                 (1,608,950)
=======================================================
                                             54,626,031
=======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (217,733,372)
-------------------------------------------------------
  Foreign currencies                             28,827
-------------------------------------------------------
  Foreign currency contracts                   (356,835)
=======================================================
                                           (218,061,380)
=======================================================
Net realized and unrealized gain (loss)    (163,435,349)
=======================================================
Net increase (decrease) in net assets
  resulting from operations               $(149,868,383)
_______________________________________________________
=======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   13,566,966    $   37,033,376
----------------------------------------------------------------------------------------------------------
  Net realized gain                                                           54,626,031       387,454,941
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (218,061,380)     (212,013,364)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (149,868,383)      212,474,953
==========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --       (26,080,139)
----------------------------------------------------------------------------------------------------------
  Series II                                                                           --          (332,527)
==========================================================================================================
     Decrease in net assets resulting from distributions                              --       (26,412,666)
==========================================================================================================
Share transactions-net:
  Series I                                                                  (221,842,996)     (584,578,394)
----------------------------------------------------------------------------------------------------------
  Series II                                                                   (1,480,559)       (7,686,109)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (223,323,555)     (592,264,503)
==========================================================================================================
     Net increase (decrease) in net assets                                  (373,191,938)     (406,202,216)
__________________________________________________________________________________________________________
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      2,332,778,899     2,738,981,115
==========================================================================================================
  End of period (including undistributed net investment income of
     $51,696,291 and $38,129,325, respectively)                           $1,959,586,961    $2,332,778,899
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. CORE EQUITY FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. CORE EQUITY FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $155,512.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $216,653 for accounting and fund administrative services and reimbursed $2,504,996 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. CORE EQUITY FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1-- Quoted prices in an active market for identical assets.

  Level 2-- Prices are determined using other significant observable inputs.
            Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3-- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $1,834,026,657
--------------------------------------
Level 2                    142,416,221
--------------------------------------
Level 3                             --
======================================
                        $1,976,442,878
______________________________________
======================================



NOTE 4-- SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $1,825,217.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,187.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $4,327 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. CORE EQUITY FUND

NOTE 8--FOREIGN CURRENCY CONTRACTS


                                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO
SETTLEMENT                       ----------------------------------------           VALUE            UNREALIZED
DATE                                     DELIVER                 RECEIVE           06/30/08         APPRECIATION
----------------------------------------------------------------------------------------------------------------

09/10/08                          EUR  33,125,000         USD  51,970,831        $51,953,480          $  17,351
________________________________________________________________________________________________________________
================================================================================================================




                                                CONTRACT TO
SETTLEMENT                       ----------------------------------------           VALUE             UNREALIZED
DATE                                     DELIVER                 RECEIVE           06/30/08         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------

09/10/08                          GBP  23,825,000         USD  46,816,363        $47,190,549           $(374,186)
==================================================================================================================
  Total open foreign
     currency contracts                                                                                $(356,835)
__________________________________________________________________________________________________________________
==================================================================================================================




                               CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO
CLOSED                           --------------------------------------           VALUE            REALIZED
DATE                                    DELIVER                RECEIVE          06/30/08         GAIN (LOSS)
------------------------------------------------------------------------------------------------------------

09/10/08                          EUR  3,700,000         USD  5,805,781        $5,810,443         $  (4,662)
------------------------------------------------------------------------------------------------------------
  Total closed foreign
     currency contracts                                                                           $  (4,662)
============================================================================================================
  Total foreign currency
     contracts                                                                                    $(361,497)
____________________________________________________________________________________________________________
============================================================================================================





Currency Abbreviations:
EUR--Euro
GBP--British Pound Sterling
USD--U.S. Dollar


NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
December 31, 2009                                                    $ 89,586,793
---------------------------------------------------------------------------------
December 31, 2010                                                     157,184,467
---------------------------------------------------------------------------------
December 31, 2011                                                      21,217,854
=================================================================================
Total capital loss carryforward                                      $267,989,114
_________________________________________________________________________________
=================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 1, 2006, the date of the reorganization of AIM V.I. Core Stock fund and AIM V.I. Premier Equity fund into the fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $306,443,634 and $360,561,359, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $ 250,030,435
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (189,114,007)
================================================================================================
Net unrealized appreciation of investment securities                               $  60,916,428
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,915,526,450.




AIM V.I. CORE EQUITY FUND

NOTE 11--SHARE INFORMATION


                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   1,014,678     $  28,488,689       1,426,134     $  41,447,869
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                     73,392         2,046,795         162,780         4,629,698
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --                --         869,048        26,080,138
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                         --                --          11,166           332,527
==========================================================================================================================
Reacquired:
  Series I                                                  (8,976,728)     (250,331,685)    (22,533,393)     (652,106,401)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (127,657)       (3,527,354)       (440,110)      (12,648,334)
==========================================================================================================================
                                                            (8,016,315)    $(223,323,555)    (20,504,375)    $(592,264,503)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. CORE EQUITY FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                    JUNE 30,       --------------------------------------------------------------
                                                      2008            2007         2006         2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    29.11      $    27.22   $    23.45   $    22.60   $    20.94   $    16.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.18(a)         0.42(a)      0.34(a)      0.24(a)      0.30(b)      0.17(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (2.12)           1.80         3.58         0.96         1.58         3.97
=================================================================================================================================
     Total from investment operations                   (1.94)           2.22         3.92         1.20         1.88         4.14
=================================================================================================================================
Less Dividends from net investment income                  --           (0.33)       (0.15)       (0.35)       (0.22)       (0.19)
=================================================================================================================================
Net asset value, end of period                     $    27.17      $    29.11   $    27.22   $    23.45   $    22.60   $    20.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         (6.67)%          8.12%       16.70%        5.31%        8.97%       24.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $1,928,631      $2,298,007   $2,699,252   $1,246,529   $1,487,462   $1,555,475
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      0.89%(d)        0.87%        0.89%        0.89%        0.91%        0.81%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      0.90%(d)        0.88%        0.89%        0.89%        0.91%        0.82%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.29%(d)        1.44%        1.35%        1.08%        1.25%(b)     0.91%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 16%             45%          45%          52%          52%          31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.23 and 0.92%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $2,088,201,073.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                      JUNE 30,         ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 28.88         $ 27.02     $ 23.33     $22.48     $20.85     $16.94
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.14(a)         0.34(a)     0.28(a)    0.18(a)    0.21(b)    0.12(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (2.10)           1.80        3.55       0.96       1.60       3.96
===========================================================================================================================
     Total from investment operations                    (1.96)           2.14        3.83       1.14       1.81       4.08
===========================================================================================================================
Less dividends from net investment income                   --           (0.28)      (0.14)     (0.29)     (0.18)     (0.17)
===========================================================================================================================
Net asset value, end of period                         $ 26.92         $ 28.88     $ 27.02     $23.33     $22.48     $20.85
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                          (6.79)%          7.88%      16.42%      5.08%      8.67%     24.15%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $30,956         $34,772     $39,729     $3,858     $4,173     $3,808
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.14%(d)        1.12%       1.14%      1.14%      1.16%      1.06%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.15%(d)        1.13%       1.14%      1.14%      1.16%      1.07%
===========================================================================================================================
Ratio of net investment income to average net
  assets                                                  1.04%(d)        1.19%       1.10%      0.83%      1.00%(b)   0.66%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                  16%             45%         45%        52%        52%        31%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 0.67%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)  Ratios are annualized and based on average daily net assets of $32,463,058.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. CORE EQUITY FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $933.30        $4.28       $1,020.44       $4.47        0.89%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        932.10         5.48        1,019.19        5.72        1.14
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM      comparative performance and fee data          Trustees recognized that the advisory
Variable Insurance Funds is required          regarding the AIM Funds prepared by an        arrangements and resulting advisory fees
under the Investment Company Act of 1940      independent company, Lipper, Inc. (Lipper),   for the Fund and the other AIM Funds are
to approve annually the renewal of the        under the direction and supervision of the    the result of years of review and
AIM V.I. Core Equity Fund (the Fund)          independent Senior Officer who also prepares  negotiation between the Trustees and
investment advisory agreement with            a separate analysis of this information for   Invesco Aim, that the Trustees may focus
Invesco Aim Advisors, Inc. (Invesco           the Trustees. Each Sub-Committee then makes   to a greater extent on certain aspects
Aim). During contract renewal meetings        recommendations to the Investments Committee  of these arrangements in some years than
held on June 18-19, 2008, the Board as a      regarding the performance, fees and expenses  in others, and that the Trustees'
whole and the disinterested or                of their assigned funds. The Investments      deliberations and conclusions in a
"independent" Trustees, voting                Committee considers each Sub-Committee's      particular year may be based in part on
separately, approved the continuance of       recommendations and makes its own             their deliberations and conclusions of
the Fund's investment advisory agreement      recommendations regarding the performance,    these same arrangements throughout the
for another year, effective July 1,           fees and expenses of the AIM Funds to the     year and in prior years.
2008. In doing so, the Board determined       full Board. The Investments Committee also
that the Fund's investment advisory           considers each Sub-Committee's                FACTORS AND CONCLUSIONS AND SUMMARY OF
agreement is in the best interests of         recommendations in making its annual          INDEPENDENT WRITTEN FEE EVALUATION
the Fund and its shareholders and that        recommendation to the Board whether to        The discussion below serves as a summary
the compensation to Invesco Aim under         approve the continuance of each Invesco Aim   of the Senior Officer's independent
the Fund's investment advisory agreement      Fund's investment advisory agreement and      written evaluation with respect to the
is fair and reasonable.                       sub-advisory agreements for another year.     Fund's investment advisory agreement as
   The independent Trustees met separately       The independent Trustees are assisted in   well as a discussion of the material
during their evaluation of the Fund's         their annual evaluation of the Fund's         factors and related conclusions that
investment advisory agreement with            investment advisory agreement by the          formed the basis for the Board's
independent legal counsel from whom they      independent Senior Officer. One               approval of the Fund's investment
received independent legal advice, and the    responsibility of the Senior Officer is to    advisory agreement and sub-advisory
independent Trustees also received            manage the process by which the AIM Funds'    agreements. Unless otherwise stated,
assistance during their deliberations from    proposed management fees are negotiated       information set forth below is as of
the independent Senior Officer, a full-time   during the annual contract renewal process    June 19, 2008 and does not reflect any
officer of the AIM Funds who reports          to ensure that they are negotiated in a       changes that may have occurred since
directly to the independent Trustees.         manner that is at arms' length and            that date, including but not limited to
                                              reasonable. Accordingly, the Senior Officer   changes to the Fund's performance,
THE BOARD'S FUND EVALUATION PROCESS           must either supervise a competitive bidding   advisory fees, expense limitations
The Board's Investments Committee has         process or prepare an independent written     and/or fee waivers.
established three Sub-Committees that are     evaluation. The Senior Officer has
responsible for overseeing the management of  recommended that an independent written       I. Investment Advisory Agreement
a number of the series portfolios of the AIM  evaluation be provided and, at the direction     A. Nature, Extent and Quality of
Funds. This Sub-Committee structure permits   of the Board, has prepared an independent           Services Provided by Invesco Aim
the Trustees to focus on the performance of   written evaluation.                           The Board reviewed the advisory services
the AIM Funds that have been assigned to         During the annual contract renewal         provided to the Fund by Invesco Aim
them. The Sub-Committees meet throughout the  process, the Board considered the factors     under the Fund's investment advisory
year to review the performance of their       discussed below under the heading "Factors    agreement, the performance of Invesco
assigned funds, and the Sub-Committees        and Conclusions and Summary of Independent    Aim in providing these services, and the
review monthly and quarterly comparative      Written Fee Evaluation" in evaluating the     credentials and experience of the
performance information and periodic asset    fairness and reasonableness of the Fund's     officers and employees of Invesco Aim
flow data for their assigned funds. These     investment advisory agreement and             who provide these services. The Board's
materials are prepared under the direction    sub-advisory agreements at the contract       review of the qualifications of Invesco
and supervision of the independent Senior     renewal meetings and at their meetings        Aim to provide these services included
Officer. Over the course of each year, the    throughout the year as part of their ongoing  the Board's consideration of Invesco
Sub-Committees meet with portfolio managers   oversight of the Fund. The Fund's investment  Aim's portfolio and product review
for their assigned funds and other members    advisory agreement and sub-advisory           process, various back office support
of management and review with these           agreements were considered separately,        functions provided by Invesco Aim and
individuals the performance, investment       although the Board also considered the        its affiliates, and Invesco Aim's equity
objective(s), policies, strategies and        common interests of all of the AIM Funds in   and fixed income trading operations. The
limitations of these funds.                   their deliberations. The Board considered     Board concluded that the nature, extent
   In addition to their meetings throughout   all of the information provided to them and   and quality of the advisory services
the year, the Sub-Committees meet at          did not identify any particular factor that   provided to the Fund by Invesco Aim were
designated contract renewal meetings each     was controlling. Each Trustee may have        appropriate and that Invesco Aim
year to conduct an in-depth review of the     evaluated the information provided            currently is providing satisfactory
performance, fees and expenses of their       differently from one another and attributed   advisory services in accordance with the
assigned funds. During the contract renewal   different weight to the various factors. The  terms of the Fund's investment advisory
process, the Trustees receive                                                               agreement. In addition, based on their
                                                                                            ongoing meetings throughout the year
                                                                                            with the Fund's portfolio manager or
                                                                                            managers, the Board concluded that these
                                                                                            individuals are competent and able to
                                                                                            continue to carry out their
                                                                                            responsibili-

                                                                                                                           continued

AIM V.I. CORE EQUITY FUND

ties under the Fund's investment advisory   review did not change their conclusions.        each class of the Fund. The Board
agreement.                                                                                  considered the contractual nature of
   In determining whether to continue          C. Advisory Fees and Fee Waivers             this fee waiver and noted that it
the Fund's investment advisory              The Board compared the Fund's                   remains in effect until at least April
agreement, the Board considered the         contractual advisory fee rate to the            30, 2010. The Board also considered the
prior relationship between Invesco Aim      contractual advisory fee rates of funds         effect this fee waiver would have on the
and the Fund, as well as the Board's        in the Fund's Lipper expense group that         Fund's total estimated expenses.
knowledge of Invesco Aim's operations,      are not managed by Invesco Aim, at a               After taking account of the Fund's
and concluded that it was beneficial to     common asset level and as of the end of         contractual advisory fee rate, as well
maintain the current relationship, in       the past calendar year. The Board noted         as the comparative advisory fee
part, because of such knowledge. The        that the Fund's contractual advisory fee        information and the fee waivers/expense
Board also considered the steps that        rate was at the median contractual              limitations discussed above, the Board
Invesco Aim and its affiliates have         advisory fee rate of funds in its               concluded that the Fund's advisory fees
taken over the last several years to        expense group. The Board also reviewed          were fair and reasonable.
improve the quality and efficiency of       the methodology used by Lipper in
the services they provide to the AIM        determining contractual fee rates.                 D. Economies of Scale and Breakpoints
Funds in the areas of investment               The Board also compared the Fund's           The Board considered the extent to which
performance, product line                   effective fee rate (the advisory fee            there are economies of scale in Invesco
diversification, distribution, fund         after any advisory fee waivers and              Aim's provision of advisory services to
operations, shareholder services and        before any expense limitations/waivers)         the Fund. The Board also considered
compliance. The Board concluded that the    to the advisory fee rates of other              whether the Fund benefits from such
quality and efficiency of the services      clients of Invesco Aim and its                  economies of scale through contractual
Invesco Aim and its affiliates provide      affiliates with investment strategies           breakpoints in the Fund's advisory fee
to the AIM Funds in each of these areas     comparable to those of the Fund,                schedule or through advisory fee waivers
generally have improved, and support the    including three mutual funds advised by         or expense limitations. The Board noted
Board's approval of the continuance of      Invesco Aim and one mutual fund                 that the Fund's contractual advisory fee
the Fund's investment advisory              sub-advised by an Invesco Aim affiliate.        schedule includes one breakpoint and
agreement.                                  The Board noted that the Fund's rate            that the level of the Fund's advisory
                                            was: (i) above the rate for two of the          fees, as a percentage of the Fund's net
   B. Fund Performance                      mutual funds and the same as the rate           assets, has decreased as net assets
The Board compared the Fund's               for the other mutual fund; and (ii)             increased because of the breakpoint. The
performance during the past one, three      above the sub-advisory fee rate for the         Board also noted that Invesco Aim's
and five calendar years to the              sub-advised mutual fund.                        contractual advisory fee waiver
performance of funds in the Fund's             Additionally, the Board compared the         discussed above includes breakpoints
performance group that are not managed      Fund's effective fee rate to the total          based on net asset levels. Based on this
by Invesco Aim, and against the             advisory fees paid by numerous                  information, the Board concluded that
performance of all funds in the Lipper      separately managed accounts/wrap                the Fund's advisory fees appropriately
Variable Annuity Underlying Funds -         accounts advised by Invesco Aim                 reflect economies of scale at current
Large-Cap Core Index. The Board also        affiliates. The Board noted that the            asset levels. The Board also noted that
reviewed the criteria used by Invesco       Fund's rate was generally above the             the Fund shares directly in economies of
Aim to identify the funds in the Fund's     rates for the separately managed                scale through lower fees charged by
performance group for inclusion in the      accounts/wrap accounts. The Board               third party service providers based on
Lipper reports. The Board noted that the    considered that management of the               the combined size of all of the AIM
Fund's performance was in the third         separately managed accounts/ wrap               Funds and affiliates.
quintile of its performance group for       accounts by the Invesco Aim affiliates
the one and five year periods and the       involves different levels of services              E. Profitability and Financial
second quintile for the three year          and different operational and regulatory              Resources of Invesco Aim
period (the first quintile being the        requirements than Invesco Aim's                 The Board reviewed information from
best performing funds and the fifth         management of the Fund. The Board               Invesco Aim concerning the costs of the
quintile being the worst performing         concluded that these differences are            advisory and other services that Invesco
funds). The Board noted that the Fund's     appropriately reflected in the fee              Aim and its affiliates provide to the
performance was above the performance of    structure for the Fund.                         Fund and the profitability of Invesco
the Index for the one and three year           The Board noted that Invesco Aim has         Aim and its affiliates in providing
periods, and below the performance of       contractually agreed to waive advisory          these services. The Board also reviewed
the Index for the five year period. The     fees of the Fund through December 31,           information concerning the financial
Board also considered the steps Invesco     2009 and that this fee waiver includes          condition of Invesco Aim and its
Aim has taken over the last several         breakpoints based on net asset levels.          affiliates. The Board also reviewed with
years to improve the quality and            The Board considered the contractual            Invesco Aim the methodology used to
efficiency of the services that Invesco     nature of this fee waiver and noted that        prepare the profitability information.
Aim provides to the AIM Funds. The Board    it remains in effect until December 31,         The Board considered the overall
concluded that Invesco Aim continues to     2009. The Board also noted that Invesco         profitability of Invesco Aim, as well as
be responsive to the Board's focus on       Aim has contractually agreed to waive           the profitability of Invesco Aim in
fund performance. Although the              fees and/or limit expenses of the Fund          connection with managing the Fund. The
independent written evaluation of the       through at least April 30, 2010 in an           Board noted that Invesco Aim continues
Fund's Senior Officer only considered       amount necessary to limit total annual          to operate at a net profit, although
Fund performance through the most recent    operating expenses to a specified               increased expenses in recent years have
calendar year, the Board also reviewed      percentage of average daily net assets          reduced the profitability of Invesco Aim
more recent Fund performance and this       for
                                                                                                                           continued


AIM V.I. CORE EQUITY FUND

and its affiliates. The Board concluded     Aim are used to pay for research and            and quality of the services to be
that the Fund's fees were fair and          execution services. The Board noted that        provided by the Affiliated Sub-Advisers
reasonable, and that the level of           soft dollar arrangements shift the              were appropriate. The Board noted that
profits realized by Invesco Aim and its     payment obligation for the research and         the Affiliated Sub-Advisers, which have
affiliates from providing services to       execution services from Invesco Aim to          offices and personnel that are
the Fund was not excessive in light of      the funds and therefore may reduce              geographically dispersed in financial
the nature, quality and extent of the       Invesco Aim's expenses. The Board also          centers around the world, have been
services provided. The Board considered     noted that research obtained through            formed in part for the purpose of
whether Invesco Aim is financially sound    soft dollar arrangements may be used by         researching and compiling information
and has the resources necessary to          Invesco Aim in making investment                and making recommendations on the
perform its obligations under the Fund's    decisions for the Fund and may therefore        markets and economies of various
investment advisory agreement, and          benefit Fund shareholders. The Board            countries and securities of companies
concluded that Invesco Aim has the          concluded that Invesco Aim's soft dollar        located in such countries or on various
financial resources necessary to fulfill    arrangements were appropriate. The Board        types of investments and investment
these obligations.                          also concluded that, based on their             techniques, and providing investment
                                            review and representations made by              advisory services. The Board concluded
   F. Independent Written Evaluation of     Invesco Aim, these arrangements were            that the sub-advisory agreements will
      the Fund's Senior Officer             consistent with regulatory requirements.        benefit the Fund and its shareholders by
The Board noted that, at their                 The Board considered the fact that           permitting Invesco Aim to utilize the
direction, the Senior Officer of the        the Fund's uninvested cash and cash             additional resources and talent of the
Fund, who is independent of Invesco Aim     collateral from any securities lending          Affiliated Sub-Advisers in managing the
and Invesco Aim's affiliates, had           arrangements may be invested in money           Fund.
prepared an independent written             market funds advised by Invesco Aim
evaluation to assist the Board in           pursuant to procedures approved by the             B. Fund Performance
determining the reasonableness of the       Board. The Board noted that Invesco Aim         The Board did not view Fund performance
proposed management fees of the AIM         will receive advisory fees from these           as a relevant factor in considering
Funds, including the Fund. The Board        affiliated money market funds                   whether to approve the sub-advisory
noted that they had relied upon the         attributable to such investments,               agreements for the Fund, as no
Senior Officer's written evaluation         although Invesco Aim has contractually          Affiliated Sub-Adviser currently manages
instead of a competitive bidding            agreed to waive through at least April          any portion of the Fund's assets.
process. In determining whether to          30, 2010, the advisory fees payable by
continue the Fund's investment advisory     the Fund in an amount equal to 100% of             C. Sub-Advisory Fees
agreement, the Board considered the         the net advisory fees Invesco Aim               The Board considered the services to be
Senior Officer's written evaluation.        receives from the affiliated money              provided by the Affiliated Sub-Advisers
                                            market funds with respect to the Fund's         pursuant to the sub-advisory agreements
   G. Collateral Benefits to Invesco Aim    investment of uninvested cash, but not          and the services to be provided by
      and its Affiliates                    cash collateral. The Board considered           Invesco Aim pursuant to the Fund's
The Board considered various other          the contractual nature of this fee              investment advisory agreement, as well
benefits received by Invesco Aim and its    waiver and noted that it remains in             as the allocation of fees between
affiliates resulting from Invesco Aim's     effect until at least April 30, 2010.           Invesco Aim and the Affiliated
relationship with the Fund, including       The Board concluded that the Fund's             Sub-Advisers pursuant to the
the fees received by Invesco Aim and its    investment of uninvested cash and cash          sub-advisory agreements. The Board noted
affiliates for their provision of           collateral from any securities lending          that the sub-advisory fees have no
administrative, transfer agency and         arrangements in the affiliated money            direct effect on the Fund or its
distribution services to the Fund. The      market funds is in the best interests of        shareholders, as they are paid by
Board considered the performance of         the Fund and its shareholders.                  Invesco Aim to the Affiliated
Invesco Aim and its affiliates in                                                           Sub-Advisers, and that Invesco Aim and
providing these services and the            II. Sub-Advisory Agreements                     the Affiliated Sub-Advisers are
organizational structure employed by           A. Nature, Extent and Quality of             affiliates. After taking account of the
Invesco Aim and its affiliates to                 Services Provided by Affiliated           Fund's contractual sub-advisory fee
provide these services. The Board also            Sub-Advisers                              rate, as well as other relevant factors,
considered that these services are          The Board reviewed the services to be           the Board concluded that the Fund's
provided to the Fund pursuant to written    provided by Invesco Trimark Ltd.,               sub-advisory fees were fair and
contracts which are reviewed and            Invesco Asset Management Deutschland,           reasonable.
approved on an annual basis by the          GmbH, Invesco Asset Management Limited,
Board. The Board concluded that Invesco     Invesco Asset Management (Japan)                   D. Financial Resources of the
Aim and its affiliates were providing       Limited, Invesco Australia Limited,                   Affiliated Sub-Advisers
these services in a satisfactory manner     Invesco Global Asset Management (N.A.),         The Board considered whether each
and in accordance with the terms of         Inc., Invesco Hong Kong Limited, Invesco        Affiliated Sub-Adviser is financially
their contracts, and were qualified to      Institutional (N.A.), Inc. and Invesco          sound and has the resources necessary to
continue to provide these services to       Senior Secured Management, Inc.                 perform its obligations under its
the Fund.                                   (collectively, the "Affiliated                  respective sub-advisory agreement, and
   The Board considered the benefits        Sub-Advisers") under the sub-advisory           concluded that each Affiliated
realized by Invesco Aim as a result of      agreements and the credentials and              Sub-Adviser has the financial resources
portfolio brokerage transactions            experience of the officers and employees        necessary to fulfill these obligations.
executed through "soft dollar"              of the Affiliated Sub-Advisers who will
arrangements. Under these arrangements,     provide these services. The Board
portfolio brokerage commissions paid by     concluded that the nature, extent
the Fund and/or other funds advised by
Invesco

AIM V.I. CORE EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Core Equity Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                         VOTES           WITHHELD/
                                                                    VOTES FOR           AGAINST         ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote..........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .................................    67,375,880         2,746,844          3,323,663



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. CORE EQUITY FUND

[INVESCO AIM LOGO]             AIM V.I. DIVERSIFIED INCOME FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com



The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges.
If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                   -2.31%
Series II Shares                                                                  -2.45
Lehman Brothers U.S. Aggregate Bond Index(TRIANGLE) (Broad Market Index)           1.13
Lehman Brothers U.S. Credit Index(TRIANGLE)  (Style-Specific Index)               -0.48
Lipper VUF Corporate Debt BBB-Rated Funds Index(TRIANGLE) (Peer Group Index)       0.05

(TRIANGLE)Lipper Inc.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.
   The LEHMAN BROTHERS U.S. CREDIT INDEX is an unmanaged index that consists of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
   The LIPPER VUF CORPORATE DEBT BBB-RATED FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper
Corporate Debt BBB-Rated Funds category. These funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 HIGHER. PLEASE CONTACT YOUR VARIABLE         SHARES OF THE FUND DIRECTLY. PERFORMANCE
As of 6/30/08                                PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      FIGURES GIVEN REPRESENT THE FUND AND ARE
                                             THE MOST RECENT MONTH-END VARIABLE PRODUCT   NOT INTENDED TO REFLECT ACTUAL VARIABLE
SERIES I SHARES                              PERFORMANCE. PERFORMANCE FIGURES REFLECT     PRODUCT VALUES. THEY DO NOT REFLECT SALES
Inception (5/5/93)                    4.40%  FUND EXPENSES, REINVESTED DISTRIBUTIONS      CHARGES, EXPENSES AND FEES ASSESSED IN
 10 Years                             2.47   AND CHANGES IN NET ASSET VALUE. INVESTMENT   CONNECTION WITH A VARIABLE PRODUCT. SALES
  5 Years                             2.52   RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    CHARGES, EXPENSES AND FEES, WHICH ARE
  1 Year                             -1.93   SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     DETERMINED BY THE VARIABLE PRODUCT
                                             YOU SELL SHARES.                             ISSUERS, WILL VARY AND WILL LOWER THE
SERIES II SHARES                                THE NET ANNUAL FUND OPERATING EXPENSE     TOTAL RETURN.
 10 Years                             2.21%  RATIO SET FORTH IN THE MOST RECENT FUND         THE MOST RECENT MONTH-END PERFORMANCE
  5 Years                             2.25   PROSPECTUS AS OF THE DATE OF THIS REPORT     DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
  1 Year                             -2.17   FOR SERIES I AND SERIES II SHARES WAS        PRODUCT CHARGES, IS AVAILABLE ON THE
==========================================   0.75% AND 1.00%, RESPECTIVELY.(1) THE        INVESCO AIM AUTOMATED INFORMATION LINE,
                                             TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    866 702 4402. AS MENTIONED ABOVE, FOR THE
SERIES II SHARES' INCEPTION DATE IS MARCH    SET FORTH IN THE MOST RECENT FUND            MOST RECENT MONTH-END PERFORMANCE
14, 2002. RETURNS SINCE THAT DATE ARE        PROSPECTUS AS OF THE DATE OF THIS REPORT     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
HISTORICAL. ALL OTHER RETURNS ARE THE        FOR SERIES I AND SERIES II SHARES WAS        CONTACT YOUR VARIABLE PRODUCT ISSUER OR
BLENDED RETURNS OF THE HISTORICAL            1.17% AND 1.42%, RESPECTIVELY. THE EXPENSE   FINANCIAL ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE        RATIOS PRESENTED ABOVE MAY VARY FROM THE        HAD THE ADVISOR NOT WAIVED FEES AND/OR
THEIR INCEPTION AND THE RESTATED             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   REIMBURSED EXPENSES, PERFORMANCE WOULD
HISTORICAL PERFORMANCE OF SERIES I SHARES    OF THIS REPORT THAT ARE BASED ON EXPENSES    HAVE BEEN LOWER.
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    INCURRED DURING THE PERIOD COVERED BY THIS
II SHARES) ADJUSTED TO REFLECT THE RULE      REPORT.                                      (1) Total annual operating expenses less
12B-1 FEES APPLICABLE TO SERIES II SHARES.      AIM V.I. DIVERSIFIED INCOME FUND, A          any contractual fee waivers and/or
THE INCEPTION DATE OF SERIES I SHARES IS     SERIES PORTFOLIO OF AIM VARIABLE INSURANCE      expense reimbursements by the advisor
MAY 5, 1993. THE PERFORMANCE OF THE FUND'S   FUNDS, IS CURRENTLY OFFERED THROUGH             in effect through at least April 30,
SERIES I AND SERIES II SHARE CLASSES WILL    INSURANCE COMPANIES ISSUING VARIABLE            2010. See current prospectus for more
DIFFER PRIMARILY DUE TO DIFFERENT CLASS      PRODUCTS. YOU CANNOT PURCHASE                   information.
EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR

AIM V.I. DIVERSIFIED INCOME FUND

PORTFOLIO COMPOSITION

By industry, based on Total Investments
as of June 30, 2008



-------------------------------------------------------------------------
Other Diversified Financial Services                                 17.9%
-------------------------------------------------------------------------
Diversified Banks                                                     9.9
-------------------------------------------------------------------------
Property & Casualty Insurance                                         7.8
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                  6.6
-------------------------------------------------------------------------
Broadcasting & Cable TV                                               4.6
-------------------------------------------------------------------------
Integrated Telecommunication Services                                 3.9
-------------------------------------------------------------------------
Regional Banks                                                        3.8
-------------------------------------------------------------------------
Wireless Telecommunication Services                                   3.8
-------------------------------------------------------------------------
U.S. Treasury Notes                                                   3.4
-------------------------------------------------------------------------
Investment Banking & Brokerage                                        3.3
-------------------------------------------------------------------------
Industries each less than 3% of Total Net Assets                     42.2
-------------------------------------------------------------------------
Other Assets Less Liabilities                                        (7.2)
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

BONDS & NOTES-79.88%

AEROSPACE & DEFENSE-0.88%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec. Pass
  Through Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13(b)(c)(d)                                  $  281,031    $   288,746
==============================================================================


AIRLINES-0.51%

Southwest Airlines Co.,
  Sr. Unsec. Bonds,
  7.38%, 03/01/27(c)                                    190,000        167,806
==============================================================================


ALTERNATIVE CARRIERS-0.17%

Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14(c)                                     60,000         54,900
==============================================================================


ALUMINUM-0.59%

Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15(c)                                    205,000        193,725
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.79%

Bank of New York Institutional Capital Trust-
  Series A, Jr. Sub. Trust Pfd. Capital
  Securities, 7.78%, 12/01/26(c)(d)                     250,000        260,283
==============================================================================


BROADCASTING & CABLE TV-4.48%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(c)                                    440,000        535,603
------------------------------------------------------------------------------
Comcast Corp.,
  Unsec. Gtd. Unsub. Global Notes,
  6.40%, 05/15/38(c)                                     80,000         74,417
------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes,
  5.70%, 05/15/18(c)                                    120,000        114,481
------------------------------------------------------------------------------
Comcast Holdings Corp.,
  Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(c)                                   485,000        563,274
------------------------------------------------------------------------------
Cox Enterprises, Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(c)(d)                                 120,000        126,731
------------------------------------------------------------------------------
CSC Holdings, Inc.-
  Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11(c)                                     55,000         54,175
==============================================================================
                                                                     1,468,681
==============================================================================


CONSUMER FINANCE-2.87%

American Express Credit Corp., Series C,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.88%, 05/27/10(c)(e)                                  70,000         70,036
------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  5.88%, 05/02/13(c)                                    105,000        104,649
------------------------------------------------------------------------------
Capital One Capital III,
  Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(c)                                    260,000        216,240
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
  8.00%, 12/15/16(c)                                 $  230,000    $   170,057
------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  2.88%, 03/16/09(c)(d)(e)                              400,000        380,629
==============================================================================
                                                                       941,611
==============================================================================


DEPARTMENT STORES-1.19%

Macys Retail Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  6.30%, 04/01/09(c)                                    390,000        390,179
==============================================================================


DISTILLERS & VINTNERS-0.12%

Constellation Brands Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 05/15/17(c)                                     40,000         37,900
==============================================================================


DIVERSIFIED BANKS-9.92%

Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29(c)(d)                                 400,000        438,680
------------------------------------------------------------------------------
BankAmerica Institutional-Series A,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.07%, 12/31/26(c)(d)                                 200,000        206,178
------------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain),
  Jr. Unsec. Gtd. Sub. Notes,
  5.92%(c)(f)                                           250,000        205,123
------------------------------------------------------------------------------
Centura Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(c)(d)                                 500,000        516,060
------------------------------------------------------------------------------
First Empire Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.23%, 02/01/27(c)                                    260,000        262,064
------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-
  Series 1, Unsec. Sub. Floating Rate Euro Notes,
  3.50%(c)(e)(f)                                        180,000        118,058
------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands),
  Jr. Unsec. Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(f)                                           100,000        100,217
------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  5.56%, 08/29/87 (Acquired 02/24/04; Cost
  $171,200)(e)(g)                                       200,000        129,000
------------------------------------------------------------------------------
National Westminster Bank PLC (United Kingdom)-
  Series B, Unsec. Sub. Floating Rate Euro Notes,
  3.25%(c)(e)(f)                                        280,000        183,400
------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg),
  Euro Notes,
  6.50%, 08/11/08(c)                                    110,000        109,969
------------------------------------------------------------------------------
RBS Capital Trust III,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Global Notes,
  5.51%(c)(f)                                           120,000        103,074
------------------------------------------------------------------------------
Sovereign Bancorp Inc.,
  Sr. Unsec. Floating Rate Global Notes,
  2.96%, 03/01/09(c)(e)                                 110,000        105,791
------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan),
  Sub. Second Tier Euro Notes,
  8.15%(c)(f)                                           280,000        281,809
------------------------------------------------------------------------------
U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Notes,
  5.92%, 05/25/12(c)                                    219,953        230,341
------------------------------------------------------------------------------
Wachovia Capital Trust V,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  7.97%, 06/01/27(c)(d)                                 260,000        262,889
==============================================================================
                                                                     3,252,653
==============================================================================


DIVERSIFIED CAPITAL MARKETS-0.87%

Credit Suisse New York (Switzerland),
  Sr. Unsec. Medium Term Notes,
  5.00%, 05/15/13(c)                                    190,000        187,439
------------------------------------------------------------------------------
UBS A.G. (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18(c)                                    100,000         97,773
==============================================================================
                                                                       285,212
==============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.16%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(c)(d)                                 400,000        337,804
------------------------------------------------------------------------------
GEO Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13(c)                                     40,000         41,000
==============================================================================
                                                                       378,804
==============================================================================


DIVERSIFIED METALS & MINING-0.15%

Reynolds Metals Co.,
  Sr. Unsec. Unsub. Medium-Term Notes,
  7.00%, 05/15/09(c)                                     47,000         48,138
==============================================================================


ELECTRIC UTILITIES-0.92%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(c)                                     80,000         75,400
------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(c)(d)                                 122,340        117,140
------------------------------------------------------------------------------
Westar Energy, Inc.,
  Sr. Sec. First Mortgage Notes,
  7.13%, 08/01/09(c)                                    105,000        107,874
==============================================================================
                                                                       300,414
==============================================================================


GENERAL MERCHANDISE STORES-0.17%

Pantry, Inc. (The),
  Sr. Gtd. Sub. Global Notes,
  7.75%, 02/15/14(c)                                     75,000         57,000
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
HEALTH CARE SERVICES-0.58%

Orlando Lutheran Towers Inc.,
  Bonds,
     7.75%, 07/01/11(c)                              $   70,000    $    69,843
------------------------------------------------------------------------------
     8.00%, 07/01/17 (Acquired 06/13/07; Cost
     $125,000)(g)                                       125,000        121,438
==============================================================================
                                                                       191,281
==============================================================================


HOMEBUILDING-1.20%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
     8.00%, 02/01/09(c)                                 200,000        200,750
------------------------------------------------------------------------------
     7.88%, 08/15/11(c)                                 200,000        193,000
==============================================================================
                                                                       393,750
==============================================================================


INDUSTRIAL CONGLOMERATES-0.22%

General Electric Capital Corp.,
  Sr. Unsec. Medium-Term Global Notes,
  5.88%, 01/14/38(c)                                     80,000         72,719
==============================================================================


INTEGRATED OIL & GAS-1.65%

Husky Oil Ltd. (Canada),
  Unsec. Sub. Yankee Capital Securities,
  8.90%, 08/15/28(c)                                    540,000        542,490
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.89%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.40%, 05/15/38(c)                                    130,000        125,004
------------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Unsub. Notes,
  7.08%, 06/01/16(c)                                    150,000        143,278
------------------------------------------------------------------------------
Pacific Bell Telephone Co.,
  Sr. Unsec. Gtd. Bonds,
  7.38%, 07/15/43(c)                                    380,000        390,925
------------------------------------------------------------------------------
Southwestern Bell Telephone L.P.,
  Sr. Unsec. Gtd. Unsub. Deb.,
  7.20%, 10/15/26(c)                                    180,000        182,297
------------------------------------------------------------------------------
Verizon Florida Inc.-
  Series F, Sr. Unsec. Deb.,
  6.13%, 01/15/13(c)                                    150,000        151,531
------------------------------------------------------------------------------
Verizon New York Inc.,
  Sr. Unsec. Bonds,
  7.00%, 12/01/33(c)                                    180,000        178,483
------------------------------------------------------------------------------
Verizon Virginia Inc.-
  Series A, Sr. Unsec. Global Bonds,
  4.63%, 03/15/13(c)                                    108,000        105,147
==============================================================================
                                                                     1,276,665
==============================================================================


INTERNET RETAIL-1.17%

Expedia, Inc.,
  Sr. Unsec. Gtd. Putable Global Notes,
  7.46%, 08/15/13(c)                                    400,000        382,000
==============================================================================


INVESTMENT BANKING & BROKERAGE-3.34%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes,
  3.22%, 07/19/10(c)(e)                                 260,000        255,798
------------------------------------------------------------------------------
Dryden Investor Trust,
  Bonds,
  7.16%, 07/23/08(c)(d)                                  25,680         25,702
------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
  Sr. Unsec. Global Notes,
  6.15%, 04/01/18(c)                                     55,000         53,573
------------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37(c)                                    140,000        130,133
------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes,
  6.45%, 06/08/27(c)                                    400,000        314,252
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Sr. Floating Rate Medium-Term
  Notes,
  2.53%, 11/24/08(c)(e)                                  50,000         49,276
------------------------------------------------------------------------------
Merrill Lynch & Co Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18(c)                                    155,000        147,606
------------------------------------------------------------------------------
Morgan Stanley-
  Series F, Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17(c)                                    130,000        118,971
==============================================================================
                                                                     1,095,311
==============================================================================


LIFE & HEALTH INSURANCE-1.54%

Americo Life Inc.,
  Notes,
  7.88%, 05/01/13(c)(d)                                  95,000         96,655
------------------------------------------------------------------------------
Prudential Financial, Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38(c)                                    130,000        129,168
------------------------------------------------------------------------------
Prudential Holdings, LLC-
  Series B, Sr. Sec. Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23(b)(c)(d)                              260,000        278,197
==============================================================================
                                                                       504,020
==============================================================================


MOVIES & ENTERTAINMENT-2.08%

News America Holdings Inc.,
  Sr. Unsec. Gtd. Deb.,
  7.75%, 12/01/45(c)                                    380,000        412,103
------------------------------------------------------------------------------
Time Warner Cable, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 07/01/18(c)                                     55,000         55,386
------------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(c)                                    240,000        215,930
==============================================================================
                                                                       683,419
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
MULTI-LINE INSURANCE-0.48%

American International Group, Inc.,
  Jr. Sub. Deb.,
  8.18%, 05/15/58(c)(d)                              $   80,000    $    78,513
------------------------------------------------------------------------------
Liberty Mutual Group,
  Jr. Gtd. Sub. Notes,
  10.75%, 06/15/58(c)(d)                                 80,000         78,332
==============================================================================
                                                                       156,845
==============================================================================


MULTI-SECTOR HOLDINGS-0.92%

Capmark Financial Group, Inc.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  3.37%, 05/10/10(c)(e)                                 390,000        300,495
==============================================================================


MULTI-UTILITIES-1.26%

Dominion Capital Trust I,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  7.83%, 12/01/27(c)                                    400,000        413,316
==============================================================================


OFFICE ELECTRONICS-0.27%

Xerox Corp.,
  Sr. Unsec. Notes,
  5.65%, 05/15/13(c)                                     90,000         89,326
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-10.37%

Allstate Life Global Funding Trusts,
  Medium Term Global Notes,
  5.38%, 04/30/13(c)                                    140,000        139,840
------------------------------------------------------------------------------
BankAmerica Capital II-
  Series 2, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.00%, 12/15/26(c)                                    130,000        131,877
------------------------------------------------------------------------------
BankAmerica Capital III,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  3.28%, 01/15/27(c)(e)                                 410,000        325,570
------------------------------------------------------------------------------
Citigroup Inc.,
  Jr. Sub. Notes,
  8.40%(c)(f)                                           135,000        125,425
------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Notes,
     4.75%, 05/01/13(c)                                 115,000        110,834
------------------------------------------------------------------------------
     6.40%, 05/15/38(c)                                 270,000        254,626
------------------------------------------------------------------------------
Lazard Group,
  Sr. Unsec. Global Notes, 6.85%, 06/15/17(c)           210,000        184,525
------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands),
  Notes,
  4.69%, 11/14/08(c)(d)                                 320,000        321,216
------------------------------------------------------------------------------
NB Capital Trust IV,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities,
  8.25%, 04/15/27(c)                                    470,000        473,069
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(c)                                    167,500        171,002
------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
  Sr. Notes,
  9.25%, 03/15/30(c)(d)                                 453,889        510,194
------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands)-
  Class A-1a, Sr. Sec. Floating Rate Notes,
  3.25%, 01/25/36 (Acquired 03/21/05; Cost
  $401,447)(c)(d)(e)(g)                                 401,447        301,737
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.45% (Acquired 12/07/04-04/03/06; Cost
  $130,332)(c)(d)(e)(f)(g)                              130,000          4,778
------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  3.66% (Acquired 11/10/06; Cost
  $220,260)(c)(d)(e)(f)(g)                              220,000          8,085
------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan),
  Unsec. Gtd. Sub. Euro Bonds,
  8.75%(c)(f)                                           250,000        250,307
------------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(c)(d)                                  88,421         85,470
==============================================================================
                                                                     3,398,555
==============================================================================


PACKAGED FOODS & MEATS-0.80%

Kraft Foods Inc.,
  Notes,
     6.13%, 08/23/18(c)                                 135,000        130,820
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
     6.88%, 01/26/39(c)                                 135,000        132,530
==============================================================================
                                                                       263,350
==============================================================================


PAPER PRODUCTS-0.63%

International Paper Co.,
  Sr. Unsec. Unsub. Notes,
  5.13%, 11/15/12(c)                                     80,000         73,734
------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(c)                                    140,000        132,300
==============================================================================
                                                                       206,034
==============================================================================


PROPERTY & CASUALTY INSURANCE-7.85%

Chubb Corp.,
  Sr. Notes,
  5.75%, 05/15/18(c)                                     50,000         48,521
------------------------------------------------------------------------------
  Series 1, Sr. Notes,
  6.50%, 05/15/38(c)                                     50,000         48,717
------------------------------------------------------------------------------
First American Capital Trust I,
  Gtd. Trust Pfd. Capital Securities,
  8.50%, 04/15/12(c)                                    790,000        764,388
------------------------------------------------------------------------------
North Front Pass-Through Trust,
  Sec. Pass Through Ctfs.,
  5.81%, 12/15/24(c)(d)                                 350,000        325,262
------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec. Gtd.
  Bonds,
  8.00%, 09/15/34(c)(d)                                 330,000        289,833
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

Oil Insurance Ltd.,
  Notes,
  7.56%(c)(d)(f)                                     $  870,000    $   755,499
------------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia),
  Gtd. Sub. Bonds,
  6.80%(c)(d)(f)                                        400,000        342,060
==============================================================================
                                                                     2,574,280
==============================================================================


REGIONAL BANKS-3.78%

Cullen/Frost Capital Trust I,
  Jr. Unsec. Gtd. Sub. Floating Rate Deb.,
  4.23%, 03/01/34(c)(e)                                 600,000        559,308
------------------------------------------------------------------------------
PNC Capital Trust C,
  Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  3.25%, 06/01/28(c)(e)                                 100,000         83,538
------------------------------------------------------------------------------
Silicon Valley Bank,
  Unsec. Sub. Notes,
  6.05%, 06/01/17(c)                                    480,000        422,241
------------------------------------------------------------------------------
TCF National Bank,
  Sub. Notes,
  5.00%, 06/15/14(c)                                    175,000        175,030
==============================================================================
                                                                     1,240,117
==============================================================================


REINSURANCE-0.27%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-11/03/05;
  Cost $493,840)(c)(d)(g)                               500,000         87,500
==============================================================================


SEMICONDUCTORS-0.24%

Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11(c)                                    80,000         79,800
==============================================================================


SPECIALIZED REIT'S-1.38%

HCP, Inc.,
  Sr. Unsec. Floating Rate Medium-Term Notes,
  3.23%, 09/15/08(c)(e)                                 165,000        164,424
------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes,
  6.70%, 01/30/18(c)                                    140,000        126,088
------------------------------------------------------------------------------
Health Care REIT Inc.,
  Sr. Unsec. Notes,
  5.88%, 05/15/15(c)                                    175,000        160,358
==============================================================================
                                                                       450,870
==============================================================================


SPECIALTY CHEMICALS-0.59%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
     5.63%, 05/01/12(c)                                 100,000         98,471
------------------------------------------------------------------------------
     6.05%, 05/01/17(c)                                 100,000         94,299
==============================================================================
                                                                       192,770
==============================================================================


STEEL-0.65%

United States Steel Corp.,
  Sr. Unsec. Unsub. Notes,
     6.05%, 06/01/17(c)                                 150,000        140,545
------------------------------------------------------------------------------
     6.65%, 06/01/37(c)                                  80,000         72,137
==============================================================================
                                                                       212,682
==============================================================================


THRIFTS & MORTGAGE FINANCE-1.99%

Countrywide Financial Corp.,
  Unsec. Gtd. Unsub. Floating Rate Medium-Term
  Notes,
  2.87%, 01/05/09(c)(e)                                 260,000        255,125
------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12(c)                                    160,000        151,200
------------------------------------------------------------------------------
  Series B, Sr. Unsec. Gtd. Floating Rate Putable
  Global Notes,
     0.43%, 05/15/09(c)                                 260,000        245,388
==============================================================================
                                                                       651,713
==============================================================================


TOBACCO-0.57%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18(c)                                    190,000        185,457
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-1.52%

United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(c)                                     80,000         72,500
------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom),
  Sr. Unsec. Unsub. Notes,
  7.38%, 12/15/28(c)(d)                                 375,000        425,888
==============================================================================
                                                                       498,388
==============================================================================


TRUCKING-2.78%

Roadway Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                                    910,000        912,757
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.07%

Alamosa Delaware Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 01/31/12(c)                                    190,000        188,795
------------------------------------------------------------------------------
Nextel Communications, Inc.-
  Series D, Sr. Unsec. Gtd. Notes,
  7.38%, 08/01/15(c)                                    710,000        591,913
------------------------------------------------------------------------------
Sprint Nextel Corp.,
  Sr. Unsec. Bonds,
  9.25%, 04/15/22(c)                                    235,000        226,157
==============================================================================
                                                                     1,006,865
==============================================================================
     Total Bonds & Notes (Cost $29,031,488)                         26,188,827
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-6.60%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-1.33%

8.50%, 03/01/10(c)                                   $       84    $        87
------------------------------------------------------------------------------
6.50%, 05/01/16 to 08/01/32(c)                           21,616         22,486
------------------------------------------------------------------------------
6.00%, 05/01/17 to 11/01/33(c)                          212,032        215,837
------------------------------------------------------------------------------
5.50%, 09/01/17(c)                                       73,798         74,802
------------------------------------------------------------------------------
7.00%, 08/01/21(c)                                      115,969        122,466
==============================================================================
                                                                       435,678
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-4.66%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32(c)                         42,580         44,938
------------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(c)(h)                     138,567        144,043
------------------------------------------------------------------------------
  5.00%, 11/01/18(c)                                     69,524         69,447
------------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(c)                         99,556        107,548
------------------------------------------------------------------------------
  8.00%, 04/01/32(c)                                      6,177          6,683
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/23(c)(i)                                 270,000        271,814
------------------------------------------------------------------------------
  6.00%, 07/01/23(c)(i)                                 360,000        369,056
------------------------------------------------------------------------------
  6.50%, 07/01/38(c)(i)                                 499,000        513,736
==============================================================================
                                                                     1,527,265
==============================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.61%

Pass Through Ctfs.,
  7.50%, 06/15/23(c)                                     15,444         16,625
------------------------------------------------------------------------------
  8.50%, 11/15/24(c)                                     12,625         13,955
------------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(c)                          4,233          4,508
------------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(c)                         30,826         32,013
------------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(c)                         46,967         47,890
------------------------------------------------------------------------------
  5.50%, 02/15/34(c)(h)                                  85,996         85,873
==============================================================================
                                                                       200,864
==============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $2,160,657)                           2,163,807
==============================================================================


                                                       SHARES

PREFERRED STOCKS-6.12%

OFFICE SERVICES & SUPPLIES-2.38%

Pitney Bowes International Holdings Inc.-Series D,
  4.85% Pfd.(c)(d)                                            8        781,010
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-2.97%

Auction Pass Through Trust-Series 2007-T2, Class
  A, 7.78% Pfd. (Acquired 12/14/07; Cost
  $975,000)(d)(g)                                            13        975,006
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.77%

Telephone & Data Systems, Inc.-Series A
  7.60% Pfd.(j)                                          12,000        250,560
==============================================================================
     Total Preferred Stocks (Cost $2,053,774)                        2,006,576
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-4.89%

COLLATERALIZED MORTGAGE OBLIGATIONS-0.33%

Federal Home Loan Bank-
  Series TQ-2015, Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(c)                                 $  106,745    $   106,966
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.56%

Citicorp Lease Pass-Through Trust-
  Series 1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(c)(d)                                 675,000        701,428
------------------------------------------------------------------------------
Patron's Legacy 2004-1-LILACS-1-Series A,
  Ctfs.,
  6.67%, 05/04/18 (Acquired 04/30/04; Cost
  $944,341)(d)(g)                                       944,341        794,191
==============================================================================
                                                                     1,495,619
==============================================================================
     Total Asset-Backed Securities (Cost
       $1,815,236)                                                   1,602,585
==============================================================================



U.S. TREASURY SECURITIES-3.61%

U.S. TREASURY BILLS-0.23%

1.60%, 10/23/08(c)(h)                                    75,000         74,569
==============================================================================


U.S. TREASURY NOTES-3.38%

4.88%, 10/31/08(c)                                    1,100,000      1,110,230
==============================================================================
     Total U.S. Treasury Securities (Cost
       $1,185,074)                                                   1,184,799
==============================================================================



MUNICIPAL OBLIGATIONS-3.47%

Blount (County of), Tennessee
  Health & Educational Facilities Board (Asbury
  Inc.); Series 2007 B, Ref. Taxable RB,
  7.50%, 04/01/09(c)                                     30,000         29,996
------------------------------------------------------------------------------
Denver (City & County of) Colorado;
  Series 2000 C, Ref. Airport VRD RB, (INS-MBIA
  Insurance Corp.)
  10.00%, 11/15/25(b)(k)(l)(m)                          300,000        300,000
------------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital Improvement
  Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(b)(c)                                 130,000        115,392
------------------------------------------------------------------------------
Florida (State of)
  Development Finance Corp. (Palm Bay Academy
  Inc.); Series 2006 B, Taxable RB,
  7.50%, 05/15/17(c)                                     65,000         63,832
------------------------------------------------------------------------------
Industry (City of), California
  Urban Development Agency (Project No. 3); Series
  2003, Taxable Allocation RB, (INS-MBIA Insurance
  Corp.)
  6.10%, 05/01/24(b)(c)                                 650,000        630,077
==============================================================================
     Total Municipal Obligations (Cost $1,189,020)                   1,139,297
==============================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-2.47%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.93%

Sr. Unsec. Floating Rate Global Notes, 5.12%,
  02/17/09(c)(e)                                        300,000        303,648
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION-1.54%

SLM Corp.,
  Sr. Unsec. Unsub. Floating Rate Medium Term
  Notes,
  2.34%, 03/15/10(c)(e)                              $  200,000    $   175,288
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium Term Notes,
  5.05%, 11/14/14(c)                                    400,000        330,116
==============================================================================
                                                                       505,404
==============================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $853,745)                                      809,052
==============================================================================


                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-0.14%

BROADCASTING & CABLE TV-0.14%

Adelphia Communications Corp., Sr. Notes 10.88%,
  10/01/10(j)                                               900    $     7,987
------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(j)                  87,412          4,589
------------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(j)                        1,279         33,868
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $86,128)                                                   46,444
==============================================================================
TOTAL INVESTMENTS-107.18% (Cost $38,375,122)                        35,141,387
==============================================================================
OTHER ASSETS LESS LIABILITIES-(7.18)%                               (2,355,219)
==============================================================================
NET ASSETS-100.00%                                                 $32,786,168
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
Ref.    - Refunding
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $32,524,748, which represented 99.20% of the Fund's Net Assets. See Note 1A.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $10,201,696, which represented 31.12% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(f)   Perpetual bond with no specified maturity date.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2008 was $2,421,735, which represented 7.39% of the Fund's Net Assets.
(h) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 8.
(i) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(j) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(l)   Security is considered a cash equivalent.
(m)   Security subject to the alternative minimum tax.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $38,375,122)                            $ 35,141,387
------------------------------------------------------
Receivables for:
  Investments sold                              25,000
------------------------------------------------------
  Dividends and Interest                       421,899
------------------------------------------------------
  Principal paydowns                            17,655
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             42,262
------------------------------------------------------
Other assets                                     2,355
======================================================
     Total assets                           35,650,558
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      1,399,211
------------------------------------------------------
  Fund shares reacquired                        58,959
------------------------------------------------------
  Amount due custodian                          78,392
------------------------------------------------------
  Accrued fees to affiliates                    16,367
------------------------------------------------------
  Accrued other operating expenses              44,042
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              49,476
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                 1,079,585
------------------------------------------------------
Premiums received on swap agreements           138,358
======================================================
     Total liabilities                       2,864,390
======================================================
Net assets applicable to shares
  outstanding                             $ 32,786,168
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 51,448,851
------------------------------------------------------
Undistributed net investment income          3,751,892
------------------------------------------------------
Undistributed net realized gain (loss)     (18,208,363)
------------------------------------------------------
Unrealized appreciation (depreciation)      (4,206,212)
======================================================
                                          $ 32,786,168
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $ 32,288,621
______________________________________________________
======================================================
Series II                                 $    497,547
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     4,240,101
______________________________________________________
======================================================
Series II                                       65,932
______________________________________________________
======================================================
Series I:
  Net asset value per share               $       7.62
______________________________________________________
======================================================
Series II:
  Net asset value per share               $       7.55
______________________________________________________
======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                   $ 1,249,025
------------------------------------------------------
Dividends                                       73,642
------------------------------------------------------
Dividends from affiliated money market
  funds                                          2,553
======================================================
     Total investment income                 1,325,220
======================================================


EXPENSES:

Advisory fees                                  107,754
------------------------------------------------------
Administrative services fees                    56,522
------------------------------------------------------
Custodian fees                                  14,829
------------------------------------------------------
Distribution fees -- Series II                     645
------------------------------------------------------
Transfer agent fees                              4,255
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,010
------------------------------------------------------
Professional services fees                      23,847
------------------------------------------------------
Other                                           10,239
======================================================
     Total expenses                            227,101
======================================================
Less: Fees waived and expense offset
  arrangement(s)                               (91,877)
======================================================
     Net expenses                              135,224
======================================================
Net investment income                        1,189,996
______________________________________________________
======================================================



REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains from securities sold to
     affiliates of $25,683)                   (315,928)
------------------------------------------------------
  Foreign currencies                                62
------------------------------------------------------
  Futures contracts                            165,404
------------------------------------------------------
  Swap agreements                              (56,135)
======================================================
                                              (206,597)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (1,607,713)
------------------------------------------------------
  Foreign currencies                                (9)
------------------------------------------------------
  Futures contracts                             89,353
------------------------------------------------------
  Swap agreements                             (376,995)
======================================================
                                            (1,895,364)
======================================================
Net realized and unrealized gain (loss)     (2,101,961)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $  (911,965)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2008           2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $ 1,189,996     $ 2,624,188
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (206,597)       (278,106)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (1,895,364)     (1,542,510)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations          (911,965)        803,572
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --      (2,880,489)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --         (43,745)
======================================================================================================
     Total distributions from net investment income                                 --      (2,924,234)
======================================================================================================
Share transactions-net:
  Series I                                                                  (5,148,908)     (6,318,959)
------------------------------------------------------------------------------------------------------
  Series II                                                                    (95,090)        (74,221)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (5,243,998)     (6,393,180)
======================================================================================================
     Net increase (decrease) in net assets                                  (6,155,963)     (8,513,842)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       38,942,131      47,455,973
======================================================================================================
  End of period (including undistributed net investment income of
     $3,751,892 and $2,561,896, respectively)                              $32,786,168     $38,942,131
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to achieve a high level of current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


AIM V.I. DIVERSIFIED INCOME FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.


AIM V.I. DIVERSIFIED INCOME FUND

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.


AIM V.I. DIVERSIFIED INCOME FUND

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.60%
-------------------------------------------------------------------
Over $250 million                                             0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $90,680.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $31,659 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. DIVERSIFIED INCOME FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN       OTHER
INPUT LEVEL               SECURITIES     INVESTMENTS*
-----------------------------------------------------
Level 1                   $   284,428     $   107,108
-----------------------------------------------------
Level 2                    34,856,959      (1,079,585)
-----------------------------------------------------
Level 3                            --              --
=====================================================
                          $35,141,387     $  (972,477)
_____________________________________________________
=====================================================



* Other investments include futures contracts and swap agreements, which are included at unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $698,150, which resulted in net realized gains of $25,683.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,197.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,545 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.


AIM V.I. DIVERSIFIED INCOME FUND

NOTE 8--FUTURES CONTRACTS


                                        OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF        MONTH/           VALUE        UNREALIZED
CONTRACT                                                 CONTRACTS      COMMITMENT       06/30/08      APPRECIATION
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                  28        Sept-08/Long     $3,189,812       $ 54,546
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                  42        Sept-08/Long      4,854,938         52,562
===================================================================================================================
                                                                                                         $107,108
___________________________________________________________________________________________________________________
===================================================================================================================



NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS


                                   OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------
                                                                                           NOTIONAL       UNREALIZED
                                               BUY/SELL    (PAY)/RECEIVE     EXPIRATION     AMOUNT       APPRECIATION
COUNTERPARTY             REFERENCE ENTITY     PROTECTION     FIXED RATE         DATE        (000)       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers        CDX North America         Sell           0.75%(a)      06/20/12      $7,000         $(480,724)
  Special Financing    Investment Grade
  Inc.                 High Volatility
                       Index
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers        MBIA Inc.                 Sell           1.90%         09/20/08       1,200           (81,688)
  Special Financing
  Inc.
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers        Residential Capital,      Sell           2.75%         09/20/08         125            (5,762)
  Special Financing    LLC
  Inc.
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers        Residential Capital,      Sell           6.80%         09/20/08         200            (7,391)
  Special Financing    LLC
  Inc.
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          AMBAC Financial           Sell           2.30%         12/20/08         470           (66,748)
  International        Group, Inc.
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          AMBAC Financial           Sell           6.75%         12/20/08         230           (28,282)
  International        Group, Inc
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          Assured Guaranty          Sell           5.00%         03/20/09         235           (12,027)
  International        Corp.
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          CIT Group Inc.            Sell           2.40%         09/20/08         230            (3,954)
  International
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          CIT Group Inc.            Sell           2.50%         09/20/08         100            (1,696)
  International
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          Lehman Brothers           Sell           0.90%         09/20/08         430            (3,492)
  International        Holdings Inc.
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.   CDX North America         Sell           1.40%(b)      12/20/12       4,000          (316,247)
  International PLC    Investment Grade
                       High Volatility
                       Index
-----------------------------------------------------------------------------------------------------------------------
UBS AG                 AMBAC Financial           Sell           5.10%         12/20/08         230           (29,907)
                       Group, Inc.
-----------------------------------------------------------------------------------------------------------------------
UBS AG                 AMBAC Financial           Sell          11.00%         12/20/08         410           (42,957)
                       Group, Inc.
-----------------------------------------------------------------------------------------------------------------------
UBS AG                 Pulte Homes, Inc.         Sell           4.20%         12/20/08         470              1,290
=======================================================================================================================
  Total Credit Default Swap Agreements                                                     $15,330       $(1,079,585)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a)  Unamortized premium at period-end of $148,214.
(b)  Unamortized discount at period-end of $9,856.

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


AIM V.I. DIVERSIFIED INCOME FUND

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2008                                                                  $ 4,437,761
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                    6,105,069
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    6,879,053
-----------------------------------------------------------------------------------------------
December 31, 2014                                                                      341,884
-----------------------------------------------------------------------------------------------
December 31, 2015                                                                      214,781
===============================================================================================
Total capital loss carryforward                                                    $17,978,548
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $7,228,485 and $12,455,313, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,182,255 and $1,060,000. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $    94,346
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (3,330,800)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(3,236,454)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $38,377,841.


NOTE 12--SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                       JUNE 30,                     DECEMBER 31,
                                                                        2008(a)                         2007
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
Series I                                                        144,616     $ 1,118,131        731,982     $  6,147,850
-----------------------------------------------------------------------------------------------------------------------
Series II                                                            74             563          6,451           53,596
=======================================================================================================================
Issued as reinvestment of dividends:
Series I                                                             --              --        370,719        2,880,489
-----------------------------------------------------------------------------------------------------------------------
Series II                                                            --              --          5,674           43,745
=======================================================================================================================
Reacquired:
Series I                                                       (819,606)     (6,267,039)    (1,834,796)     (15,347,298)
-----------------------------------------------------------------------------------------------------------------------
Series II                                                       (12,409)        (95,653)       (20,652)        (171,562)
=======================================================================================================================
                                                               (687,325)    $(5,243,998)      (740,622)    $ (6,393,180)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 13--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


AIM V.I. DIVERSIFIED INCOME FUND

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  7.80         $  8.28     $  8.43     $  8.74     $  8.82     $  8.60
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                              0.25            0.51        0.46        0.40        0.36        0.42
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (0.43)          (0.37)      (0.08)      (0.15)       0.08        0.37
============================================================================================================================
     Total from investment operations                  (0.18)           0.14        0.38        0.25        0.44        0.79
============================================================================================================================
Less dividends from net investment income                 --           (0.62)      (0.53)      (0.56)      (0.52)      (0.57)
============================================================================================================================
Net asset value, end of period                       $  7.62         $  7.80     $  8.28     $  8.43     $  8.74     $  8.82
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (2.31)%          1.72%       4.48%       2.90%       5.03%       9.24%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $32,289         $38,336     $46,743     $55,065     $65,069     $71,860
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.76%(c)        0.75%       0.75%       0.89%       1.01%       0.95%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.26%(c)        1.17%       1.10%       1.08%       1.01%       0.95%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                6.62%(c)        6.04%       5.47%       4.54%       4.01%       4.71%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                25%             67%         78%         92%        113%        153%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $35,596,538.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                       JUNE 30,         --------------------------------------------------
                                                         2008            2007       2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 7.74          $ 8.21     $ 8.36     $ 8.67     $ 8.78     $ 8.58
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                0.24            0.48       0.44       0.38       0.33       0.40
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (0.43)          (0.36)     (0.09)     (0.15)      0.08       0.37
==========================================================================================================================
     Total from investment operations                    (0.19)           0.12       0.35       0.23       0.41       0.77
==========================================================================================================================
Less dividends from net investment income                   --           (0.59)     (0.50)     (0.54)     (0.52)     (0.57)
==========================================================================================================================
Net asset value, end of period                          $ 7.55          $ 7.74     $ 8.21     $ 8.36     $ 8.67     $ 8.78
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                          (2.45)%          1.51%      4.17%      2.67%      4.69%      9.02%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $  498          $  606     $  713     $  902     $  980     $  762
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.01%(c)        1.00%      1.00%      1.14%      1.26%      1.20%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.51%(c)        1.42%      1.35%      1.33%      1.26%      1.20%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                  6.37%(c)        5.79%      5.22%      4.29%      3.76%      4.46%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                                  25%             67%        78%        92%       113%       153%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $518,696.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


AIM V.I. DIVERSIFIED INCOME FUND

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. DIVERSIFIED INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $976.90        $3.74       $1,021.08       $3.82        0.76%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        975.50         4.96        1,019.84        5.07        1.01
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Diversified Income Fund (the Fund)      (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of their assigned funds. During     particular factor that was controlling.      investment advisory agreement. In
the contract                                 Each Trustee may have evaluated the          addition, based on their ongoing meetings
                                             information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. DIVERSIFIED INCOME FUND

managers, the Board concluded that these     Board also concluded that it would be        of the Fund. The Board considered the
individuals are competent and able to        appropriate for the Board to continue to     contractual nature of this fee waiver and
continue to carry out their                  monitor more closely the performance of      noted that it remains in effect until at
responsibilities under the Fund's            the Fund. Although the independent written   least April 30, 2010. The Board also
investment advisory agreement.               evaluation of the Fund's Senior Officer      considered the effect this expense
   In determining whether to continue the    only considered Fund performance through     limitation would have on the Fund's
Fund's investment advisory agreement, the    the most recent calendar year, the Board     estimated total expenses.
Board considered the prior relationship      also reviewed more recent Fund performance      After taking account of the Fund's
between Invesco Aim and the Fund, as well    and this review did not change their         contractual advisory fee rate, as well as
as the Board's knowledge of Invesco Aim's    conclusions.                                 the comparative advisory fee information
operations, and concluded that it was                                                     and the expense limitation discussed
beneficial to maintain the current              C. Advisory Fees and Fee Waivers          above, the Board concluded that the Fund's
relationship, in part, because of such       The Board compared the Fund's contractual    advisory fees were fair and reasonable.
knowledge. The Board also considered the     advisory fee rate to the contractual
steps that Invesco Aim and its affiliates    advisory fee rates of funds in the Fund's       D. Economies of Scale and Breakpoints
have taken over the last several years to    Lipper expense group that are not managed       The Board considered the extent to
improve the quality and efficiency of the    by Invesco Aim, at a common asset level      which there are economies of scale in
services they provide to the AIM Funds in    and as of the end of the past calendar       Invesco Aim's provision of advisory
the areas of investment performance,         year. The Board noted that the Fund's        services to the Fund. The Board also
product line diversification,                contractual advisory fee rate was above      considered whether the Fund benefits from
distribution, fund operations, shareholder   the median contractual advisory fee rate     such economies of scale through
services and compliance. The Board           of funds in its expense group. The Board     contractual breakpoints in the Fund's
concluded that the quality and efficiency    also reviewed the methodology used by        advisory fee schedule or through advisory
of the services Invesco Aim and its          Lipper in determining contractual fee        fee waivers or expense limitations. The
affiliates provide to the AIM Funds in       rates.                                       Board noted that the Fund's contractual
each of these areas have generally              The Board also compared the Fund's        advisory fee schedule includes one
improved, and support the Board's approval   effective fee rate (the advisory fee after   breakpoint but that, due to the Fund's
of the continuance of the Fund's             any advisory fee waivers and before any      asset level at the end of the past
investment advisory agreement.               expense limitations/waivers) to the          calendar year and the way in which the
                                             advisory fee rates of other clients of       breakpoint has been structured, the Fund
   B. Fund Performance                       Invesco Aim and its affiliates with          has yet to benefit from the breakpoint.
The Board compared the Fund's performance    investment strategies comparable to those    Based on this information, the Board
during the past one, three and five          of the Fund, including two mutual funds      concluded that the Fund's advisory fees
calendar years to the performance of funds   advised by Invesco Aim. The Board noted      would reflect economies of scale at higher
in the Fund's performance group that are     that the Fund's rate was above the rates     asset levels. The Board also noted that
not managed by Invesco Aim, and against      for the two mutual funds, one of which is    the Fund shares directly in economies of
the performance of all funds in the Lipper   used in wrap fee and other similar           scale through lower fees charged by third
Variable Annuity Underlying Funds -          programs and for which Invesco Aim has       party service providers based on the
Corporate Debt BBB-Rated Index. The Board    irrevocably waived its advisory fee.         combined size of all of the AIM Funds and
also reviewed the criteria used by Invesco      Additionally, the Board compared the      affiliates.
Aim to identify the funds in the Fund's      Fund's effective fee rate to the total
performance group. The Board noted that      advisory fees paid by numerous separately       E. Profitability and Financial
the Fund's performance was in the fifth      managed accounts/wrap accounts advised by          Resources of Invesco Aim
quintile of its performance group for the    an Invesco Aim affiliate. The Board noted    The Board reviewed information from
one, three and five year periods (the        that the Fund's rate was generally above     Invesco Aim concerning the costs of the
first quintile being the best performing     the rates for the separately managed         advisory and other services that Invesco
funds and the fifth quintile being the       accounts/wrap accounts. The Board            Aim and its affiliates provide to the Fund
worst performing funds). The Board noted     considered that management of the            and the profitability of Invesco Aim and
that the Fund's performance was below the    separately managed accounts/wrap accounts    its affiliates in providing these
performance of the Index for the one,        by the Invesco Aim affiliate involves        services. The Board also reviewed
three and five year periods. The Board       different levels of services and different   information concerning the financial
noted that Invesco Aim acknowledges the      operational and regulatory requirements      condition of Invesco Aim and its
Fund's underperformance because of shorter   than Invesco Aim's management of the Fund.   affiliates. The Board also reviewed with
term performance results and continues to    The Board concluded that these differences   Invesco Aim the methodology used to
monitor the Fund. The Board also             are appropriately reflected in the fee       prepare the profitability information. The
considered the steps Invesco Aim has taken   structure for the Fund.                      Board considered the overall profitability
over the last several years to improve the      The Board noted that Invesco Aim has      of Invesco Aim, as well as the
quality and efficiency of the services       contractually agreed to waive fees and/or    profitability of Invesco Aim in connection
that Invesco Aim provides to the AIM         limit expenses of the Fund through at        with managing the Fund. The Board noted
Funds. The Board concluded that Invesco      least April 30, 2010 in an amount            that Invesco Aim continues to operate at a
Aim continues to be responsive to the        necessary to limit total annual operating    net profit, although increased expenses in
Board's focus on fund performance.           expenses to a specified percentage of        recent years have reduced the
However, due to the Fund's                   average daily net assets for each class      profitability of Invesco Aim and its
underperformance, the                                                                     affiliates. The Board concluded that the
                                                                                          Fund's fees were fair and reason-

                                                                                                                           continued

AIM V.I. DIVERSIFIED INCOME FUND

able, and that the level of profits          execution services. The Board noted that     services. The Board concluded that the
realized by Invesco Aim and its affiliates   soft dollar arrangements shift the payment   nature, extent and quality of the services
from providing services to the Fund was      obligation for the research and execution    to be provided by the Affiliated
not excessive in light of the nature,        services from Invesco Aim to the funds and   Sub-Advisers were appropriate. The Board
quality and extent of the services           therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
provided. The Board considered whether       expenses. The Board also noted that          which have offices and personnel that are
Invesco Aim is financially sound and has     research obtained through soft dollar        geographically dispersed in financial
the resources necessary to perform its       arrangements may be used by Invesco Aim in   centers around the world, have been formed
obligations under the Fund's investment      making investment decisions for the Fund     in part for the purpose of researching and
advisory agreement, and concluded that       and may therefore benefit Fund               compiling information and making
Invesco Aim has the financial resources      shareholders. The Board concluded that       recommendations on the markets and
necessary to fulfill these obligations.      Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
The Board noted that, at their direction,    arrangements were consistent with            providing investment advisory services.
the Senior Officer of the Fund, who is       regulatory requirements.                     The Board concluded that the sub-advisory
independent of Invesco Aim and Invesco          The Board considered the fact that the    agreements will benefit the Fund and its
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
independent written evaluation to assist     from any securities lending arrangements     utilize the additional resources and
the Board in determining the                 may be invested in money market funds        talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    advised by Invesco Aim pursuant to           managing the Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      served as a sub-adviser to the Fund prior
written evaluation.                          payable by the Fund in an amount equal to    to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and

AIM V.I. DIVERSIFIED INCOME FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Diversified Income Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
       MATTERS                                                              VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker.....................................................   474,883,590          19,741,622
       Frank S. Bayley..................................................   474,653,109          19,972,103
       James T. Bunch...................................................   475,597,417          19,027,795
       Bruce L. Crockett................................................   474,900,579          19,724,633
       Albert R. Dowden.................................................   474,749,929          19,875,283
       Jack M. Fields...................................................   475,205,840          19,419,372
       Martin L. Flanagan...............................................   475,248,336          19,376,876
       Carl Frischling..................................................   474,453,674          20,171,538
       Prema Mathai-Davis...............................................   473,569,192          21,056,020
       Lewis F. Pennock.................................................   475,072,501          19,552,711
       Larry Soll, Ph.D. ...............................................   475,170,544          19,454,668
       Raymond Stickel, Jr. ............................................   475,420,825          19,204,387
       Philip A. Taylor.................................................   475,640,570          18,984,642




                                                                                        VOTES             WITHHELD/
                                                                 VOTES FOR             AGAINST           ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*   Approve an amendment to the Trust's Agreement and
       Declaration of Trust that would permit the Board of
       Trustees of the Trust to terminate the Trust, the
       Fund, and each other series portfolio of the Trust, or
       a share class without a shareholder vote..............   438,131,484          35,586,925           20,906,803
(3)    Approve a new sub-advisory agreement between Invesco
       Aim Advisors, Inc. and each of AIM Funds Management,
       Inc.; Invesco Asset Management Deutschland, GmbH;
       Invesco Asset Management Limited; Invesco Asset
       Management (Japan) Limited; Invesco Australia Limited;
       Invesco Global Asset Management (N.A.), Inc.; Invesco
       Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
       and Invesco Senior Secured Management, Inc............     3,998,424              65,145              194,839



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. DIVERSIFIED INCOME FUND

[INVESCO AIM LOGO]             AIM V.I. DYNAMICS FUND
 - SERVICE MARK -              SEMIANNUAL REPORT TO SHAREHOLDERS - JUNE 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -11.85%
Series II Shares                                                                -11.96
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
Russell Midcap Growth Index(TRIANGLE) (Style-Specific Index)                     -6.81
Lipper VUF Mid-Cap Growth Funds Index(TRIANGLE) (Peer Group Index)               -8.98

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.
   The LIPPER VUF MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400
Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED REPRESENT     OF THE FUND DIRECTLY. PERFORMANCE FIGURES
As of 6/30/08                                PAST PERFORMANCE AND CANNOT GUARANTEE        GIVEN REPRESENT THE FUND AND ARE NOT
                                             COMPARABLE FUTURE RESULTS; CURRENT           INTENDED TO REFLECT ACTUAL VARIABLE
SERIES I SHARES                              PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PRODUCT VALUES. THEY DO NOT REFLECT SALES
Inception (8/22/97)                   5.15%  CONTACT YOUR VARIABLE PRODUCT ISSUER OR      CHARGES, EXPENSES AND FEES ASSESSED IN
10 Years                              3.54   FINANCIAL ADVISOR FOR THE MOST RECENT        CONNECTION WITH A VARIABLE PRODUCT. SALES
 5 Years                             11.37   MONTH-END VARIABLE PRODUCT PERFORMANCE.      CHARGES, EXPENSES AND FEES, WHICH ARE
 1 Year                             -13.38   PERFORMANCE FIGURES REFLECT FUND EXPENSES,   DETERMINED BY THE VARIABLE PRODUCT
                                             REINVESTED DISTRIBUTIONS AND CHANGES IN      ISSUERS, WILL VARY AND WILL LOWER THE
SERIES II SHARES                             NET ASSET VALUE. INVESTMENT RETURN AND       TOTAL RETURN.
10 Years                              3.28%  PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU      THE MOST RECENT MONTH-END PERFORMANCE
 5 Years                             11.08   MAY HAVE A GAIN OR LOSS WHEN YOU SELL        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
 1 Year                             -13.59   SHARES.                                      PRODUCT CHARGES, IS AVAILABLE ON THE
==========================================      THE TOTAL ANNUAL FUND OPERATING EXPENSE   INVESCO AIM AUTOMATED INFORMATION LINE,
                                             RATIO SET FORTH IN THE MOST RECENT FUND      866 702 4402. AS MENTIONED ABOVE, FOR THE
SERIES II SHARES' INCEPTION DATE IS APRIL    PROSPECTUS AS OF THE DATE OF THIS REPORT     MOST RECENT MONTH-END PERFORMANCE
30, 2004. RETURNS SINCE THAT DATE ARE        FOR SERIES I AND SERIES II SHARES WAS        INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
HISTORICAL. ALL OTHER RETURNS ARE THE        1.11% AND 1.36%, RESPECTIVELY. THE EXPENSE   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
BLENDED RETURNS OF THE HISTORICAL            RATIOS PRESENTED ABOVE MAY VARY FROM THE     FINANCIAL ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
THEIR INCEPTION AND THE RESTATED             OF THIS REPORT THAT ARE BASED ON EXPENSES
HISTORICAL PERFORMANCE OF SERIES I SHARES    INCURRED DURING THE PERIOD COVERED BY THIS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    REPORT.
II SHARES) ADJUSTED TO REFLECT THE RULE         AIM V.I. DYNAMICS FUND, A SERIES
12B-1 FEES APPLICABLE TO SERIES II SHARES.   PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
THE INCEPTION DATE OF SERIES I SHARES IS     IS CURRENTLY OFFERED THROUGH INSURANCE
AUGUST 22, 1997. THE PERFORMANCE OF THE      COMPANIES ISSUING VARIABLE PRODUCTS. YOU
FUND'S SERIES I AND SERIES II SHARE          CANNOT PURCHASE SHARES
CLASSES WILL DIFFER PRIMARILY DUE TO
DIFFERENT CLASS EXPENSES.

AIM V.I. DYNAMICS FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Industrials                                                          18.8%
-------------------------------------------------------------------------
Information Technology                                               17.9
-------------------------------------------------------------------------
Consumer Discretionary                                               14.7
-------------------------------------------------------------------------
Energy                                                               13.6
-------------------------------------------------------------------------
Health Care                                                           9.3
-------------------------------------------------------------------------
Financials                                                            8.8
-------------------------------------------------------------------------
Materials                                                             8.2
-------------------------------------------------------------------------
Telecommunication Services                                            2.9
-------------------------------------------------------------------------
Consumer Staples                                                      2.7
-------------------------------------------------------------------------
Utilities                                                             1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                      SHARES       VALUE
---------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.20%

AEROSPACE & DEFENSE-1.38%

Precision Castparts Corp.                             12,822    $ 1,235,656
===========================================================================


APPAREL RETAIL-3.45%

Aeropostale, Inc.(b)                                  53,373      1,672,176
---------------------------------------------------------------------------
Guess?, Inc.                                          24,264        908,687
---------------------------------------------------------------------------
Urban Outfitters, Inc.(b)                             16,440        512,763
===========================================================================
                                                                  3,093,626
===========================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-3.14%

Coach, Inc.(b)                                        27,433        792,265
---------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                  61,202      1,661,022
---------------------------------------------------------------------------
Under Armour, Inc.-Class A(b)                         14,032        359,781
===========================================================================
                                                                  2,813,068
===========================================================================


APPLICATION SOFTWARE-4.86%

Amdocs Ltd.(b)                                        30,640        901,429
---------------------------------------------------------------------------
ANSYS, Inc.(b)                                        31,227      1,471,416
---------------------------------------------------------------------------
Citrix Systems, Inc.(b)                               14,885        437,768
---------------------------------------------------------------------------
Solera Holdings Inc.(b)                               55,850      1,544,811
===========================================================================
                                                                  4,355,424
===========================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.15%

Affiliated Managers Group, Inc.(b)                    15,161      1,365,400
---------------------------------------------------------------------------
Riskmetrics Group Inc.(b)(c)                          28,813        565,887
===========================================================================
                                                                  1,931,287
===========================================================================


BIOTECHNOLOGY-1.88%

Genzyme Corp.(b)                                      13,200        950,664
---------------------------------------------------------------------------
United Therapeutics Corp.(b)                           7,500        733,125
===========================================================================
                                                                  1,683,789
===========================================================================


CASINOS & GAMING-0.72%

International Game Technology                         25,919        647,457
===========================================================================

COAL & CONSUMABLE FUELS-1.74%

Alpha Natural Resources, Inc.(b)                      15,000      1,564,350
===========================================================================


COMMUNICATIONS EQUIPMENT-1.26%

Infinera Corp.(b)                                     38,638        340,787
---------------------------------------------------------------------------
Juniper Networks, Inc.(b)                             35,729        792,469
===========================================================================
                                                                  1,133,256
===========================================================================


COMPUTER & ELECTRONICS RETAIL-0.40%

GameStop Corp.-Class A(b)                              8,930        360,772
===========================================================================


COMPUTER STORAGE & PERIPHERALS-1.61%

Logitech International S.A. (Switzerland)(b)(d)       23,673        631,158
---------------------------------------------------------------------------
NetApp, Inc.(b)                                       37,338        808,741
===========================================================================
                                                                  1,439,899
===========================================================================


CONSTRUCTION & ENGINEERING-4.90%

Foster Wheeler Ltd.(b)                                19,672      1,439,007
---------------------------------------------------------------------------
Quanta Services, Inc.(b)                              36,788      1,223,937
---------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                              28,055      1,733,518
===========================================================================
                                                                  4,396,462
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.13%

Bucyrus International, Inc.                           18,488    $ 1,349,994
---------------------------------------------------------------------------
Joy Global Inc.                                        7,394        560,687
===========================================================================
                                                                  1,910,681
===========================================================================


CONSUMER FINANCE-1.73%

SLM Corp.(b)                                          80,380      1,555,353
===========================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.02%

Alliance Data Systems Corp.(b)                        32,071      1,813,615
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-3.72%

Corrections Corp. of America(b)                       55,243      1,517,525
---------------------------------------------------------------------------
Equifax Inc.                                          13,113        440,859
---------------------------------------------------------------------------
IHS Inc.-Class A(b)                                   19,830      1,380,168
===========================================================================
                                                                  3,338,552
===========================================================================


DRUG RETAIL-1.62%

Shoppers Drug Mart Corp. (Canada)                     26,599      1,457,183
===========================================================================


EDUCATION SERVICES-2.27%

Apollo Group Inc.-Class A(b)                          20,413        903,479
---------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                     13,742      1,135,502
===========================================================================
                                                                  2,038,981
===========================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-1.86%

General Cable Corp.(b)                                27,392      1,666,803
===========================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.56%

Amphenol Corp.-Class A                                31,080      1,394,870
===========================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.31%

Intrepid Potash, Inc.(b)(c)                            7,809        513,676
---------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)             2,882        658,739
===========================================================================
                                                                  1,172,415
===========================================================================


HEALTH CARE EQUIPMENT-1.12%

Hologic, Inc.(b)                                      45,919      1,001,034
===========================================================================


HEALTH CARE SERVICES-0.77%

Express Scripts, Inc.(b)                              11,000        689,920
===========================================================================


HOUSEWARES & SPECIALTIES-1.21%

Jarden Corp.(b)                                       59,607      1,087,232
===========================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.33%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $865,032)(b)(e)(f)                                  61,788      1,189,419
===========================================================================


INDUSTRIAL MACHINERY-1.80%

Flowserve Corp.                                       11,791      1,611,830
===========================================================================


INVESTMENT BANKING & BROKERAGE-1.19%

TD Ameritrade Holding Corp.(b)                        59,097      1,069,065
===========================================================================


IT CONSULTING & OTHER SERVICES-1.16%

Cognizant Technology Solutions Corp.-Class A(b)       31,892      1,036,809
===========================================================================

LIFE SCIENCES TOOLS & SERVICES-2.64%

AMAG Pharmaceuticals, Inc.(b)                         12,055        411,076
---------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.              22,536        966,794
---------------------------------------------------------------------------
Waters Corp.(b)                                       15,387        992,461
===========================================================================
                                                                  2,370,331
===========================================================================


MANAGED HEALTH CARE-1.78%

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost
  $1,300,095)(b)(e)(f)                                90,000        720,000
---------------------------------------------------------------------------
Humana Inc.(b)                                        21,977        874,025
===========================================================================
                                                                  1,594,025
===========================================================================


METAL & GLASS CONTAINERS-5.36%

Crown Holdings, Inc.(b)                               71,816      1,866,498
---------------------------------------------------------------------------
Owens-Illinois, Inc.(b)                               36,171      1,507,969
---------------------------------------------------------------------------
Pactiv Corp.(b)                                       67,301      1,428,800
===========================================================================
                                                                  4,803,267
===========================================================================


MORTGAGE REIT'S-0.99%

Annaly Capital Management Inc.                        57,185        886,939
===========================================================================


OIL & GAS DRILLING-5.43%

ENSCO International Inc.                              13,503      1,090,232
---------------------------------------------------------------------------
Helmerich & Payne, Inc.                               12,300        885,846
---------------------------------------------------------------------------
Hercules Offshore, Inc.(b)                            31,505      1,197,820
---------------------------------------------------------------------------
Noble Corp.                                           26,100      1,695,456
===========================================================================
                                                                  4,869,354
===========================================================================


OIL & GAS EQUIPMENT & SERVICES-1.63%

Cameron International Corp.(b)                        26,493      1,466,388
===========================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.66%

Carrizo Oil & Gas, Inc.(b)                            15,200      1,034,968
---------------------------------------------------------------------------
Denbury Resources Inc.(b)                             19,900        726,350
---------------------------------------------------------------------------
Southwestern Energy Co.(b)                            31,897      1,518,616
===========================================================================
                                                                  3,279,934
===========================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.18%

Williams Cos., Inc. (The)                             26,300      1,060,153
===========================================================================


PERSONAL PRODUCTS-1.11%

Estee Lauder Cos. Inc. (The)-Class A                  21,354        991,893
===========================================================================


PHARMACEUTICALS-1.09%

Allergan, Inc.                                        18,784        977,707
===========================================================================


PUBLISHING-1.51%

McGraw-Hill Cos., Inc. (The)                          33,772      1,354,933
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.19%

Meruelo Maddux Properties, Inc.(b)                    78,106    $   170,271
===========================================================================

RESTAURANTS-0.99%

Burger King Holdings Inc.                             33,069        885,918
===========================================================================


SEMICONDUCTOR EQUIPMENT-0.24%

Lam Research Corp.(b)                                  5,979        216,141
===========================================================================


SEMICONDUCTORS-3.96%

Altera Corp.                                          44,387        918,811
---------------------------------------------------------------------------
Intersil Corp.-Class A                                34,462        838,116
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       52,970      1,120,316
---------------------------------------------------------------------------
ON Semiconductor Corp.(b)                             73,291        672,078
===========================================================================
                                                                  3,549,321
===========================================================================


SPECIALIZED FINANCE-2.58%

IntercontinentalExchange Inc.(b)                       8,108        924,312
---------------------------------------------------------------------------
Moody's Corp.                                         40,384      1,390,825
===========================================================================
                                                                  2,315,137
===========================================================================


SPECIALTY STORES-1.02%

Dick's Sporting Goods, Inc.(b)                        36,508        647,652
---------------------------------------------------------------------------
Ulta Salon, Cosmetics & Fragrance, Inc.(b)            23,579        265,028
===========================================================================
                                                                    912,680
===========================================================================


STEEL-1.50%

Cleveland-Cliffs Inc.                                  7,455        888,562
---------------------------------------------------------------------------
Steel Dynamics, Inc.                                  11,774        460,010
===========================================================================
                                                                  1,348,572
===========================================================================


SYSTEMS SOFTWARE-1.19%

McAfee Inc.(b)                                        31,395      1,068,372
===========================================================================


TRUCKING-3.00%

Con-way Inc.                                          20,402        964,199
---------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                  14,136        470,446
---------------------------------------------------------------------------
Landstar System, Inc.                                 22,728      1,255,040
===========================================================================
                                                                  2,689,685
===========================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.86%

American Tower Corp.-Class A(b)                       11,646        492,044
---------------------------------------------------------------------------
Crown Castle International Corp.(b)                   24,738        958,103
---------------------------------------------------------------------------
SBA Communications Corp.-Class A(b)                   30,930      1,113,789
===========================================================================
                                                                  2,563,936
===========================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $83,365,026)                                        88,063,765
===========================================================================



MONEY MARKET FUNDS-1.30%

Liquid Assets Portfolio-Institutional Class(g)       582,182        582,182
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)             582,182        582,182
===========================================================================
     Total Money Market Funds (Cost $1,164,364)                   1,164,364
===========================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.50% (Cost $84,529,390)                                89,228,129
===========================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
  ON LOAN


MONEY MARKET FUNDS-0.90%

Liquid Assets Portfolio-Institutional Class (Cost
  $808,880)(g)(h)                                    808,880        808,880
===========================================================================
TOTAL INVESTMENTS-100.40% (Cost $85,338,270)                     90,037,009
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.40)%                              (361,341)
===========================================================================
NET ASSETS-100.00%                                              $89,675,668
___________________________________________________________________________
===========================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2008 represented 0.70% of the Fund's Net Assets. See Note 1A.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $1,909,419, which represented 2.13% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2008 was $1,909,419, which represented 2.13% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $83,365,026)*                           $ 88,063,765
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $1,973,244)                    1,973,244
======================================================
     Total investments (Cost
       $85,338,270)                         90,037,009
======================================================
Foreign currencies, at value (Cost
  $333)                                            339
------------------------------------------------------
Receivables for:
  Investments sold                             859,398
------------------------------------------------------
  Fund shares sold                              16,387
------------------------------------------------------
  Dividends                                     69,558
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             18,101
------------------------------------------------------
Other assets                                     2,203
======================================================
     Total assets                           91,002,995
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        219,344
------------------------------------------------------
  Fund shares reacquired                       172,783
------------------------------------------------------
  Collateral upon return of securities
     loaned                                    808,880
------------------------------------------------------
  Accrued fees to affiliates                    60,568
------------------------------------------------------
  Accrued other operating expenses              38,905
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              26,847
======================================================
     Total liabilities                       1,327,327
======================================================
Net assets applicable to shares
  outstanding                             $ 89,675,668
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $148,898,161
------------------------------------------------------
Undistributed net investment income
  (loss)                                      (268,413)
------------------------------------------------------
Undistributed net realized gain (loss)     (63,652,778)
------------------------------------------------------
Unrealized appreciation                      4,698,698
======================================================
                                          $ 89,675,668
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $ 89,667,129
______________________________________________________
======================================================
Series II                                 $      8,539
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     5,288,331
______________________________________________________
======================================================
Series II                                          509
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      16.96
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      16.78
______________________________________________________
======================================================




* At June 30, 2008, securities with an aggregate value of $786,014 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $1,811)                        $    264,903
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $33,595)                            70,679
======================================================
     Total investment income                   335,582
======================================================


EXPENSES:

Advisory fees                                  361,169
------------------------------------------------------
Administrative services fees                   145,568
------------------------------------------------------
Custodian fees                                  15,446
------------------------------------------------------
Distribution fees -- Series II                      11
------------------------------------------------------
Transfer agent fees                              8,211
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      10,640
------------------------------------------------------
Other                                           43,260
======================================================
     Total expenses                            584,305
======================================================
Less: Fees waived                               (1,446)
======================================================
     Net expenses                              582,859
======================================================
Net investment income (loss)                  (247,277)
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(49,127))       (8,370,543)
------------------------------------------------------
  Foreign currencies                            21,840
======================================================
                                            (8,348,703)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (5,715,281)
------------------------------------------------------
  Foreign currencies                                13
======================================================
                                            (5,715,268)
======================================================
Net realized and unrealized gain (loss)    (14,063,971)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(14,311,248)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (247,277)   $   (759,274)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (8,348,703)     17,222,780
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (5,715,268)     (2,752,289)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (14,311,248)     13,711,217
======================================================================================================
Share transactions -- net:
  Series I                                                                 (18,206,853)    (12,316,934)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --          (6,500)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (18,206,853)    (12,323,434)
======================================================================================================
     Net increase (decrease) in net assets                                 (32,518,101)      1,387,783
======================================================================================================


NET ASSETS:

  Beginning of period                                                      122,193,769     120,805,986
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(268,413) and $(21,136), respectively)                           $ 89,675,668    $122,193,769
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dynamics Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


 AIM V.I. DYNAMICS FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

 AIM V.I. DYNAMICS FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $1,446.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.


 AIM V.I. DYNAMICS FUND

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $120,705 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $87,496,432
--------------------------------------
Level 2                     2,540,577
--------------------------------------
Level 3                            --
======================================
                          $90,037,009
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $383,992, which resulted in net realized gains (losses) of $(49,127), and securities purchases of $334,644.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

 AIM V.I. DYNAMICS FUND
and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,646 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
December 31, 2010                                                    $55,194,636
_________________________________________________________________________________
=================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $53,098,739 and $68,952,560, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $12,823,970
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (8,234,668)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 4,589,302
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $85,447,707.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      583,787     $ 10,187,409      2,185,271     $ 41,876,286
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                   (1,647,104)     (28,394,262)    (2,876,008)     (54,193,220)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --           (329)          (6,500)
========================================================================================================================
                                                             (1,063,317)    $(18,206,853)      (691,066)    $(12,323,434)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



 AIM V.I. DYNAMICS FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 19.24         $  17.15     $  14.77     $  13.34     $  11.77     $   8.54
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.05)           (0.11)(a)    (0.09)       (0.04)       (0.09)       (0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.23)            2.20         2.47         1.47         1.66         3.30
===============================================================================================================================
     Total from investment operations                (2.28)            2.09         2.38         1.43         1.57         3.23
===============================================================================================================================
Net asset value, end of period                     $ 16.96         $  19.24     $  17.15     $  14.77     $  13.34     $  11.77
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (11.85)%          12.19%       16.11%       10.72%       13.34%       37.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $89,667         $122,184     $120,792     $111,655     $123,609     $169,269
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.20%(c)         1.11%        1.12%        1.16%        1.14%        1.14%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.20%(c)         1.11%        1.13%        1.17%        1.14%        1.15%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.51)%(c)       (0.58)%      (0.51)%      (0.29)%      (0.62)%      (0.70)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              55%             115%         142%         110%          64%         129%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $97,482,241.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               SERIES II
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,         ----------------------------       TO DECEMBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 19.06         $17.04     $14.71     $13.32            $11.94
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.06)         (0.15)(a)  (0.12)     (0.07)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.22)          2.17       2.45       1.46              1.45
========================================================================================================================
     Total from investment operations                 (2.28)          2.02       2.33       1.39              1.38
========================================================================================================================
Net asset value, end of period                      $ 16.78         $19.06     $17.04     $14.71            $13.32
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (11.96)%        11.85%     15.84%     10.44%            11.56%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $     9         $   10     $   14     $   12            $   11
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.45%(c)       1.36%      1.37%      1.41%             1.40%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.45%(c)       1.36%      1.38%      1.42%             1.40%(d)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.76)%(c)     (0.83)%    (0.76)%    (0.54)%           (0.88)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                               55%           115%       142%       110%               64%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $8,670.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


 AIM V.I. DYNAMICS FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



 AIM V.I. DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $881.50        $5.61       $1,018.90       $6.02        1.20%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        880.40         6.78        1,017.65        7.27        1.45
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


 AIM V.I. DYNAMICS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     comparative performance and fee data         ent weight to the various factors. The
Variable Insurance Funds is required under   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
the Investment Company Act of 1940 to        independent company, Lipper, Inc.            arrangements and resulting advisory fees
approve annually the renewal of the AIM      (Lipper), under the direction and            for the Fund and the other AIM Funds are
V.I. Dynamics Fund (the Fund) investment     supervision of the independent Senior        the result of years of review and
advisory agreement with Invesco Aim          Officer who also prepares a separate         negotiation between the Trustees and
Advisors, Inc. (Invesco Aim). During         analysis of this information for the         Invesco Aim, that the Trustees may focus
contract renewal meetings held on June       Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
18-19, 2008, the Board as a whole and the    recommendations to the Investments           these arrangements in some years than in
disinterested or "independent" Trustees,     Committee regarding the performance, fees    others, and that the Trustees'
voting separately, approved the              and expenses of their assigned funds. The    deliberations and conclusions in a
continuance of the Fund's investment         Investments Committee considers each         particular year may be based in part on
advisory agreement for another year,         Sub-Committee's recommendations and makes    their deliberations and conclusions of
effective July 1, 2008. In doing so, the     its own recommendations regarding the        these same arrangements throughout the
Board determined that the Fund's             performance, fees and expenses of the AIM    year and in prior years.
investment advisory agreement is in the      Funds to the full Board. The Investments
best interests of the Fund and its           Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
shareholders and that the compensation to    Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
Invesco Aim under the Fund's investment      its annual recommendation to the Board       The discussion below serves as a summary
advisory agreement is fair and reasonable.   whether to approve the continuance of each   of the Senior Officer's independent
   The independent Trustees met separately   AIM Fund's investment advisory agreement     written evaluation with respect to the
during their evaluation of the Fund's        and sub-advisory agreements for another      Fund's investment advisory agreement as
investment advisory agreement with           year.                                        well as a discussion of the material
independent legal counsel from whom they        The independent Trustees are assisted     factors and related conclusions that
received independent legal advice, and the   in their annual evaluation of the Fund's     formed the basis for the Board's approval
independent Trustees also received           investment advisory agreement by the         of the Fund's investment advisory
assistance during their deliberations from   independent Senior Officer. One              agreement and sub-advisory agreements.
the independent Senior Officer, a            responsibility of the Senior Officer is to   Unless otherwise stated, information set
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
reports directly to the independent          proposed management fees are negotiated      does not reflect any changes that may have
Trustees.                                    during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior      A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            Officer has recommended that an                    Services Provided by Invesco Aim
structure permits the Trustees to focus on   independent written evaluation be provided   The Board reviewed the advisory services
the performance of the AIM Funds that have   and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    prepared an independent written              the Fund's investment advisory agreement,
meet throughout the year to review the       evaluation.                                  the performance of Invesco Aim in
performance of their assigned funds, and        During the annual contract renewal        providing these services, and the
the Sub-Committees review monthly and        process, the Board considered the factors    credentials and experience of the officers
quarterly comparative performance            discussed below under the heading "Factors   and employees of Invesco Aim who provide
information and periodic asset flow data     and Conclusions and Summary of Independent   these services. The Board's review of the
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
are prepared under the direction and         fairness and reasonableness of the Fund's    these services included the Board's
supervision of the independent Senior        investment advisory agreement and            consideration of Invesco Aim's portfolio
Officer. Over the course of each year, the   sub-advisory agreements at the contract      and product review process, various back
Sub-Committees meet with portfolio           renewal meetings and at their meetings       office support functions provided by
managers for their assigned funds and        throughout the year as part of their         Invesco Aim, and Invesco Aim's equity and
other members of management and review       ongoing oversight of the Fund. The Fund's    fixed income trading operations. The Board
with these individuals the performance,      investment advisory agreement and            concluded that the nature, extent and
investment objective(s), policies,           sub-advisory agreements were considered      quality of the advisory services provided
strategies and limitations of these funds.   separately, although the Board also          to the Fund by Invesco Aim were
   In addition to their meetings             considered the common interests of all of    appropriate and that Invesco Aim currently
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    is providing satisfactory advisory
meet at designated contract renewal          Board considered all of the information      services in accordance with the terms of
meetings each year to conduct an in-depth    provided to them and did not identify any    the Fund's investment advisory agreement.
review of the performance, fees and          particular factor that was controlling.      In addition, based on their ongoing
expenses of their assigned funds. During     Each Trustee may have evaluated the          meetings throughout the year with the
the contract renewal process, the Trustees   information provided differently from one    Fund's portfolio manager or managers, the
receive                                      another and attributed differ-               Board concluded that these individu-

                                                                                                                           continued

AIM V.I. DYNAMICS FUND

als are competent and able to continue to    pendent written evaluation of the Fund's     sidered the effect this expense limitation
carry out their responsibilities under the   Senior Officer only considered Fund          would have on the Fund's estimated total
Fund's investment advisory agreement.        performance through the most recent          expenses. The Board concluded that the
   In determining whether to continue the    calendar year, the Board also reviewed       levels of fee waivers/expense limitations
Fund's investment advisory agreement, the    more recent Fund performance and this        for the Fund were fair and reasonable.
Board considered the prior relationship      review did not change their conclusions.        After taking account of the Fund's
between Invesco Aim and the Fund, as well                                                 contractual advisory fee rate, as well as
as the Board's knowledge of Invesco Aim's       C. Advisory Fees and Fee Waivers          the comparative advisory fee information
operations, and concluded that it was        The Board compared the Fund's contractual    and the expense limitation discussed
beneficial to maintain the current           advisory fee rate to the contractual         above, the Board concluded that the Fund's
relationship, in part, because of such       advisory fee rates of funds in the Fund's    advisory fees were fair and reasonable.
knowledge. The Board also considered the     expense group that are not managed by
steps that Invesco Aim and its affiliates    Invesco Aim, at a common asset level and        D. Economies of Scale and Breakpoints
have taken over the last several years to    as of the end of the past calendar year.     The Board considered the extent to which
improve the quality and efficiency of the    The Board noted that the Fund's              there are economies of scale in Invesco
services they provide to the AIM Funds in    contractual advisory fee rate was below      Aim's provision of advisory services to
the areas of investment performance,         the median contractual advisory fee rate     the Fund. The Board also considered
product line diversification,                of funds in its expense group. The Board     whether the Fund benefits from such
distribution, fund operations, shareholder   also reviewed the methodology used by        economies of scale through contractual
services and compliance. The Board           Lipper in determining contractual fee        breakpoints in the Fund's advisory fee
concluded that the quality and efficiency    rates.                                       schedule or through advisory fee waivers
of the services Invesco Aim and its             The Board also compared the Fund's        or expense limitations. The Board noted
affiliates provide to the AIM Funds in       effective fee rate (the advisory fee after   that the Fund's contractual advisory fee
each of these areas have generally           any advisory fee waivers and before any      schedule includes seven breakpoints but
improved, and support the Board's approval   expense limitations/waivers) to the          that, due to the Fund's asset level at the
of the continuance of the Fund's             advisory fee rates of other clients of       end of the past calendar year and the way
investment advisory agreement.               Invesco Aim and its affiliates with          in which the breakpoints have been
                                             investment strategies comparable to those    structured, the Fund has yet to benefit
   B. Fund Performance                       of the Fund, including three mutual funds    from the breakpoints. Based on this
The Board compared the Fund's performance    advised by Invesco Aim and one mutual fund   information, the Board concluded that the
during the past one, three and five          sub-advised by an Invesco Aim affiliate.     Fund's advisory fees would reflect
calendar years to the performance of funds   The Board noted that the Fund's rate was:    economies of scale at higher asset levels.
in the Fund's performance group that are     (i) above the rates for the three mutual     The Board also noted that the Fund shares
not managed by Invesco Aim, and against      funds; and (ii) above the sub-advisory fee   directly in economies of scale through
the performance of all funds in the Lipper   rate for the sub-advised mutual fund.        lower fees charged by third party service
Variable Annuity Underlying Funds -             Additionally, the Board compared the      providers based on the combined size of
Mid-Cap Growth Index. The Board also         Fund's effective fee rate to the total       all of the AIM Funds and affiliates.
reviewed the criteria used by Invesco Aim    advisory fees paid by a separately managed
to identify the funds in the Fund's          account/wrap account advised by Invesco         E. Profitability and Financial
performance group for inclusion in the       Aim affiliates. The Board noted that the           Resources of Invesco Aim
Lipper reports. The Board noted that the     Fund's rate was above the rate for the       The Board reviewed information from
Fund's performance was in the fourth         separately managed account/wrap account.     Invesco Aim concerning the costs of the
quintile of its performance group for the    The Board considered that management of      advisory and other services that Invesco
one year period and the third quintile for   the separately managed account/wrap          Aim and its affiliates provide to the Fund
the three and five year periods (the first   account by the Invesco Aim affiliate         and the profitability of Invesco Aim and
quintile being the best performing funds     involves different levels of services and    its affiliates in providing these
and the fifth quintile being the worst       different operational and regulatory         services. The Board also reviewed
performing funds). The Board noted that      requirements than Invesco Aim's management   information concerning the financial
the Fund's performance was below the         of the Fund. The Board concluded that        condition of Invesco Aim and its
performance of the Index for the one year    these differences are appropriately          affiliates. The Board also reviewed with
period and above the performance for the     reflected in the fee structure for the       Invesco Aim the methodology used to
three and five year periods. The Board       Fund.                                        prepare the profitability information. The
noted that Invesco Aim acknowledges the         The Board noted that Invesco Aim has      Board considered the overall profitability
Fund's underperformance because of shorter   contractually agreed to waive fees and/or    of Invesco Aim, as well as the
term performance results and continues to    limit expenses of the Fund through at        profitability of Invesco Aim in connection
monitor the Fund. The Board also             least April 30, 2010 in an amount            with managing the Fund. The Board noted
considered the steps Invesco Aim has taken   necessary to limit total annual operating    that Invesco Aim continues to operate at a
over the last several years to improve the   expenses to a specified percentage of        net profit, although increased expenses in
quality and efficiency of the services       average daily net assets for each class of   recent years have reduced the
that Invesco Aim provides to the AIM         the Fund. The Board considered the           profitability of Invesco Aim and its
Funds. The Board concluded that Invesco      contractual nature of this fee waiver and    affiliates. The Board concluded that the
Aim continues to be responsive to the        noted that it remains in effect until at     Fund's fees were fair and reasonable, and
Board's focus on fund performance.           least April 30, 2010. The Board also         that the level of profits realized by
Although the inde-                           con-                                         Invesco Aim and its affiliates from


                                                                                                                           continued

AIM V.I. DYNAMICS FUND

providing services to the Fund was not       ment obligation for the research and         by the Affiliated Sub-Advisers were
excessive in light of the nature, quality    execution services from Invesco Aim to the   appropriate. The Board noted that the
and extent of the services provided. The     funds and therefore may reduce Invesco       Affiliated Sub-Advisers, which have
Board considered whether Invesco Aim is      Aim's expenses. The Board also noted that    offices and personnel that are
financially sound and has the resources      research obtained through soft dollar        geographically dispersed in financial
necessary to perform its obligations under   arrangements may be used by Invesco Aim in   centers around the world, have been formed
the Fund's investment advisory agreement,    making investment decisions for the Fund     in part for the purpose of researching and
and concluded that Invesco Aim has the       and may therefore benefit Fund               compiling information and making
financial resources necessary to fulfill     shareholders. The Board concluded that       recommendations on the markets and
these obligations.                           Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
The Board noted that, at their direction,    arrangements were consistent with            providing investment advisory services.
the Senior Officer of the Fund, who is       regulatory requirements.                     The Board concluded that the sub-advisory
independent of Invesco Aim and Invesco          The Board considered the fact that the    agreements will benefit the Fund and its
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
independent written evaluation to assist     from any securities lending arrangements     utilize the additional resources and
the Board in determining the                 may be invested in money market funds        talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    advised by Invesco Aim pursuant to           managing the Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the pay-                  to be provided

AIM V.I. DYNAMICS FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Dynamics Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restriction on underwriting securities.

(4)(d) Approve modification of fundamental restriction on industry concentration.

(4)(e) Approve modification of fundamental restriction on real estate investments.

(4)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(g)  Approve modification of fundamental restriction on making loans.

(4)(h) Approve modification of fundamental restriction on investments in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
        MATTERS                                                              VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*    Bob R. Baker.....................................................   474,883,590          19,741,622
        Frank S. Bayley..................................................   474,653,109          19,972,103
        James T. Bunch...................................................   475,597,417          19,027,795
        Bruce L. Crockett................................................   474,900,579          19,724,633
        Albert R. Dowden.................................................   474,749,929          19,875,283
        Jack M. Fields...................................................   475,205,840          19,419,372
        Martin L. Flanagan...............................................   475,248,336          19,376,876
        Carl Frischling..................................................   474,453,674          20,171,538
        Prema Mathai-Davis...............................................   473,569,192          21,056,020
        Lewis F. Pennock.................................................   475,072,501          19,552,711
        Larry Soll, Ph.D. ...............................................   475,170,544          19,454,668
        Raymond Stickel, Jr. ............................................   475,420,825          19,204,387
        Philip A. Taylor.................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement and
        Declaration of Trust that would permit the Board of
        Trustees of the Trust to terminate the Trust, the Fund,
        and each other series portfolio of the Trust, or a share
        class without a shareholder vote.........................   438,131,484        35,586,925         20,906,803
(3)     Approve a new sub-advisory agreement between Invesco Aim
        Advisors, Inc. and each of AIM Funds Management, Inc.;
        Invesco Asset Management Deutschland, GmbH; Invesco Asset
        Management Limited; Invesco Asset Management (Japan)
        Limited; Invesco Australia Limited; Invesco Global Asset
        Management (N.A.), Inc.; Invesco Hong Kong Limited;
        Invesco Institutional (N.A.), Inc.; and Invesco Senior
        Secured Management, Inc. ................................     5,513,198           347,716            347,162
(4)(a)  Approve modification of fundamental restriction on issuer
        diversification..........................................     5,675,180           249,697            283,199
(4)(b)  Approve modification of fundamental restrictions on
        issuing senior securities and borrowing money............     5,668,655           256,010            283,411
(4)(c)  Approve modification of fundamental restriction on
        underwriting securities..................................     5,673,338           251,327            283,411
(4)(d)  Approve modification of fundamental restriction on
        industry concentration...................................     5,671,810           252,856            283,410
(4)(e)  Approve modification of fundamental restriction on real
        estate investments.......................................     5,673,231           251,435            283,410
(4)(f)  Approve modification of fundamental restriction on
        purchasing or selling commodities........................     5,673,521           251,144            283,411
(4)(g)  Approve modification of fundamental restriction on making
        loans....................................................     5,669,983           254,683            283,410
(4)(h)  Approve modification of fundamental restriction on
        investments in investment companies......................     5,644,095           280,571            283,410
(5)     Approve making the investment objective of the fund non-
        fundamental..............................................     5,378,969           400,348            428,759



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. DYNAMICS FUND

[INVESCO AIM LOGO]             AIM V.I. FINANCIAL SERVICES FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -31.65%
Series II Shares                                                                -31.72
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
S&P 500 Financials Index(TRIANGLE) (Style-Specific Index)                       -29.73
Lipper VUF Financial Services Funds Category Average(TRIANGLE) (Peer Group)     -24.49

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The S&P 500 FINANCIALS INDEX is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including
REITs.
   The LIPPER VUF FINANCIAL SERVICES FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper Financial Services Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 GUARANTEE COMPARABLE FUTURE RESULTS;         ANCE FIGURES GIVEN REPRESENT THE FUND AND
As of 6/30/08                                CURRENT PERFORMANCE MAY BE LOWER OR          ARE NOT INTENDED TO REFLECT ACTUAL
                                             HIGHER. PLEASE CONTACT YOUR VARIABLE         VARIABLE PRODUCT VALUES. THEY DO NOT
SERIES I SHARES                              PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      REFLECT SALES CHARGES, EXPENSES AND FEES
Inception (9/20/99)                  -0.22%  THE MOST RECENT MONTH-END VARIABLE PRODUCT   ASSESSED IN CONNECTION WITH A VARIABLE
 5 Years                             -3.64   PERFORMANCE. PERFORMANCE FIGURES REFLECT     PRODUCT. SALES CHARGES, EXPENSES AND FEES,
 1 Year                             -46.98   FUND EXPENSES, REINVESTED DISTRIBUTIONS      WHICH ARE DETERMINED BY THE VARIABLE
                                             AND CHANGES IN NET ASSET VALUE. INVESTMENT   PRODUCT ISSUERS, WILL VARY AND WILL LOWER
SERIES II SHARES                             RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    THE TOTAL RETURN.
Inception                            -0.46%  SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN        THE MOST RECENT MONTH-END PERFORMANCE
 5 Years                             -3.86   YOU SELL SHARES.                             DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
 1 Year                             -47.07      THE TOTAL ANNUAL FUND OPERATING EXPENSE   PRODUCT CHARGES, IS AVAILABLE ON THE
                                             RATIO SET FORTH IN THE MOST RECENT FUND      INVESCO AIM AUTOMATED INFORMATION LINE,
SERIES II SHARES' INCEPTION DATE IS APRIL    PROSPECTUS AS OF THE DATE OF THIS REPORT     866 702 4402. AS MENTIONED ABOVE, FOR THE
30, 2004. RETURNS SINCE THAT DATE ARE        FOR SERIES I AND SERIES II SHARES WAS        MOST RECENT MONTH-END PERFORMANCE
HISTORICAL. ALL OTHER RETURNS ARE THE        1.11% AND 1.36%, RESPECTIVELY. THE EXPENSE   INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
BLENDED RETURNS OF THE HISTORICAL            RATIOS PRESENTED ABOVE MAY VARY FROM THE     CONTACT YOUR VARIABLE PRODUCT ISSUER OR
PERFORMANCE OF SERIES II SHARES SINCE        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   FINANCIAL ADVISOR.
THEIR INCEPTION AND THE RESTATED             OF THIS REPORT THAT ARE BASED ON EXPENSES
HISTORICAL PERFORMANCE OF SERIES I SHARES    INCURRED DURING THE PERIOD COVERED BY THIS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    REPORT.
II SHARES) ADJUSTED TO REFLECT THE RULE         AIM V.I. FINANCIAL SERVICES FUND, A
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
THE INCEPTION DATE OF SERIES I SHARES IS     FUNDS, IS CURRENTLY OFFERED THROUGH
SEPTEMBER 20, 1999. THE PERFORMANCE OF THE   INSURANCE COMPANIES ISSUING VARIABLE
FUND'S SERIES I AND SERIES II SHARE          PRODUCTS. YOU CANNOT PURCHASE SHARES OF
CLASSES WILL DIFFER PRIMARILY DUE TO         THE FUND DIRECTLY. PERFORM-
DIFFERENT CLASS EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT

AIM V.I. FINANCIAL SERVICES FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
As of June 30, 2008



-------------------------------------------------------------------------
Other Diversified Financial Services                                 15.8
-------------------------------------------------------------------------
Regional Banks                                                       10.3
-------------------------------------------------------------------------
Insurance Brokers                                                     9.9
-------------------------------------------------------------------------
Investment Banking & Brokerage                                        9.9
-------------------------------------------------------------------------
Consumer Finance                                                      8.8
-------------------------------------------------------------------------
Thrifts & Mortgage Finance                                            8.6
-------------------------------------------------------------------------
Asset Management & Custody Banks                                      6.4
-------------------------------------------------------------------------
Specialized Finance                                                   6.4
-------------------------------------------------------------------------
Multi-Line Insurance                                                  4.9
-------------------------------------------------------------------------
Diversified Banks                                                     4.2
-------------------------------------------------------------------------
Life & Health Insurance                                               3.3
-------------------------------------------------------------------------
Industries each with less than 3% of Total Net Assets                 8.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.4
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.64%


ASSET MANAGEMENT & CUSTODY BANKS-6.37%

Blackstone Group L.P. (The)(b)                           33,065    $    602,113
-------------------------------------------------------------------------------
Federated Investors, Inc.-Class B(b)                     61,447       2,115,006
-------------------------------------------------------------------------------
State Street Corp.                                       21,480       1,374,505
===============================================================================
                                                                      4,091,624
===============================================================================



CONSUMER FINANCE-8.75%

AmeriCredit Corp.(b)(c)                                  69,800         601,676
-------------------------------------------------------------------------------
Capital One Financial Corp.(b)                          103,570       3,936,696
-------------------------------------------------------------------------------
SLM Corp.(b)(c)                                          55,878       1,081,239
===============================================================================
                                                                      5,619,611
===============================================================================



DATA PROCESSING & OUTSOURCED SERVICES-1.90%

Automatic Data Processing, Inc.                          29,084       1,218,620
===============================================================================



DIVERSIFIED BANKS-4.19%

U.S. Bancorp(b)                                          37,627       1,049,417
-------------------------------------------------------------------------------
Wachovia Corp.(b)                                       105,755       1,642,375
===============================================================================
                                                                      2,691,792
===============================================================================



DIVERSIFIED CAPITAL MARKETS-1.85%

UBS AG-(Switzerland)(b)(c)                               57,357       1,184,996
===============================================================================



INSURANCE BROKERS-9.89%

Aon Corp.(b)                                              8,040         369,357
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                             187,485       4,977,727
-------------------------------------------------------------------------------
National Financial Partners Corp.(b)                     50,444         999,800
===============================================================================
                                                                      6,346,884
===============================================================================



INVESTMENT BANKING & BROKERAGE-9.92%

FBR Capital Markets Corp.(b)(c)                         237,678       1,195,520
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(b)                             70,514       2,235,999
-------------------------------------------------------------------------------
Morgan Stanley                                           81,510       2,940,066
===============================================================================
                                                                      6,371,585
===============================================================================



LIFE & HEALTH INSURANCE-3.27%

Prudential Financial, Inc.(b)                             5,853         349,658
-------------------------------------------------------------------------------
StanCorp Financial Group, Inc.(b)                        37,189       1,746,396
===============================================================================
                                                                      2,096,054
===============================================================================



MULTI-LINE INSURANCE-4.92%

American International Group, Inc.(b)                    31,554         834,919
-------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            36,029       2,326,392
===============================================================================
                                                                      3,161,311
===============================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-15.82%

Bank of America Corp.                                    83,376       1,990,185
-------------------------------------------------------------------------------
Citigroup Inc.                                          245,689       4,117,748
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    118,072       4,051,050
===============================================================================
                                                                     10,158,983
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.22%

Security Capital Assurance Ltd.(b)(c)(d)                 91,487    $     26,531
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A(b)                               68,173       1,401,637
===============================================================================
                                                                      1,428,168
===============================================================================



REGIONAL BANKS-10.30%

Fifth Third Bancorp(b)                                  176,995       1,801,809
-------------------------------------------------------------------------------
Popular, Inc.(b)                                        182,766       1,204,428
-------------------------------------------------------------------------------
SunTrust Banks, Inc.(b)                                  47,081       1,705,274
-------------------------------------------------------------------------------
Zions Bancorp.(b)                                        60,469       1,904,169
===============================================================================
                                                                      6,615,680
===============================================================================



SPECIALIZED CONSUMER SERVICES-2.23%

H&R Block, Inc.(b)                                       66,804       1,429,606
===============================================================================



SPECIALIZED FINANCE-6.42%

CIT Group, Inc.(b)                                      186,528       1,270,255
-------------------------------------------------------------------------------
Moody's Corp.(b)                                         82,713       2,848,636
===============================================================================
                                                                      4,118,891
===============================================================================


THRIFTS & MORTGAGE FINANCE-8.59%

Fannie Mae(b)                                           149,513       2,916,999
-------------------------------------------------------------------------------
Freddie Mac                                              56,500         926,600
-------------------------------------------------------------------------------
Hudson City Bancorp, Inc.(b)                             22,737         379,253
-------------------------------------------------------------------------------
Washington Mutual, Inc.(b)                              261,642       1,289,895
===============================================================================
                                                                      5,512,747
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $99,985,677)                                            62,046,552
===============================================================================



MONEY MARKET FUNDS-2.78%

Liquid Assets Portfolio-Institutional Class(e)          891,240         891,240
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                891,240         891,240
===============================================================================
     Total Money Market Funds (Cost $1,782,480)                       1,782,480
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.42% (Cost $101,768,157)                                   63,829,032
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-27.29%

Liquid Assets Portfolio-Institutional Class (Cost
  $17,517,701)(e)(f)                                 17,517,701      17,517,701
===============================================================================
TOTAL INVESTMENTS-126.71% (Cost $119,285,858)                        81,346,733
===============================================================================
OTHER ASSETS LESS LIABILITIES-(26.71)%                              (17,145,060)
===============================================================================
NET ASSETS-100.00%                                                 $ 64,201,673
_______________________________________________________________________________
===============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented 0.04% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $99,985,677)*                           $ 62,046,552
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $19,300,181)                  19,300,181
======================================================
     Total investments (Cost
       $119,285,858)                        81,346,733
======================================================
Cash                                            33,943
------------------------------------------------------
Receivables for:
  Fund shares sold                             411,794
------------------------------------------------------
  Dividends                                    132,799
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             18,985
------------------------------------------------------
Other assets                                     2,390
======================================================
     Total assets                           81,946,644
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                         33,944
------------------------------------------------------
  Fund shares reacquired                        69,067
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 17,517,701
------------------------------------------------------
  Accrued fees to affiliates                    56,489
------------------------------------------------------
  Accrued other operating expenses              37,795
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              29,975
======================================================
     Total liabilities                      17,744,971
======================================================
Net assets applicable to shares
  outstanding                             $ 64,201,673
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 90,494,634
------------------------------------------------------
Undistributed net investment income          2,925,070
------------------------------------------------------
Undistributed net realized gain              8,721,094
------------------------------------------------------
Unrealized appreciation (depreciation)     (37,939,125)
======================================================
                                          $ 64,201,673
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $ 59,985,189
______________________________________________________
======================================================
Series II                                 $  4,216,484
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     7,156,337
______________________________________________________
======================================================
Series II                                      507,547
______________________________________________________
======================================================
Series I:
  Net asset value per share               $       8.38
======================================================
Series II:
  Net asset value per share               $       8.31
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $16,520,811 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $1,972)                        $  1,315,441
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $48,213)                           114,391
======================================================
     Total investment income                 1,429,832
______________________________________________________
======================================================


EXPENSES:

Advisory fees                                  299,319
------------------------------------------------------
Administrative services fees                   124,527
------------------------------------------------------
Custodian fees                                   5,027
------------------------------------------------------
Distribution fees -- Series II                   5,403
------------------------------------------------------
Transfer agent fees                             10,141
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,195
------------------------------------------------------
Other                                           39,546
======================================================
     Total expenses                            493,158
======================================================
Less: Fees waived, expenses reimbursed
  and expense offset arrangement(s)             (4,928)
======================================================
     Net expenses                              488,230
======================================================
Net investment income                          941,602
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment
  securities                                 4,118,510
======================================================
Change in net unrealized appreciation
  (depreciation) of investment
  securities                               (34,555,794)
======================================================
Net realized and unrealized gain (loss)    (30,437,284)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(29,495,682)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                              JUNE 30,      DECEMBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    941,602    $  1,980,686
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                            4,118,510       5,642,587
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (34,555,794)    (34,537,586)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (29,495,682)    (26,914,313)
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --      (1,843,313)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --         (73,636)
========================================================================================================
     Total distributions from net investment income                                  --       (1,916,949)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                            --      (6,958,807)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --        (281,396)
========================================================================================================
     Total distributions from net realized gains                                     --       (7,240,203)
========================================================================================================
Share transactions-net:
  Series I                                                                     2,622,605     (26,100,103)
--------------------------------------------------------------------------------------------------------
  Series II                                                                    2,242,543       3,247,596
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                            4,865,148     (22,852,507)
========================================================================================================
     Net increase (decrease) in net assets                                   (24,630,534)    (58,923,972)
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                         88,832,207     147,756,179
========================================================================================================
  End of period (including undistributed net investment income of
     $2,925,070 and $1,983,468, respectively)                               $ 64,201,673    $ 88,832,207
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Financial Services Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. FINANCIAL SERVICES FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $2,727 and reimbursed class level expenses of $381 of Series II shares.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $99,663 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                      INVESTMENTS IN
INPUT LEVEL             SECURITIES
------------------------------------
Level 1                 $81,346,733
------------------------------------
Level 2                          --
------------------------------------
Level 3                          --
------------------------------------
                        $81,346,733
____________________________________
====================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $264,974.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,820.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,616 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $23,840,459 and $17,057,810, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  2,197,925
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (41,004,775)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(38,806,850)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $120,153,583.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,776,672     $ 19,594,515      1,170,982     $ 19,006,293
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     260,329        2,842,303        251,992        4,101,308
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Series I                                                           --               --        666,827        8,802,120
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         27,101          355,032
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                   (1,563,423)     (16,971,910)    (3,284,263)     (53,908,516)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (55,894)        (599,760)       (72,050)      (1,208,744)
========================================================================================================================
                                                                417,684     $  4,865,148     (1,239,411)    $(22,852,507)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.



AIM V.I. FINANCIAL SERVICES FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                                ------------------------------------------------------------------------------
                                                  SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                                ENDED JUNE 30,     -----------------------------------------------------------
                                                     2008            2007        2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 12.26        $ 17.41     $  15.26     $  14.61     $  13.54     $  10.50
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.13(a)        0.27(a)      0.23(a)      0.19(a)      0.15         0.08
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (4.01)         (4.04)        2.28         0.66         1.02         3.02
==============================================================================================================================
     Total from investment operations                 (3.88)         (3.77)        2.51         0.85         1.17         3.10
==============================================================================================================================
Less distributions:
  Dividends from net investment income                   --          (0.29)       (0.26)       (0.20)       (0.10)       (0.06)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --          (1.09)       (0.10)          --           --           --
==============================================================================================================================
     Total distributions                                 --          (1.38)       (0.36)       (0.20)       (0.10)       (0.06)
==============================================================================================================================
Net asset value, end of period                      $  8.38        $ 12.26     $  17.41     $  15.26     $  14.61     $  13.54
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (31.65)%       (22.22)%      16.52%        5.84%        8.68%       29.58%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $59,985        $85,144     $146,092     $141,241     $203,879     $210,352
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                1.21%(c)(d)    1.11%        1.12%        1.12%        1.12%        1.09%
==============================================================================================================================
Ratio of net investment income to average net
  assets                                               2.37%(c)       1.61%        1.44%        1.30%        0.89%        0.87%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                               23%             9%          14%          22%          67%          65%
______________________________________________________________________________________________________________________________
==============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $75,911,027.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.22% (annualized) for the six months ended June 30, 2008.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


AIM V.I. FINANCIAL SERVICES FUND

                                                                                SERIES II
                                                ------------------------------------------------------------------------
                                                                                                        APRIL 20, 2004
                                                  SIX MONTHS          YEAR ENDED DECEMBER 31,        (COMMENCEMENT DATE)
                                                ENDED JUNE 30,     -----------------------------       TO DECEMBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 12.17        $ 17.33     $15.23     $14.59            $13.50
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.11(a)        0.22(a)    0.20(a)    0.15(a)           0.12
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (3.97)         (4.00)      2.26       0.67              1.07
========================================================================================================================
     Total from investment operations                 (3.86)         (3.78)      2.46       0.82              1.19
========================================================================================================================
Less distributions:
  Dividends from net investment income                   --          (0.29)     (0.26)     (0.18)            (0.10)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --          (1.09)     (0.10)        --                --
========================================================================================================================
     Total distributions                                 --          (1.38)     (0.36)     (0.18)            (0.10)
========================================================================================================================
Net asset value, end of period                      $  8.31        $ 12.17     $17.33     $15.23            $14.59
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (31.72)%       (22.39)%    16.22%      5.61%             8.85%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 4,216        $ 3,688     $1,664     $   11            $   11
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                1.44%(c)(d)    1.36%      1.37%      1.37%             1.38%(e)
========================================================================================================================
Ratio of net investment income to average net
  assets                                               2.14%(c)       1.36%      1.19%      1.05%             0.63%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                               23%             9%        14%        22%               67%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $4,345,996.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.47% (annualized) for the six months ended June 30, 2008.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. FINANCIAL SERVICES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $683.50        $5.06       $1,018.85       $6.07        1.21%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        682.80         6.02        1,017.70        7.22        1.44
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. FINANCIAL SERVICES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Financial Services Fund (the Fund)      (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of their assigned funds. During     particular factor that was controlling.      investment advisory agreement. In
the contract                                 Each Trustee may have evaluated the          addition, based on their ongoing meetings
                                             information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. FINANCIAL SERVICES FUND

managers, the Board concluded that these     Board also concluded that it would be        breakpoints in the Fund's advisory fee
individuals are competent and able to        appropriate for the Board to continue to     schedule or through advisory fee waivers
continue to carry out their                  monitor more closely the performance of      or expense limitations. The Board noted
responsibilities under the Fund's            the Fund. Although the independent written   that the Fund's contractual advisory fee
investment advisory agreement.               evaluation of the Fund's Senior Officer      schedule includes seven breakpoints, but
   In determining whether to continue the    only considered Fund performance through     that due to the Fund's asset level at the
Fund's investment advisory agreement, the    the most recent calendar year, the Board     end of the past calendar year, the Fund is
Board considered the prior relationship      also reviewed more recent Fund performance   not currently benefiting from the
between Invesco Aim and the Fund, as well    and this review did not change their         breakpoints. Based on this information,
as the Board's knowledge of Invesco Aim's    conclusions.                                 the Board concluded that the Fund's
operations, and concluded that it was                                                     advisory fees would reflect economies of
beneficial to maintain the current              C. Advisory Fees and Fee Waivers          scale at higher asset levels. The Board
relationship, in part, because of such       The Board compared the Fund's contractual    also noted that the Fund shares directly
knowledge. The Board also considered the     advisory fee rate to the contractual         in economies of scale through lower fees
steps that Invesco Aim and its affiliates    advisory fee rates of funds in the Fund's    charged by third party service providers
have taken over the last several years to    Lipper expense group that are not managed    based on the combined size of all of the
improve the quality and efficiency of the    by Invesco Aim, at a common asset level      AIM Funds and affiliates.
services they provide to the AIM Funds in    and as of the end of the past calendar
the areas of investment performance,         year. The Board noted that the Fund's           E. Profitability and Financial
product line diversification,                contractual advisory fee rate was below            Resources of Invesco Aim
distribution, fund operations, shareholder   the median contractual advisory fee rate     The Board reviewed information from
services and compliance. The Board           of funds in its expense group. The Board     Invesco Aim concerning the costs of the
concluded that the quality and efficiency    also reviewed the methodology used by        advisory and other services that Invesco
of the services Invesco Aim and its          Lipper in determining contractual fee        Aim and its affiliates provide to the Fund
affiliates provide to the AIM Funds in       rates.                                       and the profitability of Invesco Aim and
each of these areas have generally              The Board also compared the Fund's        its affiliates in providing these
improved, and support the Board's approval   effective fee rate (the advisory fee after   services. The Board also reviewed
of the continuance of the Fund's             any advisory fee waivers and before any      information concerning the financial
investment advisory agreement.               expense limitations/waivers) to the          condition of Invesco Aim and its
                                             advisory fee rates of other clients of       affiliates. The Board also reviewed with
   B. Fund Performance                       Invesco Aim and its affiliates with          Invesco Aim the methodology used to
The Board compared the Fund's performance    investment strategies comparable to those    prepare the profitability information. The
during the past one, three and five          of the Fund, including one mutual fund       Board considered the overall profitability
calendar years to the performance of funds   advised by Invesco Aim. The Board noted      of Invesco Aim, as well as the
in the Fund's performance group that are     that the Fund's rate was above the rate      profitability of Invesco Aim in connection
not managed by Invesco Aim, and against      for the mutual fund.                         with managing the Fund. The Board noted
the performance of all funds in the S&P         The Board noted that Invesco Aim has      that Invesco Aim continues to operate at a
500 Financials Index. The Board also         contractually agreed to waive fees and/or    net profit, although increased expenses in
reviewed the criteria used by Invesco Aim    limit expenses of the Fund through at        recent years have reduced the
to identify the funds in the Fund's          least April 30, 2010 in an amount            profitability of Invesco Aim and its
performance group for inclusion in the       necessary to limit total annual operating    affiliates. The Board concluded that the
Lipper reports. The Board noted that the     expenses to a specified percentage of        Fund's fees were fair and reasonable, and
Fund's performance was in the fifth          average daily net assets for each class of   that the level of profits realized by
quintile of its performance group for the    the Fund. The Board considered the           Invesco Aim and its affiliates from
one, three and five year periods (the        contractual nature of this fee waiver and    providing services to the Fund was not
first quintile being the best performing     noted that it remains in effect until at     excessive in light of the nature, quality
funds and the fifth quintile being the       least April 30, 2010. The Board also         and extent of the services provided. The
worst performing funds). The Board noted     considered the effect this fee waiver        Board considered whether Invesco Aim is
that the Fund's performance was below the    would have on the Fund's total estimated     financially sound and has the resources
performance of the Index for the one,        expenses.                                    necessary to perform its obligations under
three and five year periods. The Board          After taking account of the Fund's        the Fund's investment advisory agreement,
also noted that Invesco Aim acknowledges     contractual advisory fee rate, as well as    and concluded that Invesco Aim has the
the Fund's underperformance and is focused   the comparative advisory fee information     financial resources necessary to fulfill
on the longer term and business issues       and the expense limitation discussed         these obligations.
that affect the Fund's performance. The      above, the Board concluded that the Fund's
Board also considered the steps Invesco      advisory fees were fair and reasonable.         F. Independent Written Evaluation of
Aim has taken over the last several years                                                       the Fund's Senior Officer
to improve the quality and efficiency of        D. Economies of Scale and Breakpoints     The Board noted that, at their direction,
the services that Invesco Aim provides to    The Board considered the extent to which     the Senior Officer of the Fund, who is
the AIM Funds. The Board concluded that      there are economies of scale in Invesco      independent of Invesco Aim and Invesco
Invesco Aim continues to be responsive to    Aim's provision of advisory services to      Aim's affiliates, had prepared an
the Board's focus on fund performance.       the Fund. The Board also considered          independent written evaluation to assist
However, due to the Fund's                   whether the Fund benefits from such          the Board in determining the
underperformance, the                        economies of scale through contractual       reasonableness of the proposed management
                                                                                          fees of the AIM Funds, including the Fund.
                                                                                          The

                                                                                                                           continued

AIM V.I. FINANCIAL SERVICES FUND

Board noted that they had relied upon the    The Board noted that Invesco Aim will           B. Fund Performance
Senior Officer's written evaluation          receive advisory fees from these             The Board did not view Fund performance as
instead of a competitive bidding process.    affiliated money market funds attributable   a relevant factor in considering whether
In determining whether to continue the       to such investments, although Invesco Aim    to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    has contractually agreed to waive through    the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        at least April 30, 2010, the advisory fees   currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board.

AIM V.I. FINANCIAL SERVICES FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Financial Services Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(b) Approve modification of fundamental restriction on underwriting securities.

(4)(c) Approve modification of fundamental restriction on industry concentration.

(4)(d) Approve modification of fundamental restriction on real estate investments.

(4)(e) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(f) Approve modification of fundamental restriction on making loans.

(4)(g) Approve modification of fundamental restriction on investment in investment companies.

(5) Approve changing the fund's sub-classification from "diversified" to "non-diversified" and approve the elimination of a related fundamental investment restriction.

(6) Approve making the investment objective of the fund non-fundamental.



  The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
        MATTERS                                                              VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*    Bob R. Baker.....................................................   474,883,590          19,741,622
        Frank S. Bayley..................................................   474,653,109          19,972,103
        James T. Bunch...................................................   475,597,417          19,027,795
        Bruce L. Crockett................................................   474,900,579          19,724,633
        Albert R. Dowden.................................................   474,749,929          19,875,283
        Jack M. Fields...................................................   475,205,840          19,419,372
        Martin L. Flanagan...............................................   475,248,336          19,376,876
        Carl Frischling..................................................   474,453,674          20,171,538
        Prema Mathai-Davis...............................................   473,569,192          21,056,020
        Lewis F. Pennock.................................................   475,072,501          19,552,711
        Larry Soll, Ph.D. ...............................................   475,170,544          19,454,668
        Raymond Stickel, Jr. ............................................   475,420,825          19,204,387
        Philip A. Taylor.................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement and
        Declaration of Trust that would permit the Board of
        Trustees of the Trust to terminate the Trust, the Fund,
        and each other series portfolio of the Trust, or a share
        class without a shareholder vote.........................   438,131,484        35,586,925         20,906,803
(3)     Approve a new sub-advisory agreement between Invesco Aim
        Advisors, Inc. and each of AIM Funds Management, Inc.;
        Invesco Asset Management Deutschland, GmbH; Invesco Asset
        Management Limited; Invesco Asset Management (Japan)
        Limited; Invesco Australia Limited; Invesco Global Asset
        Management (N.A.), Inc.; Invesco Hong Kong Limited;
        Invesco Institutional (N.A.), Inc.; and Invesco Senior
        Secured Management, Inc..................................     5,737,690           268,671            302,907
(4)(a)  Approve modification of fundamental restrictions on
        issuing senior securities and borrowing money............     5,793,510           271,118            244,640
(4)(b)  Approve modification of fundamental restriction on
        underwriting securities..................................     5,769,486           294,338            245,444
(4)(c)  Approve modification of fundamental restriction on
        industry concentration...................................     5,811,362           253,266            244,640
(4)(d)  Approve modification of fundamental restriction on real
        estate investments.......................................     5,786,064           277,760            245,444
(4)(e)  Approve modification of fundamental restriction on
        purchasing or selling commodities........................     5,803,177           262,014            244,077
(4)(f)  Approve modification of fundamental restriction on making
        loans....................................................     5,767,229           294,890            247,149
(4)(g)  Approve modification of fundamental restriction on
        investment in investment companies.......................     5,813,626           248,346            247,296
(5)     Approve changing the fund's sub-classification from
        "diversified" to "non-diversified" and approve the
        elimination of a related fundamental investment
        restriction..............................................     5,628,786           304,230            376,252
(6)     Approve making the investment objective of the fund non-
        fundamental..............................................     5,619,704           313,726            375,838



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. FINANCIAL SERVICES FUND

[INVESCO AIM LOGO]             AIM V.I. GLOBAL HEALTH CARE FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                  -9.39%
Series II Shares                                                                 -9.53
MSCI World Index(TRIANGLE) (Broad Market Index)                                 -10.57
MSCI World Health Care Index(TRIANGLE) (Style-Specific Index)                    -9.36
Lipper VUF Health/Biotechnology Funds Category Average(TRIANGLE) (Peer Group)    -9.17

(TRIANGLE)Lipper Inc.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

   The MSCI WORLD HEALTH CARE INDEX is a free float-adjusted market capitalization index that represents the health care segment in global developed market equity performance.

   The LIPPER VUF HEALTH/BIOTECHNOLOGY FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper Health/Biotechnology
Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine, and biotechnology.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.

=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CURRENT PERFORMANCE MAY BE LOWER OR          VARIABLE PRODUCTS. YOU CANNOT PURCHASE
As of 6/30/08                                HIGHER. PLEASE CONTACT YOUR VARIABLE         SHARES OF THE FUND DIRECTLY. PERFORMANCE
                                             PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      FIGURES GIVEN REPRESENT THE FUND AND ARE
SERIES I SHARES                              THE MOST RECENT MONTH-END VARIABLE PRODUCT   NOT INTENDED TO REFLECT ACTUAL VARIABLE
Inception (5/21/97)                   7.62%  PERFORMANCE. PERFORMANCE FIGURES REFLECT     PRODUCT VALUES. THEY DO NOT REFLECT SALES
10 Years                              5.19   FUND EXPENSES, REINVESTED DISTRIBUTIONS      CHARGES, EXPENSES AND FEES ASSESSED IN
 5 Years                              6.45   AND CHANGES IN NET ASSET VALUE. INVESTMENT   CONNECTION WITH A VARIABLE PRODUCT. SALES
 1 Year                              -4.43   RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    CHARGES, EXPENSES AND FEES, WHICH ARE
                                             SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     DETERMINED BY THE VARIABLE PRODUCT
SERIES II SHARES                             YOU SELL SHARES.                             ISSUERS, WILL VARY AND WILL LOWER THE
10 Years                              4.91%                                               TOTAL RETURN.
 5 Years                              6.16      THE NET ANNUAL FUND OPERATING EXPENSE
 1 Year                              -4.77   RATIO SET FORTH IN THE MOST RECENT FUND         THE MOST RECENT MONTH-END PERFORMANCE
==========================================   PROSPECTUS AS OF THE DATE OF THIS REPORT     DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             FOR SERIES I AND SERIES II SHARES WAS        PRODUCT CHARGES, IS AVAILABLE ON THE
SERIES II SHARES' INCEPTION DATE IS APRIL    1.07% AND 1.32%, RESPECTIVELY.(1) THE        INVESCO AIM AUTOMATED INFORMATION LINE,
30, 2004. RETURNS SINCE THAT DATE ARE        TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    866 702 4402. AS MENTIONED ABOVE, FOR THE
HISTORICAL. ALL OTHER RETURNS ARE THE        SET FORTH IN THE MOST RECENT FUND            MOST RECENT MONTH-END PERFORMANCE
BLENDED RETURNS OF THE HISTORICAL            PROSPECTUS AS OF THE DATE OF THIS REPORT     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
PERFORMANCE OF SERIES II SHARES SINCE        FOR SERIES I AND SERIES II SHARES WAS        CONTACT YOUR VARIABLE PRODUCT ISSUER OR
THEIR INCEPTION AND THE RESTATED             1.08% AND 1.33%, RESPECTIVELY. THE EXPENSE   FINANCIAL ADVISOR.
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIOS PRESENTED ABOVE MAY VARY FROM THE
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   (1) Total annual operating expenses less
II SHARES) ADJUSTED TO REFLECT THE RULE      OF THIS REPORT THAT ARE BASED ON EXPENSES        any contractual fee waivers and/or
12B-1 FEES APPLICABLE TO SERIES II SHARES.   INCURRED DURING THE PERIOD COVERED BY THIS       expense reimbursements by the advisor
THE INCEPTION DATE OF SERIES I SHARES IS     REPORT.                                          in effect through at least April 30,
MAY 21, 1997. THE PERFORMANCE OF THE                                                          2010. See current prospectus for more
FUND'S SERIES I AND SERIES II SHARE             AIM V.I. GLOBAL HEALTH CARE FUND, A           information.
CLASSES WILL DIFFER PRIMARILY DUE TO         SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
DIFFERENT CLASS EXPENSES.                    FUNDS, IS CURRENTLY OFFERED THROUGH
                                             INSURANCE COMPANIES ISSUING
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS;

AIM V.I. GLOBAL HEALTH CARE FUND

PORTFOLIO COMPOSITION

By country, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
United States                                                        76.7%
-------------------------------------------------------------------------
Switzerland                                                           5.4
-------------------------------------------------------------------------
Germany                                                               4.8
-------------------------------------------------------------------------
United Kingdom                                                        2.4
-------------------------------------------------------------------------
Countries each less than 2.0% of portfolio                            7.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.87%

BIOTECHNOLOGY-21.64%

Acadia Pharmaceuticals Inc.(b)(c)                        62,593    $    230,968
-------------------------------------------------------------------------------
Altus Pharmaceuticals Inc.(b)(c)                         42,106         187,372
-------------------------------------------------------------------------------
Amgen Inc.(b)(c)                                         93,797       4,423,467
-------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(b)(c)                       33,107         840,587
-------------------------------------------------------------------------------
Array BioPharma Inc.(b)(c)                               74,312         349,266
-------------------------------------------------------------------------------
Avigen, Inc.(c)                                         130,833         378,107
-------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)(c)                       85,018       2,463,822
-------------------------------------------------------------------------------
Celgene Corp.(c)                                         99,308       6,342,802
-------------------------------------------------------------------------------
Genentech, Inc.(c)                                       32,606       2,474,795
-------------------------------------------------------------------------------
Gentium Spa-ADR (Italy)(b)(c)                            42,600         145,266
-------------------------------------------------------------------------------
Genzyme Corp.(c)                                         91,317       6,576,650
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)(c)                             141,870       7,512,016
-------------------------------------------------------------------------------
ImClone Systems Inc.(c)                                  34,726       1,405,014
-------------------------------------------------------------------------------
Incyte Corp.(b)(c)                                       55,215         420,186
-------------------------------------------------------------------------------
Medarex, Inc.(b)(c)                                     133,052         879,474
-------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(b)(c)                         45,761       1,629,092
-------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)(c)                          35,493       1,466,571
-------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)(c)                        44,542       1,009,322
-------------------------------------------------------------------------------
United Therapeutics Corp.(b)(c)                          37,292       3,645,293
-------------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(b)(c)                        31,917       1,068,262
-------------------------------------------------------------------------------
ZymoGenetics, Inc.(b)(c)                                 41,593         350,213
===============================================================================

                                                                     43,798,545
===============================================================================


DIVERSIFIED CHEMICALS-1.01%

Bayer A.G. (Germany)(d)                                  24,444       2,053,141
===============================================================================


DRUG RETAIL-2.26%

CVS Caremark Corp.                                       61,083       2,417,054
-------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                                  146,520       1,361,192
-------------------------------------------------------------------------------
Rite Aid Corp(b)(c)                                     497,794         791,493
===============================================================================

                                                                      4,569,739
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.97%

Agilent Technologies, Inc.(b)(c)                         55,173       1,960,848
===============================================================================


HEALTH CARE DISTRIBUTORS-2.08%

Animal Health International, Inc.(b)(c)                 117,933         734,723
-------------------------------------------------------------------------------
Celesio A.G. (Germany)(b)                                35,117       1,270,563
-------------------------------------------------------------------------------
McKesson Corp.(b)                                        39,608       2,214,483
===============================================================================

                                                                      4,219,769
===============================================================================


HEALTH CARE EQUIPMENT-12.45%

American Medical Systems Holdings, Inc.(b)(c)           153,765       2,298,787
-------------------------------------------------------------------------------
Covidien Ltd.(b)                                         43,465       2,081,539
-------------------------------------------------------------------------------
Dexcom Inc.(b)(c)                                       132,631         801,091
-------------------------------------------------------------------------------
Hologic, Inc.(b)(c)                                     117,731       2,566,536
-------------------------------------------------------------------------------
Hospira, Inc.(c)                                         48,872       1,960,256
-------------------------------------------------------------------------------
Medtronic, Inc.                                         138,142       7,148,848
-------------------------------------------------------------------------------
Nobel Biocare Holding A.G. (Switzerland)(d)              27,576         896,347
-------------------------------------------------------------------------------
ResMed Inc.(b)(c)                                        38,978       1,393,074
-------------------------------------------------------------------------------
Smith & Nephew PLC (United Kingdom)(d)                  206,527       2,268,317
-------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)(c)                         51,680       1,468,229
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                                 34,184       2,326,221
===============================================================================
                                                                     25,209,245
===============================================================================


HEALTH CARE FACILITIES-3.10%

Assisted Living Concepts Inc.-Class A(b)(c)             162,302         892,661
-------------------------------------------------------------------------------
Rhoen-Klinikum A.G. (Germany)(b)(d)                     131,333       4,166,439
-------------------------------------------------------------------------------
Tenet Healthcare Corp.(b)(c)                            220,174       1,224,167
===============================================================================
                                                                      6,283,267
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
HEALTH CARE SERVICES-5.81%

DaVita, Inc.(b)(c)                                       42,428    $  2,254,200
-------------------------------------------------------------------------------
Express Scripts, Inc.(c)                                 29,922       1,876,708
-------------------------------------------------------------------------------
HMS Holdings Corp.(b)(c)                                 35,590         764,117
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)(c)               21,215       1,477,200
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)(c)                       47,948       2,263,146
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)(c)                      18,877         929,315
-------------------------------------------------------------------------------
Quest Diagnostics Inc.(b)                                45,387       2,199,908
===============================================================================
                                                                     11,764,594
===============================================================================


HEALTH CARE SUPPLIES-1.23%

Align Technology, Inc.(b)(c)                             88,436         927,694
-------------------------------------------------------------------------------
DENTSPLY International Inc.(b)                           42,565       1,566,392
===============================================================================
                                                                      2,494,086
===============================================================================


HEALTH CARE TECHNOLOGY-0.58%

Allscripts Healthcare Solutions, Inc.(b)(c)              93,901       1,165,311
===============================================================================


INDUSTRIAL CONGLOMERATES-0.53%

Teleflex Inc.(b)                                         19,120       1,062,881
===============================================================================


LIFE & HEALTH INSURANCE-1.04%

Amil Participacoes S.A. (Brazil)(e)                     230,700       2,100,084
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-10.27%

Affymetrix, Inc.(b)(c)                                   64,620         664,940
-------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.(b)(c)                         28,528         972,805
-------------------------------------------------------------------------------
Applera Corp.-Applied Biosystems Group                   50,708       1,697,704
-------------------------------------------------------------------------------
Charles River Laboratories International, Inc.(c)        35,374       2,261,106
-------------------------------------------------------------------------------
Invitrogen Corp.(b)(c)                                   38,366       1,506,249
-------------------------------------------------------------------------------
MDS Inc. (Canada)(b)(c)                                  79,996       1,297,720
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                 86,229       3,699,224
-------------------------------------------------------------------------------
Pharmanet Development Group, Inc.(b)(c)                  64,064       1,010,289
-------------------------------------------------------------------------------
QIAGEN N.V. (Netherlands)(b)(c)                          71,801       1,445,354
-------------------------------------------------------------------------------
Sequenom Inc.(c)                                         42,024         670,703
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)(c)                     48,238       2,688,304
-------------------------------------------------------------------------------
Varian Inc.(c)                                           32,559       1,662,462
-------------------------------------------------------------------------------
Waters Corp.(c)                                          18,806       1,212,987
===============================================================================
                                                                     20,789,847
===============================================================================


MANAGED HEALTH CARE-4.95%

Aetna Inc.(b)                                            38,451       1,558,419
-------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $1,655,802)(c)(e)(f)(g)                               122,652         981,216
-------------------------------------------------------------------------------
CIGNA Corp.                                              38,875       1,375,786
-------------------------------------------------------------------------------
Health Net Inc.(c)                                       54,949       1,322,073
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 132,298       3,472,823
-------------------------------------------------------------------------------
WellPoint Inc.(b)(c)                                     27,696       1,319,991
===============================================================================
                                                                     10,030,308
===============================================================================


PERSONAL PRODUCTS-0.43%

Herbalife Ltd.(b)(c)                                     22,384         867,380
===============================================================================


PHARMACEUTICALS-28.52%

Allergan, Inc.(b)                                        28,998       1,509,346
-------------------------------------------------------------------------------
ARYx Therapeutics, Inc.(b)(c)                            84,692         667,373
-------------------------------------------------------------------------------
Biodel Inc.(b)(c)                                        27,316         355,108
-------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(b)(c)                     145,015         883,141
-------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey)(f)                           9,193          70,859
-------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey)(e)(f)                      104,939         808,864
-------------------------------------------------------------------------------
Forest Laboratories, Inc.(c)                             57,946       2,013,044
-------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (United Kingdom)(d)           125,990       1,262,806
-------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.(b)(c)                      74,372         318,312
-------------------------------------------------------------------------------
Ipsen S.A. (France)(d)                                   35,041       1,787,796
-------------------------------------------------------------------------------
Johnson & Johnson                                        71,193       4,580,558
-------------------------------------------------------------------------------
Laboratorios Almirall S.A. (Spain) (Acquired
  06/19/07; Cost $1,869,932)(d)(e)                       99,610       2,156,451
-------------------------------------------------------------------------------
Laboratorios Almirall S.A. (Spain)(d)                     1,116          24,160
-------------------------------------------------------------------------------
MAP Pharmaceuticals Inc.(b)(c)                           42,310         437,062
-------------------------------------------------------------------------------
Medicines Co. (The)(b)(c)                                27,469         544,436
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)                  44,943         933,915
-------------------------------------------------------------------------------
Merck & Co. Inc.                                        186,601       7,032,992
-------------------------------------------------------------------------------
Merck KGaA (Germany)(d)                                  15,438       2,192,115
-------------------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                          56,971       3,135,684
-------------------------------------------------------------------------------
Pfizer Inc.                                             106,314       1,857,306
-------------------------------------------------------------------------------
Pharmstandard-GDR (Russia)(e)(f)                         23,450         646,047
-------------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)(d)                      38,974       6,994,828
-------------------------------------------------------------------------------
Schering-Plough Corp.(b)                                201,190       3,961,431
-------------------------------------------------------------------------------
Shire Ltd.-ADR (United Kingdom)(b)                       26,435       1,298,752
-------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Japan)(d)                38,600       1,957,789
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)         34,000       1,557,200
-------------------------------------------------------------------------------
Wyeth                                                   182,519       8,753,611
===============================================================================
                                                                     57,740,986
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $206,757,734)                                          196,110,031
===============================================================================



MONEY MARKET FUNDS-3.77%

Liquid Assets Portfolio-Institutional Class(h)        3,816,654       3,816,654
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)              3,816,653       3,816,653
===============================================================================
     Total Money Market Funds (Cost $7,633,307)                       7,633,307
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.64% (Cost $214,391,041)                                 203,743,338
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN


MONEY MARKET FUNDS-14.22%

Liquid Assets Portfolio-Institutional Class (Cost
  $28,780,417)(h)(i)                                 28,780,417    $ 28,780,417
===============================================================================
TOTAL INVESTMENTS-114.86% (Cost $243,171,458)                       232,523,755
===============================================================================
OTHER ASSETS LESS LIABILITIES-(14.86)%                              (30,088,919)
===============================================================================
NET ASSETS-100.00%                                                 $202,434,836
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $25,760,189, which represented 12.73% of the Fund's Net Assets. See Note 1A.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $6,692,662, which represented 3.31% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2008 was $2,506,986, which represented 1.24% of the Fund's Net Assets. See Note 1A.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2008 represented 0.48% of the Fund's Net Assets.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $206,757,734)*                          $196,110,031
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $36,413,724)                  36,413,724
======================================================
     Total investments (Cost
       $243,171,458)                       232,523,755
======================================================
Foreign currencies, at value (Cost
  $171,372)                                    173,995
------------------------------------------------------
Receivables for:
  Fund shares sold                              33,397
------------------------------------------------------
  Dividends                                    121,973
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             25,211
------------------------------------------------------
Other assets                                     5,181
======================================================
     Total assets                          232,883,512
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        650,673
------------------------------------------------------
  Fund shares reacquired                       488,134
------------------------------------------------------
  Foreign currency contracts
     outstanding                               296,065
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 28,780,417
------------------------------------------------------
  Accrued fees to affiliates                   145,376
------------------------------------------------------
  Accrued other operating expenses              41,226
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              46,785
======================================================
     Total liabilities                      30,448,676
======================================================
Net assets applicable to shares
  outstanding                             $202,434,836
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $171,473,654
------------------------------------------------------
Undistributed net investment income            155,605
------------------------------------------------------
Undistributed net realized gain             41,746,021
------------------------------------------------------
Unrealized appreciation (depreciation)     (10,940,444)
======================================================
                                          $202,434,836
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $180,240,814
______________________________________________________
======================================================
Series II                                 $ 22,194,022
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     8,268,998
______________________________________________________
======================================================
Series II                                    1,029,593
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      21.80
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      21.56
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $27,671,635 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $102,910)                      $  1,177,390
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $111,903)                          259,620
======================================================
     Total investment income                 1,437,010
======================================================


EXPENSES:

Advisory fees                                  812,974
------------------------------------------------------
Administrative services fees                   300,258
------------------------------------------------------
Custodian fees                                  22,284
------------------------------------------------------
Distribution fees -- Series II                  28,385
------------------------------------------------------
Transfer agent fees                             16,454
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      11,191
------------------------------------------------------
Other                                           47,873
======================================================
     Total expenses                          1,239,419
======================================================
Less: Fees waived                               (6,363)
======================================================
     Net expenses                            1,233,056
======================================================
Net investment income                          203,954
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains from securities sold to
     affiliates of $4,604)                   4,127,443
------------------------------------------------------
  Foreign currencies                           (74,275)
------------------------------------------------------
  Foreign currency contracts                (1,123,696)
======================================================
                                             2,929,472
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (25,531,495)
------------------------------------------------------
  Foreign currencies                             2,218
------------------------------------------------------
  Foreign currency contracts                  (456,005)
======================================================
                                           (25,985,282)
======================================================
Net realized and unrealized gain (loss)    (23,055,810)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(22,851,856)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2008             2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $    203,954    $    (387,523)
-------------------------------------------------------------------------------------------------------
  Net realized gain                                                          2,929,472       50,032,609
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (25,985,282)     (15,481,212)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (22,851,856)      34,163,874
=======================================================================================================
Share transactions-net:
  Series I                                                                 (22,567,268)     (37,376,785)
-------------------------------------------------------------------------------------------------------
  Series II                                                                  3,589,311      (85,677,899)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (18,977,957)    (123,054,684)
=======================================================================================================
     Net increase (decrease) in net assets                                 (41,829,813)     (88,890,810)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      244,264,649      333,155,459
=======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $155,605 and $(48,349), respectively)                             $202,434,836    $ 244,264,649
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Health Care Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. GLOBAL HEALTH CARE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


AIM V.I. GLOBAL HEALTH CARE FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $6,363.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $29,904 for accounting and fund administrative services and reimbursed $270,354 for services provided by insurance companies.


AIM V.I. GLOBAL HEALTH CARE FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN         OTHER
INPUT LEVEL               SECURITIES       INVESTMENTS*
-------------------------------------------------------
Level 1                  $204,902,627        $(296,065)
-------------------------------------------------------
Level 2                    27,621,128               --
-------------------------------------------------------
Level 3                            --               --
=======================================================
                         $232,523,755        $(296,065)
_______________________________________________________
=======================================================




* Other investments include foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $18,721, which resulted in net realized gains of $4,604, and securities purchases of $677,870.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,783 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS


                                       OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                  CONTRACT TO                                  UNREALIZED
SETTLEMENT                                            -----------------------------------        VALUE        APPRECIATION
DATE                                                      DELIVER             RECEIVE          06/30/08      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
08/08/08                                              CHF   5,400,000     USD   5,163,264     $5,289,556        $(126,292)
---------------------------------------------------------------------------------------------------------------------------
08/08/08                                              EUR   5,900,000     USD   9,130,840      9,270,157         (139,317)
---------------------------------------------------------------------------------------------------------------------------
08/08/08                                              GBP   1,250,000     USD   2,451,625      2,482,081          (30,456)
===========================================================================================================================
  Total open foreign currency contracts                                                                         $(296,065)
___________________________________________________________________________________________________________________________
===========================================================================================================================




Currency Abbreviations:


CHF  - Swiss Franc
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007:

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $75,438,009 and $86,604,066, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 15,286,869
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (26,076,628)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(10,789,759)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $243,313,514.




AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      717,931     $ 16,339,563      1,565,542     $  36,237,613
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     233,158        5,293,779      2,076,812        46,171,584
=========================================================================================================================
Reacquired:
  Series I                                                   (1,737,778)     (38,906,831)    (3,226,676)      (73,614,398)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (77,581)      (1,704,468)    (5,774,963)     (131,849,483)
=========================================================================================================================
                                                               (864,270)    $(18,977,957)    (5,359,285)    $(123,054,684)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  24.06         $  21.51     $  20.44     $  18.90     $  17.57     $  13.75
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.02            (0.01)(a)    (0.04)(a)    (0.06)       (0.03)       (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.28)            2.56         1.11         1.60         1.36         3.85
===============================================================================================================================
     Total from investment operations                (2.26)            2.55         1.07         1.54         1.33         3.82
===============================================================================================================================
Net asset value, end of period                    $  21.80         $  24.06     $  21.51     $  20.44     $  18.90     $  17.57
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (9.39)%          11.85%        5.24%        8.15%        7.57%       27.78%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $180,241         $223,448     $235,509     $257,736     $354,889     $340,711
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.11%(c)         1.06%        1.10%        1.08%        1.11%        1.07%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.12%(c)         1.07%        1.10%        1.09%        1.11%        1.07%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.21%(c)        (0.06)%      (0.19)%      (0.24)%      (0.17)%      (0.20)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              36%              66%          79%          82%         175%         114%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $195,151,539.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               SERIES II
                                            ------------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004,
                                            SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,        (COMMENCEMENT DATE) TO
                                                JUNE 30,         ------------------------------          DECEMBER 31,
                                                  2008             2007        2006       2005               2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 23.82         $ 21.36     $ 20.34     $18.86             $18.19
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.00)          (0.07)(a)   (0.09)(a)  (0.09)             (0.05)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (2.26)           2.53        1.11       1.57               0.72
==========================================================================================================================
     Total from investment operations              (2.26)           2.46        1.02       1.48               0.67
==========================================================================================================================
Net asset value, end of period                   $ 21.56         $ 23.82     $ 21.36     $20.34             $18.86
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                    (9.49)%         11.52%       5.01%      7.85%              3.68%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $22,194         $20,817     $97,646     $   11             $   10
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 1.36%(c)        1.31%       1.35%      1.33%              1.36%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 1.37%(c)        1.32%       1.35%      1.34%              1.36%(d)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.04)%(c)      (0.31)%     (0.44)%    (0.49)%            (0.42)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                            36%             66%         79%        82%               175%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $22,832,779.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $906.10        $5.26       $1,019.34       $5.57        1.11%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        904.70         6.44        1,018.10        6.82        1.36
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. GLOBAL HEALTH CARE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Global Health Care Fund (the Fund)      (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board
                                             whether to approve the continuance of each   The discussion below serves as a summary
   The independent Trustees met separately   Invesco Aim Fund's investment advisory       of the Senior Officer's independent
during their evaluation of the Fund's        agreement and sub-advisory agreements for    written evaluation with respect to the
investment advisory agreement with           another year.                                Fund's investment advisory agreement as
independent legal counsel from whom they                                                  well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
                                             manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has
been assigned to them. The Sub-Committees    prepared an independent written              The Board reviewed the advisory services
meet throughout the year to review the       evaluation.                                  provided to the Fund by Invesco Aim under
performance of their assigned funds, and                                                  the Fund's investment advisory agreement,
the Sub-Committees review monthly and           During the annual contract renewal        the performance of Invesco Aim in
quarterly comparative performance            process, the Board considered the factors    providing these services, and the
information and periodic asset flow data     discussed below under the heading "Factors   credentials and experience of the officers
for their assigned funds. These materials    and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
are prepared under the direction and         Written Fee Evaluation" in evaluating the    these services. The Board's review of the
supervision of the independent Senior        fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   investment advisory agreement and            these services included the Board's
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
managers for their assigned funds and        renewal meetings and at their meetings       and product review process, various back
other members of management and review       throughout the year as part of their         office support functions provided by
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
investment objective(s), policies,           investment advisory agreement and            Invesco Aim's equity and fixed income
strategies and limitations of these funds.   sub-advisory agreements were considered      trading operations. The Board concluded
                                             separately, although the Board also          that the nature, extent and quality of the
   In addition to their meetings             considered the common interests of all of    advisory services provided to the Fund by
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
meet at designated contract renewal          Board considered all of the information      Invesco Aim currently is providing
meetings each year to conduct an in-depth    provided to them and did not identify any    satisfactory advisory services in
review of the performance, fees and          particular factor that was controlling.      accordance with the terms of the Fund's
expenses of their assigned funds. During     Each Trustee may have evaluated the          investment advisory agreement. In
the contract                                 information provided differently             addition, based on their ongoing meetings
                                                                                          throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. GLOBAL HEALTH CARE FUND

managers, the Board concluded that these     to be responsive to the Board's focus on     economies of scale through contractual
individuals are competent and able to        fund performance. Although the independent   breakpoints in the Fund's advisory fee
continue to carry out their                  written evaluation of the Fund's Senior      schedule or through advisory fee waivers
responsibilities under the Fund's            Officer only considered Fund performance     or expense limitations. The Board noted
investment advisory agreement.               through the most recent calendar year, the   that the Fund's contractual advisory fee
                                             Board also reviewed more recent Fund         schedule currently includes seven
   In determining whether to continue the    performance and this review did not change   breakpoints and that the level of the
Fund's investment advisory agreement, the    their conclusions.                           Fund's advisory fees, as a percentage of
Board considered the prior relationship                                                   the Fund's net assets, has decreased as
between Invesco Aim and the Fund, as well       C. Advisory Fees and Fee Waivers          net assets increased because of the
as the Board's knowledge of Invesco Aim's                                                 breakpoints. Based on this information,
operations, and concluded that it was        The Board compared the Fund's contractual    the Board concluded that the Fund's
beneficial to maintain the current           advisory fee rate to the contractual         advisory fees appropriately reflect
relationship, in part, because of such       advisory fee rates of funds in the Fund's    economies of scale at current asset
knowledge. The Board also considered the     Lipper expense group that are not managed    levels. The Board also noted that the Fund
steps that Invesco Aim and its affiliates    by Invesco Aim, at a common asset level      shares directly in economies of scale
have taken over the last several years to    and as of the end of the past calendar       through lower fees charged by third party
improve the quality and efficiency of the    year. The Board noted that the Fund's        service providers based on the combined
services they provide to the AIM Funds in    contractual advisory fee rate was below      size of all of the AIM Funds and
the areas of investment performance,         the median contractual advisory fee rate     affiliates.
product line diversification,                of funds in its expense group. The Board
distribution, fund operations, shareholder   also reviewed the methodology used by           E. Profitability and Financial
services and compliance. The Board           Lipper in determining contractual fee              Resources of Invesco Aim
concluded that the quality and efficiency    rates.
of the services Invesco Aim and its                                                       The Board reviewed information from
affiliates provide to the AIM Funds in          The Board also compared the Fund's        Invesco Aim concerning the costs of the
each of these areas generally have           effective fee rate (the advisory fee after   advisory and other services that Invesco
improved, and support the Board's approval   any advisory fee waivers and before any      Aim and its affiliates provide to the Fund
of the continuance of the Fund's             expense limitations/waivers) to the          and the profitability of Invesco Aim and
investment advisory agreement.               advisory fee rates of other clients of       its affiliates in providing these
                                             Invesco Aim and its affiliates with          services. The Board also reviewed
   B. Fund Performance                       investment strategies comparable to those    information concerning the financial
                                             of the Fund, including one mutual fund       condition of Invesco Aim and its
The Board compared the Fund's performance    advised by Invesco Aim and one mutual        affiliates. The Board also reviewed with
during the past one, three and five          funds sub-advised by an Invesco Aim          Invesco Aim the methodology used to
calendar years to the performance of funds   affiliate. The Board noted that the Fund's   prepare the profitability information. The
in the Fund's performance group that are     rate was: (i) above the rate for the         Board considered the overall profitability
not managed by Invesco Aim, and against      mutual fund; and (ii) above the              of Invesco Aim, as well as the
the performance of all funds in the Lipper   sub-advisory fee rate for the sub-advised    profitability of Invesco Aim in connection
Variable Annuity Underlying Funds --         mutual fund.                                 with managing the Fund. The Board noted
Health/Biotechnology Index. The Board also                                                that Invesco Aim continues to operate at a
reviewed the criteria used by Invesco Aim       The Board noted that Invesco Aim has      net profit, although increased expenses in
to identify the funds in the Fund's          contractually agreed to waive fees and/or    recent years have reduced the
performance group for inclusion in the       limit expenses of the Fund through at        profitability of Invesco Aim and its
Lipper reports. The Board noted that the     least April 30, 2010 in an amount            affiliates. The Board concluded that the
Fund's performance was in the third          necessary to limit total annual operating    Fund's fees were fair and reasonable, and
quintile of its performance group for the    expenses to a specified percentage of        that the level of profits realized by
one year period, and the fifth quintile      average daily net assets for each class of   Invesco Aim and its affiliates from
for the three and five year periods (the     the Fund. The Board considered the           providing services to the Fund was not
first quintile being the best performing     contractual nature of this fee waiver and    excessive in light of the nature, quality
funds and the fifth quintile being the       noted that it remains in effect until at     and extent of the services provided. The
worst performing funds). The Board noted     least April 30, 2010. The Board also         Board considered whether Invesco Aim is
that the Fund's performance was below the    considered the effect this expense           financially sound and has the resources
performance of the Index for the one,        limitation would have on the Fund's          necessary to perform its obligations under
three, and five year periods. The Board      estimated total expenses.                    the Fund's investment advisory agreement,
noted that Invesco Aim made changes to the                                                and concluded that Invesco Aim has the
Fund's portfolio management team in 2005        After taking account of the Fund's        financial resources necessary to fulfill
and 2006, which appear to be producing       contractual advisory fee rate, as well as    these obligations.
encouraging results, but Invesco Aim will    the comparative advisory fee information
continue to monitor the Fund. The Board      and the expense limitation discussed            F. Independent Written Evaluation of
also considered the steps Invesco Aim has    above, the Board concluded that the Fund's         the Fund's Senior Officer
taken over the last several years to         advisory fees were fair and reasonable.
improve the quality and efficiency of the                                                 The Board noted that, at their direction,
services that Invesco Aim provides to the       D. Economies of Scale and Breakpoints     the Senior Officer of the Fund, who is
AIM Funds. The Board concluded that                                                       independent of Invesco Aim and Invesco
Invesco Aim continues                        The Board considered the extent to which     Aim's affiliates, had prepared an
                                             there are economies of scale in Invesco      independent written evaluation to assist
                                             Aim's provision of advisory services to      the Board in determining the
                                             the Fund. The Board also considered          reasonableness
                                             whether the Fund benefits from such
                                                                                                                           continued

AIM V.I. GLOBAL HEALTH CARE FUND

of the proposed management fees of the AIM   funds advised by Invesco Aim pursuant to        B. Fund Performance
Funds, including the Fund. The Board noted   procedures approved by the Board. The
that they had relied upon the Senior         Board noted that Invesco Aim will receive    The Board did not view Fund performance as
Officer's written evaluation instead of a    advisory fees from these affiliated money    a relevant factor in considering whether
competitive bidding process. In              market funds attributable to such            to approve the sub-advisory agreements for
determining whether to continue the Fund's   investments, although Invesco Aim has        the Fund, as no Affiliated Sub-Adviser
investment advisory agreement, the Board     contractually agreed to waive through at     currently manages any portion of the
considered the Senior Officer's written      least April 30, 2010, the advisory fees      Fund's assets.
evaluation.                                  payable by the Fund in an amount equal to
                                             100% of the net advisory fees Invesco Aim       C. Sub-Advisory Fees
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
                                             investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
The Board considered various other           cash collateral. The Board considered the    pursuant to the sub-advisory agreements
benefits received by Invesco Aim and its     contractual nature of this fee waiver and    and the services to be provided by Invesco
affiliates resulting from Invesco Aim's      noted that it remains in effect until at     Aim pursuant to the Fund's investment
relationship with the Fund, including the    least April 30, 2010. The Board concluded    advisory agreement, as well as the
fees received by Invesco Aim and its         that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
affiliates for their provision of            cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
administrative, transfer agency and          securities lending arrangements in the       the sub-advisory agreements. The Board
distribution services to the Fund. The       affiliated money market funds is in the      noted that the sub-advisory fees have no
Board considered the performance of          best interests of the Fund and its           direct effect on the Fund or its
Invesco Aim and its affiliates in            shareholders.                                shareholders, as they are paid by Invesco
providing these services and the                                                          Aim to the Affiliated Sub-Advisers, and
organizational structure employed by         II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
Invesco Aim and its affiliates to provide                                                 Sub-Advisers are affiliates. After taking
these services. The Board also considered       A. Nature, Extent and Quality of          account of the Fund's contractual
that these services are provided to the            Services Provided by Affiliated        sub-advisory fee rate, as well as other
Fund pursuant to written contracts which           Sub-Advisers                           relevant factors, the Board concluded that
are reviewed and approved on an annual                                                    the Fund's sub-advisory fees were fair and
basis by the Board. The Board concluded      The Board reviewed the services to be        reasonable.
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco
providing these services in a satisfactory   Asset Management Deutschland, GmbH,             D. Financial Resources of the
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco          Affiliated Sub-Advisers
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco
continue to provide these services to the    Australia Limited, Invesco Global Asset      The Board considered whether each
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
                                             Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
   The Board considered the benefits         Inc. and Invesco Senior Secured              perform its obligations under its
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          respective sub-advisory agreement, and
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
through "soft dollar" arrangements. Under    sub-advisory agreements and the              has the financial resources necessary to
these arrangements, portfolio brokerage      credentials and experience of the officers   fulfill these obligations.
commissions paid by the Fund and/or other    and employees of the Affiliated
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
                                             shareholders by permitting Invesco Aim to
   The Board considered the fact that the    utilize the additional resources and
Fund's uninvested cash and cash collateral   talent of the Affiliated Sub-Advisers in
from any securities lending arrangements     managing the Fund.
may be invested in money market

AIM V.I. GLOBAL HEALTH CARE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Global Health Care Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restrictions on underwriting securities.

(4)(d) Approve modification of fundamental restrictions on industry concentration.

(4)(e) Approve modification of fundamental restrictions on real estate investments.

(4)(f) Approve modification of fundamental restrictions on purchasing or selling commodities.

(4)(g) Approve modification of fundamental restrictions on making loans.

(4)(h) Approve modification of fundamental restrictions on investment in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:

                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D................................................   475,170,544          19,454,668
         Raymond Stickel, Jr.............................................   475,420,825          19,204,387
         Philip A. Taylor ...............................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a share
         class without a shareholder vote........................   438,131,484        35,586,925         20,906,803
(3)      Approve a new sub-advisory agreement between Invesco Aim
         Advisors, Inc. and each of AIM Funds Management, Inc.;
         Invesco Asset Management Deutschland, GmbH; Invesco
         Asset Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited; Invesco
         Global Asset Management (N.A.), Inc.; Invesco Hong Kong
         Limited; Invesco Institutional (N.A.), Inc.; and Invesco
         Senior Secured Management, Inc..........................     8,360,968           260,347            474,554
(4)(a)   Approve modification of fundamental restriction on
         issuer diversification..................................     8,416,124           292,765            386,980
(4)(b)   Approve modification of fundamental restrictions on
         issuing senior securities and borrowing money...........     8,346,334           362,695            386,840
(4)(c)   Approve modification of fundamental restriction on
         underwriting securities.................................     8,326,407           382,482            386,980
(4)(d)   Approve modification of fundamental restriction on
         industry concentration..................................     8,405,530           302,410            387,929
(4)(e)   Approve modification of fundamental restriction on real
         estate investments......................................     8,414,449           297,665            383,755
(4)(f)   Approve modification of fundamental restriction on
         purchasing or selling commodities.......................     8,360,483           348,546            386,840
(4)(g)   Approve modification of fundamental restriction on
         making loans............................................     8,379,001           326,380            390,488
(4)(h)   Approve modification of fundamental restriction on
         investment in investment companies......................     8,410,057           295,324            390,488
(5)      Approve making the investment objective of the fund non-
         fundamental.............................................     8,158,276           402,148            535,445



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. GLOBAL HEALTH CARE FUND

[INVESCO AIM LOGO]             AIM V.I. GLOBAL REAL ESTATE FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges.
If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -14.31%
Series II Shares                                                                -14.40
MSCI World Index(TRIANGLE) (Broad Market Index)                                 -10.57
FTSE EPRA/NAREIT Global Real Estate Index(BOX) (Style-Specific Index)           -13.71
Lipper VUF Real Estate Funds Category Average(TRIANGLE) (Peer Group)             -6.27

(TRIANGLE)Lipper Inc.; (BOX)Invesco Aim, Bloomberg L.P.

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.
   The FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by FTSE Group (an independent company, originally a joint venture of the
Financial Times and the London Stock Exchange, whose sole business is the creation and management of indexes and associated data services); NAREIT and
EPRA.
   THE LIPPER VUF REAL ESTATE FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. Compared to the S&P/Citigroup World ex-U.S. BMI.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED REPRESENT     THROUGH INSURANCE COMPANIES ISSUING
As of 6/30/08                                PAST PERFORMANCE AND CANNOT GUARANTEE        VARIABLE PRODUCTS. YOU CANNOT PURCHASE
                                             COMPARABLE FUTURE RESULTS; CURRENT           SHARES OF THE FUND DIRECTLY. PERFORMANCE
SERIES I SHARES                              PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FIGURES GIVEN REPRESENT THE FUND AND ARE
Inception (3/31/98)                 10.82%   CONTACT YOUR VARIABLE PRODUCT ISSUER OR      NOT INTENDED TO REFLECT ACTUAL VARIABLE
10 Years                            11.67    FINANCIAL ADVISOR FOR THE MOST RECENT        PRODUCT VALUES. THEY DO NOT REFLECT SALES
 5 Years                            16.73    MONTH-END VARIABLE PRODUCT PERFORMANCE.      CHARGES, EXPENSES AND FEES ASSESSED IN
 1 Year                            -18.26    PERFORMANCE FIGURES REFLECT FUND EXPENSES,   CONNECTION WITH A VARIABLE PRODUCT. SALES
                                             REINVESTED DISTRIBUTIONS AND CHANGES IN      CHARGES, EXPENSES AND FEES, WHICH ARE
SERIES II SHARES                             NET ASSET VALUE. INVESTMENT RETURN AND       DETERMINED BY THE VARIABLE PRODUCT
10 Years                            11.41%   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   ISSUERS, WILL VARY AND WILL LOWER THE
 5 Years                            16.46    MAY HAVE A GAIN OR LOSS WHEN YOU SELL        TOTAL RETURN.
 1 Year                            -18.42    SHARES.                                         THE MOST RECENT MONTH-END PERFORMANCE
==========================================      THE TOTAL ANNUAL FUND OPERATING EXPENSE   DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             RATIO SET FORTH IN THE MOST RECENT FUND      PRODUCT CHARGES, IS AVAILABLE ON THE
SERIES II SHARES' INCEPTION DATE IS APRIL    PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESCO AIM AUTOMATED INFORMATION LINE,
30, 2004. RETURNS SINCE THAT DATE ARE        FOR SERIES I AND SERIES II SHARES WAS        866 702 4402. AS MENTIONED ABOVE, FOR THE
HISTORICAL. ALL OTHER RETURNS ARE THE        1.13% AND 1.38%, RESPECTIVELY. THE EXPENSE   MOST RECENT MONTH-END PERFORMANCE
BLENDED RETURNS OF THE HISTORICAL            RATIOS PRESENTED ABOVE MAY VARY FROM THE     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
PERFORMANCE OF SERIES II SHARES SINCE        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
THEIR INCEPTION AND THE RESTATED             OF THIS REPORT THAT ARE BASED ON EXPENSES    FINANCIAL ADVISOR.
HISTORICAL PERFORMANCE OF SERIES I SHARES    INCURRED DURING THE PERIOD COVERED BY THIS      HAD THE ADVISOR NOT WAIVED FEES AND/OR
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    REPORT.                                      REIMBURSED EXPENSES IN THE PAST,
II SHARES) ADJUSTED TO REFLECT THE RULE         AIM V.I. GLOBAL REAL ESTATE FUND, A       PERFORMANCE WOULD HAVE BEEN LOWER.
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
THE INCEPTION DATE OF SERIES I SHARES IS     FUNDS, IS CURRENTLY OFFERED
MARCH 31, 1998.
   THE PERFORMANCE OF THE FUND'S SERIES I
AND SERIES II SHARE CLASSES WILL DIFFER
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.

AIM V.I. GLOBAL REAL ESTATE FUND

PORTFOLIO COMPOSITION

By property type, based on Net Assets,
as of June 30, 2008



-------------------------------------------------------------------------
Diversified                                                          36.0%
-------------------------------------------------------------------------
Retail                                                               24.0
-------------------------------------------------------------------------
Office                                                               13.5
-------------------------------------------------------------------------
Residential                                                           8.9
-------------------------------------------------------------------------
Healthcare                                                            5.1
-------------------------------------------------------------------------
Industrial                                                            4.5
-------------------------------------------------------------------------
Lodging-Resorts                                                       1.8
-------------------------------------------------------------------------
Self Storage                                                          1.8
-------------------------------------------------------------------------
Specialty                                                             1.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-97.13%

AUSTRALIA-10.52%

CFS Retail Property Trust(a)                            606,800    $  1,075,797
-------------------------------------------------------------------------------
GPT Group(a)                                          1,006,400       2,141,097
-------------------------------------------------------------------------------
Mirvac Group(a)                                         487,100       1,381,728
-------------------------------------------------------------------------------
Stockland(a)                                            707,400       3,653,984
-------------------------------------------------------------------------------
Westfield Group(a)(b)                                   412,600       6,426,158
===============================================================================
                                                                     14,678,764
===============================================================================


AUSTRIA-0.31%

Conwert Immobilien Invest S.E.(c)                        24,900         428,106
===============================================================================


CANADA-3.77%

Boardwalk Real Estate Investment Trust                   30,600       1,138,277
-------------------------------------------------------------------------------
Cominar Real Estate Investment Trust                     15,500         329,386
-------------------------------------------------------------------------------
H&R Real Estate Investment Trust                         51,400         904,362
-------------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust             40,500         726,872
-------------------------------------------------------------------------------
RioCan Real Estate Investment Trust                     110,900       2,157,778
===============================================================================
                                                                      5,256,675
===============================================================================


CHINA-0.21%

Guangzhou R&F Properties Co. Ltd.-Class H                72,000         134,262
-------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                           138,000         158,401
===============================================================================
                                                                        292,663
===============================================================================


FINLAND-0.72%

Citycon Oyj                                             197,913       1,000,249
===============================================================================


FRANCE-6.13%

Gecina S.A.(b)                                            7,400         893,639
-------------------------------------------------------------------------------
Klepierre(b)                                             20,100       1,006,845
-------------------------------------------------------------------------------
Orco Property Group(a)                                    5,200         303,661
-------------------------------------------------------------------------------
Societe Immobiliere de Location pour I'Industrie
  et le Commerce(b)                                       3,900         488,169
-------------------------------------------------------------------------------
Unibail-Rodamco(b)                                       25,400       5,864,025
===============================================================================
                                                                      8,556,339
===============================================================================


HONG KONG-12.61%

China Overseas Land & Investment Ltd.                   952,000       1,504,192
-------------------------------------------------------------------------------
China Overseas Land & Investment Ltd.-Wts.,
  expiring 08/27/08(c)                                   57,833           8,159
-------------------------------------------------------------------------------
China Resources Land Ltd.                               159,800         221,338
-------------------------------------------------------------------------------
Hang Lung Properties Ltd.                               898,000       2,879,202
-------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                             352,000       1,492,480
-------------------------------------------------------------------------------
Kerry Properties Ltd.                                   235,400       1,236,278
-------------------------------------------------------------------------------
Link REIT (The)                                         885,000       2,015,775
-------------------------------------------------------------------------------
New World Development Co., Ltd.(b)                    1,042,400       2,117,430
-------------------------------------------------------------------------------
Sino Land Co. Ltd.(b)                                   526,000       1,043,163
-------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                           332,500         187,629
-------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.(b)                         361,000       4,887,306
===============================================================================
                                                                     17,592,952
===============================================================================


ITALY-0.38%

Beni Stabili S.p.A.(a)                                  534,700         530,371
===============================================================================


JAPAN-12.56%

AEON Mall Co., Ltd.(a)(b)                                16,800         495,350
-------------------------------------------------------------------------------
Japan Real Estate Investment Corp.(b)                       158       1,670,339
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
JAPAN-(CONTINUED)

Mitsubishi Estate Co. Ltd.(a)(b)
271,000
                                                     $6,188,166
-------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.(b)                             246,000       5,244,814
-------------------------------------------------------------------------------
Nippon Building Fund Inc.(b)                                194       2,277,988
-------------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.(b)                      75         562,557
-------------------------------------------------------------------------------
NTT Urban Development Corp.                                 533         697,815
-------------------------------------------------------------------------------
TOKYU REIT, Inc.(b)                                          47         381,146
===============================================================================
                                                                     17,518,175
===============================================================================


LUXEMBOURG-0.49%

ProLogis European Properties(b)                          47,900         681,981
===============================================================================


NETHERLANDS-2.14%

Corio N.V.(b)                                            26,500       2,058,032
-------------------------------------------------------------------------------
Plaza Centers N.V.                                      110,200         351,212
-------------------------------------------------------------------------------
Wereldhave N.V.(b)                                        5,400         568,572
===============================================================================
                                                                      2,977,816
===============================================================================


NEW ZEALAND-0.27%

Goodman Property Trust(a)(b)                            413,300         379,586
===============================================================================


NORWAY-0.00%

Norwegian Property A.S.A.(c)                             21,513             338
===============================================================================


SINGAPORE-2.98%

Ascendas Real Estate Investment Trust                   410,000         666,005
-------------------------------------------------------------------------------
Capitaland Ltd.(b)                                      319,000       1,339,900
-------------------------------------------------------------------------------
CapitaMall Trust                                        979,000       2,151,569
===============================================================================
                                                                      4,157,474
===============================================================================


SWEDEN-0.84%

Fabege A.B.(b)                                           76,400         507,525
-------------------------------------------------------------------------------
Hufvudstaden A.B.(a)(b)                                  69,700         668,887
===============================================================================
                                                                      1,176,412
===============================================================================


UNITED KINGDOM-6.83%

British Land Co. PLC(b)                                 149,200       2,091,587
-------------------------------------------------------------------------------
Capital & Regional PLC                                   28,800         108,997
-------------------------------------------------------------------------------
Derwent London PLC(b)                                    78,800       1,579,527
-------------------------------------------------------------------------------
Land Securities Group PLC(b)                            116,000       2,828,787
-------------------------------------------------------------------------------
Quintain Estates & Development PLC                       63,700         238,859
-------------------------------------------------------------------------------
Segro PLC(b)                                            130,700       1,017,239
-------------------------------------------------------------------------------
Shaftesbury PLC                                          97,600         757,711
-------------------------------------------------------------------------------
Unite Group PLC(b)                                      155,200         718,169
-------------------------------------------------------------------------------
Workspace Group PLC(b)                                   63,300         182,128
===============================================================================
                                                                      9,523,004
===============================================================================


UNITED STATES-36.37%

Alexandria Real Estate Equities, Inc.(a)                 14,500       1,411,430
-------------------------------------------------------------------------------
AMB Property Corp.(a)                                    21,300       1,073,094
-------------------------------------------------------------------------------
Boston Properties, Inc.(a)                               14,000       1,263,080
-------------------------------------------------------------------------------
BRE Properties, Inc.(a)                                  30,500       1,320,040
-------------------------------------------------------------------------------
Camden Property Trust(a)                                 30,700       1,358,782
-------------------------------------------------------------------------------
CBL & Associates Properties, Inc.(a)                     29,700         678,348
-------------------------------------------------------------------------------
DCT Industrial Trust Inc.(a)                             62,000         513,360
-------------------------------------------------------------------------------
Developers Diversified Realty Corp.(a)                   45,800       1,589,718
-------------------------------------------------------------------------------
Digital Realty Trust, Inc.(a)                            34,000       1,390,940
-------------------------------------------------------------------------------
Douglas Emmett, Inc.(a)                                  37,300         819,481
-------------------------------------------------------------------------------
Equity Residential(a)                                    80,900       3,096,043
-------------------------------------------------------------------------------
Essex Property Trust, Inc.(a)                            18,700       1,991,550
-------------------------------------------------------------------------------
Federal Realty Investment Trust(a)                       28,200       1,945,800
-------------------------------------------------------------------------------
General Growth Properties, Inc.(a)                       77,800       2,725,334
-------------------------------------------------------------------------------
HCP, Inc.(a)                                             46,700       1,485,527
-------------------------------------------------------------------------------
Health Care REIT, Inc.(a)                                40,000       1,780,000
-------------------------------------------------------------------------------
Host Hotels & Resorts Inc.(a)                           165,189       2,254,830
-------------------------------------------------------------------------------
Kimco Realty Corp.(a)                                    56,900       1,964,188
-------------------------------------------------------------------------------
Macerich Co. (The)(a)                                    13,900         863,607
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                   18,500         632,145
-------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.(a)               15,700         801,328
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc.(a)                    36,600       1,152,534
-------------------------------------------------------------------------------
ProLogis(a)                                              54,714       2,973,706
-------------------------------------------------------------------------------
Public Storage(a)                                        31,400       2,536,806
-------------------------------------------------------------------------------
Senior Housing Properties Trust(a)                       29,700         580,041
-------------------------------------------------------------------------------
Simon Property Group, Inc.(a)                            46,300       4,161,907
-------------------------------------------------------------------------------
SL Green Realty Corp.(a)                                 34,600       2,862,112
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(a)              6,600         264,462
-------------------------------------------------------------------------------
Ventas, Inc.(a)                                          50,000       2,128,500
-------------------------------------------------------------------------------
Vornado Realty Trust(a)                                  23,100       2,032,800
-------------------------------------------------------------------------------
Washington Real Estate Investment Trust(a)               35,800       1,075,790
===============================================================================
                                                                     50,727,283
===============================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $136,323,557)                                135,478,188
===============================================================================



MONEY MARKET FUNDS-3.26%

Liquid Assets Portfolio-Institutional Class(e)        2,276,598       2,276,598
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              2,276,598       2,276,598
===============================================================================
     Total Money Market Funds (Cost $4,553,196)                       4,553,196
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.39% (Cost $140,876,753)                                 140,031,384
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-28.27%

Liquid Assets Portfolio-Institutional Class (Cost
  $39,440,121)(e)(f)                                 39,440,121    $ 39,440,121
===============================================================================
TOTAL INVESTMENTS-128.66% (Cost $180,316,874)                       179,471,505
===============================================================================
OTHER ASSETS LESS LIABILITIES-(28.66)%                              (39,982,933)
===============================================================================
NET ASSETS-100.00%                                                  139,488,572
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust
Wts.  - Warrants


Notes to Schedule of Investments:

(a)   All or a portion of this security was out on loan at June 30, 2008.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $54,169,015, which represented 38.83% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $136,323,557)*                          $135,478,188
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $43,993,317)                  43,993,317
======================================================
     Total investments (Cost
       $180,316,874)                       179,471,505
======================================================
Foreign currencies, at value (Cost
  $710,384)                                    468,973
------------------------------------------------------
Receivables for:
  Investments sold                              86,958
------------------------------------------------------
  Fund shares sold                              73,104
------------------------------------------------------
  Dividends                                    865,716
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             13,948
------------------------------------------------------
Other assets                                     2,474
======================================================
     Total assets                          180,982,678
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      1,733,706
------------------------------------------------------
  Fund shares reacquired                       143,857
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 39,440,121
------------------------------------------------------
  Accrued fees to affiliates                    83,697
------------------------------------------------------
  Accrued other operating expenses              71,685
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              21,040
======================================================
     Total liabilities                      41,494,106
======================================================
Net assets applicable to shares
  outstanding                             $139,488,572
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $132,246,572
------------------------------------------------------
Undistributed net investment income          1,513,285
------------------------------------------------------
Undistributed net realized gain              6,565,113
------------------------------------------------------
Unrealized appreciation (depreciation)        (836,398)
======================================================
                                          $139,488,572
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $136,262,918
______________________________________________________
======================================================
Series II                                 $  3,225,654
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     7,266,808
______________________________________________________
======================================================
Series II                                      173,952
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      18.75
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      18.54
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $38,256,789 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $187,200)                      $  2,400,929
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $93,977)                           139,560
======================================================
     Total investment income                 2,540,489
======================================================


EXPENSES:

Advisory fees                                  496,918
------------------------------------------------------
Administrative services fees                   178,205
------------------------------------------------------
Custodian fees                                  37,737
------------------------------------------------------
Distribution fees -- Series II                   3,683
------------------------------------------------------
Transfer agent fees                             11,146
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,917
------------------------------------------------------
Other                                           46,102
======================================================
     Total expenses                            783,708
======================================================
Less: Fees waived and expense offset
  arrangement(s)                                (1,947)
======================================================
     Net expenses                              781,761
======================================================
Net investment income                        1,758,728
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (4,134,636)
------------------------------------------------------
  Foreign currencies                           (69,190)
======================================================
                                            (4,203,826)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (19,029,183)
------------------------------------------------------
  Foreign currencies                             5,993
======================================================
                                           (19,023,190)
======================================================
Net realized and unrealized gain (loss)    (23,227,016)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(21,468,288)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2008            2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment income                                                      $  1,758,728    $  2,427,957
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                     (4,203,826)     15,127,356
-------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                        (19,023,190)    (26,948,462)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (21,468,288)     (9,393,149)
=======================================================================================================
Distributions to shareholders from net investment income:
Series I                                                                             --      (9,098,630)
-------------------------------------------------------------------------------------------------------
Series II                                                                            --        (158,255)
=======================================================================================================
     Total distributions from net investment income                                 --       (9,256,885)
=======================================================================================================
Distributions to shareholders from net realized gains:
Series I                                                                             --     (21,716,323)
-------------------------------------------------------------------------------------------------------
Series II                                                                            --        (378,839)
=======================================================================================================
  Total distributions from net realized gains                                        --     (22,095,162)
=======================================================================================================
Share transactions-net:
Series I                                                                     13,473,014      (8,779,766)
-------------------------------------------------------------------------------------------------------
Series II                                                                     1,064,732       3,015,866
=======================================================================================================
  Net increase (decrease) in net assets resulting from share
     transactions                                                            14,537,746      (5,763,900)
=======================================================================================================
  Net increase (decrease) in net assets                                      (6,930,542)    (46,509,096)
_______________________________________________________________________________________________________
=======================================================================================================


NET ASSETS:

Beginning of period                                                         146,419,114     192,928,210
=======================================================================================================
End of period (including undistributed net investment income of
  $1,513,285 and $(245,443), respectively)                                  139,488,572     146,419,114
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Real Estate Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is high total return through growth of capital and current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. GLOBAL REAL ESTATE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in

AIM V.I. GLOBAL REAL ESTATE FUND

      Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc. ("Invesco Real Estate"), Invesco Aim pays Invesco Real Estate 40% of the amount of Invesco Aim's compensation on the sub advised assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.


AIM V.I. GLOBAL REAL ESTATE FUND

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $1,720.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $153,342 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $125,302,489
--------------------------------------
Level 2                    54,169,016
--------------------------------------
Level 3                            --
======================================
                         $179,471,505
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $227.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

AIM V.I. GLOBAL REAL ESTATE FUND
and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,681 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $48,982,596 and $34,787,003, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 11,729,103
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (21,465,948)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (9,736,845)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $189,208,350.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,887,527     $ 38,007,030      2,348,323     $  69,998,283
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      75,371        1,548,136         99,437         2,780,132
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      1,296,380        30,814,953
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         22,826           537,094
=========================================================================================================================

Reacquired:
  Series I                                                   (1,192,588)     (24,534,016)    (3,775,973)     (109,593,002)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (23,613)        (483,404)       (10,949)         (301,360)
=========================================================================================================================
                                                                746,697     $ 14,537,746        (19,956)    $  (5,763,900)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. GLOBAL REAL ESTATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  21.88         $  28.74     $  21.06     $ 19.13     $ 14.34     $ 10.49
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.24             0.38(a)      0.33(a)     0.38(a)     0.32(a)     0.20
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (3.37)           (1.52)        8.61        2.34        4.92        3.87
=============================================================================================================================
     Total from investment operations                 (3.13)           (1.14)        8.94        2.72        5.24        4.07
=============================================================================================================================
Less distributions:
  Dividends from net investment income                   --            (1.69)       (0.28)      (0.22)      (0.14)      (0.22)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --            (4.03)       (0.98)      (0.57)      (0.31)         --
=============================================================================================================================
     Total distributions                                 --            (5.72)       (1.26)      (0.79)      (0.45)      (0.22)
=============================================================================================================================
Net asset value, end of period                     $  18.75         $  21.88     $  28.74     $ 21.06     $ 19.13     $ 14.34
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      (14.31)%          (5.54)%      42.60%      14.24%      36.58%      38.82%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $136,263         $143,773     $192,617     $99,977     $79,391     $26,087
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.17%(c)         1.13%        1.15%       1.21%       1.31%       1.35%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.17%(c)         1.22%        1.30%       1.36%       1.42%       1.62%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                           2.66%(c)         1.31%        1.32%       1.91%       1.96%       3.02%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                               26%              57%          84%         51%         34%        126%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $130,277,406.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. GLOBAL REAL ESTATE FUND

                                                                               SERIES II
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,         ----------------------------       TO DECEMBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 21.66         $28.57     $20.98     $19.12            $13.96
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.21           0.29(a)    0.27(a)    0.34(a)           0.20(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (3.33)         (1.49)      8.58       2.31              5.41
========================================================================================================================
     Total from investment operations                 (3.12)         (1.20)      8.85       2.65              5.61
========================================================================================================================
Less distributions:
  Dividends from net investment income                   --          (1.68)     (0.28)     (0.22)            (0.14)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --          (4.03)     (0.98)     (0.57)            (0.31)
========================================================================================================================
     Total distributions                                 --          (5.71)     (1.26)     (0.79)            (0.45)
========================================================================================================================
Net asset value, end of period                      $ 18.54         $21.66     $28.57     $20.98            $19.12
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (14.40)%        (5.76)%    42.30%     13.85%            40.23%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 3,226         $2,646     $  311     $   62            $   14
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.42%(c)       1.38%      1.40%      1.45%             1.45%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.42%(c)       1.47%      1.55%      1.61%             1.66%(d)
========================================================================================================================
Ratio of net investment income to average
  net assets                                           2.41%(c)       1.06%      1.07%      1.67%             1.82%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                               26%            57%        84%        51%               34%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $2,962,277.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

AIM V.I. GLOBAL REAL ESTATE FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $856.90        $5.40       $1,019.05       $5.87        1.17%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        856.00         6.55        1,017.80        7.12        1.42
---------------------------------------------------------------------------------------------------



((1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
((2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     an independent company, Lipper, Inc.         the result of years of review and
Variable Insurance Funds is required under   (Lipper), under the direction and            negotiation between the Trustees and
the Investment Company Act of 1940 to        supervision of the independent Senior        Invesco Aim, that the Trustees may focus
approve annually the renewal of the AIM      Officer who also prepares a separate         to a greater extent on certain aspects of
V.I. Global Real Estate Funds (the Fund)     analysis of this information for the         these arrangements in some years than in
investment advisory agreement with Invesco   Trustees. Each Sub-Committee then makes      others, and that the Trustees'
Aim Advisors, Inc. (Invesco Aim). During     recommendations to the Investments           deliberations and conclusions in a
contract renewal meetings held on June       Committee regarding the performance, fees    particular year may be based in part on
18-19, 2008, the Board as a whole and the    and expenses of their assigned funds. The    their deliberations and conclusions of
disinterested or "independent" Trustees,     Investments Committee considers each         these same arrangements throughout the
voting separately, approved the              Sub-Committee's recommendations and makes    year and in prior years.
continuance of the Fund's investment         its own recommendations regarding the
advisory agreement for another year,         performance, fees and expenses of the AIM    FACTORS AND CONCLUSIONS AND SUMMARY OF
effective July 1, 2008. In doing so, the     Funds to the full Board. The Investments     INDEPENDENT WRITTEN FEE EVALUATION
Board determined that the Fund's             Committee also considers each                The discussion below serves as a summary
investment advisory agreement is in the      Sub-Committee's recommendations in making    of the Senior Officer's independent
best interests of the Fund and its           its annual recommendation to the Board       written evaluation with respect to the
shareholders and that the compensation to    whether to approve the continuance of each   Fund's investment advisory agreement as
Invesco Aim under the Fund's investment      AIM Fund's investment advisory agreement     well as a discussion of the material
advisory agreement is fair and reasonable.   and sub-advisory agreements for another      factors and related conclusions that
   The independent Trustees met separately   year.                                        formed the basis for the Board's approval
during their evaluation of the Fund's           The independent Trustees are assisted     of the Fund's investment advisory
investment advisory agreement with           in their annual evaluation of the Fund's     agreement and sub-advisory agreements.
independent legal counsel from whom they     investment advisory agreement by the         Unless otherwise stated, information set
received independent legal advice, and the   independent Senior Officer. One              forth below is as of June 19, 2008 and
independent Trustees also received           responsibility of the Senior Officer is to   does not reflect any changes that may have
assistance during their deliberations from   manage the process by which the AIM Funds'   occurred since that date, including but
the independent Senior Officer, a            proposed management fees are negotiated      not limited to changes to the Fund's
full-time officer of the AIM Funds who       during the annual contract renewal process   performance, advisory fees, expense
reports directly to the independent          to ensure that they are negotiated in a      limitations and/or fee waivers.
Trustees.                                    manner that is at arms' length and
                                             reasonable. Accordingly, the Senior          I. Investment Advisory Agreement
THE BOARD'S FUND EVALUATION PROCESS          Officer must either supervise a                 A. Nature, Extent and Quality of
The Board's Investments Committee has        competitive bidding process or prepare an          Services Provided by Invesco Aim
established three Sub-Committees that are    independent written evaluation. The Senior   The Board reviewed the advisory services
responsible for overseeing the management    Officer has recommended that an              provided to the Fund by Invesco Aim under
of a number of the series portfolios of      independent written evaluation be provided   the Fund's investment advisory agreement,
the AIM Funds. This Sub-Committee            and, at the direction of the Board, has      the performance of Invesco Aim in
structure permits the Trustees to focus on   prepared an independent written              providing these services, and the
the performance of the AIM Funds that have   evaluation.                                  credentials and experience of the officers
been assigned to them. The Sub-Committees       During the annual contract renewal        and employees of Invesco Aim who provide
meet throughout the year to review the       process, the Board considered the factors    these services. The Board's review of the
performance of their assigned funds, and     discussed below under the heading "Factors   qualifications of Invesco Aim to provide
the Sub-Committees review monthly and        and Conclusions and Summary of Independent   these services included the Board's
quarterly comparative performance            Written Fee Evaluation" in evaluating the    consideration of Invesco Aim's portfolio
information and periodic asset flow data     fairness and reasonableness of the Fund's    and product review process, various back
for their assigned funds. These materials    investment advisory agreement and            office support functions provided by
are prepared under the direction and         sub-advisory agreements at the contract      Invesco Aim and its affiliates, and
supervision of the independent Senior        renewal meetings and at their meetings       Invesco Aim's equity and fixed income
Officer. Over the course of each year, the   throughout the year as part of their         trading operations. The Board concluded
Sub-Committees meet with portfolio           ongoing oversight of the Fund. The Fund's    that the nature, extent and quality of the
managers for their assigned funds and        investment advisory agreement and            advisory services provided to the Fund by
other members of management and review       sub-advisory agreements were considered      Invesco Aim were appropriate and that
with these individuals the performance,      separately, although the Board also          Invesco Aim currently is providing
investment objective(s), policies,           considered the common interests of all of    satisfactory advisory services in
strategies and limitations of these funds.   the AIM Funds in their deliberations. The    accordance with the terms of the Fund's
   In addition to their meetings             Board considered all of the information      investment advisory agreement. In
throughout the year, the Sub-Committees      provided to them and did not identify any    addition, based on their ongoing meetings
meet at designated contract renewal          particular factor that was controlling.      throughout the year with the Fund's
meetings each year to conduct an in-depth    Each Trustee may have evaluated the          portfolio manager or managers, the Board
review of the performance, fees and          information provided differently from one    concluded that these individuals are
expenses of their assigned funds. During     another and attributed different weight to   competent and able to continue to carry
the contract renewal process, the Trustees   the various factors. The Trustees            out their responsibilities under the
receive comparative performance and fee      recognized that the advisory arrangements    Fund's investment advisory agreement.
data regarding the AIM Funds prepared by     and resulting advisory fees for the Fund        In determining whether to continue the
                                             and the other AIM Funds are                  Fund's investment advisory agreement, the
                                                                                          Board considered the prior relationship
                                                                                          between Invesco Aim and the Fund, as well
                                                                                          as the Board's knowledge

                                                                                                                           continued

AIM V.I. GLOBAL REAL ESTATE FUND

of Invesco Aim's operations, and concluded   effective fee rate (the advisory fee after   economies of scale through contractual
that it was beneficial to maintain the       any advisory fee waivers and before any      breakpoints in the Fund's advisory fee
current relationship, in part, because of    expense limitations/waivers) to the          schedule or through advisory fee waivers
such knowledge. The Board also considered    advisory fee rates of other clients of       or expense limitations. The Board noted
the steps that Invesco Aim and its           Invesco Aim and its affiliates with          that the Fund's contractual advisory fee
affiliates have taken over the last          investment strategies comparable to those    schedule includes seven breakpoints, but
several years to improve the quality and     of the Fund, including three mutual funds    that due to the Fund's asset level at the
efficiency of the services they provide to   advised by Invesco Aim and four mutual       end of the past calendar year, the Fund is
the AIM Funds in the areas of investment     funds advised or sub-advised by an Invesco   not currently benefiting from the
performance, product line diversification,   Aim affiliate. The Board noted that the      breakpoints. Based on this information,
distribution, fund operations, shareholder   Fund's rate was: (i) above the rates for     the Board concluded that the Fund's
services and compliance. The Board           two of the mutual funds advised by Invesco   advisory fees would reflect economies of
concluded that the quality and efficiency    Aim and at the same rate for the third       scale at higher asset levels. The Board
of the services Invesco Aim and its          mutual fund advised by Invesco Aim; and      also noted that the Fund shares directly
affiliates provide to the AIM Funds in       (ii) above the advisory or sub-advisory      in economies of scale through lower fees
each of these areas have generally           fee rates for the mutual funds advised or    charged by third party service providers
improved, and support the Board's approval   subadvised by Invesco Aim affiliates. None   based on the combined size of all of the
of the continuance of the Fund's             of the funds advised or sub-advised by       AIM Funds and affiliates.
investment advisory agreement.               Invesco Aim affiliates are in the Fund's
                                             Lipper expense group and the Board              E. Profitability and Financial
   B. Fund Performance                       determined that comparing contractual fees         Resources of Invesco Aim
The Board compared the Fund's performance    to funds in the Lipper expense group was     The Board reviewed information from
during the past one, three and five          appropriate.                                 Invesco Aim concerning the costs of the
calendar years to the performance of funds      Additionally, the Board compared the      advisory and other services that Invesco
in the Fund's performance group that are     Fund's effective fee rate to the total       Aim and its affiliates provide to the Fund
not managed by Invesco Aim, and against      advisory fees paid by numerous separately    and the profitability of Invesco Aim and
the performance of all funds in the Lipper   managed accounts/wrap accounts advised by    its affiliates in providing these
Variable Annuity Underlying Funds -- Real    Invesco Aim affiliates. The Board noted      services. The Board also reviewed
Estate Index. The Board noted that the       that the Fund's rate was above the rates     information concerning the financial
Fund's performance was in the first          for the separately managed accounts/wrap     condition of Invesco Aim and its
quintile of its performance group for the    accounts. The Board considered that          affiliates. The Board also reviewed with
one, three and five year periods (the        management of the separately managed         Invesco Aim the methodology used to
first quintile being the best performing     accounts/wrap accounts by the Invesco Aim    prepare the profitability information. The
funds and the fifth quintile being the       affiliates involves different levels of      Board considered the overall profitability
worst performing funds). The Board noted     services and different operational and       of Invesco Aim, as well as the
that the Fund's performance was above the    regulatory requirements than Invesco Aim's   profitability of Invesco Aim in connection
performance of the Index for the one,        management of the Fund. The Board            with managing the Fund. The Board noted
three and five year periods. The Board       concluded that these differences are         that Invesco Aim continues to operate at a
also considered the steps Invesco Aim has    appropriately reflected in the fee           net profit, although increased expenses in
taken over the last several years to         structure for the Fund.                      recent years have reduced the
improve the quality and efficiency of the       The Board noted that Invesco Aim has      profitability of Invesco Aim and its
services that Invesco Aim provides to the    contractually agreed to waive fees and/or    affiliates. The Board concluded that the
AIM Funds. The Board concluded that          limit expenses of the Fund through at        Fund's fees were fair and reasonable, and
Invesco Aim continues to be responsive to    least April 30, 2010 in an amount            that the level of profits realized by
the Board's focus on fund performance.       necessary to limit total annual operating    Invesco Aim and its affiliates from
Although the independent written             expenses to a specified percentage of        providing services to the Fund was not
evaluation of the Fund's Senior Officer      average daily net assets for each class of   excessive in light of the nature, quality
only considered Fund performance through     the Fund. The Board considered the           and extent of the services provided. The
the most recent calendar year, the Board     contractual nature of this fee waiver and    Board considered whether Invesco Aim is
also reviewed more recent Fund performance   noted that it remains in effect until at     financially sound and has the resources
and this review did not change their         least April 30, 2010. The Board also         necessary to perform its obligations under
conclusions.                                 considered the effect this fee waiver        the Fund's investment advisory agreement,
                                             would have on the Fund's total estimated     and concluded that Invesco Aim has the
   C. Advisory Fees and Fee Waivers          expenses.                                    financial resources necessary to fulfill
The Board compared the Fund's contractual       After taking account of the Fund's        these obligations.
advisory fee rate to the contractual         contractual advisory fee rate, as well as
advisory fee rates of funds in the Fund's    the comparative advisory fee information        F. Independent Written Evaluation of
Lipper expense group that are not managed    and the expense limitation discussed               the Fund's Senior Officer
by Invesco Aim, at a common asset level      above, the Board concluded that the Fund's   The Board noted that, at their direction,
and as of the end of the past calendar       advisory fees were fair and reasonable.      the Senior Officer of the Fund, who is
year. The Board noted that the Fund's                                                     independent of Invesco Aim and Invesco
contractual advisory fee rate was below         D. Economies of Scale and Breakpoints     Aim's affiliates, had prepared an
the median contractual advisory fee rate     The Board considered the extent to which     independent written evaluation to assist
of funds in its expense group. The Board     there are economies of scale in Invesco      the Board in determining the
also reviewed the methodology used by        Aim's provision of advisory services to      reasonableness of the proposed management
Lipper in determining contractual fee        the Fund. The Board also considered          fees of the AIM Funds, including the Fund.
rates.                                       whether the Fund benefits from such          The Board noted that they had relied upon
   The Board also compared the Fund's                                                     the Senior Officer's written evaluation

                                                                                                                           continued

AIM V.I. GLOBAL REAL ESTATE FUND

instead of a competitive bidding process.    tually agreed to waive through at least      commenced managing a portion of the Fund's
In determining whether to continue the       April 30, 2010, the advisory fees payable    assets. The Board compared the Fund's
Fund's investment advisory agreement, the    by the Fund in an amount equal to 100% of    performance during the past one, three and
Board considered the Senior Officer's        the net advisory fees Invesco Aim receives   five calendar years to the performance of
written evaluation.                          from the affiliated money market funds       funds in the Fund's performance group that
                                             with respect to the Fund's investment of     are not managed by Invesco Aim, and
   G. Collateral Benefits to Invesco Aim     uninvested cash, but not cash collateral.    against the performance of all funds in
      and its Affiliates                     The Board considered the contractual         the Lipper Variable Annuity Underlying
The Board considered various other           nature of this fee waiver and noted that     Funds -- Real Estate Index. The Board also
benefits received by Invesco Aim and its     it remains in effect until at least April    reviewed the criteria used by Invesco Aim
affiliates resulting from Invesco Aim's      30, 2010. The Board concluded that the       to identify the funds in the Fund's
relationship with the Fund, including the    Fund's investment of uninvested cash and     performance group for inclusion in the
fees received by Invesco Aim and its         cash collateral from any securities          Lipper reports. The Board noted that the
affiliates for their provision of            lending arrangements in the affiliated       Fund's performance was in the first
administrative, transfer agency and          money market funds is in the best            quintile of its performance group for the
distribution services to the Fund. The       interests of the Fund and its                one, three and five year periods (the
Board considered the performance of          shareholders.                                first quintile being the best performing
Invesco Aim and its affiliates in                                                         funds and the fifth quintile being the
providing these services and the             II. Sub-Advisory Agreements                  worst performing funds). The Board noted
organizational structure employed by            A. Nature, Extent and Quality of          that the Fund's performance was above the
Invesco Aim and its affiliates to provide          Services Provided by Affiliated        performance of the Index for the one,
these services. The Board also considered          Sub-Advisers                           three and five year periods. The Board
that these services are provided to the      The Board reviewed the services to be        also considered the steps Invesco Aim has
Fund pursuant to written contracts which     provided by Invesco Trimark Ltd., Invesco    taken over the last several years to
are reviewed and approved on an annual       Asset Management Deutschland, GmbH,          improve the quality and efficiency of the
basis by the Board. The Board concluded      Invesco Asset Management Limited, Invesco    services that Invesco Aim provides to the
that Invesco Aim and its affiliates were     Asset Management (Japan) Limited, Invesco    AIM Funds. The Board concluded that
providing these services in a satisfactory   Australia Limited, Invesco Global Asset      Invesco Aim continues to be responsive to
manner and in accordance with the terms of   Management (N.A.), Inc., Invesco Hong Kong   the Board's focus on fund performance. The
their contracts, and were qualified to       Limited, Invesco Institutional (N.A.),       Board also reviewed more recent Fund
continue to provide these services to the    Inc. and Invesco Senior Secured              performance and this review did not change
Fund.                                        Management, Inc. (collectively, the          their conclusions.
   The Board considered the benefits         "Affiliated Sub-Advisers") under the
realized by Invesco Aim as a result of       sub-advisory agreements and the                 C. Sub-Advisory Fees
portfolio brokerage transactions executed    credentials and experience of the officers   The Board considered the services to be
through "soft dollar" arrangements. Under    and employees of the Affiliated              provided by the Affiliated Sub-Advisers
these arrangements, portfolio brokerage      Sub-Advisers who will provide these          pursuant to the sub-advisory agreements
commissions paid by the Fund and/or other    services. The Board concluded that the       and the services to be provided by Invesco
funds advised by Invesco Aim are used to     nature, extent and quality of the services   Aim pursuant to the Fund's investment
pay for research and execution services.     to be provided by the Affiliated             advisory agreement, as well as the
The Board noted that soft dollar             Sub-Advisers were appropriate. The Board     allocation of fees between Invesco Aim and
arrangements shift the payment obligation    noted that the Affiliated Sub-Advisers,      the Affiliated Sub-Advisers pursuant to
for the research and execution services      which have offices and personnel that are    the sub-advisory agreements. The Board
from Invesco Aim to the funds and            geographically dispersed in financial        noted that the sub-advisory fees have no
therefore may reduce Invesco Aim's           centers around the world, have been formed   direct effect on the Fund or its
expenses. The Board also noted that          in part for the purpose of researching and   shareholders, as they are paid by Invesco
research obtained through soft dollar        compiling information and making             Aim to the Affiliated Sub-Advisers, and
arrangements may be used by Invesco Aim in   recommendations on the markets and           that Invesco Aim and the Affiliated
making investment decisions for the Fund     economies of various countries and           Sub-Advisers are affiliates. After taking
and may therefore benefit Fund               securities of companies located in such      account of the Fund's contractual
shareholders. The Board concluded that       countries or on various types of             sub-advisory fee rate, as well as other
Invesco Aim's soft dollar arrangements       investments and investment techniques, and   relevant factors, the Board concluded that
were appropriate. The Board also concluded   providing investment advisory services.      the Fund's sub-advisory fees were fair and
that, based on their review and              The Board concluded that the sub-advisory    reasonable.
representations made by Invesco Aim, these   agreements will benefit the Fund and its
arrangements were consistent with            shareholders by permitting Invesco Aim to       D. Financial Resources of the
regulatory requirements.                     utilize the additional resources and               Affiliated Sub-Advisers
   The Board considered the fact that the    talent of the Affiliated Sub-Advisers in     The Board considered whether each
Fund's uninvested cash and cash collateral   managing the Fund.                           Affiliated Sub-Adviser is financially
from any securities lending arrangements                                                  sound and has the resources necessary to
may be invested in money market funds           B. Fund Performance                       perform its obligations under its
advised by Invesco Aim pursuant to           The Board did view Fund performance as a     respective sub-advisory agreement, and
procedures approved by the Board. The        relevant factor in considering whether to    concluded that each Affiliated Sub-Adviser
Board noted that Invesco Aim will receive    approve the sub-advisory agreements for      has the financial resources necessary to
advisory fees from these affiliated money    the Fund, as one of the Affiliated           fulfill these obligations.
market funds attributable to such            Sub-Advisers managed all of the Fund's
investments, although Invesco Aim has        assets from inception through May 1, 2008,
contrac-                                     when an additional Affiliated Sub-Adviser

AIM V.I. GLOBAL REAL ESTATE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Global Real Estate Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                         VOTES           WITHHELD/
                                                                    VOTES FOR           AGAINST         ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote..........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc. .................................     4,729,132           173,898            242,160



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. GLOBAL REAL ESTATE FUND

[INVESCO AIM LOGO]             AIM V.I. GOVERNMENT SECURITIES FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                   3.07%
Series II Shares                                                                  2.92
Lehman Brothers U.S. Aggregate Bond Index(TRIANGLE) (Broad Market Index)          1.13
Lehman Brothers U.S. Government Index(TRIANGLE) (Style-Specific Index)            2.06
Lipper VUF General U.S. Government Funds Index(TRIANGLE) (Peer Group Index)       1.56

(TRIANGLE)Lipper Inc.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.
   The unmanaged LEHMAN BROTHERS U.S. GOVERNMENT INDEX consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate or foreign debt guaranteed by the U.S.
Government.
   The LIPPER VUF GENERAL U.S. GOVERNMENT FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper General
U.S. Government Funds category. These funds invest at least 65% of their assets in U.S.
Government and agency issues.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 GUARANTEE COMPARABLE FUTURE RESULTS;         INSURANCE FUNDS, IS CURRENTLY OFFERED
As of 6/30/08                                CURRENT PERFORMANCE MAY BE LOWER OR          THROUGH INSURANCE COMPANIES ISSUING
                                             HIGHER. PLEASE CONTACT YOUR VARIABLE         VARIABLE PRODUCTS. YOU CANNOT PURCHASE
SERIES I SHARES                              PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      SHARES OF THE FUND DIRECTLY. PERFORMANCE
Inception (5/5/93)                    4.96%  THE MOST RECENT MONTH-END VARIABLE PRODUCT   FIGURES GIVEN REPRESENT THE FUND AND ARE
10 Years                              4.65   PERFORMANCE. PERFORMANCE FIGURES REFLECT     NOT INTENDED TO REFLECT ACTUAL VARIABLE
 5 Years                              3.31   FUND EXPENSES, REINVESTED DISTRIBUTIONS      PRODUCT VALUES. THEY DO NOT REFLECT SALES
 1 Year                               8.32   AND CHANGES IN NET ASSET VALUE. INVESTMENT   CHARGES, EXPENSES AND FEES ASSESSED IN
                                             RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    CONNECTION WITH A VARIABLE PRODUCT. SALES
SERIES II SHARES                             SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     CHARGES, EXPENSES AND FEES, WHICH ARE
10 Years                              4.39%  YOU SELL SHARES.                             DETERMINED BY THE VARIABLE PRODUCT
 5 Years                              3.06      THE NET ANNUAL FUND OPERATING EXPENSE     ISSUERS, WILL VARY AND WILL LOWER THE
 1 Year                               8.01   RATIO SET FORTH IN THE MOST RECENT FUND      TOTAL RETURN.
==========================================   PROSPECTUS AS OF THE DATE OF THIS REPORT        THE MOST RECENT MONTH-END PERFORMANCE
                                             FOR SERIES I AND SERIES II SHARES WAS        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
SERIES II SHARES' INCEPTION DATE IS          0.73% AND 0.98%, RESPECTIVELY.(1) THE        PRODUCT CHARGES, IS AVAILABLE ON THE
SEPTEMBER 19, 2001. RETURNS SINCE THAT       TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    INVESCO AIM AUTOMATED INFORMATION LINE,
DATE ARE HISTORICAL. ALL OTHER RETURNS ARE   SET FORTH IN THE MOST RECENT FUND            866 702 4402. AS MENTIONED ABOVE, FOR THE
THE BLENDED RETURNS OF THE HISTORICAL        PROSPECTUS AS OF THE DATE OF THIS REPORT     MOST RECENT MONTH-END PERFORMANCE
PERFORMANCE OF SERIES II SHARES SINCE        FOR SERIES I AND SERIES II SHARES WAS        INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
THEIR INCEPTION AND THE RESTATED             0.76% AND 1.01%, RESPECTIVELY. THE EXPENSE   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIOS PRESENTED ABOVE MAY VARY FROM THE     FINANCIAL ADVISOR.
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
II SHARES) ADJUSTED TO REFLECT THE RULE      OF THIS REPORT THAT ARE BASED ON EXPENSES    (1) Total annual operating expenses less
12B-1 FEES APPLICABLE TO SERIES II SHARES.   INCURRED DURING THE PERIOD COVERED BY THIS       any contractual fee waivers and/or
THE INCEPTION DATE OF SERIES I SHARES IS     REPORT.                                          expense reimbursements by the advisor
MAY 5, 1993. THE PERFORMANCE OF THE FUND'S      AIM V.I. GOVERNMENT SECURITIES FUND, A        in effect through at least April 30,
SERIES I AND SERIES II SHARE CLASSES WILL    SERIES PORTFOLIO OF AIM VARIABLE                 2010. See current prospectus for more
DIFFER PRIMARILY DUE TO DIFFERENT CLASS                                                       information.
EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT

AIM V.I. GOVERNMENT SECURITIES FUND

PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
U.S. Sponsored Mortgage-Backed Securities                            74.0%
-------------------------------------------------------------------------
U.S. Sponsored Agency Securities                                     13.3
-------------------------------------------------------------------------
U.S. Treasury Securities                                              0.8
-------------------------------------------------------------------------
Foreign Sovereign Debt                                                0.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                11.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)





                                                       PRINCIPAL
                                                        AMOUNT            VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-74.04%(a)

COLLATERALIZED MORTGAGE OBLIGATIONS-52.15%

Fannie Mae REMICS,
  3.50%, 04/25/13 to 09/25/16                        $    558,741    $      558,117
-----------------------------------------------------------------------------------
  4.50%,() 05/25/15                                    33,777,000        33,937,789
-----------------------------------------------------------------------------------
  5.00%, 12/25/15 to 04/25/24                          14,784,766        14,925,445
-----------------------------------------------------------------------------------
  4.00%,() 03/25/16                                       527,286           527,214
-----------------------------------------------------------------------------------
  6.50%,() 06/25/20                                       253,152           255,577
-----------------------------------------------------------------------------------
  6.00%, 02/25/21 to 10/25/30                          56,829,064        57,884,593
-----------------------------------------------------------------------------------
  5.50%, 02/25/24 to 03/01/38                          59,842,642        60,549,667
-----------------------------------------------------------------------------------
Fannie Mae Whole Loans,
  5.50%, 07/25/34                                       3,571,938         3,530,264
-----------------------------------------------------------------------------------
Federal Home Loan Banks (FHLB), 4.75%, 10/25/10        18,558,491        18,655,367
-----------------------------------------------------------------------------------
Freddie Mac REMICS,
  5.50%, 07/15/10 to 05/15/31                         152,053,108       154,644,724
-----------------------------------------------------------------------------------
  6.75%,() 06/15/11                                       912,227           932,335
-----------------------------------------------------------------------------------
  5.25%,() 08/15/11                                     8,171,461         8,290,277
-----------------------------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11                          10,121,324        10,292,248
-----------------------------------------------------------------------------------
  4.50%, 03/15/14 to 08/15/27                           5,328,751         5,350,583
-----------------------------------------------------------------------------------
  5.00%, 06/15/14 to 10/15/25                          88,462,512        89,381,154
-----------------------------------------------------------------------------------
  4.00%,() 09/15/14                                       162,878           162,909
-----------------------------------------------------------------------------------
  5.13%,() 10/15/15                                     1,743,823         1,751,857
-----------------------------------------------------------------------------------
  7.50%,() 01/15/16                                     3,019,232         3,147,387
-----------------------------------------------------------------------------------
  6.00%, 09/15/16 to 06/15/31                         160,015,330       163,833,912
-----------------------------------------------------------------------------------
  5.75%,() 12/15/18                                    35,834,559        36,574,087
-----------------------------------------------------------------------------------
  3.50%,() 12/15/21                                       494,120           493,611
-----------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)
  REMICS,
  4.25%, 01/20/27                                          52,899            52,882
-----------------------------------------------------------------------------------
  4.75%, 10/16/29 to 12/20/29                          25,688,003        25,898,770
===================================================================================
                                                                        691,630,769
===================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-5.07%

Pass Through Ctfs.,
  6.00%, 11/01/08 to 02/01/34                           7,221,547         7,399,461
-----------------------------------------------------------------------------------
  6.50%, 12/01/08 to 12/01/35                          11,992,883        12,506,726
-----------------------------------------------------------------------------------
  8.00%, 02/01/09 to 09/01/36                          20,208,521        22,058,898
-----------------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/37                          12,026,038        12,693,564
-----------------------------------------------------------------------------------
  7.50%, 03/01/16 to 08/01/36                           8,559,167         9,121,078
-----------------------------------------------------------------------------------
  10.50%,() 08/01/19                                        8,073             9,082
-----------------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                           1,572,905         1,737,143
-----------------------------------------------------------------------------------
  10.00%,() 03/01/21                                      133,929           151,919
-----------------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                           1,043,218         1,144,728
-----------------------------------------------------------------------------------
  7.05%,() 05/20/27(a)                                    415,909           438,848
===================================================================================
                                                                         67,261,447
===================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-10.77%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 03/01/37                           7,605,580         7,765,435
-----------------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/37                          14,648,753        15,235,315
-----------------------------------------------------------------------------------
  7.00%, 12/01/10 to 06/01/36                          41,408,123        43,518,998
-----------------------------------------------------------------------------------
  7.50%, 08/01/11 to 07/01/37                          26,657,035        28,600,505
-----------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                          10,461,511        11,423,012
-----------------------------------------------------------------------------------
  8.00%, 06/01/12 to 11/01/37                          29,952,547        32,172,454
-----------------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16                             68,948            74,041
-----------------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33                           2,050,850         2,038,687
-----------------------------------------------------------------------------------
  5.50%,() 03/01/21                                           999             1,008
-----------------------------------------------------------------------------------
  6.75%,() 07/01/24                                     1,640,215         1,729,649
-----------------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26                             234,663           249,197
===================================================================================
                                                                        142,808,301
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                       PRINCIPAL
                                                        AMOUNT            VALUE
-----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-6.05%

Pass Through Ctfs.,
  9.00%, 09/15/08 to 12/20/16                        $    170,700    $      185,433
-----------------------------------------------------------------------------------
  7.50%, 09/15/08 to 05/15/37                          13,890,776        14,871,110
-----------------------------------------------------------------------------------
  6.50%, 09/20/08 to 01/15/37                          33,706,550        35,121,842
-----------------------------------------------------------------------------------
  9.38%, 06/15/09 to 12/15/09                             191,568           197,375
-----------------------------------------------------------------------------------
  8.00%, 07/15/12 to 01/15/37                           7,000,668         7,637,877
-----------------------------------------------------------------------------------
  6.75%,() 08/15/13                                       112,264           117,023
-----------------------------------------------------------------------------------
  11.00%,() 10/15/15                                        2,513             2,847
-----------------------------------------------------------------------------------
  9.50%,() 09/15/16                                         3,550             3,910
-----------------------------------------------------------------------------------
  7.00%, 04/15/17 to 03/15/37                          11,589,997        12,307,471
-----------------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                              4,559             5,150
-----------------------------------------------------------------------------------
  8.50%, 12/15/17 to 01/15/37                           1,710,378         1,863,384
-----------------------------------------------------------------------------------
  10.00%,() 06/15/19                                       55,474            62,054
-----------------------------------------------------------------------------------
  6.00%, 06/20/20 to 08/15/33                           4,884,222         5,004,796
-----------------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                           1,521,290         1,618,467
-----------------------------------------------------------------------------------
  6.25%,() 06/15/27                                       195,885           201,849
-----------------------------------------------------------------------------------
  6.38%, 10/20/27 to 09/20/28                           1,086,614         1,122,345
===================================================================================
                                                                         80,322,933
===================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $980,148,300)                            982,023,450
===================================================================================


U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-13.25%

FEDERAL AGRICULTURAL MORTGAGE CORP.-0.84%

Medium-Term Notes,
  5.60%, 01/09/17(a)                                   11,000,000        11,199,540
===================================================================================


FEDERAL FARM CREDIT BANK (FFCB)-5.69%

Bonds,
  5.75%, 01/18/11(a)                                    2,000,000         2,106,800
-----------------------------------------------------------------------------------
  5.59%, 10/04/21(a)                                   10,075,000        10,271,866
-----------------------------------------------------------------------------------
  5.75%, 01/18/22(a)                                    2,775,000         2,822,813
-----------------------------------------------------------------------------------
Disc. Notes,
  2.05%, 07/08/08(b)                                   57,000,000        56,977,279
-----------------------------------------------------------------------------------
Medium-Term Notes,
  5.75%, 12/07/28(a)                                    3,100,000         3,277,444
===================================================================================
                                                                         75,456,202
===================================================================================


FEDERAL HOME LOAN BANK (FHLB)-5.29%

Unsec. Bonds,
  5.60%, 06/09/20(a)                                    2,150,000         2,153,246
-----------------------------------------------------------------------------------
Unsec. Disc. Notes,
  2.05%, 07/07/08(b)                                   68,000,000        67,976,767
===================================================================================
                                                                         70,130,013
===================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.50%(A)

Sr. Unsec. Global Bonds,
  6.63%,() 11/15/30(c)                                    700,000           830,963
-----------------------------------------------------------------------------------
Sr. Unsec. Notes,
  6.50%,() 11/25/25                                     4,762,000         4,773,429
-----------------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  6.74%, 10/09/19(b)                                    1,000,000           549,630
-----------------------------------------------------------------------------------
  7.37%, 10/09/19(b)                                      800,000           439,704
===================================================================================
                                                                          6,593,726
===================================================================================


PRIVATE EXPORT FUNDING CORP.-0.52%(A)

Series G, Sec. Gtd. Notes,
  6.67%, 9/15/09                                        6,601,000         6,875,734
===================================================================================


TENNESSEE VALLEY AUTHORITY-0.41%(A)

Series A, Bonds,
  6.79%, 05/23/12                                       5,000,000         5,505,350
===================================================================================
  Total U.S. Government Sponsored Agency
  Securities (Cost $174,412,655)                                        175,760,565
===================================================================================


U.S. TREASURY SECURITIES-0.79%(A)

U.S. TREASURY BILLS-0.19%

1.60%, 10/23/08(b)(c)                                   2,000,000         1,988,500
-----------------------------------------------------------------------------------
2.20%, 12/11/08(b)(c)                                     546,000           540,862
===================================================================================
                                                                          2,529,362
===================================================================================


U.S. TREASURY BONDS-0.39%

7.50%, 11/15/24(c)                                      2,815,000         3,786,625
-----------------------------------------------------------------------------------
7.63%, 02/15/25(c)                                        550,000           748,946
-----------------------------------------------------------------------------------
6.88%, 08/15/25(c)                                        500,000           637,265
===================================================================================
                                                                          5,172,836
===================================================================================


U.S. TREASURY STRIPS-0.21%

4.78%, 11/15/18(b)(c)                                   1,400,000           886,816
-----------------------------------------------------------------------------------
4.94%, 11/15/18(b)(c)                                   2,100,000         1,330,224
-----------------------------------------------------------------------------------
6.37%, 11/15/18(b)(c)                                     405,000           256,543
-----------------------------------------------------------------------------------
6.79%, 11/15/18(b)(c)                                     250,000           158,360
-----------------------------------------------------------------------------------
6.85%, 11/15/18(b)(c)                                     250,000           158,360
===================================================================================
                                                                          2,790,303
===================================================================================
     Total U.S. Treasury Securities (Cost
       $9,658,982)                                                       10,492,501
===================================================================================



FOREIGN SOVEREIGN BONDS-0.30%

SOVEREIGN DEBT-0.30%(A)

Israel Government Agency for International
  Development (AID) Bond (Israel), Gtd. Global
  Bonds, 5.13%, 11/01/24 (Cost $3,833,463)              3,800,000         3,948,618
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                        SHARES            VALUE
-----------------------------------------------------------------------------------

MONEY MARKET FUNDS-11.19%

Government & Agency Portfolio-Institutional Class
  (Cost $148,357,119)(d)                              148,357,119    $  148,357,119
===================================================================================
TOTAL INVESTMENTS-99.57% (Cost $1,316,410,519)                        1,320,582,253
===================================================================================
OTHER ASSETS LESS LIABILITIES-0.43%                                       5,688,780
===================================================================================
NET ASSETS-100.00%                                                   $1,326,271,033
___________________________________________________________________________________
===================================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
REMICS  - Real Estate Mortgage Investment Conduits
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $1,047,271,089, which represented 78.96% of the Fund's Net Assets. See Note 1A.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N and Note 8.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $1,168,053,400)                        $1,172,225,134
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $148,357,119)                 148,357,119
=======================================================
     Total investments (Cost
       $1,316,410,519)                    1,320,582,253
=======================================================
Receivables for:
  Forward commitments -- Sales               18,470,156
-------------------------------------------------------
  Variation margin                              209,899
-------------------------------------------------------
  Fund shares sold                              932,044
-------------------------------------------------------
  Dividends and Interest                      5,711,897
-------------------------------------------------------
  Fund expenses absorbed                         33,733
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              50,596
-------------------------------------------------------
Other assets                                        382
=======================================================
     Total assets                         1,345,990,960
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Forward commitments, at value              18,593,442
-------------------------------------------------------
  Fund shares reacquired                         93,837
-------------------------------------------------------
  Accrued fees to affiliates                    823,979
-------------------------------------------------------
  Accrued other operating expenses               97,717
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              110,952
=======================================================
     Total liabilities                       19,719,927
=======================================================
Net assets applicable to shares
  outstanding                            $1,326,271,033
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,282,070,564
-------------------------------------------------------
Undistributed net investment income          85,206,279
-------------------------------------------------------
Undistributed net realized gain (loss)      (50,019,904)
-------------------------------------------------------
Unrealized appreciation                       9,014,094
=======================================================
                                         $1,326,271,033
_______________________________________________________
=======================================================



NET ASSETS:

Series I                                 $1,308,375,428
_______________________________________________________
=======================================================
Series II                                $   17,895,605
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                    105,380,807
_______________________________________________________
=======================================================
Series II                                     1,450,797
_______________________________________________________
=======================================================
Series I:
  Net asset value per share              $        12.42
_______________________________________________________
=======================================================
Series II:
  Net asset value per share              $        12.34
_______________________________________________________
=======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                   $32,869,522
------------------------------------------------------
Dividends from affiliated money market
  funds                                        408,769
======================================================
     Total investment income                33,278,291
======================================================


EXPENSES:

Advisory fees                                2,987,259
------------------------------------------------------
Administrative services fees                 1,760,167
------------------------------------------------------
Custodian fees                                 110,843
------------------------------------------------------
Distribution fees -- Series II                  24,013
------------------------------------------------------
Transfer agent fees                              8,306
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      24,484
------------------------------------------------------
Other                                           65,420
======================================================
     Total expenses                          4,980,492
======================================================
Less: Fees waived and expense offset
  arrangement(s)                              (215,034)
------------------------------------------------------
     Net expenses                            4,765,458
======================================================
Net investment income                       28,512,833
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                        178,930
------------------------------------------------------
  Futures contracts                          4,474,035
======================================================
                                             4,652,965
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (1,650,066)
------------------------------------------------------
  Futures contracts                          4,786,789
======================================================
                                             3,136,723
======================================================
Net realized and unrealized gain             7,789,688
======================================================
Net increase in net assets resulting
  from operations                          $36,302,521
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   28,512,833    $   52,094,836
----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            4,652,965         4,286,420
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                        3,136,723        11,480,413
==========================================================================================================
     Net increase in net assets resulting from operations                     36,302,521        67,861,669
==========================================================================================================
Distributions to shareholders from net investment income:
Series I                                                                              --       (45,822,129)
----------------------------------------------------------------------------------------------------------
Series II                                                                             --          (650,568)
==========================================================================================================
     Total distributions from net investment income                                   --       (46,472,697)
==========================================================================================================
Share transactions-net:
Series I                                                                     102,643,399       241,536,480
----------------------------------------------------------------------------------------------------------
Series II                                                                     (1,429,766)        2,208,083
==========================================================================================================
     Net increase in net assets resulting from share transactions            101,213,633       243,744,563
==========================================================================================================
     Net increase in net assets                                              137,516,154       265,133,535
__________________________________________________________________________________________________________
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,188,754,879       923,621,344
==========================================================================================================
  End of period (including undistributed net investment income of
     $85,206,279 and $56,693,446, respectively)                           $1,326,271,033    $1,188,754,879
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


AIM V.I. GOVERNMENT SECURITIES FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.


AIM V.I. GOVERNMENT SECURITIES FUND

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

L. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

M. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.50%
-------------------------------------------------------------------
Over $250 million                                             0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $210,781.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $154,478 for accounting and fund administrative services and reimbursed $1,605,689 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.


AIM V.I. GOVERNMENT SECURITIES FUND

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                           INVESTMENTS          OTHER
INPUT LEVEL                                                               IN SECURITIES     INVESTMENTS*
--------------------------------------------------------------------------------------------------------
Level 1                                                                  $  148,357,119      $4,965,646
--------------------------------------------------------------------------------------------------------
Level 2                                                                   1,172,225,134        (123,286)
--------------------------------------------------------------------------------------------------------
Level 3                                                                              --              --
========================================================================================================
                                                                         $1,320,582,253      $4,842,360
________________________________________________________________________________________________________
========================================================================================================



* Other investments include open futures contracts and unsettled forward commitments, which are included at unrealized appreciation/(depreciation).

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $4,253.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,898 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--OPEN FORWARD COMMITMENTS -- SALES


                                                                   COMMITMENT      PRINCIPAL         VALUE
CONTRACT                                                              DATE           AMOUNT         06/30/08
-------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)

Pass Through Ctfs., TBA
  6.50%, 07/01/38                                                   08/20/08      $18,000,000     $18,593,442
_____________________________________________________________________________________________________________
=============================================================================================================



NOTE 8--FUTURES CONTRACTS


                                            OPEN FUTURES CONTRACTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                      NUMBER OF            MONTH/               VALUE         APPRECIATION
CONTRACT                                              CONTRACTS          COMMITMENT           06/30/08       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                 55       September-2008/Long     $ 11,616,172       $   10,189
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                              1,063       September-2008/Long      117,519,634          (60,524)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                             2,022       September-2008/Long      230,350,031        3,385,888
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                1,764       September-2008/Long      203,907,375        1,630,093
===========================================================================================================================
                                                                                            $563,393,212       $4,965,646
___________________________________________________________________________________________________________________________
===========================================================================================================================





AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2011                                                                  $11,708,442
-----------------------------------------------------------------------------------------------
December 31, 2012                                                                    7,926,972
-----------------------------------------------------------------------------------------------
December 31, 2013                                                                   12,902,211
-----------------------------------------------------------------------------------------------
December 31, 2014                                                                   17,860,899
-----------------------------------------------------------------------------------------------
December 31, 2015                                                                    4,095,457
===============================================================================================
Total capital loss carryforward                                                    $54,493,981
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $1,302,073,654 and $1,095,775,005, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $20,449,161 and $20,674,912. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 6,698,373
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (2,649,956)
================================================================================================
Net unrealized appreciation of investment securities                                 $ 4,048,417
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,297,940,394.


NOTE 11--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                    YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                            -----------------------------     ---------------------------
                                                               SHARES           AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   18,389,283     $ 225,998,422     23,152,709     $278,908,747
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     362,973         4,439,909        442,120        5,311,096
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --                --      3,834,488       45,822,129
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --                --         54,716          650,568
=========================================================================================================================
Reacquired:
  Series I                                                  (10,045,566)     (123,355,023)    (6,854,490)     (83,194,396)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                    (477,069)       (5,869,675)      (313,409)      (3,753,581)
=========================================================================================================================
                                                              8,229,621     $ 101,213,633     20,316,134     $243,744,563
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 93% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 12--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                                 JUNE 30,         --------------------------------------------------------------
                                                   2008              2007          2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    12.06        $    11.80     $  11.87     $  12.07     $  12.23     $  12.40
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.27              0.59         0.55         0.45         0.40         0.36
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         0.09              0.16        (0.13)       (0.25)       (0.09)       (0.23)
================================================================================================================================
     Total from investment operations                 0.36              0.75         0.42         0.20         0.31         0.13
================================================================================================================================
Less distributions:
  Dividends from net investment income                  --             (0.49)       (0.49)       (0.40)       (0.47)       (0.30)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --                --           --           --           --        (0.00)
================================================================================================================================
     Total distributions                                --             (0.49)       (0.49)       (0.40)       (0.47)       (0.30)
================================================================================================================================
Net asset value, end of period                  $    12.42        $    12.06     $  11.80     $  11.87     $  12.07     $  12.23
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                       2.99%             6.43%        3.55%        1.66%        2.56%        1.07%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $1,308,375        $1,169,985     $907,403     $812,824     $652,226     $526,482
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.73%(c)          0.73%        0.71%        0.85%        0.87%        0.76%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.76%(c)          0.76%        0.77%        0.88%        0.87%        0.76%
================================================================================================================================
Ratio of net investment income to average
  net assets                                          4.39%(c)          4.93%        4.62%        3.68%        3.20%        2.93%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                              95%              106%          89%         174%          95%         265%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $1,287,871,269.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. GOVERNMENT SECURITIES FUND

                                                                                  SERIES II
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 11.99         $ 11.74     $ 11.81     $ 12.01     $ 12.17     $ 12.35
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                              0.25            0.56        0.52        0.41        0.36        0.33
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           0.10            0.15       (0.13)      (0.24)      (0.08)      (0.22)
============================================================================================================================
     Total from investment operations                   0.35            0.71        0.39        0.17        0.28        0.11
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.46)      (0.46)      (0.37)      (0.44)      (0.29)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              --          --          --          --       (0.00)
============================================================================================================================
     Total distributions                                  --           (0.46)      (0.46)      (0.37)      (0.44)      (0.29)
============================================================================================================================
Net asset value, end of period                       $ 12.34         $ 11.99     $ 11.74     $ 11.81     $ 12.01     $ 12.17
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                         2.92%           6.11%       3.28%       1.41%       2.27%       0.93%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $17,896         $18,770     $16,218     $18,863     $17,728     $22,325
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.98%(c)        0.98%       0.96%       1.10%       1.12%       1.01%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.01%(c)        1.01%       1.02%       1.13%       1.12%       1.01%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                4.14%(c)        4.68%       4.37%       3.43%       2.95%       2.68%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                95%            106%         89%        174%         95%        265%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $19,316,330.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

AIM V.I. GOVERNMENT SECURITIES FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



AIM V.I. GOVERNMENT SECURITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,030.70       $3.69       $1,021.23       $3.67        0.73%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,029.20        4.94        1,019.99        4.92        0.98
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. GOVERNMENT SECURITIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Variable Insurance Funds is required under   renewal process, the Trustees receive        from one another and attributed different
the Investment Company Act of 1940 to        comparative performance and fee data         weight to the various factors. The
approve annually the renewal of the AIM      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
V.I. Government Securities Fund (the Fund)   independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board       The discussion below serves as a summary
during their evaluation of the Fund's        whether to approve the continuance of each   of the Senior Officer's independent
investment advisory agreement with           AIM Fund's investment advisory agreement     written evaluation with respect to the
independent legal counsel from whom they     and sub-advisory agreements for another      Fund's investment advisory agreement as
received independent legal advice, and the   year.                                        well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior      A. Nature, Extent and Quality of
the performance of the AIM Funds that have   Officer has recommended that an                    Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    independent written evaluation be provided   The Board reviewed the advisory services
meet throughout the year to review the       and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     prepared an independent written              the Fund's investment advisory agreement,
the Sub-Committees review monthly and        evaluation.                                  the performance of Invesco Aim in
quarterly comparative performance               During the annual contract renewal        providing these services, and the
information and periodic asset flow data     process, the Board considered the factors    credentials and experience of the officers
for their assigned funds. These materials    discussed below under the heading "Factors   and employees of Invesco Aim who provide
are prepared under the direction and         and Conclusions and Summary of Independent   these services. The Board's review of the
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    these services included the Board's
Sub-Committees meet with portfolio           investment advisory agreement and            consideration of Invesco Aim's portfolio
managers for their assigned funds and        sub-advisory agreements at the contract      and product review process, various back
other members of management and review       renewal meetings and at their meetings       office support functions provided by
with these individuals the performance,      throughout the year as part of their         Invesco Aim and its affiliates, and
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
strategies and limitations of these funds.   investment advisory agreement and            trading operations. The Board concluded
   In addition to their meetings             sub-advisory agreements were considered      that the nature, extent and quality of the
throughout the year, the Sub-Committees      separately, although the Board also          advisory services provided to the Fund by
meet at designated contract renewal          considered the common interests of all of    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    Invesco Aim currently is providing
review of the performance, fees and          Board considered all of the information      satisfactory advisory services in
expenses of                                  provided to them and did not identify any    accordance with the terms of the Fund's
                                             particular factor that was controlling.      investment advisory agreement. In
                                             Each Trustee may have evalu-                 addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued

AIM V.I. GOVERNMENT SECURITIES FUND

with the Fund's portfolio manager or         improve the quality and efficiency of the    that the level of the Fund's advisory
managers, the Board concluded that these     services that Invesco Aim provides to the    fees, as a percentage of the Fund's net
individuals are competent and able to        AIM Funds. The Board concluded that          assets, has decreased as net assets
continue to carry out their                  Invesco Aim continues to be responsive to    increased because of the breakpoint. Based
responsibilities under the Fund's            the Board's focus on fund performance.       on this information, the Board concluded
investment advisory agreement.               Although the independent written             that the Fund's advisory fees
   In determining whether to continue the    evaluation of the Fund's Senior Officer      appropriately reflect economies of scale
Fund's investment advisory agreement, the    only considered Fund performance through     at current asset levels. The Board also
Board considered the prior relationship      the most recent calendar year, the Board     noted that the Fund shares directly in
between Invesco Aim and the Fund, as well    also reviewed more recent Fund performance   economies of scale through lower fees
as the Board's knowledge of Invesco Aim's    and this review did not change their         charged by third party service providers
operations, and concluded that it was        conclusions.                                 based on the combined size of all of the
beneficial to maintain the current                                                        AIM Funds and affiliates.
relationship, in part, because of such          C. Advisory Fees and Fee Waivers
knowledge. The Board also considered the     The Board compared the Fund's contractual       E. Profitability and Financial
steps that Invesco Aim and its affiliates    advisory fee rate to the contractual               Resources of Invesco Aim
have taken over the last several years to    advisory fee rates of funds in the Fund's    The Board reviewed information from
improve the quality and efficiency of the    Lipper expense group that are not managed    Invesco Aim concerning the costs of the
services they provide to the AIM Funds in    by Invesco Aim, at a common asset level      advisory and other services that Invesco
the areas of investment performance,         and as of the end of the past calendar       Aim and its affiliates provide to the Fund
product line diversification,                year. The Board noted that the Fund's        and the profitability of Invesco Aim and
distribution, fund operations, shareholder   contractual advisory fee rate was below      its affiliates in providing these
services and compliance. The Board           the median contractual advisory fee rate     services. The Board also reviewed
concluded that the quality and efficiency    of funds in its expense group. The Board     information concerning the financial
of the services Invesco Aim and its          also reviewed the methodology used by        condition of Invesco Aim and its
affiliates provide to the AIM Funds in       Lipper in determining contractual fee        affiliates. The Board also reviewed with
each of these areas have generally           rates. The Board noted that Invesco Aim      Invesco Aim the methodology used to
improved, and support the Board's approval   does not serve as an advisor to other        prepare the profitability information. The
of the continuance of the Fund's             mutual funds or other clients with           Board considered the overall profitability
investment advisory agreement.               investment strategies comparable to those    of Invesco Aim, as well as the
                                             of the Fund.                                 profitability of Invesco Aim in connection
   B. Fund Performance                          The Board noted that Invesco Aim has      with managing the Fund. The Board noted
The Board compared the Fund's performance    contractually agreed to waive fees and/or    that Invesco Aim continues to operate at a
during the past one, three and five          limit expenses of the Fund through at        net profit, although increased expenses in
calendar years to the performance of funds   least April 30, 2010 in an amount            recent years have reduced the
in the Fund's performance group that are     necessary to limit total annual operating    profitability of Invesco Aim and its
not managed by Invesco Aim, and against      expenses to a specified percentage of        affiliates. The Board concluded that the
the performance of all funds in the Lipper   average daily net assets for each class of   Fund's fees were fair and reasonable, and
Variable Annuity Underlying Funds --         the Fund. The Board considered the           that the level of profits realized by
General U.S. Government Index. The Board     contractual nature of this fee waiver and    Invesco Aim and its affiliates from
also reviewed the criteria used by Invesco   noted that it remains in effect until at     providing services to the Fund was not
Aim to identify the funds in the Fund's      least April 30, 2010. The Board also         excessive in light of the nature, quality
performance group for inclusion in the       considered the effect this expense           and extent of the services provided. The
Lipper reports. The Board noted that the     limitation would have on the Fund's          Board considered whether Invesco Aim is
Fund's performance was in the third          estimated total expenses.                    financially sound and has the resources
quintile of its performance group for the       After taking account of the Fund's        necessary to perform its obligations under
one year period, and the fourth quintile     contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
for the three and five year periods (the     the comparative advisory fee information     and concluded that Invesco Aim has the
first quintile being the best performing     and the expense limitation discussed         financial resources necessary to fulfill
funds and the fifth quintile being the       above, the Board concluded that the Fund's   these obligations.
worst performing funds). The Board noted     advisory fees were fair and reasonable.
that the Fund's performance was below the                                                    F. Independent Written Evaluation of
performance of the Index for the one,           D. Economies of Scale and Breakpoints           the Fund's Senior Officer
three and five year periods. The Board       The Board considered the extent to which     The Board noted that, at their direction,
noted that Invesco Aim made changes to the   there are economies of scale in Invesco      the Senior Officer of the Fund, who is
Fund's portfolio management team in 2007     Aim's provision of advisory services to      independent of Invesco Aim and Invesco
and in 2008, which need more time to be      the Fund. The Board also considered          Aim's affiliates, had prepared an
evaluated before a conclusion can be         whether the Fund benefits from such          independent written evaluation to assist
reached that the changes have adequately     economies of scale through contractual       the Board in determining the
addressed the Fund's underperformance. The   breakpoints in the Fund's advisory fee       reasonableness of the proposed management
Board also considered the steps Invesco      schedule or through advisory fee waivers     fees of the AIM Funds, including the Fund.
Aim has taken over the last several years    or expense limitations. The Board noted      The Board noted that they had relied upon
to                                           that the Fund's contractual advisory fee     the Senior Officer's written evaluation
                                             schedule includes one breakpoint and         instead of a competitive bidding process.
                                                                                          In determining whether to continue the

                                                                                                                           continued

AIM V.I. GOVERNMENT SECURITIES FUND

Fund's investment advisory agreement, the    investments, although Invesco Aim has        whether to approve the sub-advisory
Board considered the Senior Officer's        contractually agreed to waive through at     agreements for the Fund, as no Affiliated
written evaluation.                          least April 30, 2010, the advisory fees      Sub-Adviser served as a sub-adviser to the
                                             payable by the Fund in an amount equal to    Fund prior to May 1, 2008.
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim
      and its Affiliates                     receives from the affiliated money market       C. Sub-Advisory Fees
The Board considered various other           funds with respect to the Fund's             The Board considered the services to be
benefits received by Invesco Aim and its     investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    pursuant to the sub-advisory agreements
relationship with the Fund, including the    contractual nature of this fee waiver and    and the services to be provided by Invesco
fees received by Invesco Aim and its         noted that it remains in effect until at     Aim pursuant to the Fund's investment
affiliates for their provision of            least April 30, 2010. The Board concluded    advisory agreement, as well as the
administrative, transfer agency and          that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
distribution services to the Fund. The       cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
Board considered the performance of          securities lending arrangements in the       the sub-advisory agreements. The Board
Invesco Aim and its affiliates in            affiliated money market funds is in the      noted that the sub-advisory fees have no
providing these services and the             best interests of the Fund and its           direct effect on the Fund or its
organizational structure employed by         shareholders.                                shareholders, as they are paid by Invesco
Invesco Aim and its affiliates to provide                                                 Aim to the Affiliated Sub-Advisers, and
these services. The Board also considered    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
that these services are provided to the         A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
Fund pursuant to written contracts which           Services Provided by Affiliated        account of the Fund's contractual
are reviewed and approved on an annual             Sub-Advisors                           sub-advisory fee rate, as well as other
basis by the Board. The Board concluded      The Board reviewed the services to be        relevant factors, the Board concluded that
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
providing these services in a satisfactory   Asset Management Deutschland, GmbH,          reasonable.
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
continue to provide these services to the    Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              sound and has the resources necessary to
portfolio brokerage transactions executed    Management, Inc. (collectively, the          perform its obligations under its
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
these arrangements, portfolio brokerage      sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
commissions paid by the Fund and/or other    credentials and experience of the officers   has the financial resources necessary to
funds advised by Invesco Aim are used to     and employees of the Affiliated              fulfill these obligations.
pay for research and execution services.     Sub-Advisers who will provide these
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money    The Board did not view Fund performance as
market funds attributable to such            a relevant factor in considering

AIM V.I. GOVERNMENT SECURITIES FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Government Securities Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                                         WITHHELD/
                                                                 VOTES FOR         VOTES AGAINST        ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a
      share class without a shareholder vote.................   438,131,484          35,586,925          20,906,803
(3)   Approve a new sub-advisory agreement between Invesco
      Aim Advisors, Inc. and each of AIM Funds Management,
      Inc.; Invesco Asset Management Deutschland, GmbH;
      Invesco Asset Management Limited; Invesco Asset
      Management (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
      and Invesco Senior Secured Management, Inc. ...........    87,369,701           2,504,964           3,960,971



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. GOVERNMENT SECURITIES FUND

[INVESCO AIM LOGO]             AIM V.I. HIGH YIELD FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                  -0.52%
Series II Shares                                                                 -0.52
Lehman Brothers U.S. Aggregate Bond Index(TRIANGLE) (Broad Market Index)          1.13
Lehman Brothers U.S. Corporate High Yield Index(TRIANGLE) (Style-Specific
   Index)                                                                        -1.31
Lipper VUF High Current Yield Bond Funds Category Average(TRIANGLE) (Peer
   Group)                                                                        -1.51

(TRIANGLE)Lipper Inc.

The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities.
   The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds
(SEC registered) of issuers in non-emerging countries are included.
   The LIPPER VUF HIGH CURRENT YIELD BOND FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper High Current Yield Bond
Funds category. These funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 RESENT PAST PERFORMANCE AND CANNOT              AIM V.I. HIGH YIELD FUND, A SERIES
As of 6/30/08                                GUARANTEE COMPARABLE FUTURE RESULTS;         PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
                                             CURRENT PERFORMANCE MAY BE LOWER OR          IS CURRENTLY OFFERED THROUGH INSURANCE
SERIES I SHARES                              HIGHER. PLEASE CONTACT YOUR VARIABLE         COMPANIES ISSUING VARIABLE PRODUCTS. YOU
Inception (5/1/98)                    1.87%  PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      CANNOT PURCHASE SHARES OF THE FUND
10 Years                              1.85   THE MOST RECENT MONTH-END VARIABLE PRODUCT   DIRECTLY. PERFORMANCE FIGURES GIVEN
 5 Years                              7.06   PERFORMANCE. PERFORMANCE FIGURES REFLECT     REPRESENT THE FUND AND ARE NOT INTENDED TO
 1 Year                              -2.47   FUND EXPENSES, REINVESTED DISTRIBUTIONS      REFLECT ACTUAL VARIABLE PRODUCT VALUES.
                                             AND CHANGES IN NET ASSET VALUE. INVESTMENT   THEY DO NOT REFLECT SALES CHARGES,
SERIES II SHARES                             RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    EXPENSES AND FEES ASSESSED IN CONNECTION
                                             SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     WITH A VARIABLE PRODUCT. SALES CHARGES,
10 Years                              1.63%  YOU SELL SHARES.                             EXPENSES AND FEES, WHICH ARE DETERMINED BY
 5 Years                              6.84      THE NET ANNUAL FUND OPERATING EXPENSE     THE VARIABLE PRODUCT ISSUERS, WILL VARY
 1 Year                              -2.56   RATIO SET FORTH IN THE MOST RECENT FUND      AND WILL LOWER THE TOTAL RETURN.
==========================================   PROSPECTUS AS OF THE DATE OF THIS REPORT        THE MOST RECENT MONTH-END PERFORMANCE
                                             FOR SERIES I AND SERIES II SHARES WAS        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
SERIES II SHARES' INCEPTION DATE IS MARCH    0.97% AND 1.22%, RESPECTIVELY.(1) THE        PRODUCT CHARGES, IS AVAILABLE ON THE
26, 2002. RETURNS SINCE THAT DATE ARE        TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    INVESCO AIM AUTOMATED INFORMATION LINE,
HISTORICAL. ALL OTHER RETURNS ARE THE        SET FORTH IN THE MOST RECENT FUND            866 702 4402. AS MENTIONED ABOVE, FOR THE
BLENDED RETURNS OF THE HISTORICAL            PROSPECTUS AS OF THE DATE OF THIS REPORT     MOST RECENT MONTH-END PERFORMANCE
PERFORMANCE OF SERIES II SHARES SINCE        FOR SERIES I AND SERIES II SHARES WAS        INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
THEIR INCEPTION AND THE RESTATED             1.16% AND 1.41%, RESPECTIVELY. THE EXPENSE   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIOS PRESENTED ABOVE MAY VARY FROM THE     FINANCIAL ADVISOR.
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
II SHARES) ADJUSTED TO REFLECT THE RULE      OF THIS REPORT THAT ARE BASED ON EXPENSES    (1) Total annual operating expenses less
12B-1 FEES APPLICABLE TO SERIES II SHARES.   INCURRED DURING THE PERIOD COVERED BY THIS       any contractual fee waivers and/or
THE INCEPTION DATE OF SERIES I SHARES IS     REPORT.                                          expense reimbursements by the advisor
MAY 1, 1998. THE PERFORMANCE OF THE FUND'S                                                    in effect through at least April 30,
SERIES I AND SERIES II SHARE CLASSES WILL                                                     2010. See current prospectus for more
DIFFER PRIMARILY DUE TO DIFFERENT CLASS                                                       information.
EXPENSES.
   THE PERFORMANCE DATA QUOTED REP-

AIM V.I. HIGH YIELD FUND

PORTFOLIO COMPOSITION

By credit quality, based on Net Assets,
as of June 30, 2008



-------------------------------------------------------------------------
BBB                                                                   0.6%
-------------------------------------------------------------------------
BB                                                                   32.1
-------------------------------------------------------------------------
B                                                                    52.5
-------------------------------------------------------------------------
CCC                                                                  12.1
-------------------------------------------------------------------------
D                                                                     0.3
-------------------------------------------------------------------------
NR                                                                    1.8
-------------------------------------------------------------------------
Equity                                                                0.9
-------------------------------------------------------------------------
Cash Equivalent                                                      (0.3)
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)




                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

BONDS & NOTES-96.04%

ADVERTISING-0.24%

Lamar Media Corp.
  -Series C, Sr. Unsec. Gtd. Sub. Global Notes,
  6.63%, 08/15/15(b)                                 $  130,000    $   118,950
==============================================================================


AEROSPACE & DEFENSE-1.64%

Bombardier Inc. (Canada),
  Sr. Unsec. Unsub. Notes,
  6.30%, 05/01/14(b)(c)                                 180,000        172,350
------------------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Unsec. Gtd. Notes,
  6.63%, 02/01/16(b)                                    220,000        224,400
------------------------------------------------------------------------------
Esterline Technologies Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 03/01/17(b)                                    245,000        243,775
------------------------------------------------------------------------------
L-3 Communications Corp.
  -Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  6.38%, 10/15/15(b)                                    160,000        150,200
------------------------------------------------------------------------------
Moog Inc.,
  Sr. Sub. Notes,
  7.25%, 06/15/18(b)(c)                                  35,000         34,650
==============================================================================
                                                                       825,375
==============================================================================


AIRLINES-1.45%

Continental Airlines Inc.,
  Unsec. Unsub. Notes,
  8.75%, 12/01/11(b)                                    185,000        126,725
------------------------------------------------------------------------------
  Series 2000-1, Class C-1, Jr. Pass Through
  Ctfs.,
  8.50%, 05/01/11(b)                                    105,570         97,652
------------------------------------------------------------------------------
Delta Air Lines Inc.,
  Series 2002-1, Class C, Pass Through Ctfs.,
  7.78%, 01/02/12(b)                                    342,763        298,204
------------------------------------------------------------------------------
  Series 2007-1, Class C, Sec.
  Global Pass Through Ctfs.,
  8.95%, 08/10/14(b)                                    127,605        102,722
------------------------------------------------------------------------------
United Air Lines, Inc.
  -Series 2007-1, Class B, Sr. Sec. Gtd. Global
  Pass Through Ctfs.,
  7.34%, 07/02/19(b)(c)                                 133,656        100,910
==============================================================================
                                                                       726,213



ALTERNATIVE CARRIERS-0.37%

Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14(b)                                    205,000        187,575
==============================================================================


ALUMINUM-2.10%

Aleris International Inc.,
  Sr. Unsec. Gtd. PIK Global Notes,
  9.00%, 12/15/14(b)                                    390,000        306,150
------------------------------------------------------------------------------
Century Aluminum Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 08/15/14(b)                                    228,000        226,860
------------------------------------------------------------------------------
Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15(b)                                    554,000        523,530
==============================================================================
                                                                     1,056,540
==============================================================================


APPAREL RETAIL-0.85%

Collective Brands, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 08/01/13(b)                                    485,000        426,800
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.14%

American Achievement Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 04/01/12(b)                                    205,000        208,075
------------------------------------------------------------------------------
Broder Brothers Co.
  -Series B, Sr. Unsec. Gtd. Global Notes,
  11.25%, 10/15/10(b)(d)                                196,000        134,750
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS-(CONTINUED)

Hanesbrands, Inc.
  -Series B, Sr. Unsec. Gtd. Floating Rate Global Notes,
  6.51%, 12/15/14(b)(e)
$280,000                                             $  261,800
------------------------------------------------------------------------------
Levi Strauss & Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.88%, 04/01/16(b)(d)                                 255,000        249,262
------------------------------------------------------------------------------
Perry Ellis International, Inc.
  -Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 09/15/13(b)                                    235,000        222,663
==============================================================================
                                                                     1,076,550
==============================================================================


AUTO PARTS & EQUIPMENT-0.91%

Lear Corp.
  -Series B, Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/13(b)                                    255,000        212,925
------------------------------------------------------------------------------
Tenneco Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.63%, 11/15/14(b)(d)                                 160,000        142,400
------------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Notes,
  7.00%, 03/10/14(b)                                    180,000         99,900
==============================================================================
                                                                       455,225
==============================================================================


AUTOMOBILE MANUFACTURERS-1.53%

Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31(b)                                    350,000        203,000
------------------------------------------------------------------------------
General Motors Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(b)(d)                                 325,000        251,875
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(b)(d)                                 525,000        312,375
==============================================================================
                                                                       767,250
==============================================================================


BIOTECHNOLOGY-0.03%

RBS Global Inc./Rexnord LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 08/01/14(b)                                     15,000         14,625
==============================================================================


BROADCASTING & CABLE TV-3.96%

Charter Communications Holdings II LLC/Charter
  Communications Holdings II Capital Corp.,
  Sr. Unsec. Gtd. Notes,
  10.25%, 09/15/10(b)                                   465,000        453,375
------------------------------------------------------------------------------
CSC Holdings, Inc.
  -Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11(b)                                    272,000        267,920
------------------------------------------------------------------------------
Echostar DBS Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 10/01/14(b)                                    260,000        241,150
------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 04/15/14(b)                                    250,000        254,687
------------------------------------------------------------------------------
Rainbow National Services LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.75%, 09/01/12(b)(c)                                 538,000        547,415
------------------------------------------------------------------------------
Virgin Media Finance PLC,
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(b)                                    240,000        226,800
==============================================================================
                                                                     1,991,347



BUILDING PRODUCTS-1.64%

Associated Materials Inc.,
  Sr. Unsec. Global Notes,
  11.25%, 03/01/14(b)(d)                                655,000        444,581
------------------------------------------------------------------------------
Building Materials Corp. of America,
  Sec. Gtd. Second Lien Global Notes,
  7.75%, 08/01/14(b)                                    260,000        217,100
------------------------------------------------------------------------------
Ply Gem Industries, Inc.,
  Sr. Sec. Gtd. First & Second Lien Notes,
  11.75%, 06/15/13(b)(c)                                175,000        161,000
==============================================================================
                                                                       822,681
==============================================================================


CASINOS & GAMING-1.91%

Great Canadian Gaming Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Notes,
  7.25%, 02/15/15(b)(c)                                 190,000        185,250
------------------------------------------------------------------------------
MGM Mirage,
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(b)                                    273,000        221,812
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.50%, 06/01/16(b)                                    190,000        157,938
------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 10/01/13(b)                                    340,000        341,700
------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp.,
  Sr. Sec. Gtd. Global First Mortgage Notes,
  6.63%, 12/01/14(b)                                     60,000         54,987
==============================================================================
                                                                       961,687
==============================================================================


COAL & CONSUMABLE FUELS-0.62%

Massey Energy Co.,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 12/15/13(b)(d)                                 245,000        239,794
------------------------------------------------------------------------------
Peabody Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/01/16(b)                                     70,000         70,350
==============================================================================
                                                                       310,144
==============================================================================


COMMERCIAL PRINTING-0.12%

Quebecor World Inc. (Canada),
  Sr. Notes,
  9.75%, 01/15/15(b)(c)(f)                              105,000         58,144
==============================================================================


COMMODITY CHEMICALS-0.56%

Koppers Holdings Inc.,
  Sr. Unsec. Sub. Disc. Global Notes,
  9.88%, 11/15/14(b)(g)                                 310,000        279,000
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.72%

MasTec, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17(b)                                 $  350,000    $   299,250
------------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc.,
  Sr. Global Notes,
  9.00%, 04/15/12(b)                                     60,000         61,650
==============================================================================
                                                                       360,900
==============================================================================


CONSTRUCTION & ENGINEERING-0.62%

Great Lakes Dredge & Dock Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 12/15/13(b)                                    331,000        313,623
==============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.53%

Esco Corp.,
  Sr. Unsec. Gtd. Notes,
  8.63%, 12/15/13(b)(c)                                  55,000         55,550
------------------------------------------------------------------------------
Terex Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14(b)                                    470,000        462,950
------------------------------------------------------------------------------
Titan International, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.00%, 01/15/12(b)                                    255,000        251,175
==============================================================================
                                                                       769,675
==============================================================================


CONSTRUCTION MATERIALS-1.47%

Graham Packaging Co. Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.88%, 10/15/14(b)                                    290,000        257,375
------------------------------------------------------------------------------
Texas Industries, Inc.,
  Sr. Unsec. Global Notes,
  7.25%, 07/15/13(b)                                     65,000         65,000
------------------------------------------------------------------------------
U.S. Concrete, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14(b)                                    460,000        415,150
==============================================================================
                                                                       737,525
==============================================================================


CONSUMER ELECTRONICS-0.62%

NXP BV/NXP Funding LLC (Netherlands),
  Sr. Sec. Gtd. Global Notes,
  7.88%, 10/15/14(b)                                    195,000        180,375
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.50%, 10/15/15(b)                                    150,000        130,500
==============================================================================
                                                                       310,875
==============================================================================


CONSUMER FINANCE-2.90%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13(b)                                    400,000        296,052
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10(b)                                    240,000        205,390
------------------------------------------------------------------------------
  9.88%, 08/10/11(b)                                    120,000        101,411
------------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/31(b)                                    575,000        375,187
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.75%, 12/01/14(b)                                    480,000        320,222
------------------------------------------------------------------------------
KAR Holdings Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.75%, 05/01/14(b)                                    180,000        158,400
==============================================================================
                                                                     1,456,662
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.49%

Iron Mountain Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.00%, 06/15/20(b)                                    150,000        148,312
------------------------------------------------------------------------------
Lender Processing Services, Inc.,
  Sr. Unsec. Notes,
  8.13%, 07/01/16(b)(c)                                  95,000         95,713
==============================================================================
                                                                       244,025
==============================================================================


DISTILLERS & VINTNERS-0.54%

Constellation Brands Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 05/15/17(b)                                    285,000        270,038
==============================================================================


DIVERSIFIED CHEMICALS-0.30%

Innophos Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 08/15/14(b)                                    150,000        153,000
==============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-2.13%

GEO Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13(b)                                    408,000        418,200
------------------------------------------------------------------------------
Mobile Services Group Inc./Mobile Storage Group
  Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.75%, 08/01/14(b)                                     60,000         57,900
------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(b)                                   190,000        157,463
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.88%, 09/01/14(b)                                    485,000        436,500
==============================================================================
                                                                     1,070,063
==============================================================================


DIVERSIFIED METALS & MINING-0.91%

FMG Finance Pty. Ltd. (Australia),
  Sr. Sec. Notes,
  10.63%, 09/01/16(b)(c)                                180,000        210,825
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes,
  8.25%, 04/01/15(b)                                    240,000        248,148
==============================================================================
                                                                       458,973
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
DRUG RETAIL-0.06%

Rite Aid Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.13%, 05/01/10(b)                                 $   30,000    $    30,600
==============================================================================


ELECTRIC UTILITIES-2.37%

Edison Mission Energy,
  Sr. Unsec. Global Notes,
  7.00%, 05/15/17(b)                                    320,000        301,600
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 06/15/16(b)                                    155,000        156,162
------------------------------------------------------------------------------
Elwood Energy LLC,
  Sr. Sec. Global Notes,
  8.16%, 07/05/26(b)                                    147,684        142,515
------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.
  -Series C, Sr. Sec. Bonds,
  7.16%, 01/15/14(b)                                    145,410        146,313
------------------------------------------------------------------------------
Mirant North America, LLC,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 12/31/13(b)                                     85,000         85,000
------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(b)(c)                                 376,081        360,098
==============================================================================
                                                                     1,191,688
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.42%

Baldor Electric Co.,
  Sr. Unsec. Gtd. Notes,
  8.63%, 02/15/17(b)                                    210,000        211,575
==============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.56%

Sanmina-SCI Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.75%, 03/01/13(b)                                    310,000        282,100
==============================================================================


FOREST PRODUCTS-0.26%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes,
  7.75%, 11/15/13(b)                                    195,000        128,700
==============================================================================


GENERAL MERCHANDISE STORES-0.74%

Dollar General Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.63%, 07/15/15(b)                                    95,000         94,050
------------------------------------------------------------------------------
Pantry, Inc. (The),
  Sr. Gtd. Sub. Global Notes,
  7.75%, 02/15/14(b)                                    365,000        277,400
==============================================================================
                                                                       371,450
==============================================================================


HEALTH CARE EQUIPMENT-0.65%

ReAble Therapeutics Finance LLC/ReAble
  Therapeutics Finance Corp.,
  Sr. Unsec. Notes,
  10.88%, 11/15/14(b)(c)                                185,000        185,925
------------------------------------------------------------------------------
Viant Holdings Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 07/15/17 (Acquired 06/25/07-05/06/08;
  Cost $155,033)(b)(c)(h)                               167,000        142,785
==============================================================================
                                                                       328,710
==============================================================================


HEALTH CARE FACILITIES-3.56%

Community Health Systems Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 07/15/15(b)                                    130,000        131,950
------------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14(b)                                    140,000        144,200
------------------------------------------------------------------------------
  9.25%, 11/15/16(b)                                    600,000        622,500
------------------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(b)                                    165,000        127,875
------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(b)                                     55,000         45,925
------------------------------------------------------------------------------
Healthsouth Corp.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  9.13%, 06/15/14(b)(e)                                 105,000        107,494
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  10.75%, 06/15/16(b)(d)                                355,000        383,843
------------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Unsub. Notes,
  6.38%, 12/01/11(b)                                    229,000        222,130
==============================================================================
                                                                     1,785,917
==============================================================================


HEALTH CARE SERVICES-1.82%

FMC Finance III SA,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/15/17(b)                                    175,000        172,926
------------------------------------------------------------------------------
Omnicare Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  6.75%, 12/15/13(b)                                    110,000        103,125
------------------------------------------------------------------------------
  6.88%, 12/15/15(b)                                    110,000        102,300
------------------------------------------------------------------------------
Rural/Metro Corp.,
  Sr. Gtd. Sub. Global Notes,
  9.88%, 03/15/15(b)                                     56,000         51,660
------------------------------------------------------------------------------
Universal Hospital Services Inc.,
  Sr. Sec. PIK Global Notes,
  8.50%, 06/01/15(b)                                    190,000        190,950
------------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 08/15/12(b)                                    295,000        293,525
==============================================================================
                                                                       914,486
==============================================================================


HEALTH CARE SUPPLIES-0.64%

Bausch & Lomb Inc.,
  Sr. Unsec. Notes,
  9.88%, 11/01/15(b)(c)                                 315,000        321,300
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
HOMEBUILDING-0.49%

K. Hovnanian Enterprises Inc.,
  Sr. Sec. Gtd. Notes,
  11.50%, 05/01/13(b)(c)                             $  115,000    $   119,025
------------------------------------------------------------------------------
TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(b)(f)                                  60,000         34,200
------------------------------------------------------------------------------
  9.00%, 07/01/10(b)(f)                                 163,000         92,910
==============================================================================
                                                                       246,135
==============================================================================


HOTELS, RESORTS & CRUISE LINES-0.39%

NCL Corp. Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14(b)                                   195,000        195,000
==============================================================================


HOUSEWARES & SPECIALTIES-0.50%

Yankee Acquisition Corp.
  -Series B, Sr. Gtd. Sub. Global Notes,
  8.50%, 02/15/15(b)(d)                                 320,000        249,600
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.37%

AES Corp. (The),
  Sr. Notes,
  8.00%, 06/01/20(b)(c)                                 260,000        253,825
------------------------------------------------------------------------------
AES Red Oak LLC
  -Series A, Sr. Sec. Bonds, 8.54%, 11/30/19(b)         334,242        349,283
------------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Unsec. Global Notes,
  7.75%, 06/01/19(b)                                    185,000        170,200
------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  Sr. Unsec. Gtd. Notes,
  10.88%, 11/01/17(b)(c)                                210,000        212,625
------------------------------------------------------------------------------
  Series P, Sr. Unsec. Unsub. Global Notes,
  5.55%, 11/15/14(b)                                      4,000          3,220
------------------------------------------------------------------------------
Mirant Americas Generation LLC,
  Sr. Unsec. Notes,
  8.50%, 10/01/21(b)                                    185,000        174,825
------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 02/01/16(b)                                    145,000        137,750
------------------------------------------------------------------------------
  7.38%, 01/15/17(b)                                    255,000        242,250
------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC
  -Series A, Sr. Unsec. Gtd. Notes,
  10.25%, 11/01/15(b)(c)                                150,000        146,813
==============================================================================
                                                                     1,690,791
==============================================================================


INDUSTRIAL CONGLOMERATES-0.28%

Indalex Holding Corp.
  -Series B, Sr. Sec. Gtd. Global Notes,
  11.50%, 02/01/14(b)                                   230,000        139,150
==============================================================================


INDUSTRIAL MACHINERY-0.78%

Columbus McKinnon Corp.,
  Sr. Gtd. Sub. Global Notes,
  8.88%, 11/01/13(b)                                    158,000        166,295
------------------------------------------------------------------------------
Stewart & Stevenson LLC,
  Sr. Unsec. Gtd. Global Notes,
  10.00%, 07/15/14(b)                                   225,000        227,813
==============================================================================
                                                                       394,108
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-3.23%

Citizens Communications Co.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27(b)                                    325,000        292,094
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 08/15/31(b)                                    335,000        304,012
------------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.
  -Series B, Sr. Unsec. Gtd. Global Notes,
  9.75%, 05/01/13(b)(d)                                 250,000        109,688
------------------------------------------------------------------------------
Qwest Communications International Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/11(b)                                    625,000        609,375
------------------------------------------------------------------------------
Windstream Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 08/01/13(b)                                    130,000        129,025
------------------------------------------------------------------------------
  8.63%, 08/01/16(b)                                    180,000        180,450
==============================================================================
                                                                     1,624,644
==============================================================================


INVESTMENT BANKING & BROKERAGE-0.54%

E*Trade Financial Corp.,
  Sr. Unsec. Global Notes,
  8.00%, 06/15/11(b)                                    195,000        180,375
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/01/15(b)(d)                                 105,000         90,300
==============================================================================
                                                                       270,675
==============================================================================


METAL & GLASS CONTAINERS-0.13%

Greif Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.75%, 02/01/17(b)                                     70,000         67,900
==============================================================================


MOVIES & ENTERTAINMENT-0.67%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes,
  8.00%, 03/01/14(b)                                    180,000        160,650
------------------------------------------------------------------------------
Marquee Holdings Inc.,
  Sr. Unsec. Global Notes,
  12.00%, 08/15/14(b)                                   220,000        174,900
==============================================================================
                                                                       335,550
==============================================================================


MULTI-SECTOR HOLDINGS-0.55%

Leucadia National Corp.,
  Sr. Unsec. Notes,
  8.13%, 09/15/15(b)                                     80,000         80,791
------------------------------------------------------------------------------
Stena A.B. (Sweden),
  Sr. Unsec. Global Notes,
  7.50%, 11/01/13(b)                                    195,000        195,975
==============================================================================
                                                                       276,766
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES-0.24%

ACCO Brands Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.63%, 08/15/15(b)                                 $  130,000    $   119,600
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-2.48%

Allis-Chalmers Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 01/15/14(b)                                    255,000        248,625
------------------------------------------------------------------------------
Basic Energy Services Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/16(b)                                    220,000        213,950
------------------------------------------------------------------------------
Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17(b)                                     95,000         95,950
------------------------------------------------------------------------------
Calfrac Holdings L.P.,
  Sr. Notes,
  7.75%, 02/15/15(b)(c)                                 245,000        239,487
------------------------------------------------------------------------------
CHC Helicopter Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 05/01/14(b)                                    195,000        202,800
------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 05/15/17(b)                                    245,000        246,225
==============================================================================
                                                                     1,247,037
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-7.95%

Chaparral Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(b)                                    140,000        122,150
------------------------------------------------------------------------------
  8.88%, 02/01/17(b)                                    305,000        266,112
------------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17(b)                                    315,000        308,700
------------------------------------------------------------------------------
Delta Petroleum Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.00%, 04/01/15(b)                                    445,000        382,700
------------------------------------------------------------------------------
Encore Acquisition Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.00%, 07/15/15(b)                                    145,000        137,025
------------------------------------------------------------------------------
Forest Oil Corp.,
  Sr. Notes,
  7.25%, 06/15/19(b)(c)                                 115,000        111,119
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/19(b)                                    250,000        241,562
------------------------------------------------------------------------------
Intergen N.V. (Netherlands),
  Sr. Sec. Gtd. Bonds, 9.00%, 06/30/17(b)(c)            140,000        147,000
------------------------------------------------------------------------------
Mariner Energy Inc.,
  Sr. Unsec. Gtd. Notes,
  8.00%, 05/15/17(b)                                     65,000         63,131
------------------------------------------------------------------------------
Newfield Exploration Co.,
  Sr. Unsec. Sub. Global Notes,
  7.13%, 05/15/18(b)                                    215,000        205,325
------------------------------------------------------------------------------
Pioneer Natural Resources Co.,
  Sr. Unsec. Notes,
  6.65%, 03/15/17(b)                                    270,000        255,841
------------------------------------------------------------------------------
Plains Exploration & Production Co.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 06/15/15(b)                                    125,000        125,938
------------------------------------------------------------------------------
  7.63%, 06/01/18(b)                                    185,000        185,463
------------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 08/01/15(b)                                     85,000         84,788
------------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Gtd. Sub. Notes,
  7.25%, 05/01/18(b)                                    110,000        109,450
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/15/16(b)                                    135,000        135,000
------------------------------------------------------------------------------
SandRidge Energy, Inc.,
  Sr. Notes,
  8.00%, 06/01/18(b)(c)                                 430,000        432,687
------------------------------------------------------------------------------
Southwestern Energy Co.,
  Sr. Unsec. Unsub. Notes,
  7.50%, 02/01/18(b)(c)                                 245,000        252,350
------------------------------------------------------------------------------
Swift Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 06/01/17(b)                                    285,000        264,337
------------------------------------------------------------------------------
Whiting Petroleum Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.00%, 02/01/14(b)                                    165,000        162,938
==============================================================================
                                                                     3,993,616
==============================================================================


OIL & GAS REFINING & MARKETING-0.28%

United Refining Co.
  -Series 2, Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12(b)                                   145,000        141,013
==============================================================================


OIL & GAS STORAGE & TRANSPORTATION-2.11%

Copano Energy LLC,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 03/01/16(b)                                    330,000        334,125
------------------------------------------------------------------------------
El Paso Corp.,
  Sr. Unsec. Global Notes,
  6.88%, 06/15/14(b)                                    330,000        330,825
------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.25%, 03/01/16(b)(c)                                 135,000        135,000
------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp.,
  Sr. Notes,
  8.75%, 04/15/18(b)(c)                                 195,000        200,119
------------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17(b)                                     60,000         60,108
==============================================================================
                                                                     1,060,177
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.82%

NSG Holdings LLC/NSG Holdings Inc.,
  Sr. Sec. Notes,
  7.75%, 12/15/25(b)(c)                                  60,000         59,400
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Residential Capital LLC, Jr. Sec. Gtd. Notes,
  9.63%, 05/15/15(b)(c)
$224,000                                             $  108,640
------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
  Sr. Sec. Notes,
  9.13%, 02/01/15(b)(c)                                 325,000        242,125
==============================================================================
                                                                       410,165
==============================================================================


PACKAGED FOODS & MEATS-0.13%

Dole Food Co. Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/10(b)                                     72,000         65,340
==============================================================================


PAPER PACKAGING-1.53%

Caraustar Industries, Inc.,
  Sr. Unsec. Unsub. Notes,
  7.38%, 06/01/09(b)                                    665,000        585,200
------------------------------------------------------------------------------
Jefferson Smurfit Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 06/01/13(b)                                    219,000        181,770
==============================================================================
                                                                       766,970
==============================================================================


PAPER PRODUCTS-4.80%

Abitibi-Consolidated Co. of Canada (Canada),
  Sr. Sec. Gtd. Notes,
  13.75%, 04/01/11(b)(c)                                140,000        149,100
------------------------------------------------------------------------------
Bowater Canada Finance Corp. (Canada),
  Sr. Gtd. Global Notes,
  7.95%, 11/15/11(b)                                    155,000        109,275
------------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes,
  9.75%, 03/15/10(b)                                    182,000        172,445
------------------------------------------------------------------------------
Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13(b)                                    280,000        252,000
------------------------------------------------------------------------------
  7.13%, 08/15/15(b)                                    140,000        136,150
------------------------------------------------------------------------------
Exopack Holding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 02/01/14(b)                                   145,000        135,938
------------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.00%, 01/15/15(b)(c)                                 125,000        118,750
------------------------------------------------------------------------------
  7.13%, 01/15/17(b)(c)                                 140,000        132,650
------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13(b)                                    577,000        545,265
------------------------------------------------------------------------------
Neenah Paper, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/15/14(b)                                    179,000        158,862
------------------------------------------------------------------------------
Rock-Tenn Co.,
  Sr. Unsec. Gtd. Notes,
  9.25%, 03/15/16(b)(c)                                 245,000        260,619
------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.
  -Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  11.38%, 08/01/16(b)                                   250,000        238,750
==============================================================================
                                                                     2,409,804
==============================================================================


PERSONAL PRODUCTS-0.65%

NBTY, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.13%, 10/01/15(b)                                    344,000        328,520
==============================================================================


PHARMACEUTICALS-0.89%

Elan Finance PLC/Elan Finance Corp. (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(b)                                    166,000        163,925
------------------------------------------------------------------------------
  8.88%, 12/01/13(b)                                    280,000        282,800
==============================================================================
                                                                       446,725
==============================================================================


PROPERTY & CASUALTY INSURANCE-0.47%

Crum & Forster Holdings Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.75%, 05/01/17(b)                                    255,000        238,425
==============================================================================


PUBLISHING-1.93%

Dex Media Inc.,
  Sr. Unsec. Disc. Global Notes,
  9.00%, 11/15/13(b)(g)                                 538,000        400,810
------------------------------------------------------------------------------
MediMedia USA Inc.,
  Sr. Sub. Notes,
  11.38%, 11/15/14(b)(c)                                 30,000         30,150
------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(b)(g)                                490,000        340,550
------------------------------------------------------------------------------
Reader's Digest Association Inc. (The),
  Sr. Unsec. Sub. Notes,
  9.00%, 02/15/17(b)(c)                                 260,000        197,600
==============================================================================
                                                                       969,110
==============================================================================


RAILROADS-0.47%

Kansas City Southern Railway,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/15(b)                                    235,000        238,525
==============================================================================


SEMICONDUCTOR EQUIPMENT-0.39%

Amkor Technology Inc.,
  Sr. Unsec. Global Notes,
  7.13%, 03/15/11(b)                                    205,000        197,569
==============================================================================


SEMICONDUCTORS-4.91%

Avago Technologies Finance Pte./Avago
  Technologies U.S./Avago Technologies Wireless
  (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13(b)                                   535,000        575,794
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(b)                                   120,000        131,550
------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14(b)                                    435,000        355,612
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16(b)(d)                                365,000        280,138
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South
  Korea),
  Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(b)(d)
$360,000                                             $  252,000
------------------------------------------------------------------------------
Spansion Inc.,
  Sr. Sec. Floating Rate Notes,
  5.81%, 06/01/13(b)(c)(e)                              440,000        328,900
------------------------------------------------------------------------------
Viasystems Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  10.50%, 01/15/11(b)                                   545,000        543,637
==============================================================================
                                                                     2,467,631
==============================================================================


SPECIALTY CHEMICALS-1.67%

JohnsonDiversey Holdings Inc.
  -Series B, Sr. Unsec. Sub. Global Notes,
  10.67%, 05/15/13(b)                                   190,000        190,000
------------------------------------------------------------------------------
NewMarket Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.13%, 12/15/16(b)                                    150,000        148,875
------------------------------------------------------------------------------
PolyOne Corp.,
  Sr. Notes,
  8.88%, 05/01/12(b)(c)                                 175,000        176,313
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.88%, 05/01/12(b)                                    120,000        120,300
------------------------------------------------------------------------------
Polypore Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.75%, 05/15/12(b)                                    205,000        205,000
==============================================================================
                                                                       840,488
==============================================================================


SPECIALTY STORES-0.90%

Michaels Stores, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  10.00%, 11/01/14(b)(d)                                520,000        451,100
==============================================================================


STEEL-0.90%

Metals USA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(b)                                   185,000        191,475
------------------------------------------------------------------------------
Steel Dynamics Inc.,
  Sr. Notes,
  7.75%, 04/15/16(b)(c)                                 260,000        260,650
==============================================================================
                                                                       452,125
==============================================================================


THRIFTS & MORTGAGE FINANCE-0.59%

Countrywide Financial Corp.
  -Series B, Sr. Unsec. Gtd. Floating Rate Putable
  Global Notes,
  0.43%, 05/15/09(b)(e)(i)                              315,000        297,297
==============================================================================


TIRES & RUBBER-1.73%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Notes,
  8.00%, 12/15/19(b)                                    320,000        273,600
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.63%, 03/15/27(b)                                    260,000        213,200
------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Global Notes,
  9.00%, 07/01/15(b)                                    380,000        380,000
==============================================================================
                                                                       866,800
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-2.28%

Ashtead Capital Inc.,
  Sr. Sec. Gtd. Notes,
  9.00%, 08/15/16(b)(c)                                 150,000        132,750
------------------------------------------------------------------------------


United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12(b)                                    637,000        577,281
------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 11/15/13(b)                                    125,000        100,156
------------------------------------------------------------------------------
Wesco Distribution Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 10/15/17(b)                                    360,000        333,000
==============================================================================
                                                                     1,143,187
==============================================================================


TRUCKING-0.52%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14(b)                                    285,000        262,556
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.09%

Centennial Cellular Operating Co./Centennial
  Communications Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 06/15/13(b)                                   348,000        359,310
------------------------------------------------------------------------------
Cricket Communications Inc.,
  Sr. Gtd. Notes,
  10.00%, 07/15/15(b)(c)                                210,000        207,375
------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda),
  Sr. Unsec. Notes,
  8.88%, 01/15/15(b)(c)                                 615,000        586,556
------------------------------------------------------------------------------
iPCS Inc.,
  Sr. Sec. Gtd. Floating Rate First Lien Global
  Notes,
  5.00%, 05/01/13(b)(e)                                  90,000         82,350
------------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.38%, 03/15/12(b)                                    315,000        315,536
==============================================================================
                                                                     1,551,127
==============================================================================
     Total Bonds & Notes (Cost $51,468,698)                         48,245,217
==============================================================================


                                                       SHARES

COMMON STOCKS & OTHER EQUITY INTERESTS-0.83%

BROADCASTING & CABLE TV-0.62%

Adelphia Communications Corp.,
  Sr. Notes,
  10.88%, 10/01/10(j)                                        --         29,110
------------------------------------------------------------------------------
Adelphia Recovery Trust
  -Series ACC-1(j)                                      318,570         16,725
------------------------------------------------------------------------------
Adelphia Recovery Trust
  -Series ARAHOVA(j)                                    109,170         45,306
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND


                                                       SHARES         VALUE
------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Time Warner Cable, Inc.
  -Class A
6,227                                                $  164,891
------------------------------------------------------------------------------
Virgin Media Inc.                                         4,129         56,196
------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.
  -Wts., expiring 03/15/10(k)                               182            136
==============================================================================
                                                                       312,364
==============================================================================


CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.
  -Wts., expiring 06/15/09 (Acquired 08/07/00;
  Cost $0)(c)(h)(k)(l)                                      175              0
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(m)                                          33             14
------------------------------------------------------------------------------
XO Holdings Inc.
  -Class A-Wts., expiring 01/16/10(k)                     1,533             46
------------------------------------------------------------------------------
XO Holdings Inc.
  -Class B-Wts., expiring 01/16/10(k)                     1,148             11
------------------------------------------------------------------------------
XO Holdings Inc.
  -Class C-Wts., expiring 01/16/10(k)                     1,148             11
==============================================================================
                                                                            82
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.21%

iPCS, Inc.(m)                                             3,489        103,379
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $501,449)                                                 415,825
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-0.28%

ELECTRIC UTILITIES-0.28%

Reliant Energy Mid-Atlantic Power Holdings, LLC
  -Series B, Sr. Unsec. Pass Through Ctfs.,
  9.24%, 07/02/17 (Cost $132,960)(b)                 $  132,444    $   142,377
==============================================================================



SENIOR SECURED FLOATING RATE INTEREST LOANS-0.17%

AIRLINES-0.17%

Evergreen International Aviation, Inc.
  First Lien Term Loan
  9.00%, 10/31/11 (Cost $96,761)(b)(e)                   96,761         85,875
==============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-97.32% (Cost $52,199,868)                                   48,889,294
==============================================================================


                                                       SHARES

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-5.08%

Liquid Assets Portfolio-Institutional Class
  (Investments Purchased with Cash Collateral from
  Securities on Loan) (Cost $2,551,268)(n)(o)         2,551,268      2,551,268
==============================================================================
TOTAL INVESTMENTS-102.40% (Cost $54,751,136)                        51,440,562
==============================================================================
OTHER ASSETS LESS LIABILITIES-(2.40)%                               (1,207,463)
==============================================================================
NET ASSETS-100.00%                                                 $50,233,099
______________________________________________________________________________
==============================================================================



Investment Abbreviations:


Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
Jr.     - Junior
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $48,473,469, which represented 96.50% of the Fund's Net Assets. See Note 1A.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $7,873,543, which represented 15.67% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)   All or a portion of this security was out on loan at June 30, 2008.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(f) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at June 30, 2008 was $185,254, which represented 0.37% of the Fund's Net Assets.
(g) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2008 was $142,785, which represented 0.28% of the Fund's Net Assets.
(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(k) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(m)   Non-income producing security.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.
(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $52,199,868)*                           $ 48,889,294
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $2,551,268)                    2,551,268
======================================================
     Total investments (Cost
       $54,751,136)                         51,440,562
======================================================
Receivables for:
  Investments sold                             330,942
------------------------------------------------------
  Fund shares sold                           1,739,271
------------------------------------------------------
  Dividends and Interest                     1,055,887
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             37,491
------------------------------------------------------
Other assets                                       214
======================================================
     Total assets                           54,604,367
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        629,186
------------------------------------------------------
  Fund shares reacquired                       206,307
------------------------------------------------------
  Amount due custodian                         806,728
------------------------------------------------------
  Collateral upon return of securities
     loaned                                  2,551,268
------------------------------------------------------
  Accrued fees to affiliates                    32,632
------------------------------------------------------
  Accrued other operating expenses              44,789
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              42,207
------------------------------------------------------
Unrealized depreciation on swap
  agreements                                    50,064
------------------------------------------------------
Premiums received on swap agreements             8,087
======================================================
     Total liabilities                       4,371,268
======================================================
Net assets applicable to shares
  outstanding                             $ 50,233,099
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 58,886,970
------------------------------------------------------
Undistributed net investment income          6,454,565
------------------------------------------------------
Undistributed net realized gain (loss)     (11,747,797)
------------------------------------------------------
Unrealized appreciation (depreciation)      (3,360,639)
======================================================
                                          $ 50,233,099
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $ 49,636,312
______________________________________________________
======================================================
Series II                                 $    596,787
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     8,688,290
______________________________________________________
======================================================
Series II                                      104,923
______________________________________________________
======================================================
Series I:
  Net asset value per share               $       5.71
______________________________________________________
======================================================
Series II:
  Net asset value per share               $       5.69
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $2,496,416 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                   $ 2,247,626
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $70,000)                           102,946
------------------------------------------------------
Dividends                                       18,930
======================================================
     Total investment income                 2,369,502
======================================================


EXPENSES:

Advisory fees                                  161,008
------------------------------------------------------
Administrative services fees                    85,583
------------------------------------------------------
Custodian fees                                   4,098
------------------------------------------------------
Distribution fees -- Series II                     755
------------------------------------------------------
Transfer agent fees                              6,253
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       8,765
------------------------------------------------------
Professional services fees                      27,178
------------------------------------------------------
Other                                            9,787
======================================================
     Total expenses                            303,427
======================================================
Less: Fees waived                              (59,173)
======================================================
     Net expenses                              244,254
======================================================
Net investment income                        2,125,248
======================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (1,266,209)
------------------------------------------------------
  Foreign currencies                             1,616
------------------------------------------------------
  Swap agreements                               83,891
======================================================
                                            (1,180,702)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (1,115,546)
------------------------------------------------------
  Swap agreements                               (3,968)
======================================================
                                            (1,119,514)
======================================================
Net realized and unrealized gain (loss)     (2,300,216)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $  (174,968)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2008             2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $ 2,125,248       $ 4,335,824
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (1,180,702)          773,036
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (1,119,514)       (4,039,148)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations         (174,968)        1,069,712
=======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                         --        (3,849,927)
-------------------------------------------------------------------------------------------------------
  Series II                                                                        --           (46,750)
=======================================================================================================
     Total distributions from net investment income                                --        (3,896,677)
=======================================================================================================
Share transactions-net:
  Series I                                                                 (1,418,874)       (4,318,662)
-------------------------------------------------------------------------------------------------------
  Series II                                                                   (63,833)         (218,532)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (1,482,707)       (4,537,194)
=======================================================================================================
     Net increase (decrease) in net assets                                 (1,657,675)       (7,364,159)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      51,890,774        59,254,933
-------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $6,454,565 and $4,329,317, respectively)                             $50,233,099       $51,890,774
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is a high level of current income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


AIM V.I. HIGH YIELD FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations

AIM V.I. HIGH YIELD FUND
      resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                           0.625%
-------------------------------------------------------------------
Next $300 million                                            0.55%
-------------------------------------------------------------------
Next $500 million                                            0.50%
-------------------------------------------------------------------
Over $1 billion                                              0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).


AIM V.I. HIGH YIELD FUND

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $59,173.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $60,720 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                         INVESTMENTS        OTHER
INPUT LEVEL             IN SECURITIES   INVESTMENTS*
----------------------------------------------------
Level 1                  $ 2,872,358            --
----------------------------------------------------
Level 2                   48,568,204       (50,064)
----------------------------------------------------
Level 3                           --            --
====================================================
                         $51,440,562       (50,064)
____________________________________________________
====================================================




* Other investments include swap contracts, which are included at the unrealized appreciation/depreciation.


AIM V.I. HIGH YIELD FUND

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,563 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--CREDIT DEFAULT SWAP AGREEMENTS


                                   OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               NOTIONAL
                                                                BUY/SELL      (PAY)/RECEIVE     EXPIRATION      AMOUNT
COUNTERPARTY                           REFERENCE ENTITY        PROTECTION       FIXED RATE         DATE          (000)
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing
  Inc.                              Dole Foods Co., Inc.          Sell             6.15%         09/20/12       $  120
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing
  Inc.                              Tenet Healthcare Corp.        Sell             3.70%         03/20/09          180
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing
  Inc.                              Tenet Healthcare Corp.        Sell             3.75%         12/20/08          360
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing
  Inc.                              Visteon Corp.                 Sell             5.00%(a)      03/20/09          180
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch International         MBIA Inc.                     Sell             6.25%         12/20/08          310
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.                            Pulte Homes, Inc.             Sell             4.20%         12/20/08          210
-----------------------------------------------------------------------------------------------------------------------
UBS A.G.                            Pulte Homes, Inc.             Sell             4.40%         12/20/08          180
=======================================================================================================================
  Total Credit Default Swap
     Agreements                                                                                                 $1,540
_______________________________________________________________________________________________________________________
=======================================================================================================================

 OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
--------------------------------------------------
                                      UNREALIZED
                                     APPRECIATION
COUNTERPARTY                        (DEPRECIATION)
--------------------------------------------------
Lehman Brothers Special Financing
  Inc.                                 $(18,428)
--------------------------------------------------
Lehman Brothers Special Financing
  Inc.                                    2,060
--------------------------------------------------
Lehman Brothers Special Financing
  Inc.                                    2,866
--------------------------------------------------
Lehman Brothers Special Financing
  Inc.                                   (2,331)
--------------------------------------------------
Merrill Lynch International             (35,473)
--------------------------------------------------
UBS A.G.                                    577
--------------------------------------------------
UBS A.G.                                    665
==================================================
  Total Credit Default Swap
     Agreements                        $(50,064)
__________________________________________________
==================================================



(a)  Unamortized premium at period-end of $8,087.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $5,421,323 of capital loss carryforward in the fiscal year ended December 31, 2008.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $10,225,025
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. HIGH YIELD FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $22,276,783 and $20,980,302, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $   378,898
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (3,809,464)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(3,430,566)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $54,871,128.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,749,446     $ 15,615,103      4,258,577     $ 26,501,855
------------------------------------------------------------------------------------------------------------------------
  Series II                                                       1,042            5,829          6,878           42,592
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Series I                                                           --               --        669,553        3,849,927
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --          8,159           46,750
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                   (2,985,799)     (17,033,977)    (5,538,034)     (34,670,444)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (12,523)         (69,662)       (49,587)        (307,874)
========================================================================================================================
                                                               (247,834)    $ (1,482,707)      (644,454)    $ (4,537,194)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.


AIM V.I. HIGH YIELD FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  5.74         $  6.12     $  6.03     $  6.45     $  5.97     $  5.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.25            0.46(a)     0.45(a)     0.43(a)     0.42(a)     0.49(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (0.28)          (0.38)       0.19       (0.26)       0.23        0.91
----------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                --              --          --          --        0.02          --
============================================================================================================================
     Total from investment operations                  (0.03)           0.08        0.64        0.17        0.67        1.40
============================================================================================================================
Less dividends from net investment income                 --           (0.46)      (0.55)      (0.59)      (0.19)      (0.43)
============================================================================================================================
Net asset value, end of period                       $  5.71         $  5.74     $  6.12     $  6.03     $  6.45     $  5.97
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (0.52)%          1.24%      10.74%       2.72%      11.25%(c)   28.04%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $49,636         $51,225     $58,336     $54,731     $96,602     $37,267
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     0.95%(d)        0.96%       0.96%       1.01%       1.04%       1.20%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.18%(d)        1.15%       1.18%       1.16%       1.04%       1.20%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                8.25%(d)        7.42%       7.22%       6.58%       6.79%       8.54%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                49%            113%        135%         69%        131%        101%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.90%
(d)  Ratios are annualized and based on average daily net assets of $51,198,506.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                                   -----------------------------------------------------------------------
                                                   SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                       JUNE 30,         --------------------------------------------------
                                                         2008            2007       2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 5.72          $ 6.09     $ 6.00     $ 6.43     $ 5.95     $ 4.99
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.28            0.44(a)    0.43(a)    0.41(a)    0.41(a)    0.49(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (0.31)          (0.38)      0.19      (0.26)      0.24       0.90
--------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                  --              --         --         --       0.01         --
==========================================================================================================================
     Total from investment operations                    (0.03)           0.06       0.62       0.15       0.66       1.39
==========================================================================================================================
Less dividends from net investment income                   --           (0.43)     (0.53)     (0.58)     (0.18)     (0.43)
==========================================================================================================================
Net asset value, end of period                          $ 5.69          $ 5.72     $ 6.09     $ 6.00     $ 6.43     $ 5.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                          (0.52)%          1.01%     10.41%      2.43%     11.14%(c)  27.89%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                $  597          $  666     $  919     $1,556     $1,072     $1,251
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.20%(d)        1.21%      1.21%      1.22%      1.24%      1.45%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.43%(d)        1.40%      1.43%      1.41%      1.29%      1.45%
==========================================================================================================================
Ratio of net investment income to average net
  assets                                                  8.00%(d)        7.17%      6.97%      6.37%      6.59%      8.29%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                  49%            113%       135%        69%       131%       101%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.96%
(d)  Ratios are annualized and based on average daily net assets of $607,168.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. HIGH YIELD FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $994.80        $4.71       $1,020.14       $4.77        0.95%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        994.80         5.95        1,018.90        6.02        1.20
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Variable Insurance Funds is required under   renewal process, the Trustees receive        from one another and attributed different
the Investment Company Act of 1940 to        comparative performance and fee data         weight to the various factors. The
approve annually the renewal of the AIM      regarding all the AIM Funds prepared by an   Trustees recognized that the advisory
V.I. High Yield Fund (the Fund) investment   independent company, Lipper, Inc.            arrangements and resulting advisory fees
advisory agreement with Invesco Aim          (Lipper), under the direction and            for the Fund and the other AIM Funds are
Advisors, Inc. (Invesco Aim). During         supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board       The discussion below serves as a summary
during their evaluation of the Fund's        whether to approve the continuance of each   of the Senior Officer's independent
investment advisory agreement with           AIM Fund's investment advisory agreement     written evaluation with respect to the
independent legal counsel from whom they     and sub-advisory agreements for another      Fund's investment advisory agreement as
received independent legal advice, and the   year.                                        well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an       I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior         A.Nature, Extent and Quality of
the performance of the AIM Funds that have   Officer has recommended that an                    Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    independent written evaluation be provided   The Board reviewed the advisory services
meet throughout the year to review the       and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     prepared an independent written              the Fund's investment advisory agreement,
the Sub-Committees review monthly and        evaluation.                                  the performance of Invesco Aim in
quarterly comparative performance               During the annual contract renewal        providing these services, and the
information and periodic asset flow data     process, the Board considered the factors    credentials and experience of the officers
for their assigned funds. These materials    discussed below under the heading "Factors   and employees of Invesco Aim who provide
are prepared under the direction and         and Conclusions and Summary of Independent   these services. The Board's review of the
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    these services included the Board's
Sub-Committees meet with portfolio           investment advisory agreement and            consideration of Invesco Aim's portfolio
managers for their assigned funds and        sub-advisory agreements at the contract      and product review process, various back
other members of management and review       renewal meetings and at their meetings       office support functions provided by
with these individuals the performance,      throughout the year as part of their         Invesco Aim and its affiliates, and
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
strategies and limitations of these funds.   investment advisory agreement and            trading operations. The Board concluded
   In addition to their meetings             sub-advisory agreements were considered      that the nature, extent and quality of the
throughout the year, the Sub-Committees      separately, although the Board also          advisory services provided to the Fund by
meet at designated contract renewal          considered the common interests of all of    Invesco Aim were appropriate and that
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    Invesco Aim currently is providing
review of the performance, fees and          Board considered all of the information      satisfactory advisory services in
expenses of                                  provided to them and did not identify any    accordance with the terms of the Fund's
                                             particular factor that was controlling.      investment advisory agreement. In
                                             Each Trustee may have evalu-                 addition, based on their ongoing meetings
                                                                                          throughout the year

                                                                                                                           continued

AIM V.I. HIGH YIELD FUND

with the Fund's portfolio manager or         quality and efficiency of the services          D. Economies of Scale and Breakpoints
managers, the Board concluded that these     that Invesco Aim provides to the AIM         The Board considered the extent to which
individuals are competent and able to        Funds. The Board concluded that Invesco      there are economies of scale in Invesco
continue to carry out their                  Aim continues to be responsive to the        Aim's provision of advisory services to
responsibilities under the Fund's            Board's focus on fund performance.           the Fund. The Board also considered
investment advisory agreement.               However, due to the Fund's                   whether the Fund benefits from such
   In determining whether to continue the    underperformance, the Board also concluded   economies of scale through contractual
Fund's investment advisory agreement, the    that it would be appropriate for the Board   breakpoints in the Fund's advisory fee
Board considered the prior relationship      to continue to monitor more closely the      schedule or through advisory fee waivers
between Invesco Aim and the Fund, as well    performance of the Fund. Although the        or expense limitations. The Board noted
as the Board's knowledge of Invesco Aim's    independent written evaluation of the        that the Fund's contractual advisory fee
operations, and concluded that it was        Fund's Senior Officer only considered Fund   schedule includes three breakpoints but
beneficial to maintain the current           performance through the most recent          that, due to the Fund's asset level at the
relationship, in part, because of such       calendar year, the Board also reviewed       end of the past calendar year and the way
knowledge. The Board also considered the     more recent Fund performance and this        in which the breakpoints have been
steps that Invesco Aim and its affiliates    review did not change their conclusions.     structured, the Fund has yet to benefit
have taken over the last several years to                                                 from the breakpoints. Based on this
improve the quality and efficiency of the       C. Advisory Fees and Fee Waivers          information, the Board concluded that the
services they provide to the AIM Funds in    The Board compared the Fund's contractual    Fund's advisory fees would reflect
the areas of investment performance,         advisory fee rate to the contractual         economies of scale at higher asset levels.
product line diversification,                advisory fee rates of funds in the Fund's    The Board also noted that the Fund shares
distribution, fund operations, shareholder   Lipper expense group that are not managed    directly in economies of scale through
services and compliance. The Board           by Invesco Aim, at a common asset level      lower fees charged by third party service
concluded that the quality and efficiency    and as of the end of the past calendar       providers based on the combined size of
of the services Invesco Aim and its          year. The Board noted that the Fund's        all of the AIM Funds and affiliates.
affiliates provide to the AIM Funds in       contractual advisory fee rate was below
each of these areas have generally           the median contractual advisory fee rate        E. Profitability and Financial
improved, and support the Board's approval   of funds in its expense group. The Board           Resources of Invesco Aim
of the continuance of the Fund's             also reviewed the methodology used by        The Board reviewed information from
investment advisory agreement.               Lipper in determining contractual fee        Invesco Aim concerning the costs of the
                                             rates.                                       advisory and other services that Invesco
   B. Fund Performance                          The Board also compared the Fund's        Aim and its affiliates provide to the Fund
The Board compared the Fund's performance    effective fee rate (the advisory fee after   and the profitability of Invesco Aim and
during the past one, three and five          any advisory fee waivers and before any      its affiliates in providing these
calendar years to the performance of funds   expense limitations/waivers) to the          services. The Board also reviewed
in the Fund's performance group that are     advisory fee rates of other clients of       information concerning the financial
not managed by Invesco Aim, and against      Invesco Aim and its affiliates with          condition of Invesco Aim and its
the performance of all funds in the Lipper   investment strategies comparable to those    affiliates. The Board also reviewed with
Variable Annuity Underlying Funds - High     of the Fund, including one mutual fund       Invesco Aim the methodology used to
Current Yield Index. The Board also          advised by Invesco Aim. The Board noted      prepare the profitability information. The
reviewed the criteria used by Invesco Aim    that the Fund's rate was above the rate      Board considered the overall profitability
to identify the Fund's performance group     for the other mutual fund.                   of Invesco Aim, as well as the
for inclusion in the Lipper reports. The        The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
Board noted that the Fund's performance      contractually agreed to waive fees and/or    with managing the Fund. The Board noted
was in the fifth quintile of its             limit expenses of the Fund through at        that Invesco Aim continues to operate at a
performance group for the one year period,   least April 30, 2010 in an amount            net profit, although increased expenses in
the fourth quintile for the three year       necessary to limit total annual operating    recent years have reduced the
period, and the second quintile for the      expenses to a specified percentage of        profitability of Invesco Aim and its
five year period (the first quintile being   average daily net assets for each class of   affiliates. The Board concluded that the
the best performing funds and the fifth      the Fund. The Board considered the           Fund's fees were fair and reasonable, and
quintile being the worst performing          contractual nature of this fee waiver and    that the level of profits realized by
funds). The Board noted that the Fund's      noted that it remains in effect until at     Invesco Aim and its affiliates from
performance was below the performance of     least April 30, 2010. The Board also         providing services to the Fund was not
the Index for the one and three year         considered the effect this expense           excessive in light of the nature, quality
periods, and above the performance of the    limitation would have on the Fund's          and extent of the services provided. The
Index for the five year period. The Board    estimated total expenses.                    Board considered whether Invesco Aim is
noted that Invesco Aim acknowledges the         After taking account of the Fund's        financially sound and has the resources
Fund's underperformance because of shorter   contractual advisory fee rate, as well as    necessary to perform its obligations under
term performance results and continues to    the comparative advisory fee information     the Fund's investment advisory agreement,
monitor the Fund. The Board also             and the expense limitation discussed         and concluded that Invesco Aim has the
considered the steps Invesco Aim has taken   above, the Board concluded that the Fund's   financial resources necessary to fulfill
over the last several years to improve the   advisory fees were fair and reasonable.      these obligations.

                                                                                                                           continued

AIM V.I. HIGH YIELD FUND

   F. Independent Written Evaluation of      were appropriate. The Board also concluded   countries and securities of companies
      the Fund's Senior Officer              that, based on their review and              located in such countries or on various
The Board noted that, at their direction,    representations made by Invesco Aim, these   types of investments and investment
the Senior Officer of the Fund, who is       arrangements were consistent with            techniques, and providing investment
independent of Invesco Aim and Invesco       regulatory requirements.                     advisory services. The Board concluded
Aim's affiliates, had prepared an               The Board considered the fact that the    that the sub-advisory agreements will
independent written evaluation to assist     Fund's uninvested cash and cash collateral   benefit the Fund and its shareholders by
the Board in determining the                 from any securities lending arrangements     permitting Invesco Aim to utilize the
reasonableness of the proposed management    may be invested in money market funds        additional resources and talent of the
fees of the AIM Funds, including the Fund.   advised by Invesco Aim pursuant to           Affiliated Sub-Advisers in managing the
The Board noted that they had relied upon    procedures approved by the Board. The        Fund.
the Senior Officer's written evaluation      Board noted that Invesco Aim will receive
instead of a competitive bidding process.    advisory fees from these affiliated money       B. Fund Performance
In determining whether to continue the       market funds attributable to such            The Board did not view Fund performance as
Fund's investment advisory agreement, the    investments, although Invesco Aim has        a relevant factor in considering whether
Board considered the Senior Officer's        contractually agreed to waive through at     to approve the sub-advisory agreements for
written evaluation.                          least April 30, 2010, the advisory fees      the Fund, as no Affiliated Sub-Adviser
                                             payable by the Fund in an amount equal to    served as a sub-adviser to the Fund prior
   G. Collateral Benefits to Invesco Aim     100% of the net advisory fees Invesco Aim    to May 1, 2008.
      and its Affiliates                     receives from the affiliated money market
The Board considered various other           funds with respect to the Fund's                C. Sub-Advisory Fees
benefits received by Invesco Aim and its     investment of uninvested cash, but not       The Board considered the services to be
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    provided by the Affiliated Sub-Advisers
relationship with the Fund, including the    contractual nature of this fee waiver and    pursuant to the sub-advisory agreements
fees received by Invesco Aim and its         noted that it remains in effect until at     and the services to be provided by Invesco
affiliates for their provision of            least April 30, 2010. The Board concluded    Aim pursuant to the Fund's investment
administrative, transfer agency and          that the Fund's investment of uninvested     advisory agreement, as well as the
distribution services to the Fund. The       cash and cash collateral from any            allocation of fees between Invesco Aim and
Board considered the performance of          securities lending arrangements in the       the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates in            affiliated money market funds is in the      the sub-advisory agreements. The Board
providing these services and the             best interests of the Fund and its           noted that the sub-advisory fees have no
organizational structure employed by         shareholders.                                direct effect on the Fund or its
Invesco Aim and its affiliates to provide                                                 shareholders, as they are paid by Invesco
these services. The Board also considered    II. Sub-Advisory Agreements                  Aim to the Affiliated Sub-Advisers, and
that these services are provided to the         A. Nature, Extent and Quality of          that Invesco Aim and the Affiliated
Fund pursuant to written contracts which           Services Provided by Affiliated        Sub-Advisers are affiliates. After taking
are reviewed and approved on an annual             Sub-Advisors                           account of the Fund's contractual
basis by the Board. The Board concluded      The Board reviewed the services to be        sub-advisory fee rate, as well as other
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    relevant factors, the Board concluded that
providing these services in a satisfactory   Asset Management Deutschland, GmbH,          the Fund's sub-advisory fees were fair and
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco    reasonable.
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco
continue to provide these services to the    Australia Limited, Invesco Global Asset         D. Financial Resources of the
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong         Affiliated Sub-Advisers
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       The Board considered whether each
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              Affiliated Sub-Adviser is financially
portfolio brokerage transactions executed    Management, Inc. (collectively, the          sound and has the resources necessary to
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         perform its obligations under its
these arrangements, portfolio brokerage      sub-advisory agreements and the              respective sub-advisory agreement, and
commissions paid by the Fund and/or other    credentials and experience of the officers   concluded that each Affiliated Sub-Adviser
funds advised by Invesco Aim are used to     and employees of the Affiliated              has the financial resources necessary to
pay for research and execution services.     Sub-Advisers who will provide these          fulfill these obligations.
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various

AIM V.I. HIGH YIELD FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. High Yield Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                         VOTES           WITHHELD/
                                                                    VOTES FOR           AGAINST         ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a share
      class without a shareholder vote..........................   438,131,484        35,586,925         20,906,803
(3)   Approve a new sub-advisory agreement between Invesco Aim
      Advisors, Inc. and each of AIM Funds Management, Inc.;
      Invesco Asset Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong Limited;
      Invesco Institutional (N.A.), Inc.; and Invesco Senior
      Secured Management, Inc...................................     7,157,448           393,593            727,624



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. HIGH YIELD FUND

[INVESCO AIM LOGO]             AIM V.I. INTERNATIONAL GROWTH FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                  -12.01%
Series II Shares                                                                 -12.12
MSCI EAFE Index(TRIANGLE) (Broad Market Index)                                   -10.96
MSCI EAFE Growth Index(TRIANGLE) (Style-Specific Index)                           -8.14
Lipper VUF International Growth Funds Index(TRIANGLE) (Peer Group Index)         -10.98

(TRIANGLE)Lipper Inc.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

   The MSCI EAFE--REGISTERED TRADEMARK-- GROWTH INDEX is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.

   The LIPPER VUF INTERNATIONAL GROWTH FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper
International Growth Funds category. These funds invest at least 75% of their equity assets in companies strictly outside the U.S. and typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================

==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE DATA QUOTED REPRESENT        AIM V.I. INTERNATIONAL GROWTH FUND, A
As of 6/30/08                                PAST PERFORMANCE AND CANNOT GUARANTEE        SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
                                             COMPARABLE FUTURE RESULTS; CURRENT           FUNDS, IS CURRENTLY OFFERED THROUGH
SERIES I SHARES                              PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INSURANCE COMPANIES ISSUING VARIABLE
Inception (5/5/93)                    8.93%  CONTACT YOUR VARIABLE PRODUCT ISSUER OR      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
10 Years                              5.74   FINANCIAL ADVISOR FOR THE MOST RECENT        THE FUND DIRECTLY. PERFORMANCE FIGURES
 5 Years                             17.77   MONTH-END VARIABLE PRODUCT PERFORMANCE.      GIVEN REPRESENT THE FUND AND ARE NOT
 1 Year                             -10.63   PERFORMANCE FIGURES REFLECT FUND EXPENSES,   INTENDED TO REFLECT ACTUAL VARIABLE
                                             REINVESTED DISTRIBUTIONS AND CHANGES IN      PRODUCT VALUES. THEY DO NOT REFLECT SALES
SERIES II SHARES                             NET ASSET VALUE. INVESTMENT RETURN AND       CHARGES, EXPENSES AND FEES ASSESSED IN
10 Years                              5.47%  PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   CONNECTION WITH A VARIABLE PRODUCT. SALES
 5 Years                             17.46   MAY HAVE A GAIN OR LOSS WHEN YOU SELL        CHARGES, EXPENSES AND FEES, WHICH ARE
 1 Year                             -10.84   SHARES.                                      DETERMINED BY THE VARIABLE PRODUCT
==========================================                                                ISSUERS, WILL VARY AND WILL LOWER THE
                                                THE NET ANNUAL FUND OPERATING EXPENSE     TOTAL RETURN.
SERIES II SHARES' INCEPTION DATE IS          RATIO SET FORTH IN THE MOST RECENT FUND
SEPTEMBER 19, 2001. RETURNS SINCE THAT       PROSPECTUS AS OF THE DATE OF THIS REPORT        THE MOST RECENT MONTH-END PERFORMANCE
DATE ARE HISTORICAL. ALL OTHER RETURNS ARE   FOR SERIES I AND SERIES II SHARES WAS        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
THE BLENDED RETURNS OF THE HISTORICAL        1.07% AND 1.32%, RESPECTIVELY.(1) THE        PRODUCT CHARGES, IS AVAILABLE ON THE
PERFORMANCE OF SERIES II SHARES SINCE        TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    INVESCO AIM AUTOMATED INFORMATION LINE,
THEIR INCEPTION AND THE RESTATED             SET FORTH IN THE MOST RECENT FUND            866 702 4402. AS MENTIONED ABOVE, FOR THE
HISTORICAL PERFORMANCE OF SERIES I SHARES    PROSPECTUS AS OF THE DATE OF THIS REPORT     MOST RECENT MONTH-END PERFORMANCE
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    FOR SERIES I AND SERIES II SHARES WAS        INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
II SHARES) ADJUSTED TO REFLECT THE RULE      1.08% AND 1.33%, RESPECTIVELY. THE EXPENSE   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
12B-1 FEES APPLICABLE TO SERIES II SHARES.   RATIOS PRESENTED ABOVE MAY VARY FROM THE     FINANCIAL ADVISOR.
THE INCEPTION DATE OF SERIES I SHARES IS     EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
MAY 5, 1993. THE PERFORMANCE OF THE FUND'S   OF THIS REPORT THAT ARE BASED ON EXPENSES    (1) Total annual operating expenses less
SERIES I AND SERIES II SHARE CLASSES WILL    INCURRED DURING THE PERIOD COVERED BY THIS       any contractual fee waivers and/or
DIFFER PRIMARILY DUE TO DIFFERENT CLASS      REPORT.                                          expense reimbursements by the advisor
EXPENSES.                                                                                     in effect through at least April 30,
                                                                                              2010. See current prospectus for more
                                                                                              information.

AIM V.I. INTERNATIONAL GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               18.0%
-------------------------------------------------------------------------
Industrials                                                          11.6
-------------------------------------------------------------------------
Consumer Staples                                                     10.3
-------------------------------------------------------------------------
Health Care                                                          10.2
-------------------------------------------------------------------------
Financials                                                            8.7
-------------------------------------------------------------------------
Energy                                                                8.2
-------------------------------------------------------------------------
Information Technology                                                7.4
-------------------------------------------------------------------------
Materials                                                             7.1
-------------------------------------------------------------------------
Telecommunication Services                                            6.8
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                10.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-85.26%

AUSTRALIA-2.60%

BHP Billiton Ltd.(b)                                    694,803    $   29,582,806
---------------------------------------------------------------------------------
Cochlear Ltd.                                           249,170        10,423,002
=================================================================================
                                                                       40,005,808
=================================================================================


BELGIUM-2.05%

InBev N.V.(b)                                           300,227        20,752,019
---------------------------------------------------------------------------------
KBC Groep N.V.(b)                                        98,334        10,844,215
=================================================================================
                                                                       31,596,234
=================================================================================


CANADA-3.93%

Canadian National Railway Co.                           235,320        11,302,372
---------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                         185,353        18,562,552
---------------------------------------------------------------------------------
Manulife Financial Corp.                                226,695         7,868,330
---------------------------------------------------------------------------------
Suncor Energy, Inc.                                     394,050        22,819,520
=================================================================================
                                                                       60,552,774
=================================================================================


CHINA-1.26%

China Mobile Ltd.(b)                                  1,452,809        19,442,314
=================================================================================


DENMARK-1.32%

Novo Nordisk A.S.-Class B(b)                            307,736        20,274,465
=================================================================================


FINLAND-0.54%

Nokia Oyj(b)                                            341,655         8,369,232
=================================================================================


FRANCE-5.14%

Axa(b)                                                  519,286        15,305,700
---------------------------------------------------------------------------------
BNP Paribas(b)                                          256,562        22,985,966
---------------------------------------------------------------------------------
Cap Gemini S.A.(b)                                      232,561        13,669,057
---------------------------------------------------------------------------------
Total S.A.                                              318,341        27,165,690
=================================================================================
                                                                       79,126,413
=================================================================================


GERMANY-8.54%

Bayer A.G.(b)                                           418,359        35,139,510
---------------------------------------------------------------------------------
Continental A.G.(b)                                      97,215         9,959,546
---------------------------------------------------------------------------------
Daimler A.G.(b)                                         255,782        15,788,818
---------------------------------------------------------------------------------
Deutsche Boerse A.G.(b)                                  68,241         7,656,590
---------------------------------------------------------------------------------
Merck KGaA(b)                                           181,640        25,791,926
---------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport(b)                        55,427        18,560,100
---------------------------------------------------------------------------------
Siemens A.G.(b)                                         167,928        18,595,505
=================================================================================
                                                                      131,491,995
=================================================================================


GREECE-0.75%

OPAP S.A.(b)                                            330,690        11,506,690
=================================================================================


HONG KONG-3.45%

Esprit Holdings Ltd.                                  2,103,600        21,852,641
---------------------------------------------------------------------------------
Hutchison Whampoa Ltd.(b)                             2,083,000        21,064,019
---------------------------------------------------------------------------------
Li & Fung Ltd.                                        3,380,000        10,186,860
=================================================================================
                                                                       53,103,520
=================================================================================


INDIA-2.46%

Bharat Heavy Electricals Ltd.(b)                        261,611         8,441,072
---------------------------------------------------------------------------------
Infosys Technologies Ltd.                               729,357        29,421,606
=================================================================================
                                                                       37,862,678
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
INDONESIA-1.55%

PT Astra International Tbk(b)                         3,259,500    $    6,829,153
---------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B(b)              21,470,500        17,017,041
=================================================================================
                                                                       23,846,194
=================================================================================


IRELAND-0.78%

Anglo Irish Bank Corp. PLC(b)                           143,797         1,333,895
---------------------------------------------------------------------------------
CRH PLC(b)                                              368,379        10,721,481
=================================================================================
                                                                       12,055,376
=================================================================================


ISRAEL-1.94%

Teva Pharmaceutical Industries Ltd.-ADR                 652,425        29,881,065
=================================================================================


ITALY-2.43%

Eni S.p.A.(b)                                           641,872        23,901,651
---------------------------------------------------------------------------------
Finmeccanica S.p.A.(b)                                  520,191        13,593,502
=================================================================================
                                                                       37,495,153
=================================================================================


JAPAN-8.32%

Denso Corp.(b)                                          479,600        16,418,456
---------------------------------------------------------------------------------
Fanuc Ltd.(b)                                           244,300        23,807,337
---------------------------------------------------------------------------------
Keyence Corp.                                            75,500        17,984,318
---------------------------------------------------------------------------------
Komatsu Ltd.(b)                                         823,000        22,888,070
---------------------------------------------------------------------------------
Nidec Corp.(b)                                          184,600        12,269,253
---------------------------------------------------------------------------------
Suzuki Motor Corp.                                      690,600        16,326,702
---------------------------------------------------------------------------------
Toyota Motor Corp.(b)                                   391,600        18,422,626
=================================================================================
                                                                      128,116,762
=================================================================================


MEXICO-3.04%

America Movil SAB de C.V.-Series L-ADR                  475,589        25,087,320
---------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V.-ADR(c)                165,959         9,721,878
---------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                                 282,588         6,674,729
---------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.(c)            1,567,600         5,419,198
=================================================================================
                                                                       46,903,125
=================================================================================


NETHERLANDS-2.46%

Heineken Holding N.V.(b)                                336,656        15,384,126
---------------------------------------------------------------------------------
TNT N.V.(b)                                             664,354        22,565,915
=================================================================================
                                                                       37,950,041
=================================================================================


NORWAY-1.02%

Petroleum Geo-Services A.S.A.(b)(c)                     640,863        15,655,079
=================================================================================


SINGAPORE-2.89%

Keppel Corp. Ltd.(b)                                  2,726,000        22,477,656
---------------------------------------------------------------------------------
United Overseas Bank Ltd.(b)                          1,608,000        22,076,908
=================================================================================
                                                                       44,554,564
=================================================================================


SOUTH AFRICA-0.55%

Standard Bank Group Ltd.(b)                             868,755         8,430,250
=================================================================================


SOUTH KOREA-0.91%

Hana Financial Group Inc.                               366,590        14,094,228
=================================================================================


SPAIN-2.24%

Banco Santander S.A.(b)                                 412,496         7,526,457
---------------------------------------------------------------------------------
Telefonica S.A.(b)                                    1,020,306        26,965,589
=================================================================================
                                                                       34,492,046
=================================================================================


SWITZERLAND-8.84%

Compagnie Financiere Richemont S.A.-Class A(b)(d)       307,868        17,005,207
---------------------------------------------------------------------------------
Nestle S.A.(b)                                          694,330        31,303,335
---------------------------------------------------------------------------------
Roche Holding A.G.(b)                                   222,316        39,899,992
---------------------------------------------------------------------------------
Sonova Holding A.G.(b)                                  163,114        13,431,391
---------------------------------------------------------------------------------
Syngenta A.G.(b)                                        106,768        34,558,867
=================================================================================
                                                                      136,198,792
=================================================================================


TAIWAN-2.12%

Hon Hai Precision Industry Co., Ltd.                  4,254,141        20,948,422
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR       1,075,311        11,731,643
=================================================================================
                                                                       32,680,065
=================================================================================


TURKEY-0.42%

Akbank T.A.S                                          1,848,868         6,402,745
=================================================================================


UNITED KINGDOM-13.71%

Aviva PLC(b)                                            985,992         9,770,189
---------------------------------------------------------------------------------
Capita Group PLC(b)                                     993,573        13,586,067
---------------------------------------------------------------------------------
Compass Group PLC(b)                                  2,027,594        15,233,738
---------------------------------------------------------------------------------
Imperial Tobacco Group PLC                              929,720        34,649,222
---------------------------------------------------------------------------------
Informa PLC                                           1,574,916        12,956,120
---------------------------------------------------------------------------------
International Power PLC(b)                            2,106,877        18,027,678
---------------------------------------------------------------------------------
Reckitt Benckiser Group PLC(b)                          391,797        19,839,376
---------------------------------------------------------------------------------
Reed Elsevier PLC(b)                                  1,039,952        11,890,288
---------------------------------------------------------------------------------
Shire Ltd.                                            1,043,977        17,124,664
---------------------------------------------------------------------------------
Tesco PLC(b)                                          2,943,942        21,618,948
---------------------------------------------------------------------------------
Vodafone Group PLC(b)                                 5,334,417        15,718,261
---------------------------------------------------------------------------------
WPP Group PLC(b)                                      2,154,215        20,739,054
=================================================================================
                                                                      211,153,605
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,211,658,683)                                        1,313,241,213
=================================================================================



PREFERRED STOCKS-4.21%

BRAZIL-1.14%

Petroleo Brasileiro S.A.-Pfd.-ADR                       303,406        17,582,378
=================================================================================


GERMANY-3.07%

Henkel A.G. & Co. KGaA-Pfd.(b)                          402,156        15,970,214
---------------------------------------------------------------------------------
Porsche Automobil Holding S.E.-Pfd.(b)                  203,588        31,295,240
=================================================================================
                                                                       47,265,454
=================================================================================
     Total Preferred Stocks (Cost $53,427,742)                         64,847,832
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------

MONEY MARKET FUNDS-9.57%

Liquid Assets Portfolio-Institutional Class(e)       73,675,601    $   73,675,601
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             73,675,601        73,675,601
=================================================================================
     Total Money Market Funds (Cost $147,351,202)                     147,351,202
=================================================================================
TOTAL INVESTMENTS-99.04% (Cost $1,412,437,627)                      1,525,440,247
=================================================================================
OTHER ASSETS LESS LIABILITIES-0.96%                                    14,727,416
=================================================================================
NET ASSETS-100.00%                                                 $1,540,167,663
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $971,901,840, which represented 63.10% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)



ASSETS:

Investments, at value (Cost
  $1,265,086,425)                        $1,378,089,045
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $147,351,202)                 147,351,202
=======================================================
     Total investments (Cost
       $1,412,437,627)                    1,525,440,247
=======================================================
Foreign currencies, at value (Cost
  $10,530,968)                               10,614,543
-------------------------------------------------------
Receivables for:
  Investments sold                               18,696
-------------------------------------------------------
  Fund shares sold                            6,423,567
-------------------------------------------------------
  Dividends                                   2,180,401
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              50,630
-------------------------------------------------------
Other assets                                     15,662
=======================================================
     Total assets                         1,544,743,746
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       2,067,764
-------------------------------------------------------
  Fund shares reacquired                        398,018
-------------------------------------------------------
  Accrued fees to affiliates                  1,482,200
-------------------------------------------------------
  Accrued other operating expenses              525,099
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              103,002
=======================================================
     Total liabilities                        4,576,083
=======================================================
Net assets applicable to shares
  outstanding                            $1,540,167,663
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,390,056,545
-------------------------------------------------------
Undistributed net investment income          23,812,015
-------------------------------------------------------
Undistributed net realized gain              13,231,227
-------------------------------------------------------
Unrealized appreciation                     113,067,876
=======================================================
                                         $1,540,167,663
_______________________________________________________
=======================================================



NET ASSETS:

Series I                                 $  714,007,575
_______________________________________________________
=======================================================
Series II                                $  826,160,088
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     24,127,411
_______________________________________________________
=======================================================
Series II                                    28,280,796
_______________________________________________________
=======================================================
Series I:
  Net asset value per share              $        29.59
_______________________________________________________
=======================================================
Series II:
  Net asset value per share              $        29.21
_______________________________________________________
=======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $2,694,763)                    $  23,059,355
-------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $261,018)                         2,695,776
=======================================================
     Total investment income                 25,755,131
=======================================================


EXPENSES:

Advisory fees                                 5,331,439
-------------------------------------------------------
Administrative services fees                  2,004,423
-------------------------------------------------------
Custodian fees                                  566,214
-------------------------------------------------------
Distribution fees -- Series II                  958,796
-------------------------------------------------------
Transfer agent fees                              32,039
-------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       27,956
-------------------------------------------------------
Other                                           144,481
=======================================================
     Total expenses                           9,065,348
=======================================================
Less: Fees waived and expense offset
  arrangement(s)                                (95,922)
=======================================================
     Net expenses                             8,969,426
=======================================================
Net investment income                        16,785,705
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (net of foreign
     taxes of $357,722)                      (7,470,098)
-------------------------------------------------------
  Foreign currencies                            172,885
=======================================================
                                             (7,297,213)
=======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities (net of foreign
     taxes on holdings of $1,137,523)      (203,410,089)
-------------------------------------------------------
  Foreign currencies                             57,236
=======================================================
                                           (203,352,853)
=======================================================
Net realized and unrealized gain (loss)    (210,650,066)
=======================================================
Net increase (decrease) in net assets
  resulting from operations               $(193,864,361)
_______________________________________________________
=======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2008              2007
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   16,785,705    $   10,346,855
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (7,297,213)       42,387,660
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (203,352,853)       53,567,858
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (193,864,361)      106,302,373
==========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --        (3,152,708)
----------------------------------------------------------------------------------------------------------
  Series II                                                                           --        (2,719,089)
==========================================================================================================
     Total distributions from net investment income                                   --        (5,871,797)
==========================================================================================================
Share transactions-net:
  Series I                                                                    17,477,376       149,884,993
----------------------------------------------------------------------------------------------------------
  Series II                                                                  178,569,799       560,552,308
==========================================================================================================
     Net increase in net assets resulting from share transactions            196,047,175       710,437,301
==========================================================================================================
     Net increase in net assets                                                2,182,814       810,867,877
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,537,984,849       727,116,972
==========================================================================================================
  End of period (including undistributed net investment income of
     $23,812,015 and $7,026,310, respectively)                            $1,540,167,663    $1,537,984,849
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. INTERNATIONAL GROWTH FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

AIM V.I. INTERNATIONAL GROWTH FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Over $250 million                                             0.70%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit net annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $95,059.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $177,421 for accounting and fund administrative services and reimbursed $1,827,002 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                 $  553,538,406
--------------------------------------
Level 2                    971,901,841
--------------------------------------
Level 3                             --
======================================
                        $1,525,440,247
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities purchases of $2,711,010.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $863.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $3,195 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


AIM V.I. INTERNATIONAL GROWTH FUND

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $473,307,576 and $306,739,286, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $187,128,067
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (78,061,126)
================================================================================================
Net unrealized appreciation of investment securities                                $109,066,941
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,416,373,306.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    3,326,787     $103,051,101      9,094,637     $ 298,953,566
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                   7,957,607      243,140,108     18,926,292       627,011,734
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --         90,543         3,152,708
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         78,997         2,719,089
=========================================================================================================================
Reacquired:
  Series I                                                   (2,775,034)     (85,573,725)    (4,751,273)     (152,221,281)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (2,098,518)     (64,570,309)    (2,196,518)      (69,178,515)
=========================================================================================================================
                                                              6,410,842     $196,047,175     21,242,678     $ 710,437,301
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  33.63         $  29.44     $  23.17     $  19.77     $  16.04     $  12.49
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.36             0.34         0.23         0.23         0.15         0.09
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (4.40)            3.98         6.32         3.31         3.70         3.54
===============================================================================================================================
     Total from investment operations                (4.04)            4.32         6.55         3.54         3.85         3.63
===============================================================================================================================
Less dividends from net investment income               --            (0.13)       (0.28)       (0.14)       (0.12)       (0.08)
===============================================================================================================================
Net asset value, end of period                    $  29.59         $  33.63     $  29.44     $  23.17     $  19.77     $  16.04
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (12.01)%          14.68%       28.28%       17.93%       24.00%       29.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $714,008         $792,779     $563,460     $444,608     $346,605     $290,680
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets               1.06%(c)(d)      1.06%(d)     1.10%        1.11%        1.14%        1.10%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                          2.36%(c)         1.06%        0.90%        1.11%        0.90%        0.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              22%              20%          34%          36%          48%          79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $742,529,593.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.07% (annualized) and 1.07% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30,         ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  33.24         $  29.16     $  23.00     $ 19.65     $ 15.97     $ 12.45
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                             0.32             0.26         0.17        0.18        0.11        0.06
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (4.35)            3.94         6.25        3.30        3.66        3.51
=============================================================================================================================
     Total from investment operations                 (4.03)            4.20         6.42        3.48        3.77        3.57
=============================================================================================================================
Less dividends from net investment income                --            (0.12)       (0.26)      (0.13)      (0.09)      (0.05)
=============================================================================================================================
Net asset value, end of period                     $  29.21         $  33.24     $  29.16     $ 23.00     $ 19.65     $ 15.97
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      (12.12)%          14.41%       27.92%      17.70%      23.63%      28.68%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $826,160         $745,206     $163,657     $54,658     $21,497     $10,972
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                1.31%(c)(d)      1.31%(d)     1.35%       1.36%       1.39%       1.35%
=============================================================================================================================
Ratio of net investment income to average
  net assets                                           2.11%(c)         0.81%        0.65%       0.86%       0.65%       0.44%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                               22%              20%          34%         36%         48%         79%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $771,251,242.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% (annualized) and 1.32% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $879.90        $4.95       $1,019.59       $5.32        1.06%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        878.80         6.12        1,018.35        6.57        1.31
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Variable Insurance Funds is required under   renewal process, the Trustees receive        from one another and attributed different
the Investment Company Act of 1940 to        comparative performance and fee data         weight to the various factors. The
approve annually the renewal of the AIM      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
V.I. International Growth Fund (the Fund)    independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
                                             its annual recommendation to the Board
   The independent Trustees met separately   whether to approve the continuance of each   The discussion below serves as a summary
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     of the Senior Officer's independent
investment advisory agreement with           and sub-advisory agreements for another      written evaluation with respect to the
independent legal counsel from whom they     year.                                        Fund's investment advisory agreement as
received independent legal advice, and the                                                well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior
structure permits the Trustees to focus on   Officer has recommended that an                 A. Nature, Extent and Quality of
the performance of the AIM Funds that have   independent written evaluation be provided         Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    and, at the direction of the Board, has
meet throughout the year to review the       prepared an independent written              The Board reviewed the advisory services
performance of their assigned funds, and     evaluation.                                  provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and                                                     the Fund's investment advisory agreement,
quarterly comparative performance               During the annual contract renewal        the performance of Invesco Aim in
information and periodic asset flow data     process, the Board considered the factors    providing these services, and the
for their assigned funds. These materials    discussed below under the heading "Factors   credentials and experience of the officers
are prepared under the direction and         and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    these services. The Board's review of the
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
Sub-Committees meet with portfolio           investment advisory agreement and            these services included the Board's
managers for their assigned funds and        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
other members of management and review       renewal meetings and at their meetings       and product review process, various back
with these individuals the performance,      throughout the year as part of their         office support functions provided by
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    Invesco Aim, and Invesco Aim's equity and
strategies and limitations of these funds.   investment advisory agreement and            fixed income trading operations. The Board
                                             sub-advisory agreements were considered      concluded that the nature, extent and
   In addition to their meetings             separately, although the Board also          quality of the advisory services provided
throughout the year, the Sub-Committees      considered the common interests of all of    to the Fund by Invesco Aim were
meet at designated contract renewal          the AIM Funds in their deliberations. The    appropriate and that Invesco Aim currently
meetings each year to conduct an in-depth    Board considered all of the information      is providing satisfactory advisory
review of the performance, fees and          provided to them and did not identify any    services in accordance with the terms of
expenses of                                  particular factor that was controlling.      the Fund's investment advisory agreement.
                                             Each Trustee may have evalu-                 In addition, based on their ongoing
                                                                                          meetings throughout the year with the

                                                                                                                           continued

AIM V.I. INTERNATIONAL GROWTH FUND

Fund's portfolio manager or managers, the    the Board also reviewed more recent Fund     the Fund shares directly in economies of
Board concluded that these individuals are   performance and this review did not change   scale through lower fees charged by third
competent and able to continue to carry      their conclusions.                           party service providers based on the
out their responsibilities under the                                                      combined size of all of the AIM Funds and
Fund's investment advisory agreement.           C. Advisory Fees and Fee Waivers          affiliates.

   In determining whether to continue the    The Board compared the Fund's contractual       E. Profitability and Financial
Fund's advisory agreement, the Board         advisory fee rate to the contractual               Resources of Invesco Aim
considered the prior relationship between    advisory fee rates of funds in the Fund's
Invesco Aim and the Fund, as well as the     expense group that are not managed by        The Board reviewed information from
Board's knowledge of Invesco Aim's           Invesco Aim, at a common asset level and     Invesco Aim concerning the costs of the
operations, and concluded that it was        as of the end of the past calendar year.     advisory and other services that Invesco
beneficial to maintain the current           The Board noted that the Fund's              Aim and its affiliates provide to the Fund
relationship, in part, because of such       contractual advisory fee rate was below      and the profitability of Invesco Aim and
knowledge. The Board also considered the     the median contractual advisory fee rate     its affiliates in providing these
steps that Invesco Aim and its affiliates    of funds in its expense group. The Board     services. The Board also reviewed
have taken over the last several years to    also reviewed the methodology used by        information concerning the financial
improve the quality and efficiency of the    Lipper and noted that the contractual fee    condition of Invesco Aim and its
services they provide to the Funds in the    rates shown by Lipper in determining         affiliates. The Board also reviewed with
areas of investment performance, product     contractual fee rates. The Board noted       Invesco Aim the methodology used to
line diversification, distribution, fund     that Invesco Aim does not serve as an        prepare the profitability information. The
operations, shareholder services and         advisor to other mutual funds or other       Board considered the overall profitability
compliance. The Board concluded that the     clients with investment strategies           of Invesco Aim, as well as the
quality and efficiency of the services       comparable to those of the Fund.             profitability of Invesco Aim in connection
Invesco Aim and its affiliates provide to                                                 with managing the Fund. The Board noted
the AIM Funds in each of these areas have       The Board noted that Invesco Aim has      that Invesco Aim continues to operate at a
generally improved, and support the          contractually agreed to waive fees and/or    net profit, although increased expenses in
Board's approval of the continuance of the   limit expenses of the Fund through at        recent years have reduced the
Fund's advisory agreement.                   least April 30, 2010 in an amount            profitability of Invesco Aim and its
                                             necessary to limit total annual operating    affiliates. The Board concluded that the
   B. Fund Performance                       expenses to a specified percentage of        Fund's fees were fair and reasonable, and
                                             average daily net assets for each class of   that the level of profits realized by
The Board compared the Fund's performance    the Fund. The Board considered the           Invesco Aim and its affiliates from
during the past one, three and five          contractual nature of this fee waiver and    providing services to the Fund was not
calendar years to the performance of funds   noted that it remains in effect until at     excessive in light of the nature, quality
in the Fund's performance group that are     least April 30, 2010. The Board also         and extent of the services provided. The
not managed by Invesco Aim, and against      considered the effect this expense           Board considered whether Invesco Aim is
the performance of all funds in the Lipper   limitation would have on the Fund's          financially sound and has the resources
Variable Annuity Underlying Funds --         estimated total expenses.                    necessary to perform its obligations under
International Growth Funds Index. The                                                     the Fund's investment advisory agreement,
Board also reviewed the criteria used by        After taking account of the Fund's        and concluded that Invesco Aim has the
Invesco Aim to identify the funds in the     contractual advisory fee rate, as well as    financial resources necessary to fulfill
Fund's performance group for inclusion in    the comparative advisory fee information     these obligations.
the Lipper reports. The Board noted that     and the expense limitation discussed
the Fund's performance was in the third      above, the Board concluded that the Fund's      F. Independent Written Evaluation of
quintile of its performance group for the    advisory fees were fair and reasonable.            the Fund's Senior Officer
one year period and the second quintile
for the three and five year periods (the        D. Economies of Scale and Breakpoints     The Board noted that, at their direction,
first quintile being the best performing                                                  the Senior Officer of the Fund, who is
funds and the fifth quintile being the       The Board considered the extent to which     independent of Invesco Aim and Invesco
worst performing funds). The Board noted     there are economies of scale in Invesco      Aim's affiliates, had prepared an
that the performance was above the           Aim's provision of advisory services to      independent written evaluation to assist
performance of the Index for the one,        the Fund. The Board also considered          the Board in determining the
three and five year periods. The Board       whether the Fund benefits from such          reasonableness of the proposed management
also considered the steps Invesco Aim has    economies of scale through contractual       fees of the AIM Funds, including the Fund.
taken over the last several years to         breakpoints in the Fund's advisory fee       The Board noted that they had relied upon
improve the quality and efficiency of the    schedule or through advisory fee waivers     the Senior Officer's written evaluation
services that Invesco Aim provides to the    or expense limitations. The Board noted      instead of a competitive bidding process.
AIM Funds. The Board concluded that          that the Fund's contractual advisory fee     In determining whether to continue the
Invesco Aim continues to be responsive to    schedule includes one breakpoint and that    Fund's investment advisory agreement, the
the Board's focus on fund performance.       the level of the Fund's advisory fees, as    Board considered the Senior Officer's
Although the independent written             a percentage of the Fund's net assets, has   written evaluation.
evaluation of the Fund's Senior Officer      decreased as net assets increased because
only considered Fund performance through     of the breakpoint. Based on this                G. Collateral Benefits to Invesco Aim
the most recent calendar year,               information, the Board concluded that the          and its Affiliates
                                             Fund's advisory fees appropriately reflect
                                             economies of scale at current asset          The Board considered various other
                                             levels. The Board also noted that            benefits received by Invesco Aim and its

                                                                                                                           continued

AIM V.I. INTERNATIONAL GROWTH FUND

affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    and the services to be provided by Invesco
relationship with the Fund, including the    contractual nature of this fee waiver and    Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         noted that it remains in effect until at     advisory agreement, as well as the
affiliates for their provision of            least April 30, 2010. The Board concluded    allocation of fees between Invesco Aim and
administrative, transfer agency and          that the Fund's investment of uninvested     the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       cash and cash collateral from any            the sub-advisory agreements. The Board
Board considered the performance of          securities lending arrangements in the       noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            affiliated money market funds is in the      direct effect on the Fund or its
providing these services and the             best interests of the Fund and its           shareholders, as they are paid by Invesco
organizational structure employed by         shareholders.                                Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered    II. Sub-Advisory Agreements                  Sub-Advisers are affiliates. After taking
that these services are provided to the                                                   account of the Fund's contractual
Fund pursuant to written contracts which        A. Nature, Extent and Quality of          sub-advisory fee rate, as well as other
are reviewed and approved on an annual             Services Provided by Affiliated        relevant factors, the Board concluded that
basis by the Board. The Board concluded            Sub-Advisers                           the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were                                                  reasonable.
providing these services in a satisfactory   The Board reviewed the services to be
manner and in accordance with the terms of   provided by Invesco Trimark Ltd., Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management Deutschland, GmbH,                Affiliated Sub-Advisers
continue to provide these services to the    Invesco Asset Management Limited, Invesco
Fund.                                        Asset Management (Japan) Limited, Invesco    The Board considered whether each
                                             Australia Limited, Invesco Global Asset      Affiliated Sub-Adviser is financially
   The Board considered the benefits         Management (N.A.), Inc., Invesco Hong Kong   sound and has the resources necessary to
realized by Invesco Aim as a result of       Limited, Invesco Institutional (N.A.),       perform its obligations under its
portfolio brokerage transactions executed    Inc. and Invesco Senior Secured              respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    Management, Inc. (collectively, the          concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      "Affiliated Sub-Advisers") under the         has the financial resources necessary to
commissions paid by the Fund and/or other    sub-advisory agreements and the              fulfill these obligations.
funds advised by Invesco Aim are used to     credentials and experience of the officers
pay for research and execution services.     and employees of the Affiliated
The Board noted that soft dollar             Sub-Advisers who will provide these
arrangements shift the payment obligation    services. The Board concluded that the
for the research and execution services      nature, extent and quality of the services
from Invesco Aim to the funds and            to be provided by the Affiliated
therefore may reduce Invesco Aim's           Sub-Advisers were appropriate. The Board
expenses. The Board also noted that          noted that the Affiliated Sub-Advisers,
research obtained through soft dollar        which have offices and personnel that are
arrangements may be used by Invesco Aim in   geographically dispersed in financial
making investment decisions for the Fund     centers around the world, have been formed
and may therefore benefit Fund               in part for the purpose of researching and
shareholders. The Board concluded that       compiling information and making
Invesco Aim's soft dollar arrangements       recommendations on the markets and
were appropriate. The Board also concluded   economies of various countries and
that, based on their review and              securities of companies located in such
representations made by Invesco Aim, these   countries or on various types of
arrangements were consistent with            investments and investment techniques, and
regulatory requirements.                     providing investment advisory services.
                                             The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money
market funds attributable to such            The Board did not view Fund performance as
investments, although Invesco Aim has        a relevant factor in considering whether
contractually agreed to waive through at     to approve the sub-advisory agreements for
least April 30, 2010, the advisory fees      the Fund, as no Affiliated Sub-Adviser
payable by the Fund in an amount equal to    currently manages any portion of the
100% of the net advisory fees Invesco Aim    Fund's assets.
receives from the affiliated money market
funds with respect to the Fund's                C. Sub-Advisory Fees
investment of uninvested cash, but not
                                             The Board considered the services to be
                                             provided by the Affiliated Sub-Advisers
                                             pursuant to the sub-advisory agreements

AIM V.I. INTERNATIONAL GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. International Growth Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   474,883,590          19,741,622
      Frank S. Bayley...................................................   474,653,109          19,972,103
      James T. Bunch....................................................   475,597,417          19,027,795
      Bruce L. Crockett.................................................   474,900,579          19,724,633
      Albert R. Dowden..................................................   474,749,929          19,875,283
      Jack M. Fields....................................................   475,205,840          19,419,372
      Martin L. Flanagan................................................   475,248,336          19,376,876
      Carl Frischling...................................................   474,453,674          20,171,538
      Prema Mathai-Davis................................................   473,569,192          21,056,020
      Lewis F. Pennock..................................................   475,072,501          19,552,711
      Larry Soll, Ph.D. ................................................   475,170,544          19,454,668
      Raymond Stickel, Jr. .............................................   475,420,825          19,204,387
      Philip A. Taylor..................................................   475,640,570          18,984,642




                                                                                                         WITHHELD/
                                                                 VOTES FOR         VOTES AGAINST        ABSTENTIONS
-------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement and
      Declaration of Trust that would permit the Board of
      Trustees of the Trust to terminate the Trust, the Fund,
      and each other series portfolio of the Trust, or a
      share class without a shareholder vote.................   438,131,484          35,586,925          20,906,803
(3)   Approve a new sub-advisory agreement between Invesco
      Aim Advisors, Inc. and each of AIM Funds Management,
      Inc.; Invesco Asset Management Deutschland, GmbH;
      Invesco Asset Management Limited; Invesco Asset
      Management (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
      and Invesco Senior Secured Management, Inc. ...........    35,693,485           1,356,959           1,399,998



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. INTERNATIONAL GROWTH FUND

[INVESCO AIM LOGO]             AIM V.I. LARGE CAP GROWTH FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -10.92%
Series II Shares                                                                -11.05
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
Russell 1000 Growth Index(TRIANGLE) (Style-Specific Index)                       -9.06
Lipper VUF Large-Cap Growth Funds Index(TRIANGLE) (Peer Group Index)             -9.93

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.
   The LIPPER VUF LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P
500--REGISTERED TRADEMARK-- Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE     ABLE PRODUCT. SALES CHARGES, EXPENSES AND
As of 6/30/08                                RATIO SET FORTH IN THE MOST RECENT FUND      FEES, WHICH ARE DETERMINED BY THE VARIABLE
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT     PRODUCT ISSUERS, WILL VARY AND WILL LOWER
SERIES I SHARES                              FOR SERIES I AND SERIES II SHARES WAS        THE TOTAL RETURN.
Inception (8/29/03)                   7.55%  1.01% AND 1.26%, RESPECTIVELY.(1) THE           THE MOST RECENT MONTH-END PERFORMANCE
 1 Year                              -4.05   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             SET FORTH IN THE MOST RECENT FUND            PRODUCT CHARGES, IS AVAILABLE ON THE
SERIES II SHARES                             PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESCO AIM AUTOMATED INFORMATION LINE,
Inception (8/29/03)                   7.32%  FOR SERIES I AND SERIES II SHARES WAS        866 702 4402. AS MENTIONED ABOVE, FOR THE
 1 Year                              -4.30   1.06% AND 1.31%, RESPECTIVELY. THE EXPENSE   MOST RECENT MONTH-END PERFORMANCE
==========================================   RATIOS PRESENTED ABOVE MAY VARY FROM THE     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
THE PERFORMANCE OF THE FUND'S SERIES I AND   OF THIS REPORT THAT ARE BASED ON EXPENSES    FINANCIAL ADVISOR.
SERIES II SHARE CLASSES WILL DIFFER          INCURRED DURING THE PERIOD COVERED BY THIS      HAD THE ADVISOR NOT WAIVED FEES AND/OR
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   REPORT.                                      REIMBURSED EXPENSES IN THE PAST,
   THE PERFORMANCE DATA QUOTED REPRESENT        AIM V.I. LARGE CAP GROWTH FUND, A         PERFORMANCE WOULD HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE        SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
COMPARABLE FUTURE RESULTS; CURRENT           FUNDS, IS CURRENTLY OFFERED THROUGH          (1) Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INSURANCE COMPANIES ISSUING VARIABLE             any contractual fee waivers and/or
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      PRODUCTS. YOU CANNOT PURCHASE SHARES OF          expense reimbursements by the advisor
FINANCIAL ADVISOR FOR THE MOST RECENT        THE FUND DIRECTLY. PERFORMANCE FIGURES           in effect through at least April 30,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      GIVEN REPRESENT THE FUND AND ARE NOT             2010. See current prospectus for more
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   INTENDED TO REFLECT ACTUAL VARIABLE              information.
REINVESTED DISTRIBUTIONS AND CHANGES IN      PRODUCT VALUES. THEY DO NOT REFLECT SALES
NET ASSET VALUE. INVESTMENT RETURN AND       CHARGES, EXPENSES AND FEES ASSESSED IN
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   CONNECTION WITH A VARI-
MAY HAVE A GAIN OR LOSS WHEN YOU SELL
SHARES.

AIM V.I. LARGE CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               30.8%
-------------------------------------------------------------------------
Industrials                                                          21.5
-------------------------------------------------------------------------
Health Care                                                          12.3
-------------------------------------------------------------------------
Materials                                                             9.5
-------------------------------------------------------------------------
Energy                                                                9.2
-------------------------------------------------------------------------
Consumer Discretionary                                                5.0
-------------------------------------------------------------------------
Consumer Staples                                                      3.9
-------------------------------------------------------------------------
Financials                                                            3.2
-------------------------------------------------------------------------
Telecommunication Services                                            2.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.7
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.28%


AEROSPACE & DEFENSE-10.70%

Boeing Co. (The)                                        11,322    $    744,082
------------------------------------------------------------------------------
General Dynamics Corp.                                  20,551       1,730,394
------------------------------------------------------------------------------
Honeywell International Inc.                            36,330       1,826,672
------------------------------------------------------------------------------
Lockheed Martin Corp.                                   42,984       4,240,801
------------------------------------------------------------------------------
Raytheon Co.                                            36,384       2,047,692
------------------------------------------------------------------------------
United Technologies Corp.                               12,770         787,909
==============================================================================
                                                                    11,377,550
==============================================================================



APPLICATION SOFTWARE-0.73%

Adobe Systems Inc.(b)                                   19,800         779,922
==============================================================================



ASSET MANAGEMENT & CUSTODY BANKS-0.69%

Janus Capital Group Inc.                                27,881         738,010
==============================================================================



AUTO PARTS & EQUIPMENT-0.83%

BorgWarner, Inc.                                        20,000         887,600
==============================================================================



AUTOMOTIVE RETAIL-0.93%

AutoZone, Inc.(b)                                        8,200         992,282
==============================================================================



COMMUNICATIONS EQUIPMENT-4.86%

Cisco Systems, Inc.(b)                                  77,275       1,797,416
------------------------------------------------------------------------------
Juniper Networks, Inc.(b)                               35,378         784,684
------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                 67,218       1,646,841
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                      8,054         941,513
==============================================================================
                                                                     5,170,454
==============================================================================



COMPUTER HARDWARE-8.97%

Apple Inc.(b)                                           18,617       3,117,230
------------------------------------------------------------------------------
Hewlett-Packard Co.                                    104,826       4,634,357
------------------------------------------------------------------------------
International Business Machines Corp.                   15,069       1,786,129
==============================================================================
                                                                     9,537,716
==============================================================================



CONSTRUCTION & ENGINEERING-4.04%

Chicago Bridge & Iron Co. N.V.-New York Shares          41,888       1,667,980
------------------------------------------------------------------------------
Fluor Corp.                                             14,133       2,629,869
==============================================================================
                                                                     4,297,849
==============================================================================



CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.68%

Deere & Co.                                              9,887         713,149
------------------------------------------------------------------------------
Joy Global Inc.                                         14,141       1,072,312
==============================================================================
                                                                     1,785,461
==============================================================================



DATA PROCESSING & OUTSOURCED SERVICES-0.95%

MasterCard, Inc.-Class A                                 3,787       1,005,524
==============================================================================



DISTILLERS & VINTNERS-1.54%

Diageo PLC (United Kingdom)(c)                          89,170       1,637,812
==============================================================================



DIVERSIFIED BANKS-0.84%

Unibanco-Uniao de Bancos Brasileiros S.A.-GDR
  (Brazil)                                               7,019         890,922
==============================================================================



DIVERSIFIED METALS & MINING-4.35%

BHP Billiton Ltd. (Australia)(c)                        22,048         938,743
------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                    11,483       1,345,693
------------------------------------------------------------------------------
Rio Tinto PLC-ADR (United Kingdom)                       4,725       2,338,875
==============================================================================
                                                                     4,623,311
==============================================================================



EDUCATION SERVICES-0.62%

Apollo Group Inc.-Class A(b)                            15,000         663,900
==============================================================================



FERTILIZERS & AGRICULTURAL CHEMICALS-5.19%

CF Industries Holdings, Inc.                             9,300       1,421,040
------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                     13,500       1,953,450
------------------------------------------------------------------------------
Syngenta A. G. (Switzerland)(c)                          6,611       2,139,861
==============================================================================
                                                                     5,514,351
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------

FOOTWEAR-1.92%

NIKE, Inc.-Class B                                      34,321    $  2,045,875
==============================================================================


HEALTH CARE EQUIPMENT-3.67%

Bard (C.R.), Inc.                                       11,369         999,904
------------------------------------------------------------------------------
Baxter International Inc.                               45,346       2,899,423
==============================================================================
                                                                     3,899,327
==============================================================================



HEALTH CARE SERVICES-4.35%

Express Scripts, Inc.(b)                                35,881       2,250,456
------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                         50,338       2,375,954
==============================================================================
                                                                     4,626,410
==============================================================================



HEAVY ELECTRICAL EQUIPMENT-3.07%

ABB Ltd. (Switzerland)(b)(c)                           115,653       3,264,669
==============================================================================



HOUSEHOLD PRODUCTS-0.77%

Procter & Gamble Co. (The)                              13,500         820,935
==============================================================================



INDUSTRIAL CONGLOMERATES-2.05%

McDermott International, Inc.(b)                        35,295       2,184,408
==============================================================================



INTEGRATED OIL & GAS-5.00%

Exxon Mobil Corp.                                       12,412       1,093,870
------------------------------------------------------------------------------
Marathon Oil Corp.                                      29,913       1,551,587
------------------------------------------------------------------------------
Occidental Petroleum Corp.                              29,724       2,670,999
==============================================================================
                                                                     5,316,456
==============================================================================



INTERNET RETAIL-0.73%

Expedia, Inc.(b)                                        42,000         771,960
==============================================================================



INTERNET SOFTWARE & SERVICES-1.18%

Google Inc.-Class A(b)                                   2,393       1,259,723
==============================================================================



INVESTMENT BANKING & BROKERAGE-0.84%

Goldman Sachs Group, Inc. (The)                          5,093         890,766
==============================================================================



IT CONSULTING & OTHER SERVICES-3.64%

Accenture Ltd.-Class A                                  95,089       3,872,024
==============================================================================



LIFE SCIENCES TOOLS & SERVICES-1.06%

Invitrogen Corp.(b)                                     28,800       1,130,688
==============================================================================



OIL & GAS DRILLING-2.34%

ENSCO International Inc.                                30,880       2,493,251
==============================================================================



OIL & GAS EQUIPMENT & SERVICES-1.82%

National-Oilwell Varco Inc.(b)                          21,800       1,934,096
==============================================================================



PHARMACEUTICALS-3.21%

Johnson & Johnson                                       24,565       1,580,512
------------------------------------------------------------------------------
Merck & Co. Inc.                                        23,117         871,280
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)        21,000         961,800
==============================================================================
                                                                     3,413,592
==============================================================================



PROPERTY & CASUALTY INSURANCE-0.80%

Chubb Corp. (The)                                       17,340         849,833
==============================================================================



SEMICONDUCTOR EQUIPMENT-0.95%

MEMC Electronic Materials, Inc.(b)                      16,360       1,006,794
==============================================================================



SEMICONDUCTORS-2.24%

Intel Corp.                                             36,850         791,538
------------------------------------------------------------------------------
Texas Instruments Inc.                                  28,823         811,656
------------------------------------------------------------------------------
Xilinx, Inc.                                            30,700         775,175
==============================================================================
                                                                     2,378,369
==============================================================================



SOFT DRINKS-1.61%

PepsiCo, Inc.                                           26,975       1,715,340
==============================================================================



SYSTEMS SOFTWARE-7.24%

BMC Software, Inc.(b)                                   42,864       1,543,104
------------------------------------------------------------------------------
Microsoft Corp.                                        108,073       2,973,088
------------------------------------------------------------------------------
Oracle Corp.(b)                                         99,997       2,099,937
------------------------------------------------------------------------------
Symantec Corp.(b)                                       56,064       1,084,839
==============================================================================
                                                                     7,700,968
==============================================================================



WIRELESS TELECOMMUNICATION SERVICES-2.87%

America Movil SAB de C.V.-Series L-ADR (Mexico)         29,259       1,543,412
------------------------------------------------------------------------------
China Mobile Ltd. (China)(c)                           112,500       1,505,539
==============================================================================
                                                                     3,048,951
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $83,340,265)                                          104,527,099
==============================================================================



MONEY MARKET FUNDS-1.89%

Liquid Assets Portfolio-Institutional Class(d)       1,007,677       1,007,677
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             1,007,677       1,007,677
==============================================================================
     Total Money Market Funds (Cost $2,015,354)                      2,015,354
==============================================================================
TOTAL INVESTMENTS-100.17% (Cost $85,355,619)                       106,542,453
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.17)%                                 (184,822)
==============================================================================
NET ASSETS-100.00%                                                $106,357,631
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $9,486,624, which represented 8.92% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $83,340,265)                            $104,527,099
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $2,015,354)                    2,015,354
======================================================
     Total investments (Cost
       $85,355,619)                        106,542,453
======================================================
Foreign currencies, at value (Cost
  $2,649)                                        2,660
------------------------------------------------------
Receivables for:
  Fund shares sold                              18,276
------------------------------------------------------
  Dividends                                     71,837
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             32,808
======================================================
     Total assets                          106,668,034
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       157,025
------------------------------------------------------
  Accrued fees to affiliates                    69,073
------------------------------------------------------
  Accrued other operating expenses              42,139
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              42,166
======================================================
     Total liabilities                         310,403
======================================================
Net assets applicable to shares
  outstanding                             $106,357,631
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 96,134,224
------------------------------------------------------
Undistributed net investment income
  (loss)                                       (28,512)
------------------------------------------------------
Undistributed net realized gain (loss)     (10,935,015)
------------------------------------------------------
Unrealized appreciation                     21,186,934
======================================================
                                          $106,357,631
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $105,315,465
______________________________________________________
======================================================
Series II                                 $  1,042,166
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     7,460,926
______________________________________________________
======================================================
Series II                                       74,384
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      14.12
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      14.01
______________________________________________________
======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $19,008)                       $    542,021
------------------------------------------------------
Dividends from affiliated money market
  funds                                         41,340
======================================================
     Total investment income                   583,361
======================================================


EXPENSES:

Advisory fees                                  390,806
------------------------------------------------------
Administrative services fees                   160,770
------------------------------------------------------
Custodian fees                                   6,918
------------------------------------------------------
Distribution fees -- Series II                   1,362
------------------------------------------------------
Transfer agent fees                              4,585
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,701
------------------------------------------------------
Other                                           31,121
======================================================
     Total expenses                            605,263
======================================================
Less: Fees waived                              (37,267)
======================================================
     Net expenses                              567,996
======================================================
Net investment income                           15,365
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(71,062))       (1,126,357)
------------------------------------------------------
  Foreign currencies                            (2,737)
======================================================
                                            (1,129,094)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (13,074,456)
------------------------------------------------------
  Foreign currencies                               107
======================================================
                                           (13,074,349)
======================================================
Net realized and unrealized gain (loss)    (14,203,443)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(14,188,078)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $     15,365    $    129,670
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (1,129,094)      4,673,962
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (13,074,349)     13,025,734
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (14,188,078)     17,829,366
======================================================================================================
  Distributions to shareholders from net investment income -- Series 1              --         (38,491)
======================================================================================================
Share transactions-net:
  Series I                                                                  (9,706,897)     (9,305,183)
------------------------------------------------------------------------------------------------------
  Series II                                                                    (77,377)       (929,004)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (9,784,274)    (10,234,187)
======================================================================================================
     Net increase (decrease) in net assets                                 (23,972,352)      7,556,688
======================================================================================================


NET ASSETS:

  Beginning of period                                                      130,329,983     122,773,295
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $(28,512) and $(43,877), respectively)                            $106,357,631    $130,329,983
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. LARGE CAP GROWTH FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


AIM V.I. LARGE CAP GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $37,267.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $135,907 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. LARGE CAP GROWTH FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $ 97,055,829
--------------------------------------
Level 2                     9,486,624
--------------------------------------
Level 3                            --
======================================
                         $106,542,453
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $93,990, which resulted in net realized gains (losses) of $(71,062), and securities purchases of $63,275.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,643 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


AIM V.I. LARGE CAP GROWTH FUND

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                   $3,427,095
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    3,544,700
-----------------------------------------------------------------------------------------------
December 31, 2013                                                                       10,284
-----------------------------------------------------------------------------------------------
December 31, 2014                                                                    1,757,332
===============================================================================================
Total capital loss carryforward                                                     $8,739,411
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 12, 2006, the date of the reorganization of AIM V. I. Blue Chip Fund into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $17,375,047 and $26,888,696, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $23,292,997
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (3,172,673)
===============================================================================================
Net unrealized appreciation of investment securities                                $20,120,324
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $86,422,129.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      322,848     $  4,685,266      1,230,557     $ 18,519,621
------------------------------------------------------------------------------------------------------------------------
  Series II                                                         489            7,140            404            6,093
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --          2,379           38,491
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --             --               --
========================================================================================================================
Reacquired:
  Series I                                                   (1,003,729)     (14,392,163)    (1,902,716)     (27,863,295)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (6,011)         (84,517)       (63,178)        (935,097)
========================================================================================================================
                                                               (686,403)    $ (9,784,274)      (732,554)    $(10,234,187)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. LARGE CAP GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                SERIES I
                                          ------------------------------------------------------------------------------------
                                                                                                               AUGUST 29, 2003
                                                                                                                (COMMENCEMENT
                                          SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,                   DATE) TO
                                              JUNE 30,         -------------------------------------------       DECEMBER 31,
                                                2008             2007         2006        2005       2004            2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.85         $  13.71     $  12.71     $11.86     $10.90          $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.00             0.02         0.02      (0.01)(a)  (0.04)(b)       (0.03)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (1.73)            2.13         1.00       0.88       1.03            0.95
==============================================================================================================================
     Total from investment operations            (1.73)            2.15         1.02       0.87       0.99            0.92
==============================================================================================================================
Less distributions:
  Dividends from net investment income              --            (0.01)       (0.02)        --         --           (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --               --           --      (0.02)     (0.03)             --
==============================================================================================================================
     Total distributions                            --            (0.01)       (0.02)     (0.02)     (0.03)          (0.02)
==============================================================================================================================
Net asset value, end of period                $  14.12         $  15.85     $  13.71     $12.71     $11.86          $10.90
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                 (10.92)%          15.64%        8.05%      7.30%      9.08%           9.16%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $105,315         $129,071     $120,825     $4,352     $  596          $  546
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               1.01%(d)         1.01%        1.02%      1.13%      1.33%           1.33%(e)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.08%(d)         1.08%        1.23%      7.30%      9.88%          14.54%(e)
==============================================================================================================================
Ratio of net investment income (loss)
  to average net assets                           0.03%(d)         0.11%        0.06%     (0.06)%    (0.35)%(b)      (0.73)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                          16%              58%          76%        99%       104%             37%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $111,984,150.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. LARGE CAP GROWTH FUND

                                                                                SERIES II
                                            --------------------------------------------------------------------------------
                                                                                                             AUGUST 29, 2003
                                                                                                              (COMMENCEMENT
                                            SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,                 DATE) TO
                                                JUNE 30,         ---------------------------------------       DECEMBER 31,
                                                  2008            2007       2006       2005       2004            2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 15.75         $13.66     $12.67     $11.84     $10.90          $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.02)         (0.04)     (0.01)     (0.03)(a)  (0.06)(b)       (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.72)          2.13       1.00       0.88       1.03            0.94
============================================================================================================================
     Total from investment operations              (1.74)          2.09       0.99       0.85       0.97            0.91
============================================================================================================================
Less distributions:
  Dividends from net investment income                --             --         --         --         --           (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --             --         --      (0.02)     (0.03)             --
============================================================================================================================
     Total distributions                              --             --         --      (0.02)     (0.03)          (0.01)
============================================================================================================================
Net asset value, end of period                   $ 14.01         $15.75     $13.66     $12.67     $11.84          $10.90
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                   (11.05)%        15.30%      7.81%      7.15%      8.89%           9.11%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $ 1,042         $1,259     $1,949     $  636     $  594          $  546
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 1.26%(d)       1.26%      1.27%      1.33%      1.48%           1.48%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                 1.33%(d)       1.33%      1.48%      7.55%     10.13%          14.79%(e)
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.22)%(d)     (0.14)%    (0.19)%    (0.26)%    (0.50)%(b)      (0.88)%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                            16%            58%        76%        99%       104%             37%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.66)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $1,095,797.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of

AIM V.I. LARGE CAP GROWTH FUND
shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



AIM V.I. LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $890.80        $4.75       $1,019.84       $5.07        1.01%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        889.50         5.92        1,018.60        6.32        1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     their assigned funds. During the contract    ated the information provided differently
Variable Insurance Funds is required under   renewal process, the Trustees receive        from one another and attributed different
the Investment Company Act of 1940 to        comparative performance and fee data         weight to the various factors. The
approve annually the renewal of the AIM      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
V.I. Large Cap Growth Fund (the Fund)        independent company, Lipper, Inc.            arrangements and resulting advisory fees
investment advisory agreement with Invesco   (Lipper), under the direction and            for the Fund and the other AIM Funds are
Aim Advisors, Inc. (Invesco Aim). During     supervision of the independent Senior        the result of years of review and
contract renewal meetings held on June       Officer who also prepares a separate         negotiation between the Trustees and
18-19, 2008, the Board as a whole and the    analysis of this information for the         Invesco Aim, that the Trustees may focus
disinterested or "independent" Trustees,     Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
voting separately, approved the              recommendations to the Investments           these arrangements in some years than in
continuance of the Fund's investment         Committee regarding the performance, fees    others, and that the Trustees'
advisory agreement for another year,         and expenses of their assigned funds. The    deliberations and conclusions in a
effective July 1, 2008. In doing so, the     Investments Committee considers each         particular year may be based in part on
Board determined that the Fund's             Sub-Committee's recommendations and makes    their deliberations and conclusions of
investment advisory agreement is in the      its own recommendations regarding the        these same arrangements throughout the
best interests of the Fund and its           performance, fees and expenses of the AIM    year and in prior years.
shareholders and that the compensation to    Funds to the full Board. The Investments
Invesco Aim under the Fund's investment      Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
advisory agreement is fair and reasonable.   Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
   The independent Trustees met separately   its annual recommendation to the Board       The discussion below serves as a summary
during their evaluation of the Fund's        whether to approve the continuance of each   of the Senior Officer's independent
investment advisory agreement with           AIM Fund's investment advisory agreement     written evaluation with respect to the
independent legal counsel from whom they     and sub-advisory agreements for another      Fund's investment advisory agreement as
received independent legal advice, and the   year.                                        well as a discussion of the material
independent Trustees also received              The independent Trustees are assisted     factors and related conclusions that
assistance during their deliberations from   in their annual evaluation of the Fund's     formed the basis for the Board's approval
the independent Senior Officer, a            investment advisory agreement by the         of the Fund's investment advisory
full-time officer of the AIM Funds who       independent Senior Officer. One              agreement and sub-advisory agreements.
reports directly to the independent          responsibility of the Senior Officer is to   Unless otherwise stated, information set
Trustees.                                    manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
                                             proposed management fees are negotiated      does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          during the annual contract renewal process   occurred since that date, including but
The Board's Investments Committee has        to ensure that they are negotiated in a      not limited to changes to the Fund's
established three Sub-Committees that are    manner that is at arms' length and           performance, advisory fees, expense
responsible for overseeing the management    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
of a number of the series portfolios of      Officer must either supervise a
the AIM Funds. This Sub-Committee            competitive bidding process or prepare an    I. Investment Advisory Agreement
structure permits the Trustees to focus on   independent written evaluation. The Senior      A. Nature, Extent and Quality of
the performance of the AIM Funds that have   Officer has recommended that an                    Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    independent written evaluation be provided   The Board reviewed the advisory services
meet throughout the year to review the       and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
performance of their assigned funds, and     prepared an independent written              the Fund's investment advisory agreement,
the Sub-Committees review monthly and        evaluation.                                  the performance of Invesco Aim in
quarterly comparative performance               During the annual contract renewal        providing these services, and the
information and periodic asset flow data     process, the Board considered the factors    credentials and experience of the officers
for their assigned funds. These materials    discussed below under the heading "Factors   and employees of Invesco Aim who provide
are prepared under the direction and         and Conclusions and Summary of Independent   these services. The Board's review of the
supervision of the independent Senior        Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
Officer. Over the course of each year, the   fairness and reasonableness of the Fund's    these services included the Board's
Sub-Committees meet with portfolio           investment advisory agreement and            consideration of Invesco Aim's portfolio
managers for their assigned funds and        sub-advisory agreements at the contract      and product review process, various back
other members of management and review       renewal meetings and at their meetings       office support functions provided by
with these individuals the performance,      throughout the year as part of their         Invesco Aim, and Invesco Aim's equity and
investment objective(s), policies,           ongoing oversight of the Fund. The Fund's    fixed income trading operations. The Board
strategies and limitations of these funds.   investment advisory agreement and            concluded that the nature, extent and
   In addition to their meetings             sub-advisory agreements were considered      quality of the advisory services provided
throughout the year, the Sub-Committees      separately, although the Board also          to the Fund by Invesco Aim were
meet at designated contract renewal          considered the common interests of all of    appropriate and that Invesco Aim currently
meetings each year to conduct an in-depth    the AIM Funds in their deliberations. The    is providing satisfactory advisory
review of the performance, fees and          Board considered all of the information      services in accordance with the terms of
expenses of                                  provided to them and did not identify any    the Fund's investment advisory agreement.
                                             particular factor that was controlling.      In addition, based on their ongoing
                                             Each Trustee may have evalu-                 meetings throughout the year with the

                                                                                                                           continued

AIM V.I. LARGE CAP GROWTH FUND

Fund's portfolio manager or managers, the    reviewed more recent Fund performance and    expenses.
Board concluded that these individuals are   this review did not change their                After taking account of the Fund's
competent and able to continue to carry      conclusions.                                 contractual advisory fee rate, as well as
out their responsibilities under the                                                      the comparative advisory fee information
Fund's investment advisory agreement.           C. Advisory Fees and Fee Waivers          and the expense limitation discussed
   In determining whether to continue the    The Board compared the Fund's contractual    above, the Board concluded that the Fund's
Fund's investment advisory agreement, the    advisory fee rate to the contractual         advisory fees were fair and reasonable.
Board considered the prior relationship      advisory fee rates of funds in the Fund's
between Invesco Aim and the Fund, as well    expense group that are not managed by           D. Economies of Scale and Breakpoints
as the Board's knowledge of Invesco Aim's    Invesco Aim, at a common asset level and     The Board considered the extent to which
operations, and concluded that it was        as of the end of the past calendar year.     there are economies of scale in Invesco
beneficial to maintain the current           The Board noted that the Fund's              Aim's provision of advisory services to
relationship, in part, because of such       contractual advisory fee rate was below      the Fund. The Board also considered
knowledge. The Board also considered the     the median contractual advisory fee rate     whether the Fund benefits from such
steps that Invesco Aim and its affiliates    of funds in its expense group. The Board     economies of scale through contractual
have taken over the last several years to    also reviewed the methodology used by        breakpoints in the Fund's advisory fee
improve the quality and efficiency of the    Lipper in determining contractual fee        schedule or through advisory fee waivers
services they provide to the AIM Funds in    rates.                                       or expense limitations. The Board noted
the areas of investment performance,            The Board also compared the Fund's        that the Fund's contractual advisory fee
product line diversification,                effective fee rate (the advisory fee after   schedule includes seven breakpoints but
distribution, fund operations, shareholder   any advisory fee waivers and before any      that, due to the Fund's asset level at the
services and compliance. The Board           expense limitations/waivers) to the          end of the past calendar year and the way
concluded that the quality and efficiency    advisory fee rates of other clients of       in which the breakpoint have been
of the services Invesco Aim and its          Invesco Aim and its affiliates with          structured, the Fund has yet to benefit
affiliates provide to the AIM Funds in       investment strategies comparable to those    from the breakpoints. Based on this
each of these areas have generally           of the Fund, including two mutual funds      information, the Board concluded that the
improved, and support the Board's approval   advised by Invesco Aim and two mutual        Fund's advisory fees would appropriately
of the continuance of the Fund's             funds sub-advised by an Invesco Aim          reflect economies of scale at higher asset
investment advisory agreement.               affiliate. The Board noted that the Fund's   levels. The Board also noted that the Fund
                                             rate was: (i) above the rates for the two    shares directly in economies of scale
   B. Fund Performance                       mutual funds; and (ii) above the             through lower fees charged by third party
The Board compared the Fund's performance    sub-advisory fee rates for the two           service providers based on the combined
during the past one and three calendar       sub-advised funds.                           size of all of the AIM Funds and
years to the performance of funds in the        Additionally, the Board compared the      affiliates.
Fund's performance group that are not        Fund's effective fee rate to the total
managed by Invesco Aim, and against the      advisory fees paid by numerous separately       E. Profitability and Financial
performance of all funds in the Lipper       managed accounts/wrap accounts advised by          Resources of Invesco Aim
Variable Annuity Underlying Funds - Large    Invesco Aim affiliates. The Board noted      The Board reviewed information from
Cap Growth Index. The Board also reviewed    that the Fund's rate was generally above     Invesco Aim concerning the costs of the
the criteria used by Invesco Aim to          the rates for the separately managed         advisory and other services that Invesco
identify the funds in the Fund's             accounts/wrap accounts. The Board            Aim and its affiliates provide to the Fund
performance group for inclusion in the       considered that management of the            and the profitability of Invesco Aim and
Lipper reports. The Board noted that the     separately managed accounts/wrap accounts    its affiliates in providing these
Fund's performance was in the second         by the Invesco Aim affiliates involves       services. The Board also reviewed
quintile of its performance group for the    different levels of services and different   information concerning the financial
one and three year periods (the first        operational and regulatory requirements      condition of Invesco Aim and its
quintile being the best performing funds     than Invesco Aim's management of the Fund.   affiliates. The Board also reviewed with
and the fifth quintile being the worst       The Board concluded that these differences   Invesco Aim the methodology used to
performing funds). The Board noted that      are appropriately reflected in the fee       prepare the profitability information. The
the Fund's performance was above the         structure for the Fund.                      Board considered the overall profitability
performance of the Index for the one and        The Board noted that Invesco Aim has      of Invesco Aim, as well as the
three year periods. The Board also           contractually agreed to waive fees and/or    profitability of Invesco Aim in connection
considered the steps Invesco Aim has taken   limit expenses of the Fund through at        with managing the Fund. The Board noted
over the last several years to improve the   least April 30, 2010 in an amount            that Invesco Aim continues to operate at a
quality and efficiency of the services       necessary to limit total annual operating    net profit, although increased expenses in
that Invesco Aim provides to the AIM         expenses to a specified percentage of        recent years have reduced the
Funds. The Board concluded that Invesco      average daily net assets for each class of   profitability of Invesco Aim and its
Aim continues to be responsive to the        the Fund. The Board considered the           affiliates. The Board concluded that the
Board's focus on fund performance.           contractual nature of this fee waiver and    Fund's fees were fair and reasonable, and
Although the independent written             noted that it remains in effect until at     that the level of profits realized by
evaluation of the Fund's Senior Officer      least April 30, 2010. The Board also         Invesco Aim and its affiliates from
only considered Fund performance through     considered the effect this expense           providing services to the Fund was not
the most recent calendar year, the Board     limitation would have on the Fund's          excessive in light of the nature, quality
also                                         estimated total                              and extent of the services provided. The
                                                                                          Board considered whether Invesco Aim is

                                                                                                                           continued

AIM V.I. LARGE CAP GROWTH FUND

financially sound and has the resources      that research obtained through soft dollar   graphically dispersed in financial centers
necessary to perform its obligations under   arrangements may be used by Invesco Aim in   around the world, have been formed in part
the Fund's investment advisory agreement,    making investment decisions for the Fund     for the purpose of researching and
and concluded that Invesco Aim has the       and may therefore benefit Fund               compiling information and making
financial resources necessary to fulfill     shareholders. The Board concluded that       recommendations on the markets and
these obligations.                           Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
The Board noted that, at their direction,    arrangements were consistent with            providing investment advisory services.
the Senior Officer of the Fund, who is       regulatory requirements.                     The Board concluded that the sub-advisory
independent of Invesco Aim and Invesco          The Board considered the fact that the    agreements will benefit the Fund and its
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
independent written evaluation to assist     from any securities lending arrangements     utilize the additional resources and
the Board in determining the                 may be invested in money market funds        talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    advised by Invesco Aim pursuant to           managing the Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Trimark Ltd., Invesco Asset      the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Management Deutschland, GmbH, Invesco        reasonable.
providing these services in a satisfactory   Asset Management Limited, Invesco Asset
manner and in accordance with the terms of   Management (Japan) Limited, Invesco             D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted               geo-


AIM V.I. LARGE CAP GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Large Cap Growth Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
       MATTERS                                                              VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*   Bob R. Baker.....................................................   474,883,590          19,741,622
       Frank S. Bayley..................................................   474,653,109          19,972,103
       James T. Bunch...................................................   475,597,417          19,027,795
       Bruce L. Crockett................................................   474,900,579          19,724,633
       Albert R. Dowden.................................................   474,749,929          19,875,283
       Jack M. Fields...................................................   475,205,840          19,419,372
       Martin L. Flanagan...............................................   475,248,336          19,376,876
       Carl Frischling..................................................   474,453,674          20,171,538
       Prema Mathai-Davis...............................................   473,569,192          21,056,020
       Lewis F. Pennock.................................................   475,072,501          19,552,711
       Larry Soll, Ph.D. ...............................................   475,170,544          19,454,668
       Raymond Stickel, Jr. ............................................   475,420,825          19,204,387
       Philip A. Taylor.................................................   475,640,570          18,984,642




                                                                                          VOTES             WITHHELD/
                                                                   VOTES FOR             AGAINST           ABSTENTIONS
----------------------------------------------------------------------------------------------------------------------
(2)*   Approve an amendment to the Trust's Agreement and
       Declaration of Trust that would permit the Board of
       Trustees of the Trust to terminate the Trust, the
       Fund, and each other series portfolio of the Trust,
       or a share class without a shareholder vote........        438,131,484          35,586,925           20,906,803
(3)    Approve a new sub-advisory agreement between
       Invesco Aim Advisors, Inc. and each of AIM Funds
       Management, Inc.; Invesco Asset Management
       Deutschland, GmbH; Invesco Asset Management
       Limited; Invesco Asset Management (Japan) Limited;
       Invesco Australia Limited; Invesco Global Asset
       Management (N.A.), Inc.; Invesco Hong Kong Limited;
       Invesco Institutional (N.A.), Inc.; and Invesco
       Senior Secured Management, Inc. ...................          7,289,772             254,897              317,361



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. LARGE CAP GROWTH FUND

[INVESCO AIM LOGO]             AIM V.I. LEISURE FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -16.02%
Series II Shares                                                                -16.07
S&P 500 Index(TRIANGLE) (Broad Market Index / Style-Specific Index)             -11.90

(TRIANGLE)Lipper Inc.

   The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The Fund is not managed to track the performance of any particular index, including the index defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   TION LINE, 866 702 4402. AS MENTIONED
As of 6/30/08                                MAY HAVE A GAIN OR LOSS WHEN YOU SELL        ABOVE, FOR THE MOST RECENT MONTH-END
                                             SHARES.                                      PERFORMANCE INCLUDING VARIABLE PRODUCT
SERIES I SHARES                                 THE NET ANNUAL FUND OPERATING EXPENSE     CHARGES, PLEASE CONTACT YOUR VARIABLE
Inception (4/30/02)                   4.01%  RATIO SET FORTH IN THE MOST RECENT FUND      PRODUCT ISSUER OR FINANCIAL ADVISOR.
 5 Years                              6.03   PROSPECTUS AS OF THE DATE OF THIS REPORT        HAD THE ADVISOR NOT WAIVED FEES AND/OR
 1 Year                             -23.06   FOR SERIES I AND SERIES II SHARES WAS        REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             1.01% AND 1.26%, RESPECTIVELY.(1) THE        HAVE BEEN LOWER.
SERIES II SHARES                             TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
Inception                             3.78%  SET FORTH IN THE MOST RECENT FUND            (1) Total annual operating expenses
 5 Years                              5.80   PROSPECTUS AS OF THE DATE OF THIS REPORT        less any contractual fee waivers and/or
 1 Year                             -23.26   FOR SERIES I AND SERIES II SHARES WAS           expense reimbursements by the advisor
==========================================   1.28% AND 1.53%, RESPECTIVELY. THE EXPENSE      in effect through at least April 30,
                                             RATIOS PRESENTED ABOVE MAY VARY FROM THE        2010. See current prospectus for more
SERIES II SHARES' INCEPTION DATE IS APRIL    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS      information.
30, 2004. RETURNS SINCE THAT DATE ARE        OF THIS REPORT THAT ARE BASED ON EXPENSES
HISTORICAL. ALL OTHER RETURNS ARE THE        INCURRED DURING THE PERIOD COVERED BY THIS
BLENDED RETURNS OF THE HISTORICAL            REPORT.
PERFORMANCE OF SERIES II SHARES SINCE           AIM V.I. LEISURE FUND, A SERIES
THEIR INCEPTION AND THE RESTATED             PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
HISTORICAL PERFORMANCE OF SERIES I SHARES    IS CURRENTLY OFFERED THROUGH INSURANCE
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    COMPANIES ISSUING VARIABLE PRODUCTS. YOU
II SHARES) ADJUSTED TO REFLECT THE RULE      CANNOT PURCHASE SHARES OF THE FUND
12B-1 FEES APPLICABLE TO THE SERIES II       DIRECTLY. PERFORMANCE FIGURES GIVEN
SHARES. THE INCEPTION DATE OF SERIES I       REPRESENT THE FUND AND ARE NOT INTENDED TO
SHARES IS APRIL 30, 2002. THE PERFORMANCE    REFLECT ACTUAL VARIABLE PRODUCT VALUES.
OF THE FUND'S SERIES I AND SERIES II SHARE   THEY DO NOT REFLECT SALES CHARGES,
CLASSES WILL DIFFER PRIMARILY DUE TO         EXPENSES AND FEES ASSESSED IN CONNECTION
DIFFERENT CLASS EXPENSES.                    WITH A VARIABLE PRODUCT. SALES CHARGES,
   THE PERFORMANCE DATA QUOTED REPRESENT     EXPENSES AND FEES, WHICH ARE DETERMINED BY
PAST PERFORMANCE AND CANNOT GUARANTEE        THE VARIABLE PRODUCT ISSUERS, WILL VARY
COMPARABLE FUTURE RESULTS; CURRENT           AND WILL LOWER THE TOTAL RETURN.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      THE MOST RECENT MONTH-END PERFORMANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
FINANCIAL ADVISOR FOR THE MOST RECENT        PRODUCT CHARGES, IS AVAILABLE ON THE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      INVESCO AIM AUTOMATED INFORMA-
PERFORMANCE FIGURES REFLECT FUND EXPENSES,
REINVESTED DISTRIBUTIONS AND CHANGES IN
NET ASSET VALUE. INVESTMENT RETURN AND

AIM V.I. LEISURE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               76.6%
-------------------------------------------------------------------------
Consumer Staples                                                     15.6
-------------------------------------------------------------------------
Financials                                                            2.9
-------------------------------------------------------------------------
Information Technology                                                2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.4
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.58%

ADVERTISING-10.25%

Harte-Hanks, Inc.                                        9,377    $   107,367
-----------------------------------------------------------------------------
JC Decaux S.A. (France)                                 11,123        283,529
-----------------------------------------------------------------------------
Omnicom Group Inc.                                      47,738      2,142,481
-----------------------------------------------------------------------------
WPP Group PLC (United Kingdom)(b)                       69,225        666,443
=============================================================================
                                                                    3,199,820
=============================================================================


APPAREL RETAIL-3.66%

Abercrombie & Fitch Co.-Class A                         18,245      1,143,597
=============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-6.41%

Carter's, Inc.(c)                                       20,871        288,437
-----------------------------------------------------------------------------
Coach, Inc.(c)                                          15,551        449,113
-----------------------------------------------------------------------------
Compagnie Financiere Richemont S.A.-Class A
  (Switzerland)(b)(d)                                    8,914        492,368
-----------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                 12,260        769,683
=============================================================================
                                                                    1,999,601
=============================================================================


BREWERS-7.15%

Anheuser-Busch Cos., Inc.                                9,633        598,402
-----------------------------------------------------------------------------
Carlsberg A.S.-Class B (Denmark)                         2,260        218,280
-----------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brazil)           8,457        498,540
-----------------------------------------------------------------------------
Heineken Holding N.V. (Netherlands)(b)                  11,500        525,514
-----------------------------------------------------------------------------
InBev N.V. (Belgium)(b)                                  5,669        391,848
=============================================================================
                                                                    2,232,584
=============================================================================


BROADCASTING & CABLE TV-14.20%

Belo Corp.-Class A                                      14,316        104,650
-----------------------------------------------------------------------------
Cablevision Systems Corp.-Class A(c)                    35,764        808,266
-----------------------------------------------------------------------------
CBS Corp.-Class A                                        3,396         66,154
-----------------------------------------------------------------------------
CBS Corp.-Class B                                        3,397         66,208
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.                       5,009        176,317
-----------------------------------------------------------------------------
Comcast Corp.-Class A                                   54,617      1,036,085
-----------------------------------------------------------------------------
DISH Network Corp.-Class A(c)                            6,079        177,993
-----------------------------------------------------------------------------
Jetix Europe N.V. (Netherlands)                         22,835        578,117
-----------------------------------------------------------------------------
Liberty Global, Inc.-Class A(c)                          4,582        144,012
-----------------------------------------------------------------------------
Liberty Global, Inc.-Series C(c)(e)                      7,903        239,935
-----------------------------------------------------------------------------
Liberty Media Corp.-Entertainment-Series A(c)           19,916        482,565
-----------------------------------------------------------------------------
Scripps Co. (E.W.) (The)-Class A(e)                      7,250        301,165
-----------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.-Class A                  22,438        170,529
-----------------------------------------------------------------------------
Television Broadcasts Ltd.-ADR (Hong Kong)(f)            6,976         80,518
=============================================================================
                                                                    4,432,514
=============================================================================


CASINOS & GAMING-2.32%

International Game Technology                           16,070        401,429
-----------------------------------------------------------------------------
MGM MIRAGE(c)                                            9,554        323,785
=============================================================================
                                                                      725,214
=============================================================================


CATALOG RETAIL-1.19%

Liberty Media Corp.-Interactive-Series A(c)             25,091        370,343
=============================================================================


COMMUNICATIONS EQUIPMENT-0.30%

EchoStar Corp.-Class A(c)                                2,968         92,661
=============================================================================


COMPUTER & ELECTRONICS RETAIL-1.63%

Best Buy Co., Inc.                                       8,512        337,075
-----------------------------------------------------------------------------
hhgregg, Inc.(c)                                        17,072        170,720
=============================================================================
                                                                      507,795
=============================================================================


CONSUMER ELECTRONICS-0.51%

Sony Corp.-ADR (Japan)                                   3,641        159,257
=============================================================================


DEPARTMENT STORES-1.59%

Kohl's Corp.(c)                                         12,362        494,974
=============================================================================


DISTILLERS & VINTNERS-3.91%

Diageo PLC (United Kingdom)(b)                          42,579        782,061
-----------------------------------------------------------------------------
Pernod Ricard S.A. (France)(b)                           4,288        439,791
=============================================================================
                                                                    1,221,852
=============================================================================


FOOTWEAR-1.94%

Crocs, Inc.(c)(e)                                       28,892        231,425
-----------------------------------------------------------------------------
NIKE, Inc.-Class B                                       6,254        372,801
=============================================================================
                                                                      604,226
=============================================================================


GENERAL MERCHANDISE STORES-1.13%

Target Corp.                                             7,624        354,440
=============================================================================


HOME ENTERTAINMENT SOFTWARE-0.46%

Electronic Arts Inc.(c)                                  3,222        143,153
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL-1.97%

Home Depot, Inc. (The)                                  14,039    $   328,794
-----------------------------------------------------------------------------
Lowe's Cos., Inc.                                       13,767        285,665
=============================================================================
                                                                      614,459
=============================================================================


HOTELS, RESORTS & CRUISE LINES-9.82%

Accor S.A. (France)(b)                                   6,473        429,994
-----------------------------------------------------------------------------
Carnival Corp.(g)                                       16,316        537,775
-----------------------------------------------------------------------------
InterContinental Hotels Group PLC (United
  Kingdom)(b)                                           19,429        259,322
-----------------------------------------------------------------------------
Marriott International, Inc.-Class A                     8,153        213,935
-----------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hong
  Kong)(b)                                           4,138,000        201,229
-----------------------------------------------------------------------------
Rezidor Hotel Group A.B. (Sweden)(b)(h)                  2,734         11,529
-----------------------------------------------------------------------------
Rezidor Hotel Group A.B. (Sweden)(b)                    59,000        248,798
-----------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                             4,686        105,295
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.               26,362      1,056,325
=============================================================================
                                                                    3,064,202
=============================================================================


HYPERMARKETS & SUPER CENTERS-0.88%

Wal-Mart Stores, Inc.                                    4,893        274,987
=============================================================================


INTERNET SOFTWARE & SERVICES-1.74%

Google Inc.-Class A(c)                                   1,033        543,792
=============================================================================


INVESTMENT COMPANIES-EXCHANGE TRADED FUNDS-2.00%

iShares Russell 3000 Index Fund                          2,818        211,068
-----------------------------------------------------------------------------
iShares S&P 500 Index Fund                               1,596        204,145
-----------------------------------------------------------------------------
S&P 500 Depositary Receipts Trust-Series 1               1,624        208,002
=============================================================================
                                                                      623,215
=============================================================================


MOVIES & ENTERTAINMENT-11.98%

News Corp.-Class A                                     102,929      1,548,052
-----------------------------------------------------------------------------
Time Warner Inc.                                        49,453        731,904
-----------------------------------------------------------------------------
Viacom Inc.-Class A(c)                                   6,888        210,842
-----------------------------------------------------------------------------
Viacom Inc.-Class B(c)                                   5,181        158,228
-----------------------------------------------------------------------------
Walt Disney Co. (The)                                   34,977      1,091,282
=============================================================================
                                                                    3,740,308
=============================================================================


MULTI-SECTOR HOLDINGS-0.23%

Liberty Media Corp.-Capital-Series A(c)                  4,979         71,698
=============================================================================


PUBLISHING-1.58%

Gannett Co., Inc.                                        4,221         91,469
-----------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            10,016        401,842
=============================================================================
                                                                      493,311
=============================================================================


RESTAURANTS-4.38%

Burger King Holdings Inc.                               14,618        391,617
-----------------------------------------------------------------------------
Jack in the Box Inc.(c)                                  7,342        164,534
-----------------------------------------------------------------------------
McDonald's Corp.                                         8,700        489,114
-----------------------------------------------------------------------------
Yum! Brands, Inc.                                        9,146        320,933
=============================================================================
                                                                    1,366,198
=============================================================================


SOFT DRINKS-3.63%

Coca-Cola Femsa, S.A.B. de C.V.-ADR (Mexico)            10,052        566,832
-----------------------------------------------------------------------------
PepsiCo, Inc.                                            8,900        565,951
=============================================================================
                                                                    1,132,783
=============================================================================


SPECIALIZED REIT'S-0.70%

FelCor Lodging Trust Inc.                               20,882        219,261
=============================================================================


SPECIALTY STORES-2.02%

PetSmart, Inc.                                          31,599        630,400
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $29,548,919)                                          30,456,645
=============================================================================



MONEY MARKET FUNDS-1.57%

Liquid Assets Portfolio-Institutional Class(i)         245,328        245,328
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)               245,328        245,328
=============================================================================
     Total Money Market Funds (Cost $490,656)                         490,656
=============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.15% (Cost $30,039,575)                                  30,947,301
=============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-1.91%

Liquid Assets Portfolio-Institutional Class (Cost
  $596,050)(i)(j)                                      596,050        596,050
=============================================================================
TOTAL INVESTMENTS-101.06% (Cost $30,635,625)                       31,543,351
=============================================================================
OTHER ASSETS LESS LIABILITIES-(1.06)%                                (330,296)
=============================================================================
NET ASSETS-100.00%                                                $31,213,055
_____________________________________________________________________________
=============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $4,448,897, which represented 14.25% of the Fund's Net Assets. See Note 1A.
(c)   Non-income producing security.
(d) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(e)   All or a portion of this security was out on loan at June 30, 2008.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at June 30, 2008 represented 0.26% of the Fund's Net Assets. See Note 1A.
(g)   Each unit represents one common share and one trust share.
(h) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.
(j) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $29,548,919)*                            $30,456,645
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $1,086,706)                    1,086,706
======================================================
     Total investments (Cost
       $30,635,625)                         31,543,351
======================================================
Foreign currencies, at value (Cost
  $22,352)                                      22,573
------------------------------------------------------
Receivables for:
  Investments sold                             144,206
------------------------------------------------------
  Fund shares sold                             117,771
------------------------------------------------------
  Dividends                                     44,344
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             12,024
======================================================
     Total assets                           31,884,269
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Collateral upon return of securities
     loaned                                    596,050
------------------------------------------------------
  Accrued fees to affiliates                    22,222
------------------------------------------------------
  Accrued other operating expenses              38,119
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              14,823
======================================================
     Total liabilities                         671,214
======================================================
Net assets applicable to shares
  outstanding                              $31,213,055
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $24,520,847
------------------------------------------------------
Undistributed net investment income
  (loss)                                       (29,032)
------------------------------------------------------
Undistributed net realized gain              5,812,289
------------------------------------------------------
Unrealized appreciation                        908,951
======================================================
                                           $31,213,055
______________________________________________________
======================================================



NET ASSETS:

Series I                                   $31,205,019
______________________________________________________
======================================================
Series II                                  $     8,036
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     2,932,117
______________________________________________________
======================================================
Series II                                          758
______________________________________________________
======================================================
Series I:
  Net asset value per share                $     10.64
______________________________________________________
======================================================
Series II:
  Net asset value per share                $     10.60
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $576,456 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $15,327)                        $   282,386
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $10,517)                            22,736
======================================================
     Total investment income                   305,122
======================================================


EXPENSES:

Advisory fees                                  137,603
------------------------------------------------------
Administrative services fees                    70,655
------------------------------------------------------
Custodian fees                                   3,846
------------------------------------------------------
Distribution fees -- Series II                      11
------------------------------------------------------
Transfer agent fees                                526
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       8,630
------------------------------------------------------
Professional services fees                      22,615
------------------------------------------------------
Other                                            7,131
======================================================
     Total expenses                            251,017
======================================================
Less: Fees waived and expense offset
  arrangement(s)                               (66,228)
======================================================
     Net expenses                              184,789
======================================================
Net investment income                          120,333
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                        844,722
------------------------------------------------------
  Foreign currencies                             7,833
======================================================
                                               852,555
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (7,278,750)
------------------------------------------------------
  Foreign currencies                               781
======================================================
                                            (7,277,969)
======================================================
Net realized and unrealized gain (loss)     (6,425,414)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $(6,305,081)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                              JUNE 30,      DECEMBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $    120,333    $    250,424
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                              852,555       5,418,001
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (7,277,969)     (5,558,810)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (6,305,081)        109,615
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --        (754,185)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --            (134)
========================================================================================================
     Total distributions from net investment income                                   --        (754,319)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                            --      (2,658,589)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --            (579)
========================================================================================================
     Total distributions from net realized gains                                      --      (2,659,168)
========================================================================================================
Share transactions-net:
  Series I                                                                    (5,084,742)     (6,922,866)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          266          (3,987)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                           (5,084,476)     (6,926,853)
========================================================================================================
     Net increase (decrease) in net assets                                   (11,389,557)    (10,230,725)
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                         42,602,612      52,833,337
========================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(29,032) and $(149,365), respectively)                                $ 31,213,055    $ 42,602,612
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Leisure Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. LEISURE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

AIM V.I. LEISURE FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $65,961.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $45,792 for services provided by insurance companies.


AIM V.I. LEISURE FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $27,013,935
--------------------------------------
Level 2                     4,529,416
--------------------------------------
Level 3                            --
======================================
                          $31,543,351
______________________________________
======================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $267.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,551 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. LEISURE FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $526,694 and $4,629,511, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 4,569,043
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (4,125,673)
================================================================================================
Net unrealized appreciation of investment securities                                 $   443,370
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $31,099,981.


NOTE 9--SHARE INFORMATION


                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2008(a)             DECEMBER 31, 2007
                                                               ------------------------     -------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                       12,235     $   130,712       26,829     $    342,162
---------------------------------------------------------------------------------------------------------------------
  Series II                                                          23             266           --               --
=====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --              --      256,214        3,412,774
---------------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --           54              713
=====================================================================================================================
Reacquired:
  Series I                                                     (442,805)     (5,215,454)    (741,988)     (10,677,802)
---------------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --         (315)          (4,700)
=====================================================================================================================
                                                               (430,547)    $(5,084,476)    (459,206)    $ (6,926,853)
_____________________________________________________________________________________________________________________
=====================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 99% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.


AIM V.I. LEISURE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  SERIES I
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 12.67         $ 13.82     $ 11.86     $ 12.38     $ 10.96     $  8.52
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.03            0.09        0.07        0.04        0.00       (0.00)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.06)          (0.15)       2.83       (0.19)       1.47        2.44
============================================================================================================================
     Total from investment operations                  (2.03)          (0.06)       2.90       (0.15)       1.47        2.44
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.24)      (0.16)      (0.14)      (0.04)         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (0.85)      (0.78)      (0.23)      (0.01)         --
============================================================================================================================
     Total distributions                                  --           (1.09)      (0.94)      (0.37)      (0.05)         --
============================================================================================================================
Net asset value, end of period                       $ 10.64         $ 12.67     $ 13.82     $ 11.86     $ 12.38     $ 10.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                       (16.02)%         (0.79)%     24.61%      (1.19)%     13.40%      28.64%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $31,205         $42,593     $52,820     $54,192     $55,967     $34,424
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.01%(b)        1.01%       1.01%       1.16%       1.29%       1.26%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.37%(b)        1.28%       1.26%       1.31%       1.34%       1.64%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                    0.65%(b)        0.50%       0.54%       0.34%       0.00%      (0.14)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(c)                                 1%             15%         14%         32%         15%         22%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $36,887,109.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               SERIES II
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,         ----------------------------       TO DECEMBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 12.63         $13.78     $11.84     $12.37            $11.09
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.02           0.05       0.04       0.02             (0.02)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.05)         (0.15)      2.82      (0.19)             1.35
========================================================================================================================
     Total from investment operations                 (2.03)         (0.10)      2.86      (0.17)             1.33
========================================================================================================================
Less distributions:
  Dividends from net investment income                   --          (0.20)     (0.14)     (0.13)            (0.04)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  --          (0.85)     (0.78)     (0.23)            (0.01)
========================================================================================================================
     Total distributions                                 --          (1.05)     (0.92)     (0.36)            (0.05)
========================================================================================================================
Net asset value, end of period                      $ 10.60         $12.63     $13.78     $11.84            $12.37
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                      (16.07)%        (1.13)%    24.28%     (1.37)%           11.98%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $     8         $    9     $   14     $   11            $   11
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.26%(b)       1.26%      1.26%      1.36%             1.45%(c)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.62%(b)       1.53%      1.51%      1.56%             1.60%(c)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   0.40%(b)       0.25%      0.29%      0.14%            (0.16)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                1%            15%        14%        32%               15%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $8,688.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. LEISURE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. LEISURE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $839.80        $4.62       $1,019.84       $5.07        1.01%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        839.30         5.76        1,018.60        6.32        1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. LEISURE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

   The Board of Trustees (the Board) of      comparative performance and fee data         from one another and attributed different
AIM Variable Insurance Funds is required     regarding the AIM Funds prepared by an       weight to the various factors. The
under the Investment Company Act of 1940     independent company, Lipper, Inc.            Trustees recognized that the advisory
to approve annually the renewal of the AIM   (Lipper), under the direction and            arrangements and resulting advisory fees
V.I. Leisure Fund (the Fund) investment      supervision of the independent Senior        for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          Officer who also prepares a separate         the result of years of review and
Advisors, Inc. (Invesco Aim). During         analysis of this information for the         negotiation between the Trustees and
contract renewal meetings held on June       Trustees. Each Sub-Committee then makes      Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    recommendations to the Investments           to a greater extent on certain aspects of
disinterested or "independent" Trustees,     Committee regarding the performance, fees    these arrangements in some years than in
voting separately, approved the              and expenses of their assigned funds. The    others, and that the Trustees'
continuance of the Fund's investment         Investments Committee also considers each    deliberations and conclusions in a
advisory agreement for another year,         Sub-Committee's recommendations and makes    particular year may be based in part on
effective July 1, 2008. In doing so, the     its own recommendations regarding the        their deliberations and conclusions of
Board determined that the Fund's             performance, fees and expenses of the AIM    these same arrangements throughout the
investment advisory agreement is in the      Funds to the full Board. The Investments     year and in prior years.
best interests of the Fund and its           Committee also considers each
shareholders and that the compensation to    Sub-Committee's recommendations in making    FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      its annual recommendation to the Board       INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   whether to approve the continuance of each   The discussion below serves as a
   The independent Trustees met separately   AIM Fund's investment advisory agreement     summary of the Senior Officer's
during their evaluation of the Fund's        and sub-advisory agreements for another      independent written evaluation with
investment advisory agreement with           year.                                        respect to the Fund's investment advisory
independent legal counsel from whom they        The independent Trustees are assisted     agreement as well as a discussion of the
received independent legal advice, and the   in their annual evaluation of the Fund's     material factors and related conclusions
independent Trustees also received           investment advisory agreement by the         that formed the basis for the Board's
assistance during their deliberations from   independent Senior Officer. One              approval of the Fund's investment advisory
the independent Senior Officer, a            responsibility of the Senior Officer is to   agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   Unless otherwise stated, information set
reports directly to the independent          proposed management fees are negotiated      forth below is as of June 19, 2008 and
Trustees.                                    during the annual contract renewal process   does not reflect any changes that may have
                                             to ensure that they are negotiated in a      occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           not limited to changes to the Fund's
The Board's Investments Committee has        reasonable. Accordingly, the Senior          performance, advisory fees, expense
established three Sub-Committees that are    Officer must either supervise a              limitations and/or fee waivers.
responsible for overseeing the management    competitive bidding process or prepare an
of a number of the series portfolios of      independent written evaluation. The Senior   I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            Officer has recommended that an                 A. Nature, Extent and Quality of
structure permits the Trustees to focus on   independent written evaluation be provided         Services Provided by Invesco Aim
the performance of the AIM Funds that have   and, at the direction of the Board, has      The Board reviewed the advisory
been assigned to them. The Sub-Committees    prepared an independent written              services provided to the Fund by Invesco
meet throughout the year to review the       evaluation.                                  Aim under the Fund's investment advisory
performance of their assigned funds, and        During the annual contract renewal        agreement, the performance of Invesco Aim
the Sub-Committees review monthly and        process, the Board considered the factors    in providing these services, and the
quarterly comparative performance            discussed below under the heading "Factors   credentials and experience of the officers
information and periodic asset flow data     and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    these services. The Board's review of the
are prepared under the direction and         fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
supervision of the independent Senior        investment advisory agreement and            these services included the Board's
Officer. Over the course of each year, the   sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           renewal meetings and at their meetings       and product review process, various back
managers for their assigned funds and        throughout the year as part of their         office support functions provided by
other members of management and review       ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
with these individuals the performance,      investment advisory agreement and            Invesco Aim's equity and fixed income
investment objective(s), policies,           sub-advisory agreements were considered      trading operations. The Board concluded
strategies and limitations of these funds.   separately, although the Board also          that the nature, extent and quality of the
                                             considered the common interests of all of    advisory services provided to the Fund by
   In addition to their meetings             the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
throughout the year, the Sub-Committees      Board considered all of the information      Invesco Aim currently is providing
meet at designated contract renewal          provided to them and did not identify any    satisfactory advisory services in
meetings each year to conduct an in-depth    particular factor that was controlling.      accordance with the terms of the Fund's
review of the performance, fees and          Each Trustee may have evaluated the          investment advisory agreement. In
expenses of their assigned funds. During     information provided differently             addition, based on their ongoing meetings
the contract renewal process, the Trustees                                                throughout the year with the Fund's
receive                                                                                   portfolio manager or

                                                                                                                           continued

AIM V.I. LEISURE FUND

managers, the Board concluded that these     Although the independent written             that the Fund's contractual advisory fee
individuals are competent and able to        evaluation of the Fund's Senior Officer      schedule includes seven breakpoints, but
continue to carry out their                  only considered Fund performance through     that, due to the Fund's asset level at the
responsibilities under the Fund's            the most recent calendar year, the Board     end of the past calendar year and the way
investment advisory agreement.               also reviewed more recent Fund performance   in which the breakpoints have been
   In determining whether to continue the    and this review did not change their         structured, the Fund has yet to benefit
Fund's investment advisory agreement, the    conclusions.                                 from the breakpoints. Based on this
Board considered the prior relationship                                                   information, the Board concluded that the
between Invesco Aim and the Fund, as well       C.Advisory Fees and Fee Waivers           Fund's advisory fees would reflect
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             economies of scale at higher asset levels.
operations, and concluded that it was        contractual advisory fee rate to the         The Board also noted that the Fund shares
beneficial to maintain the current           contractual advisory fee rates of funds in   directly in economies of scale through
relationship, in part, because of such       the Fund's Lipper expense group that are     lower fees charged by third party service
knowledge. The Board also considered the     not managed by Invesco Aim, at a common      providers based on the combined size of
steps that Invesco Aim and its affiliates    asset level and as of the end of the past    all of the AIM Funds and affiliates.
have taken over the last several years to    calendar year. The Board noted that the
improve the quality and efficiency of the    Fund's contractual advisory fee rate was        E.Profitability and Financial Resources
services they provide to the AIM Funds in    below the median contractual advisory fee    of Invesco Aim
the areas of investment performance,         rate of funds in its expense group. The      The Board reviewed information from
product line diversification,                Board also reviewed the methodology used     Invesco Aim concerning the costs of the
distribution, fund operations, shareholder   by Lipper in determining contractual fee     advisory and other services that Invesco
services and compliance. The Board           rates.                                       Aim and its affiliates provide to the Fund
concluded that the quality and efficiency       The Board also compared the Fund's        and the profitability of Invesco Aim and
of the services Invesco Aim and its          effective fee rate (the advisory fee after   its affiliates in providing these
affiliates provide to the AIM Funds in       any advisory fee waivers and before any      services. The Board also reviewed
each of these areas have generally           expense limitations/waivers) to the          information concerning the financial
improved, and support the Board's approval   advisory fee rates of other clients of       condition of Invesco Aim and its
of the continuance of the Fund's             Invesco Aim and its affiliates with          affiliates. The Board also reviewed with
investment advisory agreement.               investment strategies comparable to those    Invesco Aim the methodology used to
                                             of the Fund, including one mutual fund       prepare the profitability information. The
   B. Fund Performance                       advised by Invesco Aim. The Board noted      Board considered the overall profitability
Because there was only one other fund        that the Fund's rate was above the rate      of Invesco Aim, as well as the
identified by Invesco Aim in the Fund's      for the other mutual fund.                   profitability of Invesco Aim in connection
performance group for inclusion in the          The Board noted that Invesco Aim has      with managing the Fund. The Board noted
Lipper reports, the Board compared the       contractually agreed to waive fees and/or    that Invesco Aim continues to operate at a
Fund's performance during the past one,      limit expenses of the Fund through at        net profit, although increased expenses in
three and five calendar years to the         least April 30, 2010 in an amount            recent years have reduced the
performance of funds in the Fund's           necessary to limit total annual operating    profitability of Invesco Aim and its
performance universe identified by Lipper,   expenses to a specified percentage of        affiliates. The Board concluded that the
and against the performance of all funds     average daily net assets for each class of   Fund's fees were fair and reasonable, and
in the S&P 500 Index. The Board also         the Fund. The Board considered the           that the level of profits realized by
reviewed the criteria used by Invesco Aim    contractual nature of this fee waiver and    Invesco Aim and its affiliates from
to identify the funds in the Fund's          noted that it remains in effect until at     providing services to the Fund was not
performance group for inclusion in the       least April 30, 2010. The Board also         excessive in light of the nature, quality
Lipper reports and the methodology used by   considered the effect this fee waiver        and extent of the services provided. The
Lipper to identify the performance           would have on the Fund's total estimated     Board considered whether Invesco Aim is
universe. The Board noted that the Fund's    expenses.                                    financially sound and has the resources
performance was in the fourth quintile of       After taking account of the Fund's        necessary to perform its obligations under
its Lipper performance universe for the      contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
one year period and the third quintile for   the comparative advisory fee information     and concluded that Invesco Aim has the
the three and five year periods (the first   and the expense limitation discussed         financial resources necessary to fulfill
quintile being the best performing funds     above, the Board concluded that the Fund's   these obligations.
and the fifth quintile being the worst       advisory fees were fair and reasonable.
performing funds). The Board noted that                                                      F. Independent Written Evaluation of
the Fund's performance was below the            D. Economies of Scale and Breakpoints     the Fund's Senior Officer
performance of the Index for the one,        The Board considered the extent to           The Board noted that, at their direction,
three and five year periods. The Board       which there are economies of scale in        the Senior Officer of the Fund, who is
also considered the steps Invesco Aim has    Invesco Aim's provision of advisory          independent of Invesco Aim and Invesco
taken over the last several years to         services to the Fund. The Board also         Aim's affiliates, had prepared an
improve the quality and efficiency of the    considered whether the Fund benefits from    independent written evaluation to assist
services that Invesco Aim provides to the    such economies of scale through              the Board in determining the
AIM Funds. The Board concluded that          contractual breakpoints in the Fund's        reasonableness of the proposed management
Invesco Aim continues to be responsive to    advisory fee schedule or through advisory    fees of the AIM Funds, including the
the Board's focus on fund performance.       fee waivers or expense limitations. The      Fund. The Board noted that they had
                                             Board noted                                  relied upon the Senior Officer's written
                                                                                          evaluation
                                                                                                                           continued

AIM V.I. LEISURE FUND

instead of a competitive bidding process.    money market funds attributable to such         B. Fund Performance
In determining whether to continue the       investments, although Invesco Aim has        The Board did not view Fund performance as
Fund's investment advisory agreement, the    contractually agreed to waive through at     a relevant factor in considering whether
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      to approve the sub-advisory agreements for
written evaluation.                          payable by the Fund in an amount equal to    the Fund, as no Affiliated Sub-Adviser
                                             100% of the net advisory fees Invesco Aim    currently manages any portion of the
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market    Fund's assets.
      and its Affiliates                     funds with respect to the Fund's
The Board considered various other           investment of uninvested cash, but not          C. Sub-Advisory Fees
benefits received by Invesco Aim and its     cash collateral. The Board considered the    The Board considered the services to be
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    provided by the Affiliated Sub-Advisers
relationship with the Fund, including the    noted that it remains in effect until at     pursuant to the sub-advisory agreements
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    and the services to be provided by Invesco
affiliates for their provision of            that the Fund's investment of uninvested     Aim pursuant to the Fund's investment
administrative, transfer agency and          cash and cash collateral from any            advisory agreement, as well as the
distribution services to the Fund. The       securities lending arrangements in the       allocation of fees between Invesco Aim and
Board considered the performance of          affiliated money market funds is in the      the Affiliated Sub-Advisers pursuant to
Invesco Aim and its affiliates in            best interests of the Fund and its           the sub-advisory agreements. The Board
providing these services and the             shareholders.                                noted that the sub-advisory fees have no
organizational structure employed by                                                      direct effect on the Fund or its
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  shareholders, as they are paid by Invesco
these services. The Board also considered       A. Nature, Extent and Quality of          Aim to the Affiliated Sub-Advisers, and
that these services are provided to the            Services Provided by Affiliated        that Invesco Aim and the Affiliated
Fund pursuant to written contracts which           Sub-Advisors                           Sub-Advisers are affiliates. After taking
are reviewed and approved on an annual       The Board reviewed the services to be        account of the Fund's contractual
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    sub-advisory fee rate, as well as other
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          relevant factors, the Board concluded that
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco    the Fund's sub-advisory fees were fair and
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco    reasonable.
their contracts, and were qualified to       Australia Limited, Invesco Global Asset
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong      D. Financial Resources of the
Fund.                                        Limited, Invesco Institutional (N.A.),             Affiliated Sub-Advisers
   The Board considered the benefits         Inc. and Invesco Senior Secured              The Board considered whether each
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          Affiliated Sub-Adviser is financially
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         sound and has the resources necessary to
through "soft dollar" arrangements. Under    sub-advisory agreements and the              perform its obligations under its
these arrangements, portfolio brokerage      credentials and experience of the officers   respective sub-advisory agreement, and
commissions paid by the Fund and/or other    and employees of the Affiliated              concluded that each Affiliated Sub-Adviser
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these          has the financial resources necessary to
pay for research and execution services.     services. The Board concluded that the       fulfill these obligations.
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board The Board
noted that Invesco Aim will receive
advisory fees from these affiliated

AIM V.I. LEISURE FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Leisure Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restriction on underwriting securities.

(4)(d) Approve modification of fundamental restriction on industry concentration.

(4)(e) Approve modification of fundamental restriction on real estate investments.

(4)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(g) Approve modification of fundamental restriction on making loans.

(4)(h) Approve modification of fundamental restriction on investments in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:

                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D. ..............................................   475,170,544          19,454,668
         Raymond Stickel, Jr. ...........................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a share
         class without a shareholder vote........................   438,131,484        35,586,925         20,906,803
(3)      Approve a new sub-advisory agreement between Invesco Aim
         Advisors, Inc. and each of AIM Funds Management, Inc.;
         Invesco Asset Management Deutschland, GmbH; Invesco
         Asset Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited; Invesco
         Global Asset Management (N.A.), Inc.; Invesco Hong Kong
         Limited; Invesco Institutional (N.A.), Inc.; and Invesco
         Senior Secured Management, Inc..........................     2,897,017           125,376            128,875
(4)(a)   Approve modification of fundamental restriction on
         issuer diversification..................................     2,821,848           163,947            165,473
(4)(b)   Approve modification of fundamental restrictions on
         issuing senior securities and borrowing money...........     2,818,516           163,947            168,805
(4)(c)   Approve modification of fundamental restriction on
         underwriting securities.................................     2,824,770           161,025            165,473
(4)(d)   Approve modification of fundamental restriction on
         industry concentration..................................     2,822,883           162,912            165,473
(4)(e)   Approve modification of fundamental restriction on real
         estate investments......................................     2,824,770           161,025            165,473
(4)(f)   Approve modification of fundamental restriction on
         purchasing or selling commodities.......................     2,823,735           162,060            165,473
(4)(g)   Approve modification of fundamental restriction on
         making loans............................................     2,816,354           169,441            165,473
(4)(h)   Approve modification of fundamental restriction on
         investments in investment companies.....................     2,822,883           162,912            165,473
(5)      Approve making the investment objective of the fund non-
         fundamental.............................................     2,829,544           159,002            162,722



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. LEISURE FUND

[INVESCO AIM LOGO]           AIM V.I. MID CAP CORE EQUITY FUND
 - SERVICE MARK -            Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges.
If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                   -5.35%
Series II Shares                                                                  -5.47
S&P 500 Index(TRIANGLE) (Broad Market Index)                                     -11.90
Russell Midcap Index(TRIANGLE) (Style-Specific Index)                             -7.57
Lipper VUF Mid-Cap Core Funds Index(TRIANGLE) (Peer Group Index)                  -6.55

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the 800 smallest companies in the Russell 1000--REGISTERED TRADEMARK-- Index, which represent approximately 30% of the total market capitalization of the
Russell 1000 Index. The Russell Midcap Index and the Russell 1000 Index are
trademarks/service marks of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company.
   The LIPPER VUF MID-CAP CORE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Core
Funds category. These funds have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   VARIABLE PRODUCT VALUES. THEY DO NOT
As of 6/30/08                                MAY HAVE A GAIN OR LOSS WHEN YOU SELL        REFLECT SALES CHARGES, EXPENSES AND FEES
                                             SHARES.                                      ASSESSED IN CONNECTION WITH A VARIABLE
SERIES I SHARES                                 THE NET ANNUAL FUND OPERATING EXPENSE     PRODUCT. SALES CHARGES, EXPENSES AND FEES,
Inception (9/10/01)                   8.27%  RATIO SET FORTH IN THE MOST RECENT FUND      WHICH ARE DETERMINED BY THE VARIABLE
5 Years                              10.05   PROSPECTUS AS OF THE DATE OF THIS REPORT     PRODUCT ISSUERS, WILL VARY AND WILL LOWER
1 Year                               -5.79   FOR SERIES I AND SERIES II SHARES WAS        THE TOTAL RETURN.
                                             1.02% AND 1.27%, RESPECTIVELY.(1) THE           THE MOST RECENT MONTH-END PERFORMANCE
SERIES II SHARES                             TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
Inception (9/10/01)                   8.01%  SET FORTH IN THE MOST RECENT FUND            PRODUCT CHARGES, IS AVAILABLE ON THE
5 Years                               9.79   PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESCO AIM AUTOMATED INFORMATION LINE,
1 Year                               -6.01   FOR SERIES I AND SERIES II SHARES WAS        866 702 4402. AS MENTIONED ABOVE, FOR THE
==========================================   1.04% AND 1.29%, RESPECTIVELY. THE EXPENSE   MOST RECENT MONTH-END PERFORMANCE
                                             RATIOS PRESENTED ABOVE MAY VARY FROM THE     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
THE PERFORMANCE OF THE FUND'S SERIES I AND   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
SERIES II SHARE CLASSES WILL DIFFER          OF THIS REPORT THAT ARE BASED ON EXPENSES    FINANCIAL ADVISOR.
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.                                      (1) Total annual operating expenses less
PAST PERFORMANCE AND CANNOT GUARANTEE           AIM V.I. MID CAP CORE EQUITY FUND, A          any contractual fee waivers and/or
COMPARABLE FUTURE RESULTS; CURRENT           SERIES PORTFOLIO OF AIM VARIABLE INSURANCE       expense reimbursements by the advisor
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FUNDS, IS CURRENTLY OFFERED THROUGH              in effect through at least April 30,
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      INSURANCE COMPANIES ISSUING VARIABLE             2010. See current prospectus for more
FINANCIAL ADVISOR FOR THE MOST RECENT        PRODUCTS. YOU CANNOT PURCHASE SHARES OF          information.
MONTH-END VARIABLE PRODUCT PERFORMANCE.      THE FUND DIRECTLY. PERFORMANCE FIGURES
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   GIVEN REPRESENT THE FUND AND ARE NOT
REINVESTED DISTRIBUTIONS AND CHANGES IN      INTENDED TO REFLECT ACTUAL
NET ASSET VALUE. INVESTMENT RETURN AND

AIM V.I. MID CAP CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Health Care                                                          13.0%
-------------------------------------------------------------------------
Financials                                                           12.5
-------------------------------------------------------------------------
Information Technology                                               11.9
-------------------------------------------------------------------------
Materials                                                             9.7
-------------------------------------------------------------------------
Consumer Staples                                                      9.4
-------------------------------------------------------------------------
Industrials                                                           9.4
-------------------------------------------------------------------------
Consumer Discretionary                                                7.5
-------------------------------------------------------------------------
Energy                                                                6.8
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                18.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-79.01%

ADVERTISING-1.16%

Omnicom Group Inc.                                      147,579    $  6,623,346
===============================================================================


AEROSPACE & DEFENSE-1.25%

Goodrich Corp.                                           81,561       3,870,885
-------------------------------------------------------------------------------
Precision Castparts Corp.                                33,885       3,265,498
===============================================================================
                                                                      7,136,383
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.93%

Polo Ralph Lauren Corp.(b)                               84,537       5,307,233
===============================================================================


APPLICATION SOFTWARE-1.04%

Amdocs Ltd.(c)                                          151,183       4,447,804
-------------------------------------------------------------------------------
Cadence Design Systems, Inc.(c)                         148,575       1,500,607
===============================================================================
                                                                      5,948,411
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.66%

Legg Mason, Inc.                                        218,759       9,531,330
===============================================================================


COMMUNICATIONS EQUIPMENT-2.11%

Foundry Networks, Inc.(c)                               331,840       3,922,349
-------------------------------------------------------------------------------
Motorola, Inc.                                          482,530       3,541,770
-------------------------------------------------------------------------------
Polycom, Inc.(c)                                        189,560       4,617,682
===============================================================================
                                                                     12,081,801
===============================================================================


COMPUTER STORAGE & PERIPHERALS-1.34%

QLogic Corp.(c)                                         527,059       7,689,791
===============================================================================


CONSTRUCTION MATERIALS-0.42%

Eagle Materials Inc.(b)                                  95,864       2,428,235
===============================================================================


CONSUMER ELECTRONICS-0.91%

Harman International Industries, Inc.(b)                125,786       5,206,283
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.40%

Alliance Data Systems Corp.(c)                           40,463       2,288,183
===============================================================================


DEPARTMENT STORES-0.73%

Kohl's Corp.(c)                                         103,899       4,160,116
===============================================================================


DISTRIBUTORS-1.30%

Genuine Parts Co.                                       187,651       7,445,992
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.50%

Agilent Technologies, Inc.(c)                            80,995       2,878,562
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-1.63%

Molex Inc.                                              258,585       6,312,060
-------------------------------------------------------------------------------
Tyco Electronics Ltd.                                    84,343       3,021,166
===============================================================================
                                                                      9,333,226
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.43%

Republic Services, Inc.                                 276,639       8,216,178
===============================================================================


FOOD RETAIL-1.10%

SUPERVALU, Inc.(c)                                      203,406       6,283,211
===============================================================================


GAS UTILITIES-1.19%

UGI Corp.                                               237,242       6,811,218
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-3.98%

Hospira, Inc.(c)                                        190,543    $  7,642,680
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(c)                         141,705       7,347,404
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                                115,069       7,830,445
===============================================================================
                                                                     22,820,529
===============================================================================


HEALTH CARE SERVICES-1.17%

Quest Diagnostics Inc.                                  138,850       6,730,059
===============================================================================


HEALTH CARE TECHNOLOGY-1.15%

IMS Health Inc.                                         283,880       6,614,404
===============================================================================


HOME FURNISHINGS-0.37%

Leggett & Platt, Inc.(b)                                126,991       2,129,639
===============================================================================


HOMEBUILDING-0.44%

Ryland Group, Inc. (The)                                114,917       2,506,340
===============================================================================


HOUSEHOLD PRODUCTS-0.37%

Energizer Holdings, Inc.(c)                              29,261       2,138,686
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.53%

Administaff, Inc.(b)                                    314,382       8,768,114
===============================================================================


INDUSTRIAL MACHINERY-4.39%

Atlas Copco A.B.-Class A (Sweden)(b)(d)                 349,600       5,138,163
-------------------------------------------------------------------------------
Dover Corp.                                             160,568       7,766,674
-------------------------------------------------------------------------------
ITT Corp.                                                91,801       5,813,757
-------------------------------------------------------------------------------
Parker Hannifin Corp.                                    90,555       6,458,383
===============================================================================
                                                                     25,176,977
===============================================================================


INSURANCE BROKERS-1.45%

Marsh & McLennan Cos., Inc.                             257,910       6,847,511
-------------------------------------------------------------------------------
National Financial Partners Corp.(b)                     73,687       1,460,476
===============================================================================
                                                                      8,307,987
===============================================================================


LEISURE PRODUCTS-0.59%

Namco Bandai Holdings Inc. (Japan)(b)                   298,100       3,374,929
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-3.93%

PerkinElmer, Inc.                                       191,567       5,335,141
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                206,806       8,871,977
-------------------------------------------------------------------------------
Techne Corp.(c)                                         107,672       8,332,736
===============================================================================
                                                                     22,539,854
===============================================================================


METAL & GLASS CONTAINERS-1.15%

Pactiv Corp.(c)                                         311,054       6,603,676
===============================================================================


MULTI-SECTOR HOLDINGS-0.16%

PICO Holdings, Inc.(b)(c)                                21,187         920,575
===============================================================================


OFFICE ELECTRONICS-0.97%

Xerox Corp.                                             408,112       5,533,999
===============================================================================


OFFICE SERVICES & SUPPLIES-0.77%

Pitney Bowes Inc.                                       128,775       4,391,228
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-1.61%

BJ Services Co.                                         288,622       9,218,587
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-5.16%

Chesapeake Energy Corp.(b)                              192,790      12,716,428
-------------------------------------------------------------------------------
Newfield Exploration Co.(c)                              71,147       4,642,342
-------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(b)                      212,282       7,183,623
-------------------------------------------------------------------------------
Whiting Petroleum Corp.(c)                               47,549       5,043,998
===============================================================================
                                                                     29,586,391
===============================================================================


PACKAGED FOODS & MEATS-3.07%

Cadbury PLC (United Kingdom)(d)                       1,226,486      15,390,450
-------------------------------------------------------------------------------
Del Monte Foods Co.                                     309,442       2,197,038
===============================================================================
                                                                     17,587,488
===============================================================================


PAPER PRODUCTS-1.41%

MeadWestvaco Corp.                                      339,699       8,098,424
===============================================================================


PERSONAL PRODUCTS-2.46%

Avon Products, Inc.                                     167,799       6,044,120
-------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A(b)                 173,032       8,037,336
===============================================================================
                                                                     14,081,456
===============================================================================


PHARMACEUTICALS-2.72%

Barr Pharmaceuticals Inc.(c)                            346,422      15,616,704
===============================================================================


PRECIOUS METALS & MINERALS-1.12%

Coeur d'Alene Mines Corp.(b)(c)                       2,215,226       6,424,155
===============================================================================


PROPERTY & CASUALTY INSURANCE-3.83%

Axis Capital Holdings Ltd.                              334,767       9,979,404
-------------------------------------------------------------------------------
Progressive Corp. (The)                                 639,053      11,963,072
===============================================================================
                                                                     21,942,476
===============================================================================


PUBLISHING-1.03%

Washington Post Co. (The)-Class B                        10,090       5,921,821
===============================================================================


REGIONAL BANKS-1.30%

BB&T Corp.(b)                                           146,191       3,328,769
-------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       72,673       4,149,628
===============================================================================
                                                                      7,478,397
===============================================================================


SEMICONDUCTORS-2.45%

Linear Technology Corp.(b)                              206,481       6,725,086
-------------------------------------------------------------------------------
Microchip Technology Inc.(b)                            125,017       3,818,019
-------------------------------------------------------------------------------
Xilinx, Inc.                                            138,313       3,492,404
===============================================================================
                                                                     14,035,509
===============================================================================


SPECIALIZED CONSUMER SERVICES-0.08%

Hillenbrand, Inc.                                        20,674         442,424
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
SPECIALIZED FINANCE-1.61%

Moody's Corp.(b)                                        268,053    $  9,231,745
===============================================================================


SPECIALTY CHEMICALS-5.63%

International Flavors & Fragrances Inc.                 317,507      12,401,824
-------------------------------------------------------------------------------
Rohm and Haas Co.                                       120,798       5,609,859
-------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                     264,164      14,227,873
===============================================================================
                                                                     32,239,556
===============================================================================


SYSTEMS SOFTWARE-1.49%

McAfee Inc.(c)                                          142,688       4,855,672
-------------------------------------------------------------------------------
Symantec Corp.(c)                                       189,702       3,670,734
===============================================================================
                                                                      8,526,406
===============================================================================


THRIFTS & MORTGAGE FINANCE-2.52%

People's United Financial Inc.                          925,624      14,439,734
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $438,960,026)                                          452,797,768
===============================================================================


PREFERRED STOCK-2.36%

HOUSEHOLD PRODUCTS-2.36%

Henkel AG & Co. KGaA(Germany)-Pfd. (Cost
  $14,422,578)(d)                                       340,341      13,515,448
===============================================================================



MONEY MARKET FUNDS-18.72%

Liquid Assets Portfolio-Institutional Class(e)       53,663,542      53,663,542
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             53,663,542      53,663,542
===============================================================================
     Total Money Market Funds (Cost $107,327,084)                   107,327,084
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.09% (Cost $560,709,688)                                 573,640,300
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN


MONEY MARKET FUNDS-9.89%

Liquid Assets Portfolio-Institutional Class(e)(f)
  (Cost $56,684,850)                                 56,684,850      56,684,850
===============================================================================
TOTAL INVESTMENTS-109.98% (Cost $617,394,538)                       630,325,150
===============================================================================
OTHER ASSETS LESS LIABILITIES-(9.98)%                               (57,217,882)
===============================================================================
NET ASSETS-100.00%                                                 $573,107,268
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

Pfd.  - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $34,044,062, which represented 5.94% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. Nee Note 11.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $453,382,604)*                          $466,313,216
--------------------------------------------------------------------------------
Investments in affiliated money market funds (Cost $164,011,934)     164,011,934
================================================================================
     Total investments (Cost $617,394,538)                           630,325,150
================================================================================
Cash                                                                      18,168
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $32,313)                               32,785
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                     1,103,792
--------------------------------------------------------------------------------
  Dividends                                                              908,707
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         22,856
--------------------------------------------------------------------------------
Other assets                                                               9,907
================================================================================
     Total assets                                                    632,421,365
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                  235,497
--------------------------------------------------------------------------------
  Fund shares reacquired                                               1,782,244
--------------------------------------------------------------------------------
  Foreign currency contracts                                              62,101
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         56,684,850
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             421,889
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        65,664
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        61,852
================================================================================
     Total liabilities                                                59,314,097
================================================================================
Net assets applicable to shares outstanding                         $573,107,268
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $467,468,157
--------------------------------------------------------------------------------
Undistributed net investment income                                   10,937,778
--------------------------------------------------------------------------------
Undistributed net realized gain                                       81,829,281
--------------------------------------------------------------------------------
Unrealized appreciation                                               12,872,052
================================================================================
                                                                    $573,107,268
________________________________________________________________________________
================================================================================


NET ASSETS:

Series I                                                            $510,059,534
________________________________________________________________________________
================================================================================
Series II                                                           $ 63,047,734
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              36,997,897
________________________________________________________________________________
================================================================================
Series II                                                              4,616,565
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      13.79
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      13.66
________________________________________________________________________________
================================================================================




* At June 30, 2008, securities with an aggregate value of $54,536,960 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $159,919)                      $  4,112,002
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $174,538)                        1,920,882
======================================================
     Total investment income                 6,032,884
======================================================


EXPENSES:

Advisory fees                                2,180,793
------------------------------------------------------
Administrative services fees                   822,742
------------------------------------------------------
Custodian fees                                  20,454
------------------------------------------------------
Distribution fees -- Series II                  88,711
------------------------------------------------------
Transfer agent fees                             11,337
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      17,947
------------------------------------------------------
Other                                           81,626
======================================================
     Total expenses                          3,223,610
======================================================
Less: Fees waived                              (73,268)
======================================================
     Net expenses                            3,150,342
======================================================
Net investment income                        2,882,542
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     21,511,451
------------------------------------------------------
  Foreign currencies                           (14,598)
------------------------------------------------------
  Foreign currency contracts                  (165,383)
======================================================
                                            21,331,470
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (59,104,924)
------------------------------------------------------
  Foreign currencies                             4,394
------------------------------------------------------
  Foreign currency contracts                   (62,101)
======================================================
                                           (59,162,631)
======================================================
Net realized and unrealized gain (loss)    (37,831,161)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(34,948,619)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  2,882,542    $  8,238,981
------------------------------------------------------------------------------------------------------
  Net realized gain                                                         21,331,470      62,335,612
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (59,162,631)    (10,812,599)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations       (34,948,619)     59,761,994
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --      (1,301,490)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --         (37,603)
======================================================================================================
     Total distributions from net investment income                                 --      (1,339,093)
======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --      (8,489,530)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --      (1,129,701)
======================================================================================================
     Total distributions from net realized gains                                    --      (9,619,231)
======================================================================================================
Share transactions-net:
  Series I                                                                 (44,519,683)    (40,138,176)
------------------------------------------------------------------------------------------------------
  Series II                                                                (12,110,716)     18,100,448
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (56,630,399)    (22,037,728)
======================================================================================================
     Net increase (decrease) in net assets                                 (91,579,018)     26,765,942
======================================================================================================


NET ASSETS:

  Beginning of period                                                      664,686,286     637,920,344
======================================================================================================
  End of period (including undistributed net investment income of
     $10,937,778 and $8,055,236, respectively)                            $573,107,268    $664,686,286
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. MID CAP CORE EQUITY FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. MID CAP CORE EQUITY FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $73,268.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $74,585 for accounting and fund administrative services and reimbursed $748,157 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own

AIM V.I. MID CAP CORE EQUITY FUND

Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                      INVESTMENTS IN
INPUT LEVEL             SECURITIES
------------------------------------
Level 1                $596,281,090
------------------------------------
Level 2                  34,044,060
------------------------------------
Level 3                          --
====================================
                       $630,325,150
____________________________________
====================================



NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $2,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. MID CAP CORE EQUITY FUND

NOTE 6--FOREIGN CURRENCY CONTRACTS


                                 OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO
SETTLEMENT                       --------------------------------------           VALUE            UNREALIZED
DATE                                    DELIVER                RECEIVE          06/30/08          APPRECIATION
---------------------------------------------------------------------------------------------------------------

9/10/08                           EUR  5,125,000         USD  8,041,792        $8,039,107           $   2,685
===============================================================================================================


                                               CONTRACT TO
SETTLEMENT                       --------------------------------------           VALUE            UNREALIZED
DATE                                    DELIVER                RECEIVE          06/30/08         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

9/10/08                           GBP  4,125,000         USD  8,105,666        $8,170,452           $ (64,786)
===============================================================================================================
  Total open foreign
     currency contracts                                                                             $ (62,101)
_______________________________________________________________________________________________________________
===============================================================================================================




Currency Abbreviations:


EUR - Euro          GBP - British Pound          USD - U.S. Dollar
                    Sterling


NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $112,269,859 and $129,002,963, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 50,179,809
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (37,693,084)
================================================================================================
Net unrealized appreciation of investment securities                                $ 12,486,725
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $617,838,425.


NOTE 9--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)                DECEMBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      763,368     $ 10,808,949      3,861,535     $  56,702,650
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                   1,049,908       14,597,991      2,574,352        37,303,201
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --        658,441         9,791,025
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         79,139         1,167,305
=========================================================================================================================
Reacquired:
  Series I                                                   (3,955,432)     (55,328,632)    (7,309,460)     (106,631,851)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (1,905,267)     (26,708,707)    (1,410,426)      (20,370,058)
=========================================================================================================================
                                                             (4,047,423)    $(56,630,399)    (1,546,419)    $ (22,037,728)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. MID CAP CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  14.57         $  13.52     $  13.61     $  13.11     $  12.06     $   9.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.09             0.19         0.14         0.06         0.03(a)      0.00(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.87)            1.11         1.39         0.94         1.63         2.60
===============================================================================================================================
     Total from investment operations                (0.78)            1.30         1.53         1.00         1.66         2.60
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.04)       (0.14)       (0.07)       (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (0.21)       (1.48)       (0.43)       (0.59)       (0.07)
===============================================================================================================================
     Total distributions                                --            (0.25)       (1.62)       (0.50)       (0.61)       (0.07)
===============================================================================================================================
Net asset value, end of period                    $  13.79         $  14.57     $  13.52     $  13.61     $  13.11     $  12.06
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      (5.35)%           9.55%       11.24%        7.62%       13.82%       27.31%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $510,060         $585,608     $581,154     $584,860     $496,606     $293,162
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.01%(c)(d)      1.00%(d)     1.04%        1.03%        1.04%        1.07%
===============================================================================================================================
Ratio of net investment income to average
  net assets                                          0.98%(c)         1.23%        0.93%        0.50%        0.25%        0.01%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              22%              62%          83%          70%          55%          37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $537,291,510.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% (annualized) and 1.01% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  SERIES II
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                     JUNE 30,         ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 14.45         $ 13.42     $ 13.52     $ 13.04     $ 12.01     $ 9.51
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           0.09            0.13        0.10        0.03       (0.00)(a)  (0.03)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (0.88)           1.12        1.38        0.92        1.62       2.60
============================================================================================================================
     Total from investment operations                   (0.79)           1.25        1.48        0.95        1.62       2.57
============================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.01)      (0.10)      (0.04)      (0.00)        --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --           (0.21)      (1.48)      (0.43)      (0.59)     (0.07)
============================================================================================================================
     Total distributions                                   --           (0.22)      (1.58)      (0.47)      (0.59)     (0.07)
============================================================================================================================
Net asset value, end of period                        $ 13.66         $ 14.45     $ 13.42     $ 13.52     $ 13.04     $12.01
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                         (5.47)%          9.29%      10.98%       7.27%      13.57%     27.05%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $63,048         $79,079     $56,766     $50,380     $33,495     $4,874
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      1.26%(c)(d)     1.25%(d)    1.29%       1.28%       1.29%      1.32%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                     0.73%(c)        0.98%       0.68%       0.25%      (0.00)%    (0.24)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                 22%             62%         83%         70%         55%        37%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $71,358,513.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized) and 1.26% for the six months ended June 30, 2008 and the year ended December 31, 2007, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. MID CAP CORE EQUITY FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings..

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.


  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $946.50        $4.89       $1,019.84       $5.07        1.01%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        945.30         6.09        1,018.60        6.32        1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Mid Cap Core Equity Fund (the Fund)     (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim and its affiliates, and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
investment objective(s), policies,           investment advisory agreement and            trading operations. The Board concluded
strategies and limitations of these funds.   sub-advisory agreements were considered      that the nature, extent and quality of the
   In addition to their meetings             separately, although the Board also          advisory services provided to the Fund by
throughout the year, the Sub-Committees      considered the common interests of all of    Invesco Aim were appropriate and that
meet at designated contract renewal          the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meetings each year to conduct an in-depth    Board considered all of the information      satisfactory advisory services in
review of the performance, fees and          provided to them and did not identify any    accordance with the terms of the Fund's
expenses of their assigned funds. During     particular factor that was controlling.      investment advisory agreement. In
the contract                                 Each Trustee may have evaluated the          addition, based on their ongoing meetings
                                             information provided differently             throughout the year with the Fund's
                                                                                          portfolio manager or

                                                                                                                           continued

AIM V.I. MID CAP CORE EQUITY FUND

managers, the Board concluded that these     considered Fund performance through the         After taking account of the Fund's
individuals are competent and able to        most recent calendar year, the Board also    contractual advisory fee rate, as well as
continue to carry out their                  reviewed more recent Fund performance and    the comparative advisory fee information
responsibilities under the Fund's            this review did not change their             and the expense limitation discussed
investment advisory agreement.               conclusions.                                 above, the Board concluded that the Fund's
   In determining whether to continue the                                                 advisory fees were fair and reasonable.
Fund's investment advisory agreement, the       C. Advisory Fees and Fee Waivers
Board considered the prior relationship      The Board compared the Fund's contractual       D. Economies of Scale and Breakpoints
between Invesco Aim and the Fund, as well    advisory fee rate to the contractual         The Board considered the extent to which
as the Board's knowledge of Invesco Aim's    advisory fee rates of funds in the Fund's    there are economies of scale in Invesco
operations, and concluded that it was        Lipper expense group that are not managed    Aim's provision of advisory services to
beneficial to maintain the current           by Invesco Aim, at a common asset level      the Fund. The Board also considered
relationship, in part, because of such       and as of the end of the past calendar       whether the Fund benefits from such
knowledge. The Board also considered the     year. The Board noted that the Fund's        economies of scale through contractual
steps that Invesco Aim and its affiliates    contractual advisory fee rate was below      breakpoints in the Fund's advisory fee
have taken over the last several years to    the median contractual advisory fee rate     schedule or through advisory fee waivers
improve the quality and efficiency of the    of funds in its expense group. The Board     or expense limitations. The Board noted
services they provide to the AIM Funds in    also reviewed the methodology used by        that the Fund's contractual advisory fee
the areas of investment performance,         Lipper in determining contractual fee        schedule includes three breakpoints and
product line diversification,                rates.                                       that the level of the Fund's advisory
distribution, fund operations, shareholder      The Board also compared the Fund's        fees, as a percentage of the Fund's net
services and compliance. The Board           effective fee rate (the advisory fee after   assets, has decreased as net assets
concluded that the quality and efficiency    any advisory fee waivers and before any      increased because of the breakpoints.
of the services Invesco Aim and its          expense limitations/waivers) to the          Based on this information, the Board
affiliates provide to the AIM Funds in       advisory fee rates of other clients of       concluded that the Fund's advisory fees
each of these areas generally have           Invesco Aim and its affiliates with          appropriately reflect economies of scale
improved, and support the Board's approval   investment strategies comparable to those    at current asset levels. The Board also
of the continuance of the Fund's             of the Fund, including two mutual funds      noted that the Fund shares directly in
investment advisory agreement.               advised by Invesco Aim. The Board noted      economies of scale through lower fees
                                             that the Fund's rate was above the rate      charged by third party service providers
   B. Fund Performance                       for one of the mutual funds and below the    based on the combined size of all of the
The Board compared the Fund's performance    rate for the other mutual fund.              AIM Funds and affiliates.
during the past one, three and five             Additionally, the Board compared the
calendar years to the performance of funds   Fund's effective fee rate to the total          E. Profitability and Financial
in the Fund's performance group that are     advisory fees paid by numerous separately          Resources of Invesco Aim
not managed by Invesco Aim, and against      managed accounts/wrap accounts advised by    The Board reviewed information from
the performance of all funds in the Lipper   an Invesco Aim affiliate. The Board noted    Invesco Aim concerning the costs of the
Variable Annuity Underlying Funds -          that the Fund's rate was generally above     advisory and other services that Invesco
Mid-Cap Core Index. The Board also           the rates for the separately managed         Aim and its affiliates provide to the Fund
reviewed the criteria used by Invesco Aim    accounts/wrap accounts. The Board            and the profitability of Invesco Aim and
to identify the funds in the Fund's          considered that management of the            its affiliates in providing these
performance group for inclusion in the       separately managed accounts/wrap accounts    services. The Board also reviewed
Lipper reports. The Board noted that the     by the Invesco Aim affiliate involves        information concerning the financial
Fund's performance was in the second         different levels of services and different   condition of Invesco Aim and its
quintile of its performance group for the    operational and regulatory requirements      affiliates. The Board also reviewed with
one year period, the third quintile for      than Invesco Aim's management of the Fund.   Invesco Aim the methodology used to
the three year period, and the fourth        The Board concluded that these differences   prepare the profitability information. The
quintile for the five year period (the       are appropriately reflected in the fee       Board considered the overall profitability
first quintile being the best performing     structure for the Fund.                      of Invesco Aim, as well as the
funds and the fifth quintile being the          The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
worst performing funds). The Board noted     contractually agreed to waive fees and/or    with managing the Fund. The Board noted
that the Fund's performance was above the    limit expenses of the Fund through at        that Invesco Aim continues to operate at a
performance of the Index for the one year    least April 30, 2010 in an amount            net profit, although increased expenses in
period, and below the performance of the     necessary to limit total annual operating    recent years have reduced the
Index for the three and five year periods.   expenses to a specified percentage of        profitability of Invesco Aim and its
The Board also considered the steps          average daily net assets for each class of   affiliates. The Board concluded that the
Invesco Aim has taken over the last          the Fund. The Board considered the           Fund's fees were fair and reasonable, and
several years to improve the quality and     contractual nature of this fee waiver and    that the level of profits realized by
efficiency of the services that Invesco      noted that it remains in effect until at     Invesco Aim and its affiliates from
Aim provides to the AIM Funds. The Board     least April 30, 2010. The Board also         providing services to the Fund was not
concluded that Invesco Aim continues to be   considered the effect this expense           excessive in light of the nature, quality
responsive to the Board's focus on fund      limitation would have on the Fund's          and extent of the services provided. The
performance. Although the independent        estimated total expenses.                    Board considered whether Invesco Aim is
written evaluation of the Fund's Senior                                                   financially sound and has the resources
Officer only                                                                              necessary to perform its obligations

                                                                                                                           continued

AIM V.I. MID CAP CORE EQUITY FUND

under the Fund's investment advisory         Aim in making investment decisions for the   in part for the purpose of researching and
agreement, and concluded that Invesco Aim    Fund and may therefore benefit Fund          compiling information and making
has the financial resources necessary to     shareholders. The Board concluded that       recommendations on the markets and
fulfill these obligations.                   Invesco Aim's soft dollar arrangements       economies of various countries and
                                             were appropriate. The Board also concluded   securities of companies located in such
   F. Independent Written Evaluation of      that, based on their review and              countries or on various types of
      the Fund's Senior Officer              representations made by Invesco Aim, these   investments and investment techniques, and
The Board noted that, at their direction,    arrangements were consistent with            providing investment advisory services.
the Senior Officer of the Fund, who is       regulatory requirements.                     The Board concluded that the sub-advisory
independent of Invesco Aim and Invesco          The Board considered the fact that the    agreements will benefit the Fund and its
Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
independent written evaluation to assist     from any securities lending arrangements     utilize the additional resources and
the Board in determining the                 may be invested in money market funds        talent of the Affiliated Sub-Advisers in
reasonableness of the proposed management    advised by Invesco Aim pursuant to           managing the Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco

AIM V.I. MID CAP CORE EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Mid Cap Core Equity Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D. ..............................................   475,170,544          19,454,668
         Raymond Stickel, Jr. ...........................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                         VOTES             WITHHELD/
                                                                    VOTES FOR           AGAINST           ABSTENTIONS
---------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a
         share class without a shareholder vote.................   438,131,484        35,586,925           20,906,803
(3)      Approve a new sub-advisory agreement between Invesco
         Aim Advisors, Inc. and each of AIM Funds Management,
         Inc.; Invesco Asset Management Deutschland, GmbH;
         Invesco Asset Management Limited; Invesco Asset
         Management (Japan) Limited; Invesco Australia Limited;
         Invesco Global Asset Management (N.A.), Inc.; Invesco
         Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
         and Invesco Senior Secured Management, Inc.............    40,275,628         1,220,515            2,065,705



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. MID CAP CORE EQUITY FUND

[INVESCO AIM LOGO]             AIM V.I. MONEY MARKET FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                             [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY
As of June 30, 2008, the seven-day SEC yield on the Fund's Series I shares was 1.83%
and the seven-day SEC yield on the Fund's Series II shares was 1.57%.
=======================================================================================
=======================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
IN THE FUND.
=======================================================================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST      AIM V.I. MONEY MARKET FUND, A SERIES      ABLE PRODUCT ISSUERS, WILL VARY AND WILL
PERFORMANCE AND CANNOT GUARANTEE             PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,   LOWER THE TOTAL RETURN.
COMPARABLE FUTURE RESULTS; CURRENT           IS CURRENTLY OFFERED THROUGH INSURANCE          THE MOST RECENT MONTH-END PERFORMANCE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   COMPANIES ISSUING VARIABLE PRODUCTS. YOU     DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
SEE YOUR VARIABLE PRODUCT ISSUER OR          CANNOT PURCHASE SHARES OF THE FUND           PRODUCT CHARGES, IS AVAILABLE ON THE
FINANCIAL ADVISOR FOR THE MOST RECENT        DIRECTLY. PERFORMANCE FIGURES GIVEN          INVESCO AIM AUTOMATED INFORMATION LINE,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      REPRESENT THE FUND AND ARE NOT INTENDED TO   866 702 4402. AS MENTIONED ABOVE, FOR THE
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   REFLECT ACTUAL VARIABLE PRODUCT VALUES.      MOST RECENT MONTH-END PERFORMANCE
REINVESTED DISTRIBUTIONS AND CHANGES IN      THEY DO NOT REFLECT SALES CHARGES,           INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
NET ASSET VALUE. INVESTMENT RETURN AND       EXPENSES AND FEES ASSESSED IN CONNECTION     CONTACT YOUR VARIABLE PRODUCT ISSUER OR
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   WITH A VARIABLE PRODUCT. SALES CHARGES,      FINANCIAL ADVISOR.
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        EXPENSES AND FEES, WHICH ARE DETERMINED BY
SHARES.                                      THE VARI-

AIM V.I. MONEY MARKET FUND

PORTFOLIO COMPOSITION*

Number of days to Maturity
as of June 30, 2008



-------------------------------------------------------------------------
1-7                                                                  46.3%
-------------------------------------------------------------------------
8-30                                                                 22.3
-------------------------------------------------------------------------
31-90                                                                23.2
-------------------------------------------------------------------------
91-180                                                                8.2
_________________________________________________________________________
=========================================================================



* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.


SCHEDULE OF INVESTMENTS

June 30, 2008
(Unaudited)




                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------

COMMERCIAL PAPER-43.06%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-4.08%

Amstel Funding Corp.
  2.77%(b)(c)                                       08/21/08     $1,000    $   996,076
--------------------------------------------------------------------------------------
  2.87%(b)(c)                                       07/08/08      1,000        999,442
======================================================================================
                                                                             1,995,518
======================================================================================


ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-4.08%

Old Line Funding, LLC 2.56%(b)                      07/28/08      2,000      1,996,160
======================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-9.17%

Gotham Funding Corp.
  (CEP-Bank of Tokyo-Mitsubishi Ltd.)
  2.70%(b)(c)                                       08/26/08      2,000      1,991,600
--------------------------------------------------------------------------------------
  3.10%(b)(c)                                       07/25/08        500        498,967
--------------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi CEP's-
  Liberty Hampshire Co., LLC; agent) 3.10%(b)       07/25/08      2,000      1,995,867
======================================================================================
                                                                             4,486,434
======================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-13.53%

Atlantic Asset Securitization LLC
  2.55%(b)                                          07/10/08      1,000        999,362
--------------------------------------------------------------------------------------
  2.57%(b)                                          07/10/08      1,000        999,358
--------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC 2.80%(b)           07/24/08        836        834,504
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. 2.70%(b)                08/29/08      1,800      1,792,035
--------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.
  2.70%(b)(c)                                       08/15/08      2,000      1,993,250
======================================================================================
                                                                             6,618,509
======================================================================================


ASSET-BACKED SECURITIES-SECURITIES-2.04%

Grampian Funding Ltd./LLC 2.66%(b)(c)               07/14/08      1,000        999,039
======================================================================================


DIVERSIFIED BANKS-4.06%

Bank of America Corp. 2.72%                         11/20/08      1,000        989,291
--------------------------------------------------------------------------------------
Lloyds TSB Bank PLC 2.80%(c)                        08/18/08        500        498,133
--------------------------------------------------------------------------------------
UBS Finance (Delaware) Inc. 3.05%(c)                07/24/08        500        499,026
======================================================================================
                                                                             1,986,450
======================================================================================


REGIONAL BANKS-6.10%

Banque et Caisse dEpargne de lEtat 2.55%(c)         10/28/08      2,000      1,983,142
--------------------------------------------------------------------------------------
Swedbank A.B. 2.72%(c)                              07/09/08      1,000        999,395
======================================================================================
                                                                             2,982,537
======================================================================================
     Total Commercial Paper (Cost $21,064,647)                              21,064,647
======================================================================================



VARIABLE RATE DEMAND NOTES-19.69%(d)(e)

LETTER OF CREDIT ENHANCED-19.69%(f)

A Mining Group, LLC; Series 2006, Incremental
  Taxable Bonds (LOC-Wachovia Bank, N.A.) 2.67%     06/01/29        200        200,000
--------------------------------------------------------------------------------------
Albany (City of), New York Industrial Development
  Agency (Albany Medical Center Hospital); Series
  2006 B, Taxable IDR (LOC-RBS Citizens, N.A.)
  2.73%                                             05/01/35        975        975,000
--------------------------------------------------------------------------------------
Albuquerque (City of), New Mexico (KTech Corp.);
  Series 2002, Taxable RB (LOC-Wells Fargo Bank,
  N.A.) 2.48%                                       11/01/22        650        650,000
--------------------------------------------------------------------------------------
Corp. Finance Managers Inc., Integrated Loan
  Program; Series 2003 B, PARTs (LOC-Wells Fargo
  Bank, N.A.) 2.48%                                 02/02/43      1,405      1,405,000
--------------------------------------------------------------------------------------
EPC Allentown, LLC; Series 2005, Incremental
  Taxable Bonds (LOC-Wachovia Bank, N.A.) 2.58%     07/01/30      3,200      3,200,000
--------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series 2002,
  Incremental Taxable Bonds (LOC-Wachovia Bank,
  N.A.) 2.58%                                       05/01/14      1,200      1,200,000
--------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

                                                               PRINCIPAL
                                                                 AMOUNT
                                                    MATURITY     (000)        VALUE
--------------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

Thomasville (City of), Georgia Payroll Development
  Authority (American Fresh Foods L.P.); Series
  2005 B, Taxable RB (LOC-Wachovia Bank, N.A.)
  2.62%                                             09/01/17     $2,000    $ 2,000,000
======================================================================================
     Total Variable Rate Demand Notes (Cost
       $9,630,000)                                                           9,630,000
======================================================================================



CERTIFICATES OF DEPOSIT-12.26%

ABN AMRO Bank N.V. (United Kingdom) 3.08%(c)        07/31/08      2,000      2,000,000
--------------------------------------------------------------------------------------
Banco Santander, S.A. 2.65%                         09/17/08      1,000      1,000,000
--------------------------------------------------------------------------------------
HSBC Bank U.S.A N.A. 2.95%                          07/03/08      1,000      1,000,000
--------------------------------------------------------------------------------------
Nordea Bank A.B. 2.64%                              10/14/08      1,000      1,000,000
--------------------------------------------------------------------------------------
Royal Bank of Canada 2.85%                          09/08/08      1,000      1,000,000
======================================================================================
     Total Certificates of Deposit (Cost
       $6,000,000)                                                           6,000,000
======================================================================================



MASTER NOTE AGREEMENT-4.09%

Merrill Lynch Mortgage Capital, Inc.
  2.80%(b)(g)(h) (Cost $2,000,000)                        --      2,000      2,000,000
======================================================================================


MEDIUM-TERM NOTE-4.09%

Societe Generale S.A. Unsec. Floating Rate MTN
  2.46%(b)(c)(e) (Cost $2,000,000)                  08/29/08      2,000      2,000,000
======================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-83.19% (Cost $40,694,647)                                     40,694,647
======================================================================================






                                                     REPURCHASE
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS-16.21%(i)

BNP Paribas, Joint agreement dated 06/30/08,
  aggregate maturing value $900,067,500
  (collateralized by Corporate and U.S. Government
  sponsored agency obligations valued at
  $933,677,995; 0%-24.71%, 01/23/09-06/01/38)
  2.70%, 07/01/08(c)                                 $2,000,150   $ 2,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
  dated 06/30/08, aggregate maturing value
  $1,000,075,000 (collateralized by U.S.
  Government sponsored agency obligations valued
  at $1,020,000,000; 4.50%-7.31%, 01/01/19-
  07/01/38) 2.70%, 07/01/08                           3,931,083     3,930,788
-----------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
  06/30/08, aggregate maturing value $450,033,375
  (collateralized by Corporate, U.S. Government
  sponsored agency and U.S. Treasury obligations
  valued at $463,762,383; 0%-6.00%, 01/01/10-
  03/25/38) 2.67%, 07/01/08(c)                        2,000,148     2,000,000
=============================================================================
     Total Repurchase Agreements (Cost $7,930,788)                  7,930,788
=============================================================================
TOTAL INVESTMENTS-99.40% (Cost $48,625,435)(j)(k)                  48,625,435
=============================================================================
OTHER ASSETS LESS LIABILITIES-0.60%                                   295,830
=============================================================================
NET ASSETS-100.00%                                                $48,921,265
_____________________________________________________________________________
=============================================================================



Investment Abbreviations:


CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium-Term Notes
PARTs   - Pooled Adjustable Rate Taxable Notes(SM)
RB      - Revenue Bonds
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2008 was $20,095,660, which represented 41.08% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 11.2%; France: 8.2%; Japan: 5.1%; other countries less than 5%: 15.3%.
(d) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending on the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on June 30, 2008.
(h) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(i)   Principal amount equals value at period end. See Note 1I.
(j)   Also represents cost for federal income tax purposes.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                                         PERCENTAGE
      -------------------------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                                 13.5%
      -------------------------------------------------------------------------------------------
      Bank of Tokyo-Mitsubishi Ltd.                                                        5.1
      ___________________________________________________________________________________________
      ===========================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, excluding repurchase
  agreements, at value (Cost
  $40,694,647)                             $40,694,647
------------------------------------------------------
Repurchase agreements (Cost $7,930,788)      7,930,788
======================================================
     Total investments (Cost
       $48,625,435)                         48,625,435
======================================================
Receivables for:
  Investments sold                             105,000
------------------------------------------------------
  Fund shares sold                             193,920
------------------------------------------------------
  Interest                                      83,504
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             42,463
------------------------------------------------------
Other assets                                       306
======================================================
     Total assets                           49,050,628
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                        15,747
------------------------------------------------------
  Accrued fees to affiliates                    26,171
------------------------------------------------------
  Accrued other operating expenses              37,459
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              49,986
======================================================
     Total liabilities                         129,363
======================================================
Net assets applicable to shares
  outstanding                              $48,921,265
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $48,914,851
------------------------------------------------------
Undistributed net investment income              6,414
======================================================
                                           $48,921,265
______________________________________________________
======================================================



NET ASSETS:

Series I                                   $46,686,722
______________________________________________________
======================================================
Series II                                  $ 2,234,543
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                    46,685,393
______________________________________________________
======================================================
Series II                                    2,234,376
______________________________________________________
======================================================
Series I:
  Net asset value per share                $      1.00
______________________________________________________
======================================================
Series II:
  Net asset value per share                $      1.00
______________________________________________________
======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                    $844,185
====================================================


EXPENSES:

Advisory fees                                100,756
----------------------------------------------------
Administrative services fees                  71,783
----------------------------------------------------
Custodian fees                                 2,638
----------------------------------------------------
Distribution fees -- Series II                 2,999
----------------------------------------------------
Transfer agent fees                            3,625
----------------------------------------------------
Trustees' and officer's fees and benefits      8,809
----------------------------------------------------
Professional services fees                    20,810
----------------------------------------------------
Other                                          7,210
====================================================
     Total expenses                          218,630
====================================================
Net investment income                        625,555
----------------------------------------------------
Net increase in net assets resulting from
  operations                                $625,555
____________________________________________________
====================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGE IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2008             2007
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   625,555       $ 2,114,184
=======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                   (598,451)       (2,016,504)
-------------------------------------------------------------------------------------------------------
  Series II                                                                   (27,034)          (97,680)
=======================================================================================================
       Total distributions from net investment income                        (625,485)       (2,114,184)
=======================================================================================================
Share transactions-net:
  Series I                                                                    194,261         2,924,198
-------------------------------------------------------------------------------------------------------
  Series II                                                                  (280,514)          173,554
=======================================================================================================
       Net increase (decrease) in net assets resulting from share
          transactions                                                        (86,253)        3,097,752
=======================================================================================================
       Net increase (decrease) in net assets                                  (86,183)        3,097,752



NET ASSETS:

  Beginning of period                                                      49,007,448        45,909,696
=======================================================================================================
  End of period (including undistributed net investment income of
     $6,414 and $6,344, respectively)                                     $48,921,265       $49,007,448
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these

AIM V.I. MONEY MARKET FUND
      arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.40%
-------------------------------------------------------------------
Over $250 million                                             0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) extraordinary items; (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $46,920 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. MONEY MARKET FUND

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                   $        --
--------------------------------------
Level 2                    48,625,435
--------------------------------------
Level 3                            --
======================================
                          $48,625,435
______________________________________
======================================



NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,557 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.


AIM V.I. MONEY MARKET FUND

NOTE 7--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2008(a)                 DECEMBER 31, 2007
                                                            ----------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   16,527,812     $ 16,527,812      33,843,692     $ 33,843,692
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     174,211          174,211         611,826          611,826
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      598,451          598,451       2,016,467        2,016,467
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      27,034           27,034          97,676           97,676
=========================================================================================================================
Reacquired:
  Series I                                                  (16,932,002)     (16,932,002)    (32,935,961)     (32,935,961)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                    (481,759)        (481,759)       (535,948)        (535,948)
=========================================================================================================================
                                                                (86,253)    $    (86,253)      3,097,752     $  3,097,752
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
============================================================================================================================
  Net investment income                                 0.01            0.04        0.04        0.02        0.01        0.01
============================================================================================================================
Less dividends from net investment income              (0.01)          (0.04)      (0.04)      (0.02)      (0.01)      (0.01)
============================================================================================================================
Net asset value, end of period                       $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                         1.25%           4.54%       4.27%       2.51%       0.69%       0.58%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $46,687         $46,492     $43,568     $44,923     $54,008     $77,505
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                 0.86%(b)        0.86%       0.90%       0.82%       0.75%       0.66%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                2.50%(b)        4.45%       4.20%       2.46%       0.67%       0.59%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $48,242,683.



AIM V.I. MONEY MARKET FUND

                                                                                  SERIES II
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                                      JUNE 30,         ----------------------------------------------------
                                                        2008            2007       2006       2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 1.00          $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00
===========================================================================================================================
  Net investment income                                  0.01            0.04       0.04       0.02       0.004       0.003
===========================================================================================================================
Less dividends from net investment income               (0.01)          (0.04)     (0.04)     (0.02)     (0.004)     (0.003)
===========================================================================================================================
Net asset value, end of period                         $ 1.00          $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                          1.12%           4.28%      4.01%      2.26%       0.44%       0.33%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $2,235          $2,515     $2,341     $3,080     $ 6,076     $ 2,382
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                  1.11%(b)        1.11%      1.15%      1.07%       1.00%       0.91%
===========================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.25%(b)        4.20%      3.95%      2.21%       0.42%       0.34%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b)  Ratios are annualized and based on average daily net assets of $2,412,003.


NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,012.50       $4.30       $1,020.59       $4.32        0.86%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,011.20        5.55        1,019.34        5.57        1.11
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     comparative performance and fee data         ent weight to the various factors. The
Variable Insurance Funds required under      regarding the AIM Funds prepared by an       Trustees recognized that the advisory
the Investment Company Act of 1940 to        independent company, Lipper, Inc. (Lipper),  arrangements and resulting advisory fees
approve annually the renewal of the AIM      under the direction and supervision of the   for the Fund and the other AIM Funds are
V.I. Money Market Fund (the Fund)            independent Senior Officer who also          the result of years of review and
investment advisory agreement with Invesco   prepares a separate analysis of this         negotiation between the Trustees and
Aim Advisors, Inc. (Invesco Aim). During     information for the Trustees. Each           Invesco Aim, that the Trustees may focus
contract renewal meetings held on June       Sub-Committee then makes recommendations     to a greater extent on certain aspects of
18-19, 2008, the Board as a whole and the    to the Investments Committee regarding the   these arrangements in some years than in
disinterested or "independent" Trustees,     performance, fees and expenses of their      others, and that the Trustees'
voting separately, approved the              assigned funds. The Investments Committee    deliberations and conclusions in a
continuance of the Fund's investment         considers each Sub-Committee's               particular year may be based in part on
advisory agreement for another year,         recommendations and makes its own            their deliberations and conclusions of
effective July 1, 2008. In doing so, the     recommendations regarding the performance,   these same arrangements throughout the
Board determined that the Fund's             fees and expenses of the AIM Funds to the    year and in prior years.
investment advisory agreement is in the      full Board. The Investments Committee also
best interests of the Fund and its           considers each Sub-Committee's               FACTORS AND CONCLUSIONS AND SUMMARY OF
shareholders and that the compensation to    recommendations in making its annual         INDEPENDENT WRITTEN FEE EVALUATION
Invesco Aim under the Fund's investment      recommendation to the Board whether to       The discussion below serves as a summary
advisory agreement is fair and reasonable.   approve the continuance of each AIM Fund's   of the Senior Officer's independent
   The independent Trustees met separately   investment advisory agreement and            written evaluation with respect to the
during their evaluation of the Fund's        sub-advisory agreements for another year.    Fund's investment advisory agreement as
investment advisory agreement with              The independent Trustees are assisted     well as a discussion of the material
independent legal counsel from whom they     in their annual evaluation of the Fund's     factors and related conclusions that
received independent legal advice, and the   investment advisory agreement by the         formed the basis for the Board's approval
independent Trustees also received           independent Senior Officer. One              of the Fund's investment advisory
assistance during their deliberations from   responsibility of the Senior Officer is to   agreement and sub-advisory agreements.
the independent Senior Officer, a            manage the process by which the AIM Funds'   Unless otherwise stated, information set
full-time officer of the AIM Funds who       proposed management fees are negotiated      forth below is as of June 19, 2008 and
reports directly to the independent          during the annual contract renewal process   does not reflect any changes that may have
Trustees.                                    to ensure that they are negotiated in a      occurred since that date, including but
                                             manner that is at arms' length and           not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          reasonable. Accordingly, the Senior          performance, advisory fees, expense
The Board's Investments Committee has        Officer must either supervise a              limitations and/or fee waivers.
established three Sub-Committees that are    competitive bidding process or prepare an
responsible for overseeing the management    independent written evaluation. The Senior   I. Investment Advisory Agreement
of a number of the series portfolios of      Officer has recommended that an                 A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            independent written evaluation be provided         Services Provided by Invesco Aim
structure permits the Trustees to focus on   and, at the direction of the Board, has      The Board reviewed the advisory services
the performance of the AIM Funds that have   prepared an independent written              provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    evaluation.                                  the Fund's investment advisory agreement,
meet throughout the year to review the          During the annual contract renewal        the performance of Invesco Aim in
performance of their assigned funds, and     process, the Board considered the factors    providing these services, and the
the Sub-Committees review monthly and        discussed below under the heading "Factors   credentials and experience of the officers
quarterly comparative performance            and Conclusions and Summary of Independent   and employees of Invesco Aim who provide
information and periodic asset flow data     Written Fee Evaluation" in evaluating the    these services. The Board's review of the
for their assigned funds. These materials    fairness and reasonableness of the Fund's    qualifications of Invesco Aim to provide
are prepared under the direction and         investment advisory agreement and            these services included the Board's
supervision of the independent Senior        sub-advisory agreements at the contract      consideration of Invesco Aim's portfolio
Officer. Over the course of each year, the   renewal meetings and at their meetings       and product review process, various back
Sub-Committees meet with portfolio           throughout the year as part of their         office support functions provided by
managers for their assigned funds and        ongoing oversight of the Fund. The Fund's    Invesco Aim and its affiliates, and
other members of management and review       investment advisory agreement and            Invesco Aim's equity and fixed income
with these individuals the performance,      sub-advisory agreements were considered      trading operations. The Board concluded
investment objective(s), policies,           separately, although the Board also          that the nature, extent and quality of the
strategies and limitations of these funds.   considered the common interests of all of    advisory services provided to the Fund by
   In addition to their meetings             the AIM Funds in their deliberations. The    Invesco Aim were appropriate and that
throughout the year, the Sub-Committees      Board considered all of the information      Invesco Aim currently is providing
meet at designated contract renewal          provided to them and did not identify any    satisfactory advisory services in
meetings each year to conduct an in-depth    particular factor that was controlling.      accordance with the terms of the Fund's
review of the performance, fees and          Each Trustee may have evaluated the          investment advisory agreement. In
expenses of their assigned funds. During     information provided differently from one    addition, based on their ongoing meetings
the contract renewal process, the Trustees   another and attributed differ-               throughout the year with the Fund's
receive                                                                                   portfolio manager or managers, the Board
                                                                                          concluded that

                                                                                                                           continued

AIM V.I. MONEY MARKET FUND

these individuals are competent and able     appropriate for the Board to continue to     schedule or through advisory fee waivers
to continue to carry out their               monitor more closely the performance of      or expense limitations. The Board noted
responsibilities under the Fund's            the Fund. Although the independent written   that the Fund's contractual advisory fee
investment advisory agreement.               evaluation of the Fund's Senior Officer      schedule includes one breakpoint but that,
   In determining whether to continue the    only considered Fund performance through     due to the Fund's asset level at the end
Fund's investment advisory agreement, the    the most recent calendar year, the Board     of the past calendar year and the way in
Board considered the prior relationship      also reviewed more recent Fund performance   which the breakpoint has been structured,
between Invesco Aim and the Fund, as well    and this review did not change their         the Fund has yet to benefit from the
as the Board's knowledge of Invesco Aim's    conclusions.                                 breakpoint. Based on this information, the
operations, and concluded that it was                                                     Board concluded that the Fund's advisory
beneficial to maintain the current              C. Advisory Fees and Fee Waivers          fees would reflect economies of scale at
relationship, in part, because of such       The Board compared the Fund's contractual    higher asset levels. The Board also noted
knowledge. The Board also considered the     advisory fee rate to the contractual         that the Fund shares directly in economies
steps that Invesco Aim and its affiliates    advisory fee rates of funds in the Fund's    of scale through lower fees charged by
have taken over the last several years to    Lipper expense group that are not managed    third party service providers based on the
improve the quality and efficiency of the    by Invesco Aim, at a common asset level      combined size of all of the AIM Funds and
services they provide to the AIM Funds in    and as of the end of the past calendar       affiliates.
the areas of investment performance,         year. The Board noted that the Fund's
product line diversification,                contractual advisory fee rate was below         E. Profitability and Financial
distribution, fund operations, shareholder   the median contractual advisory fee rate           Resources of Invesco Aim
services and compliance. The Board           of funds in its expense group. The Board     The Board reviewed information from
concluded that the quality and efficiency    also reviewed the methodology used by        Invesco Aim concerning the costs of the
of the services Invesco Aim and its          Lipper in determining contractual fee        advisory and other services that Invesco
affiliates provide to the AIM Funds in       rates.                                       Aim and its affiliates provide to the Fund
each of these areas have generally              The Board also compared the Fund's        and the profitability of Invesco Aim and
improved, and support the Board's approval   effective fee rate (the advisory fee after   its affiliates in providing these
of the continuance of the Fund's             any advisory fee waivers and before any      services. The Board also reviewed
investment advisory agreement.               expense limitations/waivers) to the          information concerning the financial
                                             advisory fee rates of other clients of       condition of Invesco Aim and its
   B. Fund Performance                       Invesco Aim and its affiliates with          affiliates. The Board also reviewed with
The Board compared the Fund's performance    investment strategies comparable to those    Invesco Aim the methodology used to
during the past one, three and five          of the Fund, including one mutual fund       prepare the profitability information. The
calendar years to the performance of funds   advised by Invesco Aim. The Board noted      Board considered the overall profitability
in the Fund's performance group that are     that the Fund's rate was the same as the     of Invesco Aim, as well as the
not managed by Invesco Aim, and against      rate for the other mutual funds.             profitability of Invesco Aim in connection
the performance of all funds in the Lipper      The Board noted that Invesco Aim has      with managing the Fund. The Board noted
Variable Annuity Underlying Funds - Money    contractually agreed to waive fees and/or    that Invesco Aim continues to operate at a
Market Index. The Board also reviewed the    limit expenses of the Fund through at        net profit, although increased expenses in
criteria used by Invesco Aim to identify     least April 30, 2010 in an amount            recent years have reduced the
the funds in the Fund's performance group    necessary to limit total annual operating    profitability of Invesco Aim and its
for inclusion in the Lipper reports. The     expenses to a specified percentage of        affiliates. The Board concluded that the
Board noted that the Fund's performance      average daily net assets for each class of   Fund's fees were fair and reasonable, and
was in the fifth quintile of its             the Fund. The Board considered the           that the level of profits realized by
performance group for the one, three and     contractual nature of this fee waiver and    Invesco Aim and its affiliates from
five year periods (the first quintile        noted that it remains in effect until at     providing services to the Fund was not
being the best performing funds and the      least April 30, 2010. The Board also         excessive in light of the nature, quality
fifth quintile being the worst performing    considered the effect this expense           and extent of the services provided. The
funds). The Board noted that the Fund's      limitation would have on the Fund's          Board considered whether Invesco Aim is
performance was below the performance of     estimated total expenses.                    financially sound and has the resources
the Index for the one, three and five year      After taking account of the Fund's        necessary to perform its obligations under
periods. Invesco Aim advised the Board       contractual advisory fee rate, as well as    the Fund's investment advisory agreement,
that the Fund has historically been priced   the comparative advisory fee information     and concluded that Invesco Aim has the
consistent with its role as a conduit to     and the expense limitation discussed         financial resources necessary to fulfill
and from other Invesco Aim products. The     above, the Board concluded that the Fund's   these obligations.
Board also considered the steps Invesco      advisory fees were fair and reasonable.
Aim has taken over the last several years                                                    F. Independent Written Evaluation of
to improve the quality and efficiency of        D. Economies of Scale and Breakpoints           the Fund's Senior Officer
the services that Invesco Aim provides to    The Board considered the extent to which     The Board noted that, at their direction,
the AIM Funds. The Board concluded that      there are economies of scale in Invesco      the Senior Officer of the Fund, who is
Invesco Aim continues to be responsive to    Aim's provision of advisory services to      independent of Invesco Aim and Invesco
the Board's focus on fund performance.       the Fund. The Board also considered          Aim's affiliates, had prepared an
However, due to the Fund's                   whether the Fund benefits from such          independent written evaluation to assist
underperformance, the Board also concluded   economies of scale through contractual       the Board in determining the
that it would be                             breakpoints in the Fund's advisory fee       reasonableness of the proposed management
                                                                                          fees of the AIM Funds, including the Fund.
                                                                                          The

                                                                                                                           continued

AIM V.I. MONEY MARKET FUND

Board noted that they had relied upon the    The Board noted that Invesco Aim will           B. Fund Performance
Senior Officer's written evaluation          receive advisory fees from these             The Board did not view Fund performance as
instead of a competitive bidding process.    affiliated money market funds attributable   a relevant factor in considering whether
In determining whether to continue the       to such investments, although Invesco Aim    to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    has contractually agreed to waive through    the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        at least April 30, 2010, the advisory fees   served as a sub-adviser to the Fund prior
written evaluation.                          payable by the Fund in an amount equal to    to May 1, 2008.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisors                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources and
from any securities lending arrangements     talent of the Affiliated Sub-Advisers in
may be invested in money market funds        managing the Fund.
advised by Invesco Aim pursuant to
procedures approved by the Board.

AIM V.I. MONEY MARKET FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Money Market Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D................................................   475,170,544          19,454,668
         Raymond Stickel, Jr.............................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a share
         class without a shareholder vote........................   438,131,484        35,586,925         20,906,803
(3)      Approve a new sub-advisory agreement between Invesco Aim
         Advisors, Inc. and each of AIM Funds Management, Inc.;
         Invesco Asset Management Deutschland, GmbH; Invesco
         Asset Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited; Invesco
         Global Asset Management (N.A.), Inc.; Invesco Hong Kong
         Limited; Invesco Institutional (N.A.), Inc.; and Invesco
         Senior Secured Management, Inc..........................    42,952,415         4,778,438          2,032,753



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. MONEY MARKET FUND

[INVESCO AIM LOGO]             AIM V.I. SMALL CAP EQUITY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                  -4.64%
Series II Shares                                                                 -4.74
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
Russell 2000 Index(TRIANGLE) (Style-Specific Index)                              -9.37
Lipper VUF Small-Cap Core Funds Index(TRIANGLE) (Peer Group Index)               -7.92

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The RUSSELL 2000--REGISTERED TRADEMARK-- INDEX measures the performance of the 2,000 smallest companies in the Russell 3000--REGISTERED TRADEMARK-- Index, which represents approximately 8% of the total market capitalization of the
Russell 3000 Index. The Russell 2000 Index and the Russell 3000 Index are
trademarks/service marks of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company.
   The LIPPER VUF SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper
Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                    THE NET ANNUAL FUND OPERATING EXPENSE     VARIABLE PRODUCT. SALES CHARGES, EXPENSES
As of 6/30/08                                RATIO SET FORTH IN THE MOST RECENT FUND      AND FEES, WHICH ARE DETERMINED BY THE
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT     VARIABLE PRODUCT ISSUERS, WILL VARY AND
SERIES I SHARES                              FOR SERIES I AND SERIES II SHARES WAS        WILL LOWER THE TOTAL RETURN.
Inception (8/29/03)                  10.01%  1.13% AND 1.38%, RESPECTIVELY.(1) THE           THE MOST RECENT MONTH-END PERFORMANCE
 1 Year                              -7.93   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             SET FORTH IN THE MOST RECENT FUND            PRODUCT CHARGES, IS AVAILABLE ON THE
SERIES II SHARES                             PROSPECTUS AS OF THE DATE OF THIS REPORT     INVESCO AIM AUTOMATED INFORMATION LINE,
Inception (8/29/03)                   9.77%  FOR SERIES I AND SERIES II SHARES WAS        866 702 4402. AS MENTIONED ABOVE, FOR THE
 1 Year                              -8.16   1.13% AND 1.38%, RESPECTIVELY. THE EXPENSE   MOST RECENT MONTH-END PERFORMANCE
==========================================   RATIOS PRESENTED ABOVE MAY VARY FROM THE     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
THE PERFORMANCE OF THE FUND'S SERIES I AND   OF THIS REPORT THAT ARE BASED ON EXPENSES    FINANCIAL ADVISOR.
SERIES II SHARE CLASSES WILL DIFFER          INCURRED DURING THE PERIOD COVERED BY THIS      HAD THE ADVISOR NOT WAIVED FEES AND/OR
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   REPORT.                                      REIMBURSED EXPENSES IN THE PAST,
   THE PERFORMANCE DATA QUOTED REPRESENT        AIM V.I. SMALL CAP EQUITY FUND, A         PERFORMANCE WOULD HAVE BEEN LOWER.
PAST PERFORMANCE AND CANNOT GUARANTEE        SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
COMPARABLE FUTURE RESULTS; CURRENT           FUNDS, IS CURRENTLY OFFERED THROUGH          (1) Total annual operating expenses less
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INSURANCE COMPANIES ISSUING VARIABLE            any contractual fee waivers and/or
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      PRODUCTS. YOU CANNOT PURCHASE SHARES OF         expense reimbursements by the advisor
FINANCIAL ADVISOR FOR THE MOST RECENT        THE FUND DIRECTLY. PERFORMANCE FIGURES          in effect through at least April 30,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      GIVEN REPRESENT THE FUND AND ARE NOT            2010. See current prospectus for more
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   INTENDED TO REFLECT ACTUAL VARIABLE             information.
REINVESTED DISTRIBUTIONS AND CHANGES IN      PRODUCT VALUES. THEY DO NOT REFLECT SALES
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   CONNECTION WITH A
MAY HAVE A GAIN OR LOSS WHEN YOU SELL
SHARES.

AIM V.I. SMALL CAP EQUITY FUND




PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Information Technology                                               17.7%
-------------------------------------------------------------------------
Industrials                                                          16.4
-------------------------------------------------------------------------
Health Care                                                          13.5
-------------------------------------------------------------------------
Financials                                                           11.6
-------------------------------------------------------------------------
Consumer Discretionary                                               11.3
-------------------------------------------------------------------------
Energy                                                                9.4
-------------------------------------------------------------------------
Materials                                                             8.0
-------------------------------------------------------------------------
Consumer Staples                                                      4.2
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Utilities                                                             2.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.76%

AEROSPACE & DEFENSE-2.20%

AAR CORP.(b)                                             78,128    $  1,057,072
-------------------------------------------------------------------------------
Aeroviroment Inc.(b)                                     34,297         932,192
-------------------------------------------------------------------------------
Curtiss-Wright Corp.                                     52,246       2,337,486
===============================================================================
                                                                      4,326,750
===============================================================================


AIRLINES-0.77%

Allegiant Travel Co.(b)                                  81,100       1,507,649
===============================================================================


APPAREL RETAIL-1.74%

Citi Trends Inc.(b)                                     103,776       2,351,564
-------------------------------------------------------------------------------
Tween Brands, Inc.(b)                                    65,096       1,071,480
===============================================================================
                                                                      3,423,044
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-1.68%

Fossil, Inc.(b)                                          51,154       1,487,047
-------------------------------------------------------------------------------
Volcom, Inc.(b)                                          75,777       1,813,343
===============================================================================
                                                                      3,300,390
===============================================================================


APPLICATION SOFTWARE-0.94%

Blackbaud, Inc.                                          86,709       1,855,573
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.73%

Affiliated Managers Group, Inc.(b)                       19,189       1,728,161
-------------------------------------------------------------------------------
GAMCO Investors, Inc.-Class A                            33,851       1,679,687
===============================================================================
                                                                      3,407,848
===============================================================================


BIOTECHNOLOGY-0.30%

InterMune, Inc.(b)(c)                                    45,507         597,052
===============================================================================


CATALOG RETAIL-1.00%

PC Mall, Inc.(b)                                        145,672       1,975,312
===============================================================================


COMMUNICATIONS EQUIPMENT-1.97%

Arris Group Inc.(b)                                     225,138       1,902,416
-------------------------------------------------------------------------------
Comtech Telecommunications Corp.(b)                      40,318       1,975,582
===============================================================================
                                                                      3,877,998
===============================================================================


CONSTRUCTION MATERIALS-0.90%

Texas Industries, Inc.(c)                                31,400       1,762,482
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.34%

CyberSource Corp.(b)                                    117,444       1,964,838
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.(b)                               64,216       1,085,250
-------------------------------------------------------------------------------
Wright Express Corp.(b)                                  63,123       1,565,451
===============================================================================
                                                                      4,615,539
===============================================================================


DIVERSIFIED CHEMICALS-1.05%

FMC Corp.                                                26,662       2,064,705
===============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.28%

EnerNOC, Inc.(b)(c)                                      30,493         547,349
===============================================================================


DIVERSIFIED METALS & MINING-1.00%

Compass Minerals International, Inc.                     24,547       1,977,506
===============================================================================


EDUCATION SERVICES-1.00%

Capella Education Co.(b)                                 32,865       1,960,397
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT-2.03%

Belden Inc.                                              56,014    $  1,897,754
-------------------------------------------------------------------------------
General Cable Corp.(b)                                   34,484       2,098,352
===============================================================================
                                                                      3,996,106
===============================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.05%

OSI Systems, Inc.(b)                                     60,729       1,300,815
-------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc.(b)                        25,438         768,228
===============================================================================
                                                                      2,069,043
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.87%

Methode Electronics, Inc.                               163,875       1,712,494
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-3.06%

ABM Industries Inc                                       94,986       2,113,439
-------------------------------------------------------------------------------
Team, Inc.(b)                                            60,797       2,086,553
-------------------------------------------------------------------------------
Waste Connections, Inc.(b)                               57,340       1,830,866
===============================================================================
                                                                      6,030,858
===============================================================================


FOOD RETAIL-0.90%

Ruddick Corp.                                            51,634       1,771,563
===============================================================================


GAS UTILITIES-1.06%

Energen Corp.                                            26,676       2,081,528
===============================================================================


GENERAL MERCHANDISE STORES-0.44%

Pantry, Inc. (The)(b)                                    81,244         866,061
===============================================================================


HEALTH CARE DISTRIBUTORS-1.38%

Owens & Minor, Inc.                                      59,329       2,710,742
===============================================================================


HEALTH CARE EQUIPMENT-2.11%

Invacare Corp.                                          111,640       2,281,922
-------------------------------------------------------------------------------
Quidel Corp.(b)                                         113,606       1,876,771
===============================================================================
                                                                      4,158,693
===============================================================================


HEALTH CARE FACILITIES-1.07%

Skilled Healthcare Group Inc.-Class A(b)                156,762       2,103,746
===============================================================================


HEALTH CARE SERVICES-2.47%

Cross Country Healthcare, Inc.(b)                       122,433       1,764,260
-------------------------------------------------------------------------------
Gentiva Health Services, Inc.(b)                        132,425       2,522,696
-------------------------------------------------------------------------------
IPC The Hospitalist Co.(b)                               30,310         570,434
===============================================================================
                                                                      4,857,390
===============================================================================


HEALTH CARE SUPPLIES-0.96%

Haemonetics Corp.(b)                                     34,004       1,885,862
===============================================================================


HEALTH CARE TECHNOLOGY-0.80%

Omnicell, Inc.(b)                                       120,185       1,584,038
===============================================================================


HOME ENTERTAINMENT SOFTWARE-0.76%

THQ Inc.(b)                                              73,526       1,489,637
===============================================================================


HOTELS, RESORTS & CRUISE LINES-0.62%

Ambassadors Group, Inc.                                  17,953         267,859
-------------------------------------------------------------------------------
Red Lion Hotels Corp.(b)                                119,639         953,523
===============================================================================
                                                                      1,221,382
===============================================================================


HOUSEHOLD APPLIANCES-0.98%

Snap-on Inc.                                             37,251       1,937,425
===============================================================================


HOUSEWARES & SPECIALTIES-1.03%

Tupperware Brands Corp.                                  59,210       2,026,166
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.76%

Kforce Inc.(b)                                          175,160       1,487,108
===============================================================================


INDUSTRIAL MACHINERY-5.05%

Chart Industries, Inc.(b)                                74,347       3,616,238
-------------------------------------------------------------------------------
Kadant Inc.(b)                                          102,101       2,307,483
-------------------------------------------------------------------------------
RBC Bearings Inc.(b)                                     53,307       1,776,189
-------------------------------------------------------------------------------
Valmont Industries, Inc.                                 21,483       2,240,462
===============================================================================
                                                                      9,940,372
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.62%

Alaska Communications Systems Group Inc.(c)             170,111       2,031,125
-------------------------------------------------------------------------------
Cincinnati Bell Inc.(b)                                 499,197       1,986,804
===============================================================================


NTELOS Holdings Corp.(c)                                 45,181       1,146,242
===============================================================================
                                                                      5,164,171
===============================================================================


INTERNET SOFTWARE & SERVICES-3.07%

Ariba, Inc.(b)                                          227,249       3,342,833
-------------------------------------------------------------------------------
DealerTrack Holdings Inc.(b)                             46,103         650,513
-------------------------------------------------------------------------------
Open Text Corp. (Canada)(b)(c)                           63,537       2,039,538
===============================================================================
                                                                      6,032,884
===============================================================================


INVESTMENT BANKING & BROKERAGE-0.88%

CMET Finance Holdings, Inc. (Acquired 12/08/03;
  Cost $20,000)(b)(d)(e)                                    200           2,656
-------------------------------------------------------------------------------
KBW Inc.(b)(c)                                           83,799       1,724,583
===============================================================================
                                                                      1,727,239
===============================================================================


IT CONSULTING & OTHER SERVICES-0.97%

CACI International Inc.-Class A(b)                       41,885       1,917,076
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.53%

Bio-Rad Laboratories, Inc.-Class A(b)                    19,194       1,552,603
-------------------------------------------------------------------------------
Dionex Corp.(b)                                          21,855       1,450,516
-------------------------------------------------------------------------------
eResearch Technology, Inc.(b)                           113,313       1,976,179
===============================================================================
                                                                      4,979,298
===============================================================================


METAL & GLASS CONTAINERS-0.95%

AptarGroup, Inc.                                         40,651       1,705,309
-------------------------------------------------------------------------------
Bway Holding Co.(b)                                      17,939         154,455
===============================================================================
                                                                      1,859,764
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-1.02%

World Wrestling Entertainment, Inc.-Class A(c)          129,605    $  2,004,989
===============================================================================


MULTI-UTILITIES-0.53%

Avista Corp.                                             48,624       1,043,471
===============================================================================


OFFICE REIT'S-0.89%

Alexandria Real Estate Equities, Inc.(c)                 18,005       1,752,607
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-4.48%

Complete Production Services, Inc.(b)                    72,654       2,646,059
-------------------------------------------------------------------------------
Lufkin Industries, Inc.                                  18,971       1,579,905
-------------------------------------------------------------------------------
NATCO Group Inc.-Class A(b)                              48,069       2,621,203
-------------------------------------------------------------------------------
Oceaneering International, Inc.(b)                       25,688       1,979,260
===============================================================================
                                                                      8,826,427
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.87%

Comstock Resources, Inc.(b)                              36,434       3,076,123
-------------------------------------------------------------------------------
Parallel Petroleum Corp.(b)                              93,834       1,888,878
-------------------------------------------------------------------------------
Penn Virginia Corp.                                      46,053       3,473,317
-------------------------------------------------------------------------------
Venoco Inc.(b)                                           49,309       1,144,462
===============================================================================
                                                                      9,582,780
===============================================================================


PACKAGED FOODS & MEATS-2.18%

Flowers Foods, Inc.                                      75,988       2,153,500
-------------------------------------------------------------------------------
TreeHouse Foods, Inc.(b)                                 87,762       2,129,106
===============================================================================
                                                                      4,282,606
===============================================================================


PERSONAL PRODUCTS-1.16%

Alberto-Culver Co.                                       87,033       2,286,357
===============================================================================


PHARMACEUTICALS-1.88%

ViroPharma Inc.(b)(c)                                   152,801       1,689,979
-------------------------------------------------------------------------------
VIVUS, Inc.(b)(c)                                       300,300       2,006,004
===============================================================================
                                                                      3,695,983
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.82%

Assured Guaranty Ltd.(c)                                 97,837       1,760,088
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(b)                            40,359       1,829,070
===============================================================================
                                                                      3,589,158
===============================================================================


REGIONAL BANKS-4.49%

BancFirst Corp.                                          25,367       1,085,707
-------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                33,677       1,335,630
-------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                            52,849       1,387,815
-------------------------------------------------------------------------------
First Financial Bankshares, Inc.(c)                      32,517       1,489,604
-------------------------------------------------------------------------------
Glacier Bancorp, Inc.(c)                                105,379       1,685,010
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                               204,900       1,862,541
===============================================================================
                                                                      8,846,307
===============================================================================


RESTAURANTS-1.74%

DineEquity, Inc.(c)                                      47,319       1,767,838
-------------------------------------------------------------------------------
Papa John's International, Inc.(b)                       62,269       1,655,733
===============================================================================
                                                                      3,423,571
===============================================================================


SEMICONDUCTOR EQUIPMENT-2.04%

ATMI, Inc.(b)                                            77,006       2,150,008
-------------------------------------------------------------------------------
MKS Instruments, Inc.(b)                                 84,995       1,861,390
===============================================================================
                                                                      4,011,398
===============================================================================


SEMICONDUCTORS-2.31%

DSP Group, Inc.(b)                                      112,219         785,533
-------------------------------------------------------------------------------
Power Integrations, Inc.(b)                              60,245       1,904,345
-------------------------------------------------------------------------------
Semtech Corp.(b)                                        131,787       1,854,243
===============================================================================
                                                                      4,544,121
===============================================================================


SPECIALIZED REIT'S-1.77%

LaSalle Hotel Properties                                 59,270       1,489,455
-------------------------------------------------------------------------------
Senior Housing Properties Trust                          48,800         953,064
-------------------------------------------------------------------------------
Universal Health Realty Income Trust                     34,577       1,037,310
===============================================================================
                                                                      3,479,829
===============================================================================


SPECIALTY CHEMICALS-2.36%

A. Schulman, Inc.                                        91,082       2,097,619
-------------------------------------------------------------------------------
H.B. Fuller Co.                                          86,887       1,949,744
-------------------------------------------------------------------------------
Zep, Inc.                                                40,790         606,955
===============================================================================
                                                                      4,654,318
===============================================================================


SPECIALTY STORES-0.05%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)             8,810          99,024
===============================================================================


STEEL-1.74%

Carpenter Technology Corp.                               31,257       1,364,368
-------------------------------------------------------------------------------
Northwest Pipe Co.(b)                                    37,000       2,064,600
===============================================================================
                                                                      3,428,968
===============================================================================


SYSTEMS SOFTWARE-0.80%

Double-Take Software, Inc.(b)                           115,080       1,581,199
===============================================================================


TECHNOLOGY DISTRIBUTORS-0.54%

Agilysys, Inc.                                           93,834       1,064,078
===============================================================================


TRUCKING-2.26%

Landstar System, Inc.                                    40,638       2,244,031
-------------------------------------------------------------------------------
Marten Transport, Ltd.(b)                               138,159       2,206,399
===============================================================================
                                                                      4,450,430
===============================================================================


WATER UTILITIES-0.51%

Cascal N.V. (United Kingdom)(b)                          82,203       1,011,097
-------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
       (Cost $182,335,544)                                          190,468,958
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MONEY MARKET FUNDS-2.49%

Liquid Assets Portfolio-Institutional Class(f)        2,448,798    $  2,448,798
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              2,448,799       2,448,799
-------------------------------------------------------------------------------
     Total Money Market Funds (Cost $4,897,597)                       4,897,597
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.25% (Cost $187,233,141)                                  195,366,555
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-7.65%

Liquid Assets Portfolio-Institutional Class (Cost
  $15,068,095)(f)(g)                                 15,068,095      15,068,095
===============================================================================
TOTAL INVESTMENTS-106.90%
  (Cost $202,301,236)                                               210,434,650
===============================================================================
OTHER ASSETS LESS LIABILITIES-(6.90)%                               (13,588,479)
===============================================================================
NET ASSETS-100.00%                                                 $196,846,171
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented less than 0.01% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $182,335,544)*                          $190,468,958
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $19,965,692)                  19,965,692
======================================================
     Total investments (Cost
       $202,301,236)                       210,434,650
======================================================
Foreign currencies, at value (Cost $47)             53
------------------------------------------------------
Receivables for:
  Investments sold                           3,402,170
------------------------------------------------------
  Investments sold to affiliates               162,193
------------------------------------------------------
  Fund shares sold                           2,931,781
------------------------------------------------------
  Dividends                                    174,147
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             22,765
------------------------------------------------------
Other assets                                     2,468
======================================================
     Total assets                          217,130,227
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                      4,972,078
------------------------------------------------------
  Fund shares reacquired                        47,108
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 15,068,095
------------------------------------------------------
  Accrued fees to affiliates                   121,531
------------------------------------------------------
  Accrued other operating expenses              47,240
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              28,004
======================================================
     Total liabilities                      20,284,056
======================================================
Net assets applicable to shares
  outstanding                             $196,846,171
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $191,142,767
------------------------------------------------------
Undistributed net investment income              4,248
------------------------------------------------------
Undistributed net realized gain (loss)      (2,434,265)
------------------------------------------------------
Unrealized appreciation                      8,133,421
======================================================
                                          $196,846,171
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $195,848,861
______________________________________________________
======================================================
Series II                                 $    997,310
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                    13,226,559
______________________________________________________
======================================================
Series II                                       68,011
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      14.81
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      14.66
______________________________________________________
======================================================




* At June 30, 2008, securities with an aggregate value of $14,489,044 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                  $   784,081
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $96,108)                           207,733
======================================================
     Total investment income                   991,814
======================================================


EXPENSES:

Advisory fees                                  653,735
------------------------------------------------------
Administrative services fees                   244,237
------------------------------------------------------
Custodian fees                                  13,182
------------------------------------------------------
Distribution fees -- Series II                     206
------------------------------------------------------
Transfer agent fees                              7,136
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      10,347
------------------------------------------------------
Other                                           41,296
======================================================
     Total expenses                            970,139
======================================================
Less: Fees waived and expense offset
  arrangement(s)                                (5,436)
======================================================
     Net expenses                              964,703
======================================================
Net investment income                           27,111
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment
  securities (includes net gains from
  securities sold to affiliates of
  $1,130,657)                               (2,890,537)
------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (4,327,374)
------------------------------------------------------
  Foreign currencies                                (1)
======================================================
                                            (4,327,375)
======================================================
Net realized and unrealized gain (loss)     (7,217,912)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $(7,190,801)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,      DECEMBER 31,
                                                                              2008            2007
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $     27,111    $    (91,276)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (2,890,537)      4,840,940
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (4,327,375)       (528,972)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations        (7,190,801)      4,220,692
======================================================================================================
Distributions to shareholders from net investment income -- Series I                --         (69,477)
======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --      (4,648,828)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --            (761)
======================================================================================================
     Total distributions from net realized gains                                    --      (4,649,589)
======================================================================================================
Share transactions-net:
  Series I                                                                  34,720,863      75,616,355
------------------------------------------------------------------------------------------------------
  Series II                                                                    998,229        (897,270)
======================================================================================================
     Net increase in net assets resulting from share transactions           35,719,092      74,719,085
======================================================================================================
     Net increase in net assets                                             28,528,291      74,220,711
======================================================================================================


NET ASSETS:

  Beginning of period                                                      168,317,880      94,097,169
======================================================================================================
  End of period (including undistributed net investment income (loss)
     of $4,248 and $(22,863), respectively)                               $196,846,171    $168,317,880
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. SMALL CAP EQUITY FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


AIM V.I. SMALL CAP EQUITY FUND

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $4,560.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $219,374 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily

AIM V.I. SMALL CAP EQUITY FUND
net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $210,431,994
--------------------------------------
Level 2                            --
--------------------------------------
Level 3                         2,656
======================================
                         $210,434,650
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $3,950,314, which resulted in net realized gains of $1,130,657, and securities purchases of $2,042,425.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $876.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,686 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. SMALL CAP EQUITY FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $98,533,275 and $62,156,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 26,951,636
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (19,040,204)
================================================================================================
Net unrealized appreciation of investment securities                                $  7,911,432
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $202,523,218.


NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                       JUNE 30,                      DECEMBER 31,
                                                                       2008(a)                           2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    3,554,827     $ 51,702,273      5,013,005     $ 80,543,288
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      73,081        1,105,786          2,377           39,660
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --        294,710        4,718,304
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --             48              761
========================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                           --               --      1,275,124       20,411,826
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         12,068          191,836
========================================================================================================================
Reacquired:
  Series I                                                   (1,166,600)     (16,981,410)    (1,881,501)     (30,057,063)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (7,166)        (107,557)       (68,936)      (1,129,527)
========================================================================================================================
                                                              2,454,142     $ 35,719,092      4,646,895     $ 74,719,085
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. SMALL CAP EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                          -----------------------------------------------------------------------------------------
                                                                                                                  AUGUST 29, 2003
                                          SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,               (COMMENCEMENT DATE)
                                              JUNE 30,         --------------------------------------------       TO DECEMBER 31,
                                                2008             2007         2006        2005        2004              2003
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.53         $  15.19     $ 13.46     $ 12.45     $ 11.38            $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      --(a)         (0.01)(a)   (0.01)(a)   (0.06)(a)   (0.06)(a)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (0.72)            0.81        2.37        1.07        1.13              1.41
===================================================================================================================================
     Total from investment operations            (0.72)            0.80        2.36        1.01        1.07              1.40
===================================================================================================================================
Less distributions:
  Dividends from net investment income              --            (0.01)         --          --       (0.00)            (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --            (0.45)      (0.63)         --          --             (0.01)
===================================================================================================================================
     Total distributions                            --            (0.46)      (0.63)         --       (0.00)            (0.02)
===================================================================================================================================
Net asset value, end of period                $  14.81         $  15.53     $ 15.19     $ 13.46     $ 12.45            $11.38
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Total return(b)                                  (4.64)%           5.19%      17.44%       8.11%       9.41%            13.94%
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $195,849         $168,286     $93,243     $42,752     $25,964            $2,231
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                               1.10%(d)         1.12%       1.15%       1.22%       1.30%             1.32%(c)
-----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.11%(d)         1.15%       1.33%       1.57%       2.01%            12.86%(c)
===================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                           0.03%(d)        (0.07)%     (0.06)%     (0.44)%     (0.56)%           (0.44)%(c)
___________________________________________________________________________________________________________________________________
===================================================================================================================================
Portfolio turnover rate(e)                          36%              45%         52%         70%        156%               26%
___________________________________________________________________________________________________________________________________
===================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Annualized.
(d) Ratios are annualized and based on average daily net assets of $176,297,671.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM V.I. Small Cap Growth into the Fund.

                                                                                 SERIES II
                                           ------------------------------------------------------------------------------------
                                                                                                              AUGUST 29, 2003
                                           SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,             (COMMENCEMENT DATE)
                                               JUNE 30,         ---------------------------------------       TO DECEMBER 31,
                                                 2008            2007       2006       2005       2004              2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $15.39          $15.10     $13.41     $12.43     $11.38            $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.01)(a)       (0.05)(a)  (0.04)(a)  (0.08)(a)  (0.08)(a)         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                    (0.72)           0.79       2.36       1.06       1.13              1.41
===============================================================================================================================
     Total from investment operations            (0.73)           0.74       2.32       0.98       1.05              1.39
===============================================================================================================================
Less distributions:
  Dividends from net investment income              --              --         --         --      (0.00)            (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --           (0.45)     (0.63)        --         --             (0.01)
===============================================================================================================================
     Total distributions                            --           (0.45)     (0.63)        --      (0.00)            (0.01)
===============================================================================================================================
Net asset value, end of period                  $14.66          $15.39     $15.10     $13.41     $12.43            $11.38
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                   4.74%           4.84%     17.20%      7.88%      9.23%            13.88%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $  997          $   32     $  854     $  679     $  622            $  569
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                               1.35%(d)        1.37%      1.40%      1.42%      1.45%             1.47%(c)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.36%(d)        1.40%      1.58%      1.82%      2.26%            13.11%(c)
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.22)%(d)      (0.32)%    (0.31)%    (0.64)%    (0.71)%           (0.59)%(c)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                          36%             45%        52%        70%       156%               26%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Annualized.
(d)  Ratios are annualized and based on average daily net assets of $165.887.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM V.I. Small Cap Growth into the Fund.



AIM V.I. SMALL CAP EQUITY FUND

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $953.60        $5.34       $1,019.39       $5.52        1.10%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        952.60         6.55        1,018.15        6.77        1.35
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Small Cap Equity Fund (the Fund)        (Lipper), under the direction and            for the Fund and the other AIM Funds are
investment advisory agreement with Invesco   supervision of the independent Senior        the result of years of review and
Aim Advisors, Inc. (Invesco Aim). During     Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim, and Invesco Aim's equity and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    fixed income trading operations. The Board
investment objective(s), policies,           investment advisory agreement and            concluded that the nature, extent and
strategies and limitations of these funds.   sub-advisory agreements were considered      quality of the advisory services provided
   In addition to their meetings             separately, although the Board also          to the Fund by Invesco Aim were
throughout the year, the Sub-Committees      considered the common interests of all of    appropriate and that Invesco Aim currently
meet at designated contract renewal          the AIM Funds in their deliberations. The    is providing satisfactory advisory
meetings each year to conduct an in-depth    Board considered all of the information      services in accordance with the terms of
review of the performance, fees and          provided to them and did not identify any    the Fund's investment advisory agreement.
expenses of their assigned funds. During     particular factor that was controlling.      In addition, based on their ongoing
the contract                                 Each Trustee may have evaluated the          meetings throughout the year with the
                                             information provided differently             Fund's portfolio manager or managers,

                                                                                                                           continued

AIM V.I. SMALL CAP EQUITY FUND

the Board concluded that these individuals   review did not change their conclusions.     from the breakpoints. Based on this
are competent and able to continue to                                                     information, the Board concluded that the
carry out their responsibilities under the      C. Advisory Fees and Fee Waivers          Fund's advisory fees would appropriately
Fund's investment advisory agreement.        The Board compared the Fund's contractual    reflect economies of scale at higher asset
   In determining whether to continue the    advisory fee rate to the contractual         levels. The Board also noted that the Fund
Fund's investment advisory agreement, the    advisory fee rates of funds in the Fund's    shares directly in economies of scale
Board considered the prior relationship      expense group that are not managed by        through lower fees charged by third party
between Invesco Aim and the Fund, as well    Invesco Aim, at a common asset level and     service providers based on the combined
as the Board's knowledge of Invesco Aim's    as of the end of the past calendar year.     size of all of the AIM Funds and
operations, and concluded that it was        The Board noted that the Fund's              affiliates.
beneficial to maintain the current           contractual advisory fee rate was below
relationship, in part, because of such       the median contractual advisory fee rate        E. Profitability and Financial
knowledge. The Board also considered the     of funds in its expense group. The Board           Resources of Invesco Aim
steps that Invesco Aim and its affiliates    also reviewed the methodology used by        The Board reviewed information from
have taken over the last several years to    Lipper in determining contractual fee        Invesco Aim concerning the costs of the
improve the quality and efficiency of the    rates.                                       advisory and other services that Invesco
services they provide to the AIM Funds in       The Board also compared the Fund's        Aim and its affiliates provide to the Fund
the areas of investment performance,         effective fee rate (the advisory fee after   and the profitability of Invesco Aim and
product line diversification,                any advisory fee waivers and before any      its affiliates in providing these
distribution, fund operations, shareholder   expense limitations/waivers) to the          services. The Board also reviewed
services and compliance. The Board           advisory fee rates of other clients of       information concerning the financial
concluded that the quality and efficiency    Invesco Aim and its affiliates with          condition of Invesco Aim and its
of the services Invesco Aim and its          investment strategies comparable to those    affiliates. The Board also reviewed with
affiliates provide to the AIM Funds in       of the Fund, including two mutual funds      Invesco Aim the methodology used to
each of these areas have generally           advised by Invesco Aim. The Board noted      prepare the profitability information. The
improved, and support the Board's approval   that the Fund's rate was above the rates     Board considered the overall profitability
of the continuance of the Fund's             for the two mutual funds.                    of Invesco Aim, as well as the
investment advisory agreement.                  The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
                                             contractually agreed to waive fees and/or    with managing the Fund. The Board noted
   B. Fund Performance                       limit expenses of the Fund through at        that Invesco Aim continues to operate at a
The Board compared the Fund's performance    least April 30, 2010 in an amount            net profit, although increased expenses in
during the past one and three calendar       necessary to limit total annual operating    recent years have reduced the
years to the performance of funds in the     expenses to a specified percentage of        profitability of Invesco Aim and its
Fund's performance group that are not        average daily net assets for each class of   affiliates. The Board concluded that the
managed by Invesco Aim, and against the      the Fund. The Board considered the           Fund's fees were fair and reasonable, and
performance of all funds in the Lipper       contractual nature of this fee waiver and    that the level of profits realized by
Variable Annuity Underlying Funds -          noted that it remains in effect until at     Invesco Aim and its affiliates from
Small-Cap Core Index. The Board also         least April 30, 2010. The Board also         providing services to the Fund was not
reviewed the criteria used by Invesco Aim    considered the effect this expense           excessive in light of the nature, quality
to identify the funds in the Fund's          limitation would have on the Fund's          and extent of the services provided. The
performance group for inclusion in the       estimated total expenses.                    Board considered whether Invesco Aim is
Lipper reports. The Board noted that the        After taking account of the Fund's        financially sound and has the resources
Fund's performance was in the first          contractual advisory fee rate, as well as    necessary to perform its obligations under
quintile of its performance group for the    the comparative advisory fee information     the Fund's investment advisory agreement,
one year period and the second quintile      and the expense limitation discussed         and concluded that Invesco Aim has the
for the three year period (the first         above, the Board concluded that the Fund's   financial resources necessary to fulfill
quintile being the best performing funds     advisory fees were fair and reasonable.      these obligations.
and the fifth quintile being the worst
performing funds). The Board noted that         D. Economies of Scale and Breakpoints        F. Independent Written Evaluation of
the Fund's performance was above the         The Board considered the extent to which           the Fund's Senior Officer
performance of the Index for the one and     there are economies of scale in Invesco      The Board noted that, at their direction,
three year periods. The Board also           Aim's provision of advisory services to      the Senior Officer of the Fund, who is
considered the steps Invesco Aim has taken   the Fund. The Board also considered          independent of Invesco Aim and Invesco
over the last several years to improve the   whether the Fund benefits from such          Aim's affiliates, had prepared an
quality and efficiency of the services       economies of scale through contractual       independent written evaluation to assist
that Invesco Aim provides to the AIM         breakpoints in the Fund's advisory fee       the Board in determining the
Funds. The Board concluded that Invesco      schedule or through advisory fee waivers     reasonableness of the proposed management
Aim continues to be responsive to the        or expense limitations. The Board noted      fees of the AIM Funds, including the Fund.
Board's focus on fund performance.           that the Fund's contractual advisory fee     The Board noted that they had relied upon
Although the independent written             schedule includes seven breakpoints but      the Senior Officer's written evaluation
evaluation of the Fund's Senior Officer      that, due to the Fund's asset level at the   instead of a competitive bidding process.
only considered Fund performance through     end of the past calendar year and the way    In determining whether to continue the
the most recent calendar year, the Board     in which the breakpoints have been           Fund's investment advisory agreement, the
also reviewed more recent Fund performance   structured, the Fund has yet to benefit      Board considered the Senior Officer's
and this                                                                                  written evaluation.

                                                                                                                           continued

AIM V.I. SMALL CAP EQUITY FUND

   G. Collateral Benefits to Invesco Aim     to 100% of the net advisory fees Invesco        C. Sub-Advisory Fees
      and its Affiliates                     Aim receives from the affiliated money       The Board considered the services to be
The Board considered various other           market funds with respect to the Fund's      provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     investment of uninvested cash, but not       pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      cash collateral. The Board considered the    and the services to be provided by Invesco
relationship with the Fund, including the    contractual nature of this fee waiver and    Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         noted that it remains in effect until at     advisory agreement, as well as the
affiliates for their provision of            least April 30, 2010. The Board concluded    allocation of fees between Invesco Aim and
administrative, transfer agency and          that the Fund's investment of uninvested     the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       cash and cash collateral from any            the sub-advisory agreements. The Board
Board considered the performance of          securities lending arrangements in the       noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            affiliated money market funds is in the      direct effect on the Fund or its
providing these services and the             best interests of the Fund and its           shareholders, as they are paid by Invesco
organizational structure employed by         shareholders.                                Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide                                                 that Invesco Aim and the Affiliated
these services. The Board also considered    II. Sub-Advisory Agreements                  Sub-Advisers are affiliates. After taking
that these services are provided to the         A. Nature, Extent and Quality of          account of the Fund's contractual
Fund pursuant to written contracts which           Services Provided by Affiliated        sub-advisory fee rate, as well as other
are reviewed and approved on an annual             Sub-Advisers                           relevant factors, the Board concluded that
basis by the Board. The Board concluded      The Board reviewed the services to be        the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     provided by Invesco Trimark Ltd., Invesco    reasonable.
providing these services in a satisfactory   Asset Management Deutschland, GmbH,
manner and in accordance with the terms of   Invesco Asset Management Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Asset Management (Japan) Limited, Invesco          Affiliated Sub-Advisers
continue to provide these services to the    Australia Limited, Invesco Global Asset      The Board considered whether each
Fund.                                        Management (N.A.), Inc., Invesco Hong Kong   Affiliated Sub-Adviser is financially
   The Board considered the benefits         Limited, Invesco Institutional (N.A.),       sound and has the resources necessary to
realized by Invesco Aim as a result of       Inc. and Invesco Senior Secured              perform its obligations under its
portfolio brokerage transactions executed    Management, Inc. (collectively, the          respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    "Affiliated Sub-Advisers") under the         concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      sub-advisory agreements and the              has the financial resources necessary to
commissions paid by the Fund and/or other    credentials and experience of the officers   fulfill these obligations.
funds advised by Invesco Aim are used to     and employees of the Affiliated
pay for research and execution services.     Sub-Advisers who will provide these
The Board noted that soft dollar             services. The Board concluded that the
arrangements shift the payment obligation    nature, extent and quality of the services
for the research and execution services      to be provided by the Affiliated
from Invesco Aim to the funds and            Sub-Advisers were appropriate. The Board
therefore may reduce Invesco Aim's           noted that the Affiliated Sub-Advisers,
expenses. The Board also noted that          which have offices and personnel that are
research obtained through soft dollar        geographically dispersed in financial
arrangements may be used by Invesco Aim in   centers around the world, have been formed
making investment decisions for the Fund     in part for the purpose of researching and
and may therefore benefit Fund               compiling information and making
shareholders. The Board concluded that       recommendations on the markets and
Invesco Aim's soft dollar arrangements       economies of various countries and
were appropriate. The Board also concluded   securities of companies located in such
that, based on their review and              countries or on various types of
representations made by Invesco Aim, these   investments and investment techniques, and
arrangements were consistent with            providing investment advisory services.
regulatory requirements.                     The Board concluded that the sub-advisory
   The Board considered the fact that the    agreements will benefit the Fund and its
Fund's uninvested cash and cash collateral   shareholders by permitting Invesco Aim to
from any securities lending arrangements     utilize the additional resources and
may be invested in money market funds        talent of the Affiliated Sub-Advisers in
advised by Invesco Aim pursuant to           managing the Fund.
procedures approved by the Board. The
Board noted that Invesco Aim will receive       B. Fund Performance
advisory fees from these affiliated money    The Board did not view Fund performance as
market funds attributable to such            a relevant factor in considering whether
investments, although Invesco Aim has        to approve the sub-advisory agreements for
contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
least April 30, 2010, the advisory fees      currently manages any portion of the
payable by the Fund in an amount equal       Fund's assets.

AIM V.I. SMALL CAP EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Small Cap Equity Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D................................................   475,170,544          19,454,668
         Raymond Stickel, Jr.............................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a share
         class without a shareholder vote........................   438,131,484        35,586,925         20,906,803
(3)      Approve a new sub-advisory agreement between Invesco Aim
         Advisors, Inc. and each of AIM Funds Management, Inc.;
         Invesco Asset Management Deutschland, GmbH; Invesco
         Asset Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited; Invesco
         Global Asset Management (N.A.), Inc.; Invesco Hong Kong
         Limited; Invesco Institutional (N.A.), Inc.; and Invesco
         Senior Secured Management, Inc..........................     9,094,939           470,850            438,017



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. SMALL CAP EQUITY FUND

[INVESCO AIM LOGO]             AIM V.I. TECHNOLOGY FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                 -12.19%
Series II Shares                                                                -12.31
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
S&P North American Technology Sector Index(TRIANGLE) (Style-Specific Index)     -12.16
Lipper VUF Science & Technology Funds Category Average(TRIANGLE) (Peer Group)   -14.13

(TRIANGLE)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX is a modified capitalization-weighted index composed of companies involved in the technology industry.
   The LIPPER VUF SCIENCE & TECHNOLOGY FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper Science
& Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 CURRENT PERFORMANCE MAY BE LOWER OR          SALES CHARGES, EXPENSES AND FEES ASSESSED
As of 6/30/08                                HIGHER. PLEASE CONTACT YOUR VARIABLE         IN CONNECTION WITH A VARIABLE PRODUCT.
                                             PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      SALES CHARGES, EXPENSES AND FEES, WHICH
SERIES I SHARES                              THE MOST RECENT MONTH-END VARIABLE PRODUCT   ARE DETERMINED BY THE VARIABLE PRODUCT
Inception (5/20/97)                   2.65%  PERFORMANCE. PERFORMANCE FIGURES REFLECT     ISSUERS, WILL VARY AND WILL LOWER THE
10 Years                             -0.23   FUND EXPENSES, REINVESTED DISTRIBUTIONS      TOTAL RETURN.
 5 Years                              6.36   AND CHANGES IN NET ASSET VALUE. INVESTMENT      THE MOST RECENT MONTH-END PERFORMANCE
 1 Year                             -11.42   RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     PRODUCT CHARGES, IS AVAILABLE ON THE
SERIES II SHARES                             YOU SELL SHARES.                             INVESCO AIM AUTOMATED INFORMATION LINE,
10 Years                             -0.49%     THE TOTAL ANNUAL FUND OPERATING EXPENSE   866 702 4402. AS MENTIONED ABOVE, FOR THE
 5 Years                              6.08   RATIO SET FORTH IN THE MOST RECENT FUND      MOST RECENT MONTH-END PERFORMANCE
 1 Year                             -11.66   PROSPECTUS AS OF THE DATE OF THIS REPORT     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
==========================================   FOR SERIES I AND SERIES II SHARES WAS        CONTACT YOUR VARIABLE PRODUCT ISSUER OR
                                             1.11% AND 1.36%, RESPECTIVELY. THE EXPENSE   FINANCIAL ADVISOR.
SERIES II SHARES' INCEPTION DATE IS APRIL    RATIOS PRESENTED ABOVE MAY VARY FROM THE
30, 2004. RETURNS SINCE THAT DATE ARE        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
HISTORICAL. ALL OTHER RETURNS ARE THE        OF THIS REPORT THAT ARE BASED ON EXPENSES
BLENDED RETURNS OF THE HISTORICAL            INCURRED DURING THE PERIOD COVERED BY THIS
PERFORMANCE OF SERIES II SHARES SINCE        REPORT.
THEIR INCEPTION AND THE RESTATED                AIM V.I. TECHNOLOGY FUND, A SERIES
HISTORICAL PERFORMANCE OF SERIES I SHARES    PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    IS CURRENTLY OFFERED THROUGH INSURANCE
II SHARES) ADJUSTED TO REFLECT THE RULE      COMPANIES ISSUING VARIABLE PRODUCTS. YOU
12B-1 FEES APPLICABLE TO SERIES II SHARES.   CANNOT PURCHASE SHARES OF THE FUND
THE INCEPTION DATE OF SERIES I SHARES IS     DIRECTLY. PERFORMANCE FIGURES GIVEN
MAY 20, 1997. THE PERFORMANCE OF THE         REPRESENT THE FUND AND ARE NOT INTENDED TO
FUND'S SERIES I AND SERIES II SHARE          REFLECT ACTUAL VARIABLE PRODUCT VALUES.
CLASSES WILL DIFFER PRIMARILY DUE TO         THEY DO NOT REFLECT
DIFFERENT CLASS EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS;

AIM V.I. TECHNOLOGY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2008



------------------------------------------------------------------------
Information Technology                                              84.2%
------------------------------------------------------------------------
Telecommunication Services                                           3.1
------------------------------------------------------------------------
Consumer Discretionary                                               1.8
------------------------------------------------------------------------
Financials                                                           1.1
------------------------------------------------------------------------
Money Market Funds, US Treasury Bills Plus Other Assets Less
  Liabilities                                                        9.8
________________________________________________________________________
========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-90.21%

ADVERTISING-0.75%

Focus Media Holding Ltd.-ADR (China)(b)(c)                34,394    $    953,402
================================================================================


APPLICATION SOFTWARE-8.31%

Adobe Systems Inc.(c)                                    110,111       4,337,272
--------------------------------------------------------------------------------
Amdocs Ltd.(c)                                            83,261       2,449,539
--------------------------------------------------------------------------------
ANSYS, Inc.(b)(c)                                         31,509       1,484,704
--------------------------------------------------------------------------------
Autodesk, Inc.(b)(c)                                      38,320       1,295,599
--------------------------------------------------------------------------------
Nuance Communications, Inc.(b)(c)                         63,396         993,415
================================================================================
                                                                      10,560,529
================================================================================


COMMUNICATIONS EQUIPMENT-16.28%

Brocade Communications Systems, Inc.(c)                   93,241         768,306
--------------------------------------------------------------------------------
Cisco Systems, Inc.(b)(c)                                197,161       4,585,965
--------------------------------------------------------------------------------
CommScope, Inc.(b)(c)                                     31,050       1,638,508
--------------------------------------------------------------------------------
Corning Inc.                                             111,857       2,578,304
--------------------------------------------------------------------------------
Foundry Networks, Inc.(b)(c)                             127,522       1,507,310
--------------------------------------------------------------------------------
Harris Corp.                                              12,701         641,273
--------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(c)                         53,062       1,569,043
--------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                  121,996       2,988,902
--------------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(b)(c)                       2,727          22,416
--------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                       66,766       1,626,420
--------------------------------------------------------------------------------
QUALCOMM Inc.                                             31,421       1,394,150
--------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)(c)                    11,784       1,377,550
================================================================================
                                                                      20,698,147
================================================================================


COMPUTER HARDWARE-8.42%

Apple Inc.(c)                                             27,818       4,657,846
--------------------------------------------------------------------------------
Dell Inc.(b)(c)                                           37,146         812,754
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      102,380       4,526,220
--------------------------------------------------------------------------------
Teradata Corp.(c)                                         30,505         705,886
================================================================================
                                                                      10,702,706
================================================================================


COMPUTER STORAGE & PERIPHERALS-3.41%

EMC Corp.(b)(c)                                          159,411       2,341,747
--------------------------------------------------------------------------------
NetApp, Inc.(b)(c)                                        60,985       1,320,935
--------------------------------------------------------------------------------
Seagate Technology                                        34,867         667,006
================================================================================
                                                                       4,329,688
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.89%

Alliance Data Systems Corp.(b)(c)                         20,017       1,131,961
================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-1.63%

Amphenol Corp.-Class A(b)                                 30,433       1,365,833
--------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(c)                        17,575         708,273
================================================================================
                                                                       2,074,106
================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.06%

Hon Hai Precision Industry Co., Ltd. (Taiwan)(c)         273,249       1,345,544
================================================================================


HOME ENTERTAINMENT SOFTWARE-5.60%

Activision Blizzard, Inc.(c)                             126,163       4,298,373
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)(d)                              5,000       2,814,409
================================================================================
                                                                       7,112,782
================================================================================


INTERNET RETAIL-0.99%

Amazon.com, Inc.(b)(c)                                    17,187       1,260,323
================================================================================


INTERNET SOFTWARE & SERVICES-8.47%

Akamai Technologies, Inc.(b)(c)                           18,189         632,795
--------------------------------------------------------------------------------
DivX, Inc.(c)                                             55,779         409,418
--------------------------------------------------------------------------------
eBay Inc.(b)(c)                                           75,573       2,065,410
--------------------------------------------------------------------------------
Google Inc.-Class A(c)                                     8,159       4,295,061
--------------------------------------------------------------------------------
Omniture, Inc.(b)(c)                                      41,913         778,324
--------------------------------------------------------------------------------
ValueClick, Inc.(b)(c)                                   104,747       1,586,917
--------------------------------------------------------------------------------
Yahoo! Inc.(b)(c)                                         48,213         996,081
================================================================================
                                                                      10,764,006
================================================================================


IT CONSULTING & OTHER SERVICES-1.76%

Cognizant Technology Solutions Corp.-Class A(b)(c)        68,829       2,237,631
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.13%

BlueStream Ventures L.P. (Acquired 08/03/00-
  06/13/08; Cost $3,149,655)(c)(e)(f)(g)                      --    $  1,433,903
================================================================================


SEMICONDUCTOR EQUIPMENT-4.96%

Applied Materials, Inc.                                   85,220       1,626,850
--------------------------------------------------------------------------------
ASML Holding N.V.-New York Shares (Netherlands)           27,900         680,760
--------------------------------------------------------------------------------
FormFactor Inc.(b)(c)                                     66,695       1,229,189
--------------------------------------------------------------------------------
KLA-Tencor Corp.(b)                                       16,284         662,921
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)(c)                     20,552       1,264,770
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(b)(c)                                              24,033         836,829
================================================================================
                                                                       6,301,319
================================================================================


SEMICONDUCTORS-13.14%

Broadcom Corp.-Class A(b)(c)                              99,482       2,714,864
--------------------------------------------------------------------------------
Intel Corp.                                              125,426       2,694,151
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)(c)                      112,226       1,981,911
--------------------------------------------------------------------------------
National Semiconductor Corp.(b)                           69,234       1,422,066
--------------------------------------------------------------------------------
NVIDIA Corp.(c)                                          134,795       2,523,363
--------------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                             237,367       2,176,655
--------------------------------------------------------------------------------
Supertex, Inc.(b)(c)                                      25,091         585,624
--------------------------------------------------------------------------------
Texas Instruments Inc.                                    92,314       2,599,562
================================================================================
                                                                      16,698,196
================================================================================


SYSTEMS SOFTWARE-10.29%

Check Point Software Technologies Ltd. (Israel)(c)        82,672       1,956,846
--------------------------------------------------------------------------------
McAfee Inc.(c)                                           103,831       3,533,369
--------------------------------------------------------------------------------
Microsoft Corp.                                          153,928       4,234,559
--------------------------------------------------------------------------------
Oracle Corp.(b)(c)                                        95,987       2,015,727
--------------------------------------------------------------------------------
Red Hat, Inc.(b)(c)                                       64,911       1,343,009
================================================================================
                                                                      13,083,510
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-3.12%

America Movil SAB de C.V.-Series L-ADR (Mexico)           24,475       1,291,056
--------------------------------------------------------------------------------
American Tower Corp.-Class A(b)(c)                        63,441       2,680,383
================================================================================
                                                                       3,971,439
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $111,024,078)                                           114,659,192
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. TREASURY SECURITIES-0.16%

U.S. TREASURY BILLS-0.16%

1.26%, 09/11/08(h)(i)                                $   110,000         109,635
--------------------------------------------------------------------------------
1.48%, 09/18/08(h)(i)                                     85,000          84,668
================================================================================
     Total U.S. Treasury Securities (Cost
       $194,447)                                                         194,303
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-9.42%

Liquid Assets Portfolio-Institutional Class(j)         5,987,650       5,987,650
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)               5,987,650       5,987,650
================================================================================
     Total Money Market Funds (Cost $11,975,300)                      11,975,300
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.79% (Cost $123,193,825)                                   126,828,795
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-26.83%

Liquid Assets Portfolio-Institutional Class (Cost
  $34,105,600)(j)(k)                                  34,105,600      34,105,600
================================================================================
TOTAL INVESTMENTS-126.62% (Cost $157,299,425)                        160,934,395
================================================================================
OTHER ASSETS LESS LIABILITIES-(26.62)%                               (33,830,961)
================================================================================
NET ASSETS-100.00%                                                  $127,103,434
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2008.
(c)   Non-income producing security.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at June 30, 2008 represented 2.21% of the Fund's Net Assets. See Note 1A.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2008 represented 1.13% of the Fund's Net Assets. See Note 1A.
(f) The Fund has a remaining commitment of $33,750 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2008 represented 1.13% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2008 was $194,303, which represented 0.15% of the Fund's Net Assets. See Note 1A.
(i) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.
(k) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $111,218,525)*                          $ 114,853,495
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $46,080,900)                   46,080,900
=======================================================
     Total investments (Cost
       $157,299,425)                        160,934,395
=======================================================
Foreign currencies, at value (Cost
  $608,316)                                     616,756
-------------------------------------------------------
Receivables for:
  Investments sold                              540,302
-------------------------------------------------------
  Fund shares sold                              155,915
-------------------------------------------------------
  Dividends                                      50,796
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              40,862
-------------------------------------------------------
Other assets                                      4,396
=======================================================
     Total assets                           162,343,422
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                         603,838
-------------------------------------------------------
  Fund shares reacquired                        338,505
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  34,105,600
-------------------------------------------------------
  Accrued fees to affiliates                     88,391
-------------------------------------------------------
  Accrued other operating expenses               49,952
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                               53,702
=======================================================
     Total liabilities                       35,239,988
=======================================================
Net assets applicable to shares
  outstanding                             $ 127,103,434
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 564,549,425
-------------------------------------------------------
Undistributed net investment income
  (loss)                                       (218,202)
-------------------------------------------------------
Undistributed net realized gain (loss)     (440,868,252)
-------------------------------------------------------
Unrealized appreciation                       3,640,463
=======================================================
                                          $ 127,103,434
_______________________________________________________
=======================================================



NET ASSETS:

Series I                                  $ 127,011,400
_______________________________________________________
=======================================================
Series II                                 $      92,034
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                      9,578,834
_______________________________________________________
=======================================================
Series II                                         7,022
_______________________________________________________
=======================================================
Series I:
  Net asset value per share               $       13.26
_______________________________________________________
=======================================================
Series II:
  Net asset value per share               $       13.11
_______________________________________________________
=======================================================



* At June 30, 2008, securities with an aggregate value of $32,926,650 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $19,106)                       $    301,020
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $44,213)                           288,720
======================================================
     Total investment income                   589,740
======================================================


EXPENSES:

Advisory fees                                  496,540
------------------------------------------------------
Administrative services fees                   187,703
------------------------------------------------------
Custodian fees                                  10,085
------------------------------------------------------
Distribution fees -- Series II                     120
------------------------------------------------------
Transfer agent fees                             16,137
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                       9,950
------------------------------------------------------
Other                                           52,549
======================================================
     Total expenses                            773,084
======================================================
Less: Fees waived and expense offset
  arrangement(s)                                (9,421)
======================================================
     Net expenses                              763,663
======================================================
Net investment income (loss)                  (173,923)
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(62,661))        1,812,736
------------------------------------------------------
  Foreign currencies                             4,446
------------------------------------------------------
  Futures contracts                            303,041
======================================================
                                             2,120,223
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                    (21,460,727)
------------------------------------------------------
  Foreign currencies                             5,233
======================================================
                                           (21,455,494)
======================================================
Net realized and unrealized gain (loss)    (19,335,271)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(19,509,194)
______________________________________________________
======================================================






See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                         JUNE 30,         DECEMBER 31,
                                                           2008               2007
---------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                         $   (173,923)      $   (638,699)
---------------------------------------------------------------------------------------
  Net realized gain                                       2,120,223         13,189,887
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation
     (depreciation)                                     (21,455,494)          (112,456)
=======================================================================================
     Net increase (decrease) in net assets
       resulting from operations                        (19,509,194)        12,438,732
=======================================================================================
Share transactions-net:
  Series I                                              (12,234,641)       (27,010,839)
---------------------------------------------------------------------------------------
  Series II                                                 (21,230)           (14,017)
=======================================================================================
     Net increase (decrease) in net assets
       resulting from share transactions                (12,255,871)       (27,024,856)
=======================================================================================
     Net increase (decrease) in net assets              (31,765,065)       (14,586,124)
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

  Beginning of period                                   158,868,499        173,454,623
---------------------------------------------------------------------------------------
  End of period (including undistributed net
     investment income (loss) of $(218,202) and
     $(44,279), respectively)                          $127,103,434       $158,868,499
_______________________________________________________________________________________
=======================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is capital growth.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


AIM V.I. TECHNOLOGY FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and

AIM V.I. TECHNOLOGY FUND

      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $9,267.


AIM V.I. TECHNOLOGY FUND

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $162,840 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1--Quoted prices in an active market for identical assets.

  Level 2--Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3--Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                        INVESTMENTS IN
INPUT LEVEL               SECURITIES
--------------------------------------
Level 1                  $156,491,780
--------------------------------------
Level 2                     3,008,712
--------------------------------------
Level 3                     1,433,903
======================================
                         $160,934,395
______________________________________
======================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2008, the Fund engaged in securities sales of $497,969, which resulted in net realized gains (losses) of $(62,661), and securities purchases of $250,476.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $154.


AIM V.I. TECHNOLOGY FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,688 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as to utilizing $442,360,803 of capital loss carryforward in the fiscal year ended December 31, 2008.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD*
-------------------------------------------------------------------------------
December 31, 2008                                                 $256,455,919
-------------------------------------------------------------------------------
December 31, 2009                                                  153,547,080
-------------------------------------------------------------------------------
December 31, 2010                                                   33,793,499
===============================================================================
Total capital loss carryforward                                   $443,796,498
_______________________________________________________________________________
===============================================================================
* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $51,577,751 and $59,935,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 16,834,055
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (12,074,335)
===============================================================================
Net unrealized appreciation of investment securities              $  4,759,720
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $156,174,675.




AIM V.I. TECHNOLOGY FUND

NOTE 10--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,155,559     $ 15,643,001      2,069,689     $ 31,052,670
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          86            1,129          1,031           14,874
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Series I                                                   (2,087,891)     (27,877,642)    (3,920,382)     (58,063,509)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (1,744)         (22,359)        (1,948)         (28,891)
========================================================================================================================
                                                               (933,990)    $(12,255,871)    (1,851,610)    $(27,024,856)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                          YEAR ENDED DECEMBER 31,
                                                  JUNE 30,      ------------------------------------------------------------
                                                    2008          2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  15.10      $  14.02     $  12.69     $  12.42     $  11.87     $   8.17
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.02)        (0.06)       (0.08)       (0.07)       (0.04)(a)    (0.08)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.82)         1.14         1.41         0.34         0.59         3.78
============================================================================================================================
     Total from investment operations                (1.84)         1.08         1.33         0.27         0.55         3.70
============================================================================================================================
Net asset value, end of period                    $  13.26      $  15.10     $  14.02     $  12.69     $  12.42     $  11.87
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                     (12.19)%        7.70%       10.48%        2.17%        4.63%       45.29%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $127,011      $158,739     $173,321     $190,700     $200,556     $171,546
____________________________________________________________________________________________________________________________
============================================================================================================================
  With fee waivers and/or expense
     reimbursements                                   1.15%(c)      1.10%        1.12%        1.12%        1.15%        1.10%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.16%(c)      1.10%        1.12%        1.12%        1.15%        1.10%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.26)%(c)    (0.38)%      (0.54)%      (0.60)%      (0.39)%(a)   (0.85)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                              43%           59%         116%         114%         137%          89%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.82)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $133,041,571.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. TECHNOLOGY FUND

                                                                               SERIES II
                                                  -------------------------------------------------------------------
                                                  SIX MONTHS                                         APRIL 30, 2004
                                                     ENDED          YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,      ----------------------------       TO DECEMBER 31,
                                                     2008         2007       2006       2005              2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 14.95      $13.91     $12.62     $12.39            $11.09
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.04)      (0.10)     (0.12)     (0.11)            (0.05)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.80)       1.14       1.41       0.34              1.35
=====================================================================================================================
       Total from investment operations               (1.84)       1.04       1.29       0.23              1.30
=====================================================================================================================
Net asset value, end of period                      $ 13.11      $14.95     $13.91     $12.62            $12.39
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                      (12.31)%      7.48%     10.22%      1.86%            11.72%
_____________________________________________________________________________________________________________________
=====================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $    92      $  130     $  134     $  142            $  166
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and/or expense
       reimbursements                                  1.40%(c)    1.35%      1.37%      1.37%             1.40%(d)
---------------------------------------------------------------------------------------------------------------------
     Without fee waivers and/or expense
       reimbursements                                  1.41%(c)    1.35%      1.37%      1.37%             1.40%(d)
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.51)%(c)  (0.63)%    (0.79)%    (0.85)%           (0.64)%(a)(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                               43%         59%       116%       114%              137%
_____________________________________________________________________________________________________________________
=====================================================================================================================




(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (1.07)%, respectively.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $96,521.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.


AIM V.I. TECHNOLOGY FUND

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. TECHNOLOGY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $878.10        $5.37       $1,019.14       $5.77        1.15%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        876.90         6.53        1,017.90        7.02        1.40
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. TECHNOLOGY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     renewal process, the Trustees receive        from one another and attributed different
Variable Insurance Funds is required under   comparative performance and fee data         weight to the various factors. The
the Investment Company Act of 1940 to        regarding the AIM Funds prepared by an       Trustees recognized that the advisory
approve annually the renewal of the AIM      independent company, Lipper, Inc.            arrangements and resulting advisory fees
V.I. Technology Fund (the Fund) investment   (Lipper), under the direction and            for the Fund and the other AIM Funds are
advisory agreement with Invesco Aim          supervision of the independent Senior        the result of years of review and
Advisors, Inc. (Invesco Aim). During         Officer who also prepares a separate         negotiation between the Trustees and
contract renewal meetings held on June       analysis of this information for the         Invesco Aim, that the Trustees may focus
18-19, 2008, the Board as a whole and the    Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
disinterested or "independent" Trustees,     recommendations to the Investments           these arrangements in some years than in
voting separately, approved the              Committee regarding the performance, fees    others, and that the Trustees'
continuance of the Fund's investment         and expenses of their assigned funds. The    deliberations and conclusions in a
advisory agreement for another year,         Investments Committee considers each         particular year may be based in part on
effective July 1, 2008. In doing so, the     Sub-Committee's recommendations and makes    their deliberations and conclusions of
Board determined that the Fund's             its own recommendations regarding the        these same arrangements throughout the
investment advisory agreement is in the      performance, fees and expenses of the AIM    year and in prior years.
best interests of the Fund and its           Funds to the full Board. The Investments
shareholders and that the compensation to    Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
Invesco Aim under the Fund's investment      Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
advisory agreement is fair and reasonable.   its annual recommendation to the Board       The discussion below serves as a summary
   The independent Trustees met separately   whether to approve the continuance of each   of the Senior Officer's independent
during their evaluation of the Fund's        AIM Fund's investment advisory agreement     written evaluation with respect to the
investment advisory agreement with           and sub-advisory agreements for another      Fund's investment advisory agreement as
independent legal counsel from whom they     year.                                        well as a discussion of the material
received independent legal advice, and the      The independent Trustees are assisted     factors and related conclusions that
independent Trustees also received           in their annual evaluation of the Fund's     formed the basis for the Board's approval
assistance during their deliberations from   investment advisory agreement by the         of the Fund's investment advisory
the independent Senior Officer, a            independent Senior Officer. One              agreement and sub-advisory agreements.
full-time officer of the AIM Funds who       responsibility of the Senior Officer is to   Unless otherwise stated, information set
reports directly to the independent          manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
Trustees.                                    proposed management fees are negotiated      does not reflect any changes that may have
                                             during the annual contract renewal process   occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          to ensure that they are negotiated in a      not limited to changes to the Fund's
The Board's Investments Committee has        manner that is at arms' length and           performance, advisory fees, expense
established three Sub-Committees that are    reasonable. Accordingly, the Senior          limitations and/or fee waivers.
responsible for overseeing the management    Officer must either supervise a
of a number of the series portfolios of      competitive bidding process or prepare an    I. Investment Advisory Agreement
the AIM Funds. This Sub-Committee            independent written evaluation. The Senior      A. Nature, Extent and Quality of
structure permits the Trustees to focus on   Officer has recommended that an                    Services Provided by Invesco Aim
the performance of the AIM Funds that have   independent written evaluation be provided   The Board reviewed the advisory services
been assigned to them. The Sub-Committees    and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
meet throughout the year to review the       prepared an independent written              the Fund's investment advisory agreement,
performance of their assigned funds, and     evaluation.                                  the performance of Invesco Aim in
the Sub-Committees review monthly and           During the annual contract renewal        providing these services, and the
quarterly comparative performance            process, the Board considered the factors    credentials and experience of the officers
information and periodic asset flow data     discussed below under the heading "Factors   and employees of Invesco Aim who provide
for their assigned funds. These materials    and Conclusions and Summary of Independent   these services. The Board's review of the
are prepared under the direction and         Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
supervision of the independent Senior        fairness and reasonableness of the Fund's    these services included the Board's
Officer. Over the course of each year, the   investment advisory agreement and            consideration of Invesco Aim's portfolio
Sub-Committees meet with portfolio           sub-advisory agreements at the contract      and product review process, various back
managers for their assigned funds and        renewal meetings and at their meetings       office support functions provided by
other members of management and review       throughout the year as part of their         Invesco Aim, and Invesco Aim's equity and
with these individuals the performance,      ongoing oversight of the Fund. The Fund's    fixed income trading operations. The Board
investment objective(s), policies,           investment advisory agreement and            concluded that the nature, extent and
strategies and limitations of these funds.   sub-advisory agreements were considered      quality of the advisory services provided
   In addition to their meetings             separately, although the Board also          to the Fund by Invesco Aim were
throughout the year, the Sub-Committees      considered the common interests of all of    appropriate and that Invesco Aim currently
meet at designated contract renewal          the AIM Funds in their deliberations. The    is providing satisfactory advisory
meetings each year to conduct an in-depth    Board considered all of the information      services in accordance with the terms of
review of the performance, fees and          provided to them and did not identify any    the Fund's investment advisory agreement.
expenses of their assigned funds. During     particular factor that was controlling.      In addition, based on their ongoing
the contract                                 Each Trustee may have evaluated the          meetings throughout the year with the
                                             information provided differently             Fund's portfolio manager or managers,

                                                                                                                           continued

AIM V.I. TECHNOLOGY FUND

the Board concluded that these individuals   focus on fund performance. However, due to   economies of scale through contractual
are competent and able to continue to        the Fund's underperformance, the Board       breakpoints in the Fund's advisory fee
carry out their responsibilities under the   also concluded that it would be              schedule or through advisory fee waivers
Fund's investment advisory agreement.        appropriate for the Board to continue to     or expense limitations. The Board noted
   In determining whether to continue the    monitor more closely the performance of      that the Fund's contractual advisory fee
Fund's investment advisory agreement, the    the Fund. Although the independent written   schedule includes seven breakpoints but
Board considered the prior relationship      evaluation of the Fund's Senior Officer      that, due to the Fund's asset level at the
between Invesco Aim and the Fund, as well    only considered Fund performance through     end of the past calendar year and the way
as the Board's knowledge of Invesco Aim's    the most recent calendar year, the Board     in which the breakpoints have been
operations, and concluded that it was        also reviewed more recent Fund performance   structured, the Fund has yet to benefit
beneficial to maintain the current           and this review did not change their         from the breakpoints. Based on this
relationship, in part, because of such       conclusions.                                 information, the Board concluded that the
knowledge. The Board also considered the                                                  Fund's advisory fees would appropriately
steps that Invesco Aim and its affiliates       C. Advisory Fees and Fee Waivers          reflect economies of scale at higher asset
have taken over the last several years to    The Board compared the Fund's contractual    levels. The Board also noted that the Fund
improve the quality and efficiency of the    advisory fee rate to the contractual         shares directly in economies of scale
services they provide to the AIM Funds in    advisory fee rates of funds in the Fund's    through lower fees charged by third party
the areas of investment performance,         expense group that are not managed by        service providers based on the combined
product line diversification,                Invesco Aim, at a common asset level and     size of all of the AIM Funds and
distribution, fund operations, shareholder   as of the end of the past calendar year.     affiliates.
services and compliance. The Board           The Board noted that the Fund's
concluded that the quality and efficiency    contractual advisory fee rate was at the        E. Profitability and Financial
of the services Invesco Aim and its          median contractual advisory fee rate of            Resources of Invesco Aim
affiliates provide to the AIM Funds in       funds in its expense group. The Board also   The Board reviewed information from
each of these areas have generally           reviewed the methodology used by Lipper in   Invesco Aim concerning the costs of the
improved, and support the Board's approval   determining contractual fee rates.           advisory and other services that Invesco
of the continuance of the Fund's                The Board also compared the Fund's        Aim and its affiliates provide to the Fund
investment advisory agreement.               effective fee rate (the advisory fee after   and the profitability of Invesco Aim and
                                             any advisory fee waivers and before any      its affiliates in providing these
   B. Fund Performance                       expense limitations/waivers) to the          services. The Board also reviewed
The Board compared the Fund's performance    advisory fee rates of other clients of       information concerning the financial
during the past one, three and five          Invesco Aim and its affiliates with          condition of Invesco Aim and its
calendar years to the performance of funds   investment strategies comparable to those    affiliates. The Board also reviewed with
in the Fund's performance group that are     of the Fund, including one mutual fund       Invesco Aim the methodology used to
not managed by Invesco Aim, and against      advised by Invesco Aim. The Board noted      prepare the profitability information. The
the performance of all funds in the Lipper   that the Fund's rate was above the rate      Board considered the overall profitability
Variable Annuity Underlying Funds --         for the mutual fund.                         of Invesco Aim, as well as the
Science & Technology Index. The Board also      The Board noted that Invesco Aim has      profitability of Invesco Aim in connection
reviewed the criteria used by Invesco Aim    contractually agreed to waive fees and/or    with managing the Fund. The Board noted
to identify the funds in the Fund's          limit expenses of the Fund through at        that Invesco Aim continues to operate at a
performance group for inclusion in the       least April 30, 2010 in an amount            net profit, although increased expenses in
Lipper reports. The Board noted that the     necessary to limit total annual operating    recent years have reduced the
Fund's performance was in the fifth          expenses to a specified percentage of        profitability of Invesco Aim and its
quintile of its performance group for the    average daily net assets for each class of   affiliates. The Board concluded that the
one, three and five year periods (the        the Fund. The Board considered the           Fund's fees were fair and reasonable, and
first quintile being the best performing     contractual nature of this fee waiver and    that the level of profits realized by
funds and the fifth quintile being the       noted that it remains in effect until at     Invesco Aim and its affiliates from
worst performing funds). The Board noted     least April 30, 2010. The Board also         providing services to the Fund was not
that the Fund's performance was below the    considered the effect this expense           excessive in light of the nature, quality
performance of the Index for the one,        limitation would have on the Fund's          and extent of the services provided. The
three and five year periods. The Board       estimated total expenses.                    Board considered whether Invesco Aim is
noted that Invesco Aim made changes to the      After taking account of the Fund's        financially sound and has the resources
Fund's portfolio management team in 2006,    contractual advisory fee rate, as well as    necessary to perform its obligations under
2007 and 2008, which need more time to be    the comparative advisory fee information     the Fund's investment advisory agreement,
evaluated before a conclusion can be         and the expense limitation discussed         and concluded that Invesco Aim has the
reached that the changes have adequately     above, the Board concluded that the Fund's   financial resources necessary to fulfill
addressed the Fund's underperformance. The   advisory fees were fair and reasonable.      these obligations.
Board also considered the steps Invesco
Aim has taken over the last several years       D. Economies of Scale and Breakpoints        F. Independent Written Evaluation of
to improve the quality and efficiency of     The Board considered the extent to which           the Fund's Senior Officer
the services that Invesco Aim provides to    there are economies of scale in Invesco      The Board noted that, at their direction,
the AIM Funds. The Board concluded that      Aim's provision of advisory services to      the Senior Officer of the Fund, who is
Invesco Aim continues to be responsive to    the Fund. The Board also considered          independent of Invesco Aim and Invesco
the Board's                                  whether the Fund benefits from such          Aim's affiliates, had prepared an
                                                                                          independent written evaluation to assist
                                                                                          the

                                                                                                                           continued

AIM V.I. TECHNOLOGY FUND

Board in determining the reasonableness of   ments may be invested in money market        and talent of the Affiliated Sub-Advisers
the proposed management fees of the AIM      funds advised by Invesco Aim pursuant to     in managing the Fund.
Funds, including the Fund. The Board noted   procedures approved by the Board. The
that they had relied upon the Senior         Board noted that Invesco Aim will receive       B. Fund Performance
Officer's written evaluation instead of a    advisory fees from these affiliated money    The Board did not view Fund performance as
competitive bidding process. In              market funds attributable to such            a relevant factor in considering whether
determining whether to continue the Fund's   investments, although Invesco Aim has        to approve the sub-advisory agreements for
investment advisory agreement, the Board     contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
considered the Senior Officer's written      least April 30, 2010, the advisory fees      currently manages any portion of the
evaluation.                                  payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II. Sub-Advisory Agreements                  that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders by permitting Invesco Aim to
Fund's uninvested cash and cash collateral   utilize the additional resources
from any securities lending arrange-

AIM V.I. TECHNOLOGY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Technology Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restriction on underwriting securities.

(4)(d) Approve modification of fundamental restriction on industry concentration.

(4)(e) Approve modification of fundamental restriction on real estate investments.

(4)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(g) Approve modification of fundamental restriction on making loans.

(4)(h) Approve modification of fundamental restriction on investments in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:


                                                                                               WITHHELD/
         MATTERS                                                                VOTES FOR    ABSTENTIONS**
----------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker                                                          474,883,590     19,741,622
         Frank S. Bayley....................................................   474,653,109     19,972,103
         James T. Bunch.....................................................   475,597,417     19,027,795
         Bruce L. Crockett..................................................   474,900,579     19,724,633
         Albert R. Dowden...................................................   474,749,929     19,875,283
         Jack M. Fields.....................................................   475,205,840     19,419,372
         Martin L. Flanagan.................................................   475,248,336     19,376,876
         Carl Frischling....................................................   474,453,674     20,171,538
         Prema Mathai-Davis.................................................   473,569,192     21,056,020
         Lewis F. Pennock...................................................   475,072,501     19,552,711
         Larry Soll, Ph.D...................................................   475,170,544     19,454,668
         Raymond Stickel, Jr................................................   475,420,825     19,204,387
         Philip A. Taylor...................................................   475,640,570     18,984,642




                                                                                          VOTES       WITHHELD/
                                                                        VOTES FOR        AGAINST     ABSTENTIONS
----------------------------------------------------------------------------------------------------------------
(2)*    Approve an amendment to the Trust's Agreement and
        Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each
        other series portfolio of the Trust, or a share class
        without a shareholder vote..................................   438,131,484     35,586,925     20,906,803
(3)     Approve a new sub-advisory agreement between Invesco Aim
        Advisors, Inc. and each of AIM Funds Management, Inc.;
        Invesco Asset Management Deutschland, GmbH; Invesco Asset
        Management Limited; Invesco Asset Management (Japan)
        Limited; Invesco Australia Limited; Invesco Global Asset
        Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco
        Institutional (N.A.), Inc.; and Invesco Senior Secured
        Management, Inc.............................................     9,820,806        241,551        220,907
(4)(a)  Approve modification of fundamental restriction on issuer
        diversification.............................................     9,898,337        228,208        156,719
(4)(b)  Approve modification of fundamental restrictions on issuing
        senior securities and borrowing money.......................     9,898,337        229,138        155,789
(4)(c)  Approve modification of fundamental restriction on
        underwriting securities.....................................     9,866,533        260,827        155,904
(4)(d)  Approve modification of fundamental restriction on industry
        concentration...............................................     9,904,593        222,882        155,789
(4)(e)  Approve modification of fundamental restriction on real
        estate investments..........................................     9,904,479        222,996        155,789
(4)(f)  Approve modification of fundamental restriction on
        purchasing or selling commodities...........................     9,898,337        228,208        156,719
(4)(g)  Approve modification of fundamental restriction on making
        loans.......................................................     9,904,593        221,838        156,833
(4)(h)  Approve modification of fundamental restriction on
        investments in investment companies.........................     9,898,336        229,024        155,904
(5)     Approve making the investment objective of the fund non-
        fundamental.................................................     9,779,883        264,159        239,222



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. TECHNOLOGY FUND

[INVESCO AIM LOGO]             AIM V.I. UTILITIES FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2008

AIM Investments                                 [MOUNTAIN GRAPHIC]
became INVESCO AIM
on March 31, 2008.

For more details, go to
invescoaim.com

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE
=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES
Cumulative total returns, 12/31/07 to 6/30/08, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                  -3.00%
Series II Shares                                                                 -3.11
S&P 500 Index(TRIANGLE) (Broad Market Index)                                    -11.90
Lipper VUF Utility Funds Category Average(TRIANGLE) (Peer Group)                 -3.59

(TRIANGLE) Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.
   The LIPPER VUF UTILITY FUNDS CATEGORY AVERAGE represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds category.
These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.
   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
=======================================================================================
==========================================
AVERAGE ANNUAL TOTAL RETURNS                 HIGHER. PLEASE CONTACT YOUR VARIABLE         GIVEN REPRESENT THE FUND AND ARE NOT
As of 6/30/08                                PRODUCT ISSUER OR FINANCIAL ADVISOR FOR      INTENDED TO REFLECT ACTUAL VARIABLE
                                             THE MOST RECENT MONTH-END VARIABLE PRODUCT   PRODUCT VALUES. THEY DO NOT REFLECT SALES
SERIES I SHARES                              PERFORMANCE. PERFORMANCE FIGURES REFLECT     CHARGES, EXPENSES AND FEES ASSESSED IN
Inception (12/30/94)                  9.01%  FUND EXPENSES, REINVESTED DISTRIBUTIONS      CONNECTION WITH A VARIABLE PRODUCT. SALES
10 Years                              6.50   AND CHANGES IN NET ASSET VALUE. INVESTMENT   CHARGES, EXPENSES AND FEES, WHICH ARE
 5 Years                             17.87   RETURN AND PRINCIPAL VALUE WILL FLUCTUATE    DETERMINED BY THE VARIABLE PRODUCT
 1 Year                               3.77   SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN     ISSUERS, WILL VARY AND WILL LOWER THE
                                             YOU SELL SHARES.                             TOTAL RETURN.
SERIES II SHARES                                THE NET ANNUAL FUND OPERATING EXPENSE        THE MOST RECENT MONTH-END PERFORMANCE
10 Years                              6.25   RATIO SET FORTH IN THE MOST RECENT FUND      DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
 5 Years                             17.60   PROSPECTUS AS OF THE DATE OF THIS REPORT     PRODUCT CHARGES, IS AVAILABLE ON THE
 1 Year                               3.59   FOR SERIES I AND SERIES II SHARES WAS        INVESCO AIM AUTOMATED INFORMATION LINE,
==========================================   0.93% AND 1.18%, RESPECTIVELY.(1) THE        866 702 4402. AS MENTIONED ABOVE, FOR THE
SERIES II SHARES' INCEPTION DATE IS APRIL    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO    MOST RECENT MONTH-END PERFORMANCE
30, 2004. RETURNS SINCE THAT DATE ARE        SET FORTH IN THE MOST RECENT FUND            INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
HISTORICAL. ALL OTHER RETURNS ARE THE        PROSPECTUS AS OF THE DATE OF THIS REPORT     CONTACT YOUR VARIABLE PRODUCT ISSUER OR
BLENDED RETURNS OF THE HISTORICAL            FOR SERIES I AND SERIES II SHARES WAS        FINANCIAL ADVISOR.
PERFORMANCE OF SERIES II SHARES SINCE        0.94% AND 1.19%, RESPECTIVELY. THE EXPENSE
THEIR INCEPTION AND THE RESTATED             RATIOS PRESENTED ABOVE MAY VARY FROM THE     (1) Total annual operating expenses less
HISTORICAL PERFORMANCE OF SERIES I SHARES    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS      any contractual fee waivers and/or
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    OF THIS REPORT THAT ARE BASED ON EXPENSES       expense reimbursements by the advisor
II SHARES) ADJUSTED TO REFLECT THE RULE      INCURRED DURING THE PERIOD COVERED BY THIS      in effect through at least April 30,
12B-1 FEES APPLICABLE TO SERIES II SHARES.   REPORT.                                         2010. See current prospectus for more
THE INCEPTION DATE OF SERIES I SHARES IS        AIM V.I. UTILITIES FUND, A SERIES            information.
DECEMBER 30, 1994. THE PERFORMANCE OF THE    PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
FUND'S SERIES I AND SERIES II SHARE          IS CURRENTLY OFFERED THROUGH INSURANCE
CLASSES WILL DIFFER PRIMARILY DUE TO         COMPANIES ISSUING VARIABLE PRODUCTS. YOU
DIFFERENT CLASS EXPENSES.                    CANNOT PURCHASE SHARES OF THE FUND
   THE PERFORMANCE DATA QUOTED REPRESENT     DIRECTLY. PERFORMANCE FIGURES
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR

AIM V.I. UTILITIES FUND

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of June 30, 2008



-------------------------------------------------------------------------
Electric Utilities                                                   34.4%
-------------------------------------------------------------------------
Multi-Utilities                                                      24.8
-------------------------------------------------------------------------
Gas Utilities                                                        12.3
-------------------------------------------------------------------------
Integrated Telecommunication Services                                11.7
-------------------------------------------------------------------------
Oil & Gas Storage & Transportation                                    8.4
-------------------------------------------------------------------------
Independent Power Producers & Energy Traders                          6.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

June 30, 2008
(Unaudited)





                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS-97.94%

ELECTRIC UTILITIES-34.39%

Duke Energy Corp.                                      165,000    $  2,867,700
------------------------------------------------------------------------------
E.ON A.G. (Germany)(b)                                  22,000       4,430,302
------------------------------------------------------------------------------
Edison International                                    98,000       5,035,240
------------------------------------------------------------------------------
Enel S.p.A. (Italy)(b)(c)                              189,000       1,793,337
------------------------------------------------------------------------------
Entergy Corp.                                           48,000       5,783,040
------------------------------------------------------------------------------
Exelon Corp.                                            82,000       7,376,720
------------------------------------------------------------------------------
FirstEnergy Corp.                                       58,000       4,775,140
------------------------------------------------------------------------------
FPL Group, Inc.                                         91,000       5,967,780
------------------------------------------------------------------------------
Pepco Holdings, Inc.                                   128,000       3,283,200
------------------------------------------------------------------------------
Portland General Electric Co.                           90,000       2,026,800
------------------------------------------------------------------------------
PPL Corp.                                               89,000       4,652,030
------------------------------------------------------------------------------
Southern Co.                                            49,000       1,711,080
==============================================================================
                                                                    49,702,369
==============================================================================


GAS UTILITIES-12.30%

AGL Resources Inc.                                      90,000       3,112,200
------------------------------------------------------------------------------
Equitable Resources, Inc.                               78,000       5,386,680
------------------------------------------------------------------------------
ONEOK, Inc.                                             78,000       3,808,740
------------------------------------------------------------------------------
Questar Corp.                                           77,000       5,470,080
==============================================================================
                                                                    17,777,700
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-6.34%

Constellation Energy Group Inc.                         49,000       4,022,900
------------------------------------------------------------------------------
NRG Energy, Inc.(d)                                    120,000       5,148,000
==============================================================================
                                                                     9,170,900
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-11.71%

Alaska Communications Systems Group Inc.               375,000       4,477,500
------------------------------------------------------------------------------
AT&T Inc.                                              231,000       7,782,390
------------------------------------------------------------------------------
Verizon Communications Inc.                            132,000       4,672,800
==============================================================================
                                                                    16,932,690
==============================================================================


MULTI-UTILITIES-24.76%

Ameren Corp.                                            87,000       3,674,010
------------------------------------------------------------------------------
CMS Energy Corp.                                       245,000       3,650,500
------------------------------------------------------------------------------
Dominion Resources, Inc.                                82,000       3,894,180
------------------------------------------------------------------------------
National Grid PLC (United Kingdom)(b)                  215,000       2,817,590
------------------------------------------------------------------------------
OGE Energy Corp.                                        26,000         824,460
------------------------------------------------------------------------------
PG&E Corp.                                              93,000       3,691,170
------------------------------------------------------------------------------
Public Service Enterprise Group Inc.                    76,000       3,490,680
------------------------------------------------------------------------------
SCANA Corp.                                             25,000         925,000
------------------------------------------------------------------------------
Sempra Energy                                           91,000       5,136,950
------------------------------------------------------------------------------
Veolia Environnement (France)(b)                        42,000       2,340,043
------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  49,000       2,215,780
------------------------------------------------------------------------------
Xcel Energy, Inc.                                      156,000       3,130,920
==============================================================================
                                                                    35,791,283
==============================================================================


OIL & GAS STORAGE & TRANSPORTATION-8.44%

El Paso Corp.                                          283,000       6,152,420
------------------------------------------------------------------------------
Williams Cos., Inc. (The)                              150,000       6,046,500
==============================================================================
                                                                    12,198,920
==============================================================================
     Total Common Stocks (Cost $98,451,203)                        141,573,862
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.34%

Liquid Assets Portfolio-Institutional Class(e)       1,690,843    $  1,690,843
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)             1,690,843       1,690,843
==============================================================================
     Total Money Market Funds (Cost $3,381,686)                      3,381,686
==============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.28% (Cost $101,832,889)                                144,955,548
==============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-0.99%

Liquid Assets Portfolio-Institutional Class(e)(f)    1,424,375       1,424,375
==============================================================================
TOTAL INVESTMENTS-101.27% (Cost $103,257,264)                      146,379,923
==============================================================================
OTHER ASSETS LESS LIABILITIES-(1.27)%                               (1,842,499)
==============================================================================
NET ASSETS-100.00%                                                $144,537,424
______________________________________________________________________________
==============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2008 was $11,381,272, which represented 7.87% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at June 30, 2008.
(d)   Non-income producing security.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $98,451,203)*                           $141,573,862
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $4,806,061)                    4,806,061
======================================================
     Total investments (Cost
       $103,257,264)                       146,379,923
======================================================
Foreign currencies, at value (Cost
  $18,805)                                      18,888
------------------------------------------------------
Receivables for:
  Fund shares sold                              30,689
------------------------------------------------------
  Dividends                                    532,479
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             43,601
------------------------------------------------------
Other assets                                        45
======================================================
     Total assets                          147,005,625
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        509,099
------------------------------------------------------
  Fund shares reacquired                       361,875
------------------------------------------------------
  Collateral upon return of securities
     loaned                                  1,424,375
------------------------------------------------------
Accrued fees to affiliates                      87,120
------------------------------------------------------
Accrued other operating expenses                32,283
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              53,449
======================================================
     Total liabilities                       2,468,201
======================================================
Net assets applicable to shares
  outstanding                             $144,537,424
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 84,872,851
------------------------------------------------------
Undistributed net investment income          4,797,929
------------------------------------------------------
Undistributed net realized gain             11,729,209
------------------------------------------------------
Unrealized appreciation                     43,137,435
======================================================
                                          $144,537,424
______________________________________________________
======================================================



NET ASSETS:

Series I                                  $141,841,629
______________________________________________________
======================================================
Series II                                 $  2,695,795
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     6,099,523
______________________________________________________
======================================================
Series II                                      116,924
______________________________________________________
======================================================
Series I:
  Net asset value per share               $      23.25
______________________________________________________
======================================================
Series II:
  Net asset value per share               $      23.06
______________________________________________________
======================================================



* At June 30, 2008, securities with an aggregate value of $1,348,553 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $47,697)                        $ 2,386,886
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $33,850)                            99,046
======================================================
     Total investment income                 2,485,932
======================================================


EXPENSES:

Advisory fees                                  443,437
------------------------------------------------------
Administrative services fees                   194,229
------------------------------------------------------
Custodian fees                                   6,734
------------------------------------------------------
Distribution fees -- Series II                   3,373
------------------------------------------------------
Transfer agent fees                              9,425
------------------------------------------------------
Trustees' and officer's fees and
  benefits                                      10,283
------------------------------------------------------
Other                                           25,083
======================================================
     Total expenses                            692,564
======================================================
Less: Fees waived                               (4,165)
======================================================
     Net expenses                              688,399
======================================================
Net investment income                        1,797,533
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                      2,497,551
------------------------------------------------------
  Foreign currencies                             1,233
======================================================
                                             2,498,784
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (9,682,124)
------------------------------------------------------
  Foreign currencies                             8,605
======================================================
                                            (9,673,519)
======================================================
Net realized and unrealized gain (loss)     (7,174,735)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $(5,377,202)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2008 and the year ended December 31, 2007 (Unaudited)



                                                                            JUNE 30,        DECEMBER 31,
                                                                              2008              2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  1,797,533      $  3,053,887
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          2,498,784        12,120,624
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (9,673,519)       12,996,939
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (5,377,202)       28,171,450
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --        (2,819,765)
--------------------------------------------------------------------------------------------------------
  Series II                                                                         --           (60,178)
========================================================================================================
     Total distributions from net investment income                                 --        (2,879,943)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --        (7,308,544)
--------------------------------------------------------------------------------------------------------
  Series II                                                                         --          (167,024)
========================================================================================================
     Total distributions from net realized gains                                    --        (7,475,568)
========================================================================================================
Share transactions-net:
  Series I                                                                  (8,648,895)         (820,698)
--------------------------------------------------------------------------------------------------------
  Series II                                                                   (477,094)          504,038
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (9,125,989)         (316,660)
========================================================================================================
     Net increase (decrease) in net assets                                 (14,503,191)       17,499,279
========================================================================================================


NET ASSETS:

  Beginning of period                                                      159,040,615       141,541,336
========================================================================================================
  End of period (including undistributed net investment income of
     $4,797,929 and $3,000,396, respectively)                             $144,537,424      $159,040,615
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty separate portfolios, (each constituting a "Fund").

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objectives are capital growth and income.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. UTILITIES FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        A large percentage of the Fund's assets may be invested in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated

AIM V.I. UTILITIES FUND
      into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of 0.60% of the Fund's average daily net assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (but not cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2008, the Advisor waived advisory fees of $4,165.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2008, Invesco Aim was paid $24,863 for accounting and fund administrative services and reimbursed $169,366 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own

AIM V.I. UTILITIES FUND

Series II shares of the Fund. For the six months ended June 30, 2008, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

  Level 1 -- Quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered input levels, as of the end of the reporting period, June 30, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                      INVESTMENTS IN
INPUT LEVEL             SECURITIES
------------------------------------
Level 1                $134,998,651
------------------------------------
Level 2                  11,381,272
------------------------------------
Level 3                          --
====================================
                       $146,379,923
____________________________________
====================================



NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2008, the Fund paid legal fees of $1,679 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. UTILITIES FUND

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as to utilizing $919,463 of capital loss carryforward in the fiscal year ended December 31, 2008.

  The Fund had a capital loss carryforward as of December 31, 2007 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
December 31, 2009                                                     $1,839,286
_________________________________________________________________________________
=================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2008 was $17,273,713 and $23,290,622, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $45,387,999
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (2,424,165)
===============================================================================================
Net unrealized appreciation of investment securities                                $42,963,834
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $103,416,089.


NOTE 8--SHARE INFORMATION


                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2008(a)               DECEMBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      797,449     $ 18,347,815      2,496,664     $ 59,127,619
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      15,238          342,475         47,500        1,114,914
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --        416,289       10,128,309
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --          9,404          227,202
========================================================================================================================
Reacquired:
  Series I                                                   (1,195,105)     (26,996,710)    (2,965,731)     (70,076,626)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (36,683)        (819,569)       (35,116)        (838,078)
========================================================================================================================
                                                               (419,101)    $ (9,125,989)       (30,990)    $   (316,660)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. UTILITIES FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  SERIES I
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                  JUNE 30,         -----------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  23.97         $  21.23     $  17.83     $  15.61     $  12.95     $ 11.16
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.28             0.47         0.47         0.42         0.42        0.33
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (1.00)            3.94         4.06         2.21         2.57        1.60
==============================================================================================================================
     Total from investment operations                (0.72)            4.41         4.53         2.63         2.99        1.93
==============================================================================================================================
Less distributions:
  Dividends from net investment income                  --            (0.47)       (0.70)       (0.41)       (0.33)      (0.14)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --            (1.20)       (0.43)          --           --          --
==============================================================================================================================
     Total distributions                                --            (1.67)       (1.13)       (0.41)       (0.33)      (0.14)
==============================================================================================================================
Net asset value, end of period                    $  23.25         $  23.97     $  21.23     $  17.83     $  15.61     $ 12.95
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                      (3.00)%          20.64%       25.46%       16.83%       23.65%      17.38%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $141,842         $155,748     $139,080     $114,104     $159,554     $62,510
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   0.93%(c)         0.93%        0.93%        0.93%        1.01%       1.08%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   0.94%(c)         0.94%        0.96%        0.96%        1.01%       1.08%
==============================================================================================================================
Ratio of net investment income to average
  net assets                                          2.44%(c)         1.97%        2.40%        2.49%        3.09%       2.84%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                              12%              30%          38%          49%          52%         58%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $145,911,705.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



AIM V.I. UTILITIES FUND

                                                                               SERIES II
                                               -------------------------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                               SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,       (COMMENCEMENT DATE)
                                                   JUNE 30,         ----------------------------       TO DECEMBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $23.80          $21.12     $17.76     $15.57            $12.63
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.25            0.41       0.42       0.38              0.26
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (0.99)           3.91       4.06       2.20              2.68
========================================================================================================================
     Total from investment operations                (0.74)           4.32       4.48       2.58              2.94
========================================================================================================================
Less distributions:
  Dividends from net investment income                  --           (0.44)     (0.69)     (0.39)               --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 --           (1.20)     (0.43)        --                --
========================================================================================================================
     Total distributions                                --           (1.64)     (1.12)     (0.39)               --
========================================================================================================================
Net asset value, end of period                      $23.06          $23.80     $21.12     $17.76            $15.57
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (3.11)%         20.32%     25.25%     16.55%            23.28%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,696          $3,293     $2,462     $  801            $  602
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.18%(c)        1.18%      1.18%      1.18%             1.28%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.19%(c)        1.19%      1.21%      1.21%             1.28%(d)
========================================================================================================================
Ratio of net investment income to average
  net assets                                          2.19%(c)        1.72%      2.15%      2.24%             2.82%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                              12%             30%        38%        49%               52%
________________________________________________________________________________________________________________________
========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $2,712,812.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid. The case pending in Illinois State Court regarding fair value pricing was dismissed with prejudice on May 6, 2008.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds

AIM V.I. UTILITIES FUND
remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. Plaintiff appealed this ruling. On June 16, 2008, the Fourth Court of Appeals reversed the dismissal and remanded this lawsuit back to the MDL Court for further proceedings.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


AIM V.I. UTILITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008, through June 30, 2008.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/08)   (06/30/08)(1)   PERIOD(2)     (06/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $970.00        $4.56       $1,020.24       $4.67        0.93%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        968.90         5.78        1,019.00        5.92        1.18
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2008, through June 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


AIM V.I. UTILITIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     comparative performance and fee data         ent weight to the various factors. The
Variable Insurance Funds is required under   regarding the AIM Funds prepared by an       Trustees recognized that the advisory
the Investment Company Act of 1940 to        independent company, Lipper, Inc.            arrangements and resulting advisory fees
approve annually the renewal of the AIM      (Lipper), under the direction and            for the Fund and the other AIM Funds are
V.I. Utilities Fund (the Fund) investment    supervision of the independent Senior        the result of years of review and
advisory agreement with Invesco Aim          Officer who also prepares a separate         negotiation between the Trustees and
Advisors, Inc. (Invesco Aim). During         analysis of this information for the         Invesco Aim, that the Trustees may focus
contract renewal meetings held on June       Trustees. Each Sub-Committee then makes      to a greater extent on certain aspects of
18-19, 2008, the Board as a whole and the    recommendations to the Investments           these arrangements in some years than in
disinterested or "independent" Trustees,     Committee regarding the performance, fees    others, and that the Trustees'
voting separately, approved the              and expenses of their assigned funds. The    deliberations and conclusions in a
continuance of the Fund's investment         Investments Committee considers each         particular year may be based in part on
advisory agreement for another year,         Sub-Committee's recommendations and makes    their deliberations and conclusions of
effective July 1, 2008. In doing so, the     its own recommendations regarding the        these same arrangements throughout the
Board determined that the Fund's             performance, fees and expenses of the AIM    year and in prior years.
investment advisory agreement is in the      Funds to the full Board. The Investments
best interests of the Fund and its           Committee also considers each                FACTORS AND CONCLUSIONS AND SUMMARY OF
shareholders and that the compensation to    Sub-Committee's recommendations in making    INDEPENDENT WRITTEN FEE EVALUATION
Invesco Aim under the Fund's investment      its annual recommendation to the Board       The discussion below serves as a summary
advisory agreement is fair and reasonable.   whether to approve the continuance of each   of the Senior Officer's independent
   The independent Trustees met separately   AIM Fund's investment advisory agreement     written evaluation with respect to the
during their evaluation of the Fund's        and sub-advisory agreements for another      Fund's investment advisory agreement as
investment advisory agreement with           year.                                        well as a discussion of the material
independent legal counsel from whom they        The independent Trustees are assisted     factors and related conclusions that
received independent legal advice, and the   in their annual evaluation of the Fund's     formed the basis for the Board's approval
independent Trustees also received           investment advisory agreement by the         of the Fund's investment advisory
assistance during their deliberations from   independent Senior Officer. One              agreement and sub-advisory agreements.
the independent Senior Officer, a            responsibility of the Senior Officer is to   Unless otherwise stated, information set
full-time officer of the AIM Funds who       manage the process by which the AIM Funds'   forth below is as of June 19, 2008 and
reports directly to the independent          proposed management fees are negotiated      does not reflect any changes that may have
Trustees.                                    during the annual contract renewal process   occurred since that date, including but
                                             to ensure that they are negotiated in a      not limited to changes to the Fund's
THE BOARD'S FUND EVALUATION PROCESS          manner that is at arms' length and           performance, advisory fees, expense
The Board's Investments Committee has        reasonable. Accordingly, the Senior          limitations and/or fee waivers.
established three Sub-Committees that are    Officer must either supervise a
responsible for overseeing the management    competitive bidding process or prepare an    I. Investment Advisory Agreement
of a number of the series portfolios of      independent written evaluation. The Senior      A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            Officer has recommended that an                    Services Provided by Invesco Aim
structure permits the Trustees to focus on   independent written evaluation be provided   The Board reviewed the advisory services
the performance of the AIM Funds that have   and, at the direction of the Board, has      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    prepared an independent written              the Fund's investment advisory agreement,
meet throughout the year to review the       evaluation.                                  the performance of Invesco Aim in
performance of their assigned funds, and        During the annual contract renewal        providing these services, and the
the Sub-Committees review monthly and        process, the Board considered the factors    credentials and experience of the officers
quarterly comparative performance            discussed below under the heading "Factors   and employees of Invesco Aim who provide
information and periodic asset flow data     and Conclusions and Summary of Independent   these services. The Board's review of the
for their assigned funds. These materials    Written Fee Evaluation" in evaluating the    qualifications of Invesco Aim to provide
are prepared under the direction and         fairness and reasonableness of the Fund's    these services included the Board's
supervision of the independent Senior        investment advisory agreement and            consideration of Invesco Aim's portfolio
Officer. Over the course of each year, the   sub-advisory agreements at the contract      and product review process, various back
Sub-Committees meet with portfolio           renewal meetings and at their meetings       office support functions provided by
managers for their assigned funds and        throughout the year as part of their         Invesco Aim and its affiliates, and
other members of management and review       ongoing oversight of the Fund. The Fund's    Invesco Aim's equity and fixed income
with these individuals the performance,      investment advisory agreement and            trading operations. The Board concluded
investment objective(s), policies,           sub-advisory agreements were considered      that the nature, extent and quality of the
strategies and limitations of these funds.   separately, although the Board also          advisory services provided to the Fund by
   In addition to their meetings             considered the common interests of all of    Invesco Aim were appropriate and that
throughout the year, the Sub-Committees      the AIM Funds in their deliberations. The    Invesco Aim currently is providing
meet at designated contract renewal          Board considered all of the information      satisfactory advisory services in
meetings each year to conduct an in-depth    provided to them and did not identify any    accordance with the terms of the Fund's
review of the performance, fees and          particular factor that was controlling.      investment advisory agreement. In
expenses of their assigned funds. During     Each Trustee may have evaluated the          addition, based on their ongoing meetings
the contract renewal process, the Trustees   information provided differently from one    throughout the year with the Fund's
receive                                      another and attributed differ                portfolio manager or managers, the Board
                                                                                          concluded that

                                                                                                                           continued

AIM V.I. UTILITIES FUND

these individuals are competent and able     to the Board's focus on fund performance.    or expense limitations. The Board noted
to continue to carry out their               Although the independent written             that the Fund's contractual advisory fee
responsibilities under the Fund's            evaluation of the Fund's Senior Officer      schedule does not include any breakpoints.
investment advisory agreement.               only considered Fund performance through     The Board considered whether it would be
   In determining whether to continue the    the most recent calendar year, the Board     appropriate to add advisory fee
Fund's investment advisory agreement, the    also reviewed more recent Fund performance   breakpoints for the Fund or whether, due
Board considered the prior relationship      and this review did not change their         to the nature of the Fund and the advisory
between Invesco Aim and the Fund, as well    conclusions.                                 fee structures of comparable funds, it was
as the Board's knowledge of Invesco Aim's                                                 reasonable to structure the advisory fee
operations, and concluded that it was           C. Advisory Fees and Fee Waivers          without breakpoints. Based on this review,
beneficial to maintain the current           The Board compared the Fund's contractual    the Board concluded that it was not
relationship, in part, because of such       advisory fee rate to the contractual         necessary to add breakpoints to the Fund's
knowledge. The Board also considered the     advisory fee rates of funds in the Fund's    advisory fee schedule. Based on this
steps that Invesco Aim and its affiliates    Lipper expense group that are not managed    information, the Board concluded that,
have taken over the last several years to    by Invesco Aim, at a common asset level      absent breakpoints, the Fund's contractual
improve the quality and efficiency of the    and as of the end of the past calendar       advisory fees remain constant and do not
services they provide to the AIM Funds in    year. The Board noted that the Fund's        reflect economies of scale. The Board also
the areas of investment performance,         contractual advisory fee rate was below      noted that the Fund shares directly in
product line diversification,                the median contractual advisory fee rate     economies of scale through lower fees
distribution, fund operations, shareholder   of funds in its expense group. The Board     charged by third party service providers
services and compliance. The Board           also reviewed the methodology used by        based on the combined size of all of the
concluded that the quality and efficiency    Lipper in determining contractual fee        AIM Funds and affiliates.
of the services Invesco Aim and its          rates.
affiliates provide to the AIM Funds in          The Board also compared the Fund's           E. Profitability and Financial
each of these areas have generally           effective fee rate (the advisory fee after         Resources of Invesco Aim
improved, and support the Board's approval   any advisory fee waivers and before any      The Board reviewed information from
of the continuance of the Fund's             expense limitations/waivers) to the          Invesco Aim concerning the costs of the
investment advisory agreement.               advisory fee rates of other clients of       advisory and other services that Invesco
                                             Invesco Aim and its affiliates with          Aim and its affiliates provide to the Fund
   B. Fund Performance                       investment strategies comparable to those    and the profitability of Invesco Aim and
Because there were only four funds           of the Fund, including one mutual fund       its affiliates in providing these
identified by Invesco Aim in the Funds       advised by Invesco Aim. The Board noted      services. The Board also reviewed
performance group for inclusion in the       that the Fund's rate was below the rate      information concerning the financial
Lipper reports, the Board compared the       for the other mutual fund.                   condition of Invesco Aim and its
Fund's performance during the past one,         The Board noted that Invesco Aim has      affiliates. The Board also reviewed with
three and five calendar years to the         contractually agreed to waive fees and/or    Invesco Aim the methodology used to
performance of funds in the Fund's           limit expenses of the Fund through at        prepare the profitability information. The
performance universe identified by Lipper,   least April 30, 2010 in an amount            Board considered the overall profitability
and against the performance of all funds     necessary to limit total annual operating    of Invesco Aim, as well as the
in the Lipper Variable Annuity Underlying    expenses to a specified percentage of        profitability of Invesco Aim in connection
Funds - Utility Index. The Board also        average daily net assets for each class of   with managing the Fund. The Board noted
reviewed the criteria used by Invesco Aim    the Fund. The Board considered the           that Invesco Aim continues to operate at a
to identify the funds in the Fund's          contractual nature of this fee waiver and    net profit, although increased expenses in
performance group for inclusion in the       noted that it remains in effect until at     recent years have reduced the
Lipper reports and the methodology used by   least April 30, 2010. The Board also         profitability of Invesco Aim and its
Lipper to identify the performance           considered the effect this expense           affiliates. The Board concluded that the
universe. The Board noted that the Fund's    limitation would have on the Fund's          Fund's fees were fair and reasonable, and
performance was in the third quintile of     estimated total expenses.                    that the level of profits realized by
its Lipper performance universe for the         After taking account of the Fund's        Invesco Aim and its affiliates from
one and five year periods and the second     contractual advisory fee rate, as well as    providing services to the Fund was not
quintile for the three year period (the      the comparative advisory fee information     excessive in light of the nature, quality
first quintile being the best performing     and the expense limitation discussed         and extent of the services provided. The
funds and the fifth quintile being the       above, the Board concluded that the Fund's   Board considered whether Invesco Aim is
worst performing funds). The Board noted     advisory fees were fair and reasonable.      financially sound and has the resources
that the Fund's performance was below the                                                 necessary to perform its obligations under
performance of the Index for the one and        D. Economies of Scale and Breakpoints     the Fund's investment advisory agreement,
five year periods and above the Index for    The Board considered the extent to which     and concluded that Invesco Aim has the
the three year period. The Board also        there are economies of scale in Invesco      financial resources necessary to fulfill
considered the steps Invesco Aim has taken   Aim's provision of advisory services to      these obligations.
over the last several years to improve the   the Fund. The Board also considered
quality and efficiency of the services       whether the Fund benefits from such             F. Independent Written Evaluation of
that Invesco Aim provides to the AIM         economies of scale through contractual             the Fund's Senior Officer
Funds. The Board concluded that Invesco      breakpoints in the Fund's advisory fee       The Board noted that, at their direction,
Aim continues to be responsive               schedule or through advisory fee waivers     the Senior Officer of the Fund, who is
                                                                                          independent of Invesco Aim and Invesco

                                                                                                                           continued

AIM V.I. UTILITIES FUND

Aim's affiliates, had prepared an            Fund's uninvested cash and cash collateral   by permitting Invesco Aim to utilize the
independent written evaluation to assist     from any securities lending arrangements     additional resources and talent of the
the Board in determining the                 may be invested in money market funds        Affiliated Sub-Advisers in managing the
reasonableness of the proposed management    advised by Invesco Aim pursuant to           Fund.
fees of the AIM Funds, including the Fund.   procedures approved by the Board. The
The Board noted that they had relied upon    Board noted that Invesco Aim will receive       B. Fund Performance
the Senior Officer's written evaluation      advisory fees from these affiliated money    The Board did not view Fund performance as
instead of a competitive bidding process.    market funds attributable to such            a relevant factor in considering whether
In determining whether to continue the       investments, although Invesco Aim has        to approve the sub-advisory agreements for
Fund's investment advisory agreement, the    contractually agreed to waive through at     the Fund, as no Affiliated Sub-Adviser
Board considered the Senior Officer's        least April 30, 2010, the advisory fees      currently manages any portion of the
written evaluation.                          payable by the Fund in an amount equal to    Fund's assets.
                                             100% of the net advisory fees Invesco Aim
   G. Collateral Benefits to Invesco Aim     receives from the affiliated money market       C. Sub-Advisory Fees
      and its Affiliates                     funds with respect to the Fund's             The Board considered the services to be
The Board considered various other           investment of uninvested cash, but not       provided by the Affiliated Sub-Advisers
benefits received by Invesco Aim and its     cash collateral. The Board considered the    pursuant to the sub-advisory agreements
affiliates resulting from Invesco Aim's      contractual nature of this fee waiver and    and the services to be provided by Invesco
relationship with the Fund, including the    noted that it remains in effect until at     Aim pursuant to the Fund's investment
fees received by Invesco Aim and its         least April 30, 2010. The Board concluded    advisory agreement, as well as the
affiliates for their provision of            that the Fund's investment of uninvested     allocation of fees between Invesco Aim and
administrative, transfer agency and          cash and cash collateral from any            the Affiliated Sub-Advisers pursuant to
distribution services to the Fund. The       securities lending arrangements in the       the sub-advisory agreements. The Board
Board considered the performance of          affiliated money market funds is in the      noted that the sub-advisory fees have no
Invesco Aim and its affiliates in            best interests of the Fund and its           direct effect on the Fund or its
providing these services and the             shareholders.                                shareholders, as they are paid by Invesco
organizational structure employed by                                                      Aim to the Affiliated Sub-Advisers, and
Invesco Aim and its affiliates to provide    II Sub-Advisory Agreements                   that Invesco Aim and the Affiliated
these services. The Board also considered       A. Nature, Extent and Quality of          Sub-Advisers are affiliates. After taking
that these services are provided to the            Services Provided by Affiliated        account of the Fund's contractual
Fund pursuant to written contracts which           Sub-Advisers                           sub-advisory fee rate, as well as other
are reviewed and approved on an annual       The Board reviewed the services to be        relevant factors, the Board concluded that
basis by the Board. The Board concluded      provided by Invesco Trimark Ltd., Invesco    the Fund's sub-advisory fees were fair and
that Invesco Aim and its affiliates were     Asset Management Deutschland, GmbH,          reasonable.
providing these services in a satisfactory   Invesco Asset Management Limited, Invesco
manner and in accordance with the terms of   Asset Management (Japan) Limited, Invesco       D. Financial Resources of the
their contracts, and were qualified to       Australia Limited, Invesco Global Asset            Affiliated Sub-Advisers
continue to provide these services to the    Management (N.A.), Inc., Invesco Hong Kong   The Board considered whether each
Fund.                                        Limited, Invesco Institutional (N.A.),       Affiliated Sub-Adviser is financially
   The Board considered the benefits         Inc. and Invesco Senior Secured              sound and has the resources necessary to
realized by Invesco Aim as a result of       Management, Inc. (collectively, the          perform its obligations under its
portfolio brokerage transactions executed    "Affiliated Sub-Advisers") under the         respective sub-advisory agreement, and
through "soft dollar" arrangements. Under    sub-advisory agreements and the              concluded that each Affiliated Sub-Adviser
these arrangements, portfolio brokerage      credentials and experience of the officers   has the financial resources necessary to
commissions paid by the Fund and/or other    and employees of the Affiliated              fulfill these obligations.
funds advised by Invesco Aim are used to     Sub-Advisers who will provide these
pay for research and execution services.     services. The Board concluded that the
The Board noted that soft dollar             nature, extent and quality of the services
arrangements shift the payment obligation    to be provided by the Affiliated
for the research and execution services      Sub-Advisers were appropriate. The Board
from Invesco Aim to the funds and            noted that the Affiliated Sub-Advisers,
therefore may reduce Invesco Aim's           which have offices and personnel that are
expenses. The Board also noted that          geographically dispersed in financial
research obtained through soft dollar        centers around the world, have been formed
arrangements may be used by Invesco Aim in   in part for the purpose of researching and
making investment decisions for the Fund     compiling information and making
and may therefore benefit Fund               recommendations on the markets and
shareholders. The Board concluded that       economies of various countries and
Invesco Aim's soft dollar arrangements       securities of companies located in such
were appropriate. The Board also concluded   countries or on various types of
that, based on their review and              investments and investment techniques, and
representations made by Invesco Aim, these   providing investment advisory services.
arrangements were consistent with            The Board concluded that the sub-advisory
regulatory requirements.                     agreements will benefit the Fund and its
   The Board considered the fact that the    shareholders

AIM V.I. UTILITIES FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM V.I. Utilities Fund, an investment portfolio of AIM Variable Insurance Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4)(a) Approve modification of fundamental restriction on issuer diversification.

(4)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(4)(c) Approve modification of fundamental restriction on underwriting securities.

(4)(d) Approve modification of fundamental restriction on industry concentration.

(4)(e) Approve modification of fundamental restriction on real estate investments.

(4)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(4)(g)  Approve modification of fundamental restriction on making loans.


(4)(h) Approve modification of fundamental restriction on investments in investment companies.

(5)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:

                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   474,883,590          19,741,622
         Frank S. Bayley.................................................   474,653,109          19,972,103
         James T. Bunch..................................................   475,597,417          19,027,795
         Bruce L. Crockett...............................................   474,900,579          19,724,633
         Albert R. Dowden................................................   474,749,929          19,875,283
         Jack M. Fields..................................................   475,205,840          19,419,372
         Martin L. Flanagan..............................................   475,248,336          19,376,876
         Carl Frischling.................................................   474,453,674          20,171,538
         Prema Mathai-Davis..............................................   473,569,192          21,056,020
         Lewis F. Pennock................................................   475,072,501          19,552,711
         Larry Soll, Ph.D................................................   475,170,544          19,454,668
         Raymond Stickel, Jr. ...........................................   475,420,825          19,204,387
         Philip A. Taylor................................................   475,640,570          18,984,642




                                                                                          VOTES           WITHHELD/
                                                                     VOTES FOR           AGAINST         ABSTENTIONS
--------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement and
         Declaration of Trust that would permit the Board of
         Trustees of the Trust to terminate the Trust, the Fund,
         and each other series portfolio of the Trust, or a share
         class without a shareholder vote........................   438,131,484        35,586,925         20,906,803
(3)      Approve a new sub-advisory agreement between Invesco Aim
         Advisors, Inc. and each of AIM Funds Management, Inc.;
         Invesco Asset Management Deutschland, GmbH; Invesco
         Asset Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited; Invesco
         Global Asset Management (N.A.), Inc.; Invesco Hong Kong
         Limited; Invesco Institutional (N.A.), Inc.; and Invesco
         Senior Secured Management, Inc..........................     5,523,791           298,546            264,095
(4)(a)   Approve modification of fundamental restriction on
         issuer diversification..................................     5,573,223           304,778            208,431
(4)(b)   Approve modification of fundamental restrictions on
         issuing senior securities and borrowing money...........     5,563,200           305,272            217,960
(4)(c)   Approve modification of fundamental restriction on
         underwriting securities.................................     5,573,223           304,778            208,431
(4)(d)   Approve modification of fundamental restriction on
         industry concentration..................................     5,573,223           305,306            207,903
(4)(e)   Approve modification of fundamental restriction on real
         estate investments......................................     5,557,483           319,145            209,804
(4)(f)   Approve modification of fundamental restriction on
         purchasing or selling commodities.......................     5,563,819           314,183            208,430
(4)(g)   Approve modification of fundamental restriction on
         making loans............................................     5,552,317           324,557            209,558
(4)(h)   Approve modification of fundamental restriction on
         investments in investment companies.....................     5,550,428           316,566            219,438
(5)      Approve making the investment objective of the fund non-
         fundamental.............................................     5,289,751           414,908            381,773



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Variable Insurance Funds.

** Includes Broker Non-Votes.


AIM V.I. UTILITIES FUND

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 25, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 25, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: August 25, 2008

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.